UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
              (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 28, 2010

                   Date of reporting period: November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
COMMON STOCKS: 95.61%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.00%
          2,200      TOMRA SYSTEMS ASA                                                                              $       11,009
                                                                                                                    --------------

AEROSPACE, DEFENSE: 0.06%
        107,561      BE AEROSPACE INCORPORATED+                                                                          2,072,700
      4,398,720      ROLLS-ROYCE GROUP PLC                                                                                   7,236

                                                                                                                         2,079,936
                                                                                                                    --------------

AGRICULTURAL PRODUCTION CROPS: 0.03%
         55,900      CHIQUITA BRANDS INTERNATIONAL INCORPORATED+                                                           949,741
        212,000      SINOCHEM HONG KONG HOLDING LIMITED                                                                    108,324

                                                                                                                         1,058,065
                                                                                                                    --------------

AGRICULTURAL SERVICES: 0.19%
         85,000      ASIA FOOD & PROPERTIES LIMITED                                                                         33,165
         31,900      ASIATIC DEVELOPMENT BHD                                                                                57,923
         45,000      ASTRA AGRO LESTARI TBK PT                                                                             106,134
          5,345      AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                 6,854
         66,581      AWB LIMITED                                                                                            72,263
        183,776      CHAODA MODERN AGRICULTURE LIMITED                                                                     161,485
        298,500      CHAROEN POKPHAND FOODS PCL                                                                             96,073
         48,000      CHINA GREEN HOLDINGS LIMITED                                                                           46,327
         34,447      COMPASS MINERALS INTERNATIONAL INCORPORATED                                                         2,242,155
          2,586      CRESUD SACIFYA                                                                                         36,232
        499,046      GOLDEN AGRI-RESOURCES LIMITED                                                                         165,868
         15,867      GRAIN CORPORATION LIMITED                                                                              88,358
          2,600      HOKUTO CORPORATION                                                                                     56,728
        333,700      IOI CORPORATION BHD                                                                                   532,149
         45,400      KUALA LUMPUR KEPONG BHD                                                                               208,766
         93,600      OLAM INTERNATIONAL LIMITED                                                                            177,867
          2,900      SAKATA SEED CORPORATION                                                                                46,030
         89,996      VCA ANTECH INCORPORATED+                                                                            2,040,209

                                                                                                                         6,174,586
                                                                                                                    --------------

AGRICULTURE: 0.00%
         39,000      INDOFOOD AGRI RESOURCES LIMITED+                                                                       53,822
                                                                                                                    --------------

AMUSEMENT & RECREATION SERVICES: 0.37%
             85      ACCORDIA GOLF COMPANY LIMITED                                                                          85,944
          1,425      ANTENA 3 DE TELEVISION SA+                                                                             12,432
         35,867      APN NEWS & MEDIA LIMITED                                                                               77,199
         42,559      ARISTOCRAT LEISURE LIMITED                                                                            157,089
          4,400      ARUZE CORPORATION                                                                                      60,879
          1,500      AVEX GROUP HOLDINGS INCORPORATED                                                                       12,963
         58,285      BALLY TECHNOLOGIES INCORPORATED+                                                                    2,420,576
         55,800      BEC WORLD PCL                                                                                          36,422
         52,600      BERJAYA LAND BHD                                                                                       65,120
         78,950      BERJAYA SPORTS TOTO BHD                                                                                96,345
          1,453      BWIN INTERACTIVE ENTERTAINMENT AG+                                                                     80,725
          6,400      CARNIVAL PLC                                                                                          214,574
          1,521      CLUB MEDITERRANEE+                                                                                     30,074
          4,900      DAIICHIKOSHO COMPANY LIMITED                                                                           57,934
              7      FIELDS CORPORATION                                                                                      9,783
          6,238      FLIGHT CENTRE LIMITED                                                                                 100,041
             61      FUJI TELEVISION NETWORK INCORPORATED                                                                   91,175
          5,315      GESTEVISION TELECINCO SA                                                                               59,217
          1,414      GREAT CANADIAN GAMING CORPORATION+                                                                      9,646
          1,200      H.I.S COMPANY LIMITED                                                                                  23,517

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
AMUSEMENT & RECREATION SERVICES (continued)
          1,900      HEIWA CORPORATION                                                                              $       19,739
        129,439      INTERNATIONAL GAME TECHNOLOGY<<                                                                     2,445,103
          4,444      INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                      24,556
         12,760      KANGWON LAND INCORPORATED                                                                             178,868
             74      KUONI REISEN HOLDING                                                                                   24,091
         34,879      LADBROKERS PLC                                                                                         77,462
         47,500      LI NING COMPANY LIMITED                                                                               155,983
          2,636      LOTTOMATICA SPA                                                                                        52,801
          2,718      M6 METROPOLE TELEVISION                                                                                70,034
            600      MARS ENGINEERING CORPORATION                                                                           15,375
         18,100      NAMCO BANDAI HOLDINGS INCORPORATED                                                                    180,497
            500      NIPPON TELEVISION NETWORK CORPORATION                                                                  72,536
          8,277      OPAP SA                                                                                               198,481
          4,900      ORIENTAL LAND COMPANY LIMITED                                                                         348,623
          2,235      PADDY POWER PLC                                                                                        81,550
          5,155      PARTYGAMING PLC                                                                                        21,566
         14,400      PMP LIMITED                                                                                             8,705
         17,170      PREMIERE AG+                                                                                           61,360
        302,815      RESORTS WORLD BHD                                                                                     250,821
          2,880      RESORTTRUST INCORPORATED                                                                               34,018
          1,200      ROUND ONE CORPORATION                                                                                   7,080
          4,900      SANKYO COMPANY LIMITED                                                                                275,497
         17,008      SEVEN NETWORK LIMITED                                                                                 100,943
         12,000      SHOCHIKU COMPANY LIMITED                                                                              112,309
         17,723      SKY NETWORK TELEVISION LIMITED+                                                                        59,032
          5,000      SQUARE ENIX COMPANY LIMITED                                                                           108,804
         48,119      TABCORP HOLDINGS LIMITED                                                                              316,438
        103,418      TATTERSALL'S LIMITED                                                                                  228,277
         42,587      TEN NETWORK HOLDINGS LIMITED                                                                           57,728
         50,731      TICKETMASTER+                                                                                         534,197
          5,000      TOEI COMPANY LIMITED                                                                                   25,972
         11,000      TOHO COMPANY LIMITED TOKYO                                                                            176,122
         11,000      TOKYO DOME CORPORATION                                                                                 32,323
         12,000      TOKYOTOKEIBA COMPANY LIMITED                                                                           17,770
          6,630      TUI AG                                                                                                 52,464
              9      TV ASAHI CORPORATION                                                                                   13,640
            977      VOCENTO SA+                                                                                             5,267
         27,221      WILLIAM HILL PLC                                                                                       80,114
         46,262      WMS INDUSTRIES INCORPORATED+                                                                        1,798,667

                                                                                                                        12,026,468
                                                                                                                    --------------

APPAREL & ACCESSORY STORES: 0.97%
         71,724      AEROPOSTALE INCORPORATED+                                                                           2,259,306
            700      ALPEN COMPANY LIMITED                                                                                  11,775
         76,830      AMERICAN EAGLE OUTFITTERS INCORPORATED                                                              1,181,645
         73,429      ANN TAYLOR STORES CORPORATION+                                                                      1,026,537
          3,300      AOKI HOLDINGS INCORPORATED                                                                             33,367
          7,000      AOYAMA TRADING COMPANY LIMITED                                                                         92,075
          3,958      BEIERSDORF AG                                                                                         257,397
        334,000      BELLE INTERNATIONAL HOLDINGS LIMITED                                                                  415,019
          7,742      BULGARI SPA                                                                                            71,552
         60,177      CARTER'S INCORPORATED+                                                                              1,308,850
         34,916      CATO CORPORATION                                                                                      667,943
            461      CHARLES VOEGELE HOLDING AG                                                                             18,358
        221,724      CHICO'S FAS INCORPORATED+                                                                           3,119,657
        219,000      CHINA DONGXIANG GROUP COMPANY                                                                         159,940
          2,000      CHIYODA COMPANY LIMITED                                                                                24,132
         25,500      CITIZEN HOLDINGS COMPANY LIMITED                                                                      140,716
         81,096      COLLECTIVE BRANDS INCORPORATED+                                                                     1,568,397
         63,852      DEBENHAMS PLC+                                                                                         85,925
         36,000      DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                 16,955
          6,100      FAST RETAILING COMPANY LIMITED                                                                      1,106,525

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
APPAREL & ACCESSORY STORES (continued)
         42,900     GAP INCORPORATED                                                                                $      918,918
            950     GEOX SPA                                                                                                 6,704
         48,000     GIORDANO INTERNATIONAL LIMITED                                                                          14,493
         19,701     HENNES & MAURITZ AB CLASS B                                                                          1,165,124
          8,387     INDUSTRIA DE DISENO TEXTIL SA                                                                          534,343
         55,871     J.CREW GROUP INCORPORATED+                                                                           2,390,720
         33,491     KOHL'S CORPORATION+                                                                                  1,779,712
        119,900     LIMITED BRANDS                                                                                       1,989,141
        109,200     MMC CORPORATION BHD+                                                                                    77,253
          7,801     NEXT PLC                                                                                               253,588
            750     NG2 SA                                                                                                  12,267
          8,400     NISHIMATSUYA CHAIN COMPANY LIMITED                                                                      76,964
         73,417     NORDSTROM INCORPORATED<<                                                                             2,455,799
          1,450     POINT INCORPORATED                                                                                      80,518
            229     PUMA AG RUDOLF DASSLER SPORT                                                                            78,674
          2,386     REITMAN'S CANADA LIMITED CLASS A                                                                        38,433
          1,000     RIGHT ON COMPANY LIMITED                                                                                 7,855
         52,355     ROSS STORES INCORPORATED                                                                             2,302,573
         12,000     SEIKO HOLDINGS CORPORATION CLASS C                                                                      22,490
          2,000     SHIMANURA COMPANY LIMITED                                                                              187,182
          1,261     SIGNET JEWELERS LIMITED                                                                                 32,030
          2,102     SWATCH GROUP AG                                                                                        100,449
          1,222     SWATCH GROUP AG CLASS B                                                                                307,675
         31,658     TRUWORTHS INTERNATIONAL LIMITED                                                                        177,892
         39,864     UNDER ARMOUR INCORPORATED+                                                                           1,020,518
          4,200     UNI-CHARM CORPORATION                                                                                  428,552
          1,900     UNITED ARROWS LIMITED                                                                                   16,749
         54,401     URBAN OUTFITTERS INCORPORATED+                                                                       1,721,248
          9,666     WEIR GROUP PLC                                                                                         108,766

                                                                                                                        31,872,701
                                                                                                                    --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.56%
          7,652     ADIDAS-SALOMON AG                                                                                      438,109
         61,000     ANTA SPORTS PRODUCTS LIMITED                                                                            90,358
         15,000     ASICS CORPORATION                                                                                      133,272
          1,225     BENETTON GROUP SPA                                                                                      11,202
         16,993     BILLABONG INTERNATIONAL LIMITED                                                                        163,421
         17,172     BURBERRY GROUP PLC                                                                                     161,023
        150,000     C C LAND HOLDINGS LIMITED                                                                               69,677
          2,206     CHRISTIAN DIOR SA                                                                                      223,588
          1,200     DAIDOH LIMITED                                                                                           8,232
         24,375     GUESS? INCORPORATED                                                                                    903,094
         19,000     GUNZE LIMITED                                                                                           69,459
        118,413     HANESBRANDS INCORPORATED+                                                                            2,843,096
          2,468     HERMES INTERNATIONAL                                                                                   350,942
        108,300     JONES APPAREL GROUP INCORPORATED                                                                     1,835,685
          1,000     KATAKURA INDUSTRIES COMPANY LIMITED                                                                      9,429
            126     LPP SA+                                                                                                 69,603
         17,000     MIZUNO CORPORATION                                                                                      81,224
            700     NAGAILEBEN COMPANY LIMITED                                                                              15,581
         14,000     ONWARD KASHIYAMA COMPANY LIMITED                                                                        88,431
         54,627     PHILLIPS-VAN HEUSEN CORPORATION                                                                      2,185,080
         23,467     POLO RALPH LAUREN CORPORATION                                                                        1,803,439
         33,000     PORTS DESIGN LIMITED                                                                                    89,632
        279,020     POU CHEN CORPORATION                                                                                   202,898
         88,000     PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                               67,561
          5,000     SANYO SHOKAI LIMITED                                                                                    16,138
          2,366     SYNTHES INCORPORATED+                                                                                  311,164
         30,839     THE GYMBOREE CORPORATION+                                                                            1,231,093
         13,000     THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                  76,249
            207     TOD'S SPA                                                                                               15,644
         11,000     TOKYO STYLE COMPANY LIMITED                                                                             87,552

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
         36,029     VF CORPORATION                                                                                  $    2,620,029
         11,000     WACOAL CORPORATION                                                                                     126,620
         48,562     WARNACO GROUP INCORPORATED+                                                                          1,976,959
         34,000     YGM TRADING LIMITED                                                                                     22,374
         49,500     YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                   139,557

                                                                                                                        18,537,415
                                                                                                                    --------------

APPAREL & TEXTILES: 0.00%
         38,000     SHENZHOU INTERNATIONAL GROUP HOLDINGS LIMITED                                                           44,864
                                                                                                                    --------------

AUTO & TRUCKS: 0.01%
         10,072     MAHINDRA & MAHINDRA LIMITED                                                                            221,584
                                                                                                                    --------------

AUTO PARTS & EQUIPMENT: 0.00%
         48,000     KENDA RUBBER INDUSTRIAL COMPANY LIMITED                                                                 58,324
         44,000     MINTH GROUP LIMITED                                                                                     62,451

                                                                                                                           120,775
                                                                                                                    --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.59%
        244,514     TOYOTA MOTOR CORPORATION                                                                             9,730,775
         39,046     ADVANCE AUTO PARTS INCORPORATED                                                                      1,534,508
         33,042     AUTONATION INCORPORATED+                                                                               583,191
         13,300     AUTOZONE INCORPORATED+                                                                               1,966,671
          3,100     CANADIAN TIRE CORPORATION LIMITED                                                                      162,167
         28,339     COPART INCORPORATED+                                                                                   918,750
             83     D'IETEREN SA                                                                                            35,519
          9,616     FREEWORLD COATINGS LIMITED                                                                              11,687
         49,000     HOTAI MOTOR COMPANY LIMITED                                                                            121,362
          4,666     MOL HUNGARIAN OIL & GAS PLC                                                                            408,234
         56,480     O'REILLY AUTOMOTIVE INCORPORATED+                                                                    2,190,294
          6,461     PEUGEOT SA                                                                                             228,519
        216,000     PT ASTRA INTERNATIONAL INCORPORATED                                                                    739,038
          7,889     RENAULT SA                                                                                             381,433
          2,490     USS COMPANY LIMITED                                                                                    154,689
          2,854     VOLKSWAGEN AG                                                                                          351,405

                                                                                                                        19,518,242
                                                                                                                    --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
          3,188     GHABBOUR AUTO+                                                                                          13,184
         24,261     RYDER SYSTEM INCORPORATED                                                                              983,541

                                                                                                                           996,725
                                                                                                                    --------------

BANKING: 0.44%
         12,440     BANCA POPOLARE DI SONDRIO SCARL                                                                        116,372
         12,782     BANCO CONTINENTAL PERU                                                                                  50,578
             39     BANCO SANTANDER SA+                                                                                        639
        218,500     BANK OF AYUDHYA PCL                                                                                    130,791
         22,200     BANK OF MONTREAL                                                                                     1,130,614
         40,400     BANK OF NOVA SCOTIA                                                                                  1,856,547
         15,700     CANADIAN IMPERIAL BANK OF COMMERCE                                                                   1,022,419
          3,039     CANADIAN WESTERN BANK                                                                                   65,969
          2,519     CORPORATION BANK                                                                                        24,158
          3,299     CREDICORP LIMITED                                                                                      234,229
         25,390     DEUTSCHE BANK AG                                                                                     1,832,067
          1,479     HOME CAPITAL GROUP INCORPORATED                                                                         56,965
          8,167     JULIUS BAER GROUP LIMITED                                                                              269,537
         83,500     KASIKORNBANK PCL                                                                                       218,514

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
BANKING (continued)
            961     LAURENTIAN BANK OF CANADA                                                                       $       38,908
          6,400     NATIONAL BANK OF CANADA                                                                                383,127
         48,000     PUBLIC BANK BHD                                                                                        153,091
         57,700     ROYAL BANK OF CANADA                                                                                 3,105,872
          4,996     SBERBANK  OF RUSSIAN FEDERATION                                                                      1,255,745
         49,750     SENSHU IKEDA HOLDINGS INCORPORATED                                                                     177,843
         34,631     TORONTO-DOMINION BANK                                                                                2,180,762

                                                                                                                        14,304,747
                                                                                                                    --------------

BEVERAGES: 0.01%
          7,250     BROWN-FORMAN CORPORATION                                                                               387,875
                                                                                                                    --------------

BIOPHARMACEUTICALS: 0.05%
         40,414     ACORDA THERAPEUTICS INCORPORATED+                                                                      973,169
         57,097     THERAVANCE INCORPORATED+                                                                               751,397

                                                                                                                         1,724,566
                                                                                                                    --------------

BIOTECHNOLOGY: 0.00%
          7,023     CELLESTIS LIMITED                                                                                       21,806
                                                                                                                    --------------

BUILDING & CONSTRUCTION: 0.00%
        229,000     LAND AND HOUSES PCL                                                                                     44,085
                                                                                                    -               --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.53%
         13,370     AMEC PLC                                                                                               174,530
         29,832     AVENG LIMITED                                                                                          149,059
         32,204     BALFOUR BEATTY PLC                                                                                     135,361
         38,322     BARRATT DEVELOPMENTS PLC                                                                                74,517
          5,665     BELLWAY PLC                                                                                             67,287
          2,884     BERKELEY GROUP HOLDINGS PLC+                                                                            41,229
          2,315     BILFINGER BERGER AG                                                                                    170,989
          2,759     BOVIS HOMES GROUP PLC                                                                                   17,692
            489     BUDIMEX SA                                                                                              14,089
         18,787     CARILLION PLC                                                                                           86,971
        184,900     CH KARNCHANG PCL                                                                                        32,258
         32,000     CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                            118,709
        423,779     CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                      406,278
         35,000     CONTINENTAL ENGINEERING CORPORATION                                                                     13,433
         10,694     DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                      106,682
         47,000     DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                   472,501
         59,800     DIALOG GROUP BHD                                                                                        24,502
        121,073     DR HORTON INCORPORATED                                                                               1,244,630
          2,644     EIFFAGE SA                                                                                             143,499
         14,223     ENKA INSAAT VE SANAYI AS                                                                                53,984
          1,670     FLEETWOOD CORPORATION LIMITED                                                                           11,365
          3,000     FUJITEC COMPANY LIMITED                                                                                 16,763
         14,498     GLOBE TRADE CENTRE SA+                                                                                 124,581
          4,334     GS ENGINEERING & CONSTRUCTION CORPORATION                                                              406,266
          2,009     HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                  18,573
        120,000     HASEKO CORPORATION                                                                                      88,848
         24,736     HASTIE GROUP LIMITED+                                                                                   39,647
          1,802     HOCHTIEF AG                                                                                            141,513
         13,369     HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                     762,268
         13,306     IMPREGILO SPA                                                                                           43,705
         82,400     ITALIAN-THAI DEVELOPMENT PCL                                                                             6,791
          2,686     JM AB                                                                                                   44,693
         81,000     KAJIMA CORPORATION                                                                                     156,490
         81,160     KB HOME                                                                                              1,099,718
            589     KIER GROUP PLC                                                                                           8,750
          5,624     KONINKLIJKE BAM GROEP NV                                                                                61,216

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
          1,172     KUMHO INDUSTRIAL COMPANY LIMITED                                                                $       11,289
         11,146     LEIGHTON HOLDINGS LIMITED                                                                              364,448
         12,000     MAEDA CORPORATION                                                                                       31,097
          6,000     MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                                 47,547
         25,900     MALAYSIAN RESOURCES CORPORATION BHD                                                                      9,925
         14,960     MDC HOLDINGS INCORPORATED                                                                              444,162
        136,000     METRO HOLDINGS LIMITED                                                                                  70,260
          2,400     NCC AB                                                                                                  38,901
          2,000     NIPPO CORPORATION                                                                                       14,715
         12,000     NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                 14,993
          2,390     NVR INCORPORATED+                                                                                    1,608,829
         58,000     OBAYASHI CORPORATION                                                                                   193,244
         26,000     OKUMURA CORPORATION                                                                                     89,634
          7,800     PEAB AB+                                                                                                50,347
          8,500     PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                                 8,457
         14,070     PERSIMMON PLC                                                                                           95,734
            625     POLNORD SA+                                                                                              7,817
        137,986     PULTE HOMES INCORPORATED                                                                             1,261,192
        103,674     PYI CORPORATION LIMITED                                                                                  5,351
          3,458     REDROW PLC                                                                                               7,680
         45,921     RYLAND GROUP INCORPORATED                                                                              840,814
         39,000     SEKISUI CHEMICAL COMPANY LIMITED                                                                       231,907
         47,000     SEKISUI HOUSE LIMITED                                                                                  414,322
         58,000     SHIMIZU CORPORATION                                                                                    200,625
        291,300     SINO THAI ENGINEERING & CONSTRUCTION PCL+                                                               52,135
          1,052     STRABAG SE+                                                                                             32,951
         85,000     TAISEI CORPORATION                                                                                     148,485
            900     TAKAMATSU CORPORATION                                                                                   13,119
        144,697     TAYLOR WOODROW PLC                                                                                      84,504
          9,000     TOA CORPORATION                                                                                          9,787
         23,000     TODA CORPORATION                                                                                        68,915
          2,000     TOENEC CORPORATION                                                                                      11,708
          3,880     TOKYU CONSTRUCTION COMPANY LIMITED                                                                      10,414
         13,040     UNITED CONSTRUCTION GROUP LIMITED                                                                      156,099
          5,000     UNITED ENGINEERS                                                                                         5,997
         51,000     UNITED FIBER SYSTEM LIMITED+                                                                             1,658
         40,191     URBI DESARROLLOS URBANOS SA DE CV+                                                                      82,022
         56,416     WALTER INDUSTRIES INCORPORATED                                                                       3,870,138
          5,040     YIT OYJ                                                                                                103,906
         72,636     YTL CORPORATION BHD                                                                                    150,946

                                                                                                                        17,445,461
                                                                                                                    --------------

BUILDING MATERIALS: 0.01%
         69,000     BBMG CORPORATION+                                                                                       72,294
         11,300     SIAM CEMENT PCL                                                                                         77,497
          5,200     SIAM CITY CEMENT PCL                                                                                    35,975

                                                                                                                           185,766
                                                                                                                    --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.47%
         16,957     COMPAGNIE DE SAINT-GOBAIN                                                                              922,354
        133,648     CSR LIMITED                                                                                            210,542
         24,100     DAIKIN INDUSTRIES LIMITED                                                                              855,935
         57,482     FASTENAL COMPANY<<                                                                                   2,131,433
         48,717     FLETCHER BUILDING LIMITED                                                                              273,585
          2,100     FLSMIDTH & COMPANY A/S+                                                                                136,648
          1,621     GEBERIT AG                                                                                             279,513
          8,472     GRAFTON GROUP PLC                                                                                       39,308
        145,130     HOME DEPOT INCORPORATED                                                                              3,970,757
          1,463     IMERYS SA                                                                                               85,235
         22,300     JS GROUP CORPORATION                                                                                   364,271

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
          2,000      KEIYO COMPANY LIMITED                                                                          $       10,019
         93,866      KINGFISHER PLC                                                                                        366,282
          2,600      KOMERI COMPANY LIMITED                                                                                 72,339
         28,000      MATSUSHITA ELECTRIC WORKS LIMITED                                                                     320,361
         54,000      NIPPON SHEET GLASS COMPANY LIMITED                                                                    136,812
            700      ONOKEN COMPANY LIMITED                                                                                  5,005
          5,331      REECE AUSTRALIA LIMITED                                                                               114,840
          3,000      RINNAI CORPORATION                                                                                    148,542
          6,259      RONA INCORPORATED+                                                                                     87,059
         41,534      SANDVIK AB                                                                                            489,420
          3,274      SCHINDLER HOLDING AG                                                                                  246,907
         10,451      SCHNEIDER ELECTRIC SA                                                                               1,143,842
         40,800      SHERWIN-WILLIAMS COMPANY                                                                            2,482,272
        228,440      SIME DARBY BHD                                                                                        604,011

                                                                                                                        15,497,292
                                                                                                                    --------------

BUSINESS SERVICES: 6.65%
        488,408      3COM CORPORATION+                                                                                   3,599,567
         49,371      AARON RENTS INCORPORATED                                                                            1,237,731
         46,143      ABM INDUSTRIES INCORPORATED                                                                           850,415
        237,000      ABOITIZ EQUITY VENTURES INCORPORATED                                                                   44,172
         67,530      ACTIVISION BLIZZARD INCORPORATED+                                                                     769,167
         98,204      ACXIOM CORPORATION<<                                                                                1,133,274
          4,801      ADECCO SA+                                                                                            239,464
         23,600      ADMINISTAFF INCORPORATED                                                                              526,044
         60,644      ADOBE SYSTEMS INCORPORATED+                                                                         2,127,392
         14,743      ADVENT SOFTWARE INCORPORATED+                                                                         559,055
         38,611      AEGIS GROUP PLC                                                                                        68,664
         37,567      AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                  2,073,698
         71,344      AKAMAI TECHNOLOGIES INCORPORATED+                                                                   1,712,256
            309      AKER ASA CLASS A                                                                                        8,385
         24,112      ALLIANCE DATA SYSTEMS CORPORATION+                                                                  1,470,591
          1,932      ALTRAN TECHNOLOGIES SA+                                                                                 9,086
         36,206      ANSYS INCORPORATED+                                                                                 1,409,862
          8,420      ASIAN PAINTS LIMITED                                                                                  304,054
          1,867      ATOS ORIGIN SA                                                                                         81,635
          6,503      AUSDRILL LIMITED                                                                                       10,244
          8,640      AUTONOMY CORPORATION PLC+                                                                             202,545
        128,100      AVIS BUDGET GROUP INCORPORATED+                                                                     1,248,975
         55,812      AVOCENT CORPORATION+                                                                                1,394,184
         31,081      BLACKBOARD INCORPORATED+                                                                            1,297,010
         76,300      BMC SOFTWARE INCORPORATED+                                                                          2,955,099
          2,908      BOLSAS Y MARCADOS ESPANOLES                                                                           102,613
        115,991      BRAMBLES LIMITED                                                                                      701,159
         48,669      BRINK'S HOME SECURITY HOLDINGS+                                                                     1,592,450
          5,880      BTG PLC+                                                                                               15,816
         14,698      BUNZL PLC                                                                                             150,881
         48,900      CA INCORPORATED                                                                                     1,080,690
         31,900      CACI INTERNATIONAL INCORPORATED CLASS A+                                                            1,480,798
        334,300      CADENCE DESIGN SYSTEMS INCORPORATED+                                                                2,005,800
          5,772      CAP GEMINI SA                                                                                         266,942
         24,641      CAPITA GROUP PLC                                                                                      288,623
         26,341      CERNER CORPORATION+                                                                                 1,983,214
         10,900      CGI GROUP INCORPORATED+                                                                               134,778
         73,236      CHECK POINT SOFTWARE TECHNOLOGIES+<<                                                                2,313,525
         75,000      CITRIX SYSTEMS INCORPORATED+                                                                        2,863,500
         45,582      COGNEX CORPORATION                                                                                    750,280
        121,251      COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                 5,326,556
         37,051      COMPUTERSHARE LIMITED                                                                                 362,765
        102,183      COMPUWARE CORPORATION+                                                                                709,150
         44,720      CONCUR TECHNOLOGIES INCORPORATED+                                                                   1,657,323
        147,277      CONVERGYS CORPORATION+                                                                              1,646,557

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
BUSINESS SERVICES (continued)
          3,400      CSK HOLDINGS CORPORATION                                                                       $       13,688
             48      CYBERAGENT INCORPORATED+                                                                               72,633
         73,891      CYBERSOURCE CORPORATION+                                                                            1,268,708
         54,000      DAI NIPPON PRINTING COMPANY LIMITED                                                                   666,566
          4,200      DAISEKI COMPANY LIMITED                                                                                94,165
          8,093      DAVIS SERVICE GROUP PLC                                                                                53,521
          2,629      DCC PLC                                                                                                70,899
         64,478      DELUXE CORPORATION                                                                                    831,766
             36      DENA COMPANY LIMITED                                                                                  196,992
         16,900      DENTSU INCORPORATED                                                                                   363,260
          7,974      DEUTSCHE BOERSE AG                                                                                    664,402
         40,729      DIGITAL RIVER INCORPORATED+                                                                         1,027,593
         34,572      DIMENSION DATA HOLDINGS PLC                                                                            42,087
         16,345      DST SYSTEMS INCORPORATED+                                                                             694,336
            800      DTS CORPORATION                                                                                         7,034
            120      EACCESS LIMITED                                                                                        84,822
        132,375      EARTHLINK INCORPORATED                                                                              1,089,446
        127,508      EBAY INCORPORATED+                                                                                  3,120,121
          5,295      EDUCOMP SOLUTIONS LIMITED                                                                              86,372
        132,932      ELECTRONIC ARTS INCORPORATED+                                                                       2,245,221
         62,153      ELECTRONICS FOR IMAGING INCORPORATED+                                                                 746,458
         40,491      EXPERIAN GROUP LIMITED                                                                                381,685
         83,812      F5 NETWORKS INCORPORATED+                                                                           3,941,678
         18,000      FACTSET RESEARCH SYSTEMS INCORPORATED                                                               1,302,300
         60,501      FAIR ISAAC CORPORATION                                                                              1,104,143
         31,590      FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                   713,934
            638      FIRSTSERVICE CORPORATION+                                                                              11,740
         64,314      FISERV INCORPORATED+                                                                                2,973,879
          7,014      FOCUS MEDIA HOLDING LIMITED+                                                                           88,096
          2,600      FUJI SOFT INCORPORATED                                                                                 45,058
         21,000      GALLANT VENTURE LIMITED+                                                                                4,249
          1,693      GARDA WORLD SECURITY CORPORATION+                                                                      14,598
         26,485      GARTNER INCORPORATED+                                                                                 501,096
          2,862      GEMALTO NV+                                                                                           127,032
            353      GFK SE                                                                                                 12,244
        215,268      GLG PARTNERS INCORPORATED<<                                                                           635,041
         33,319      GLOBAL PAYMENTS INCORPORATED                                                                        1,707,932
         28,138      GOOGLE INCORPORATED CLASS A+                                                                       16,404,454
          3,194      GROUPE BRUXELLES LAMBERT SA                                                                           291,019
         40,000      GUNMA BANK LIMITED                                                                                    233,688
          2,380      HAKUHODO DY HOLDINGS INCORPORATED                                                                     116,192
         14,292      HAVAS SA                                                                                               53,393
         89,104      HENRY JACK & ASSOCIATES INCORPORATED                                                                2,036,026
          4,600      HITACHI CAPITAL CORPORATION                                                                            60,613
         27,503      HMS HOLDINGS CORPORATION+                                                                           1,215,908
          2,618      HOMESERVE PLC+                                                                                         67,187
         30,159      HOUSING DEVELOPMENT FINANCE CORPORATION                                                             1,793,882
        173,000      HUTCHISON WHAMPOA LIMITED                                                                           1,169,696
         35,000      HYFLUX LIMITED                                                                                         77,384
          2,030      I-FLEX SOLUTIONS LIMITED                                                                               93,448
         21,079      ICAP PLC                                                                                              149,909
         57,140      ICICI BANK LIMITED                                                                                  1,066,085
            714      ILIAD SA                                                                                               85,951
         79,100      IMS HEALTH INCORPORATED                                                                             1,689,576
          4,514      INDRA SISTEMAS SA                                                                                     107,228
         24,915      INDUSTREA LIMITED                                                                                      11,068
         31,351      INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                           82,194
         93,373      INFORMATICA CORPORATION+                                                                            2,096,224
         37,902      INFOSYS TECHNOLOGIES LIMITED                                                                        1,938,775
         24,277      INFOSYS TECHNOLOGIES LIMITED ADR                                                                    1,237,399
        212,083      INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                        1,342,485
          5,289      INTERSERVE PLC                                                                                         18,028
          7,125      INTERTEK GROUP PLC                                                                                    136,436

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
BUSINESS SERVICES (continued)
          3,400      INTRUM JUSTITIA AB                                                                             $       42,795
        122,242      INTUIT INCORPORATED+                                                                                3,570,689
         10,406      INVOCARE LIMITED+                                                                                      55,756
            407      IPSOS                                                                                                  12,403
         10,643      IRESS MARKET TECHNOLOGY LIMITED                                                                        75,936
         13,014      IRISH LIFE & PERMANENT PLC                                                                             63,509
         76,290      IRON MOUNTAIN INCORPORATED+                                                                         1,830,960
          3,000      ITOCHU TECHNO-SCIENCE CORPORATION                                                                      82,601
          1,281      JC DECAUX SA                                                                                           29,141
         61,084      JUNIPER NETWORKS INCORPORATED+                                                                      1,596,125
          2,224      JYSKE BANK+                                                                                            71,798
             12      KABU.COM SECURITIES COMPANY LIMITED                                                                    11,647
             16      KAKAKU.COM INCORPORATED                                                                                58,677
            127      KENEDIX INCORPORATED                                                                                   37,260
         99,138      KEPPEL CORPORATION LIMITED                                                                            580,215
         10,000      KYOWA EXEO CORPORATION                                                                                 86,187
         61,111      LAMAR ADVERTISING COMPANY+                                                                          1,691,552
         39,167      LENDER PROCESSING SERVICES INCORPORATED                                                             1,636,397
          4,970      LG DACOM CORPORATION                                                                                   78,004
         72,745      LOGICACMG PLC+                                                                                        140,496
          1,752      MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                              67,248
         67,625      MAN GROUP PLC                                                                                         354,220
        143,000      MARUBENI CORPORATION                                                                                  754,373
         11,226      MASTERCARD INCORPORATED CLASS A                                                                     2,703,894
         64,175      MCAFEE INCORPORATED+                                                                                2,448,276
         15,109      MICHAEL PAGE INTERNATIONAL PLC                                                                         83,317
        923,371      MICROSOFT CORPORATION                                                                              27,156,341
        128,000      MITSUBISHI CORPORATION                                                                              2,887,552
          9,000      MITSUI-SOKO COMPANY LIMITED                                                                            31,756
              4      MIXI INCORPORATED+                                                                                     32,392
            108      MONEX BEANS HOLDINGS INCORPORATED                                                                      39,669
         51,457      MONSTER WORLDWIDE INCORPORATED+                                                                       751,787
          1,850      MOSHI MOSHI HOTLINE INCORPORATED                                                                       34,629
        117,119      MPS GROUP INCORPORATED+                                                                             1,598,674
         64,385      NCR CORPORATION+                                                                                      605,863
          1,463      NCSOFT CORPORATION                                                                                    189,984
            800      NEC FIELDING LIMITED                                                                                   10,745
             60      NET ONE SYSTEMS COMPANY LIMITED                                                                        71,634
          8,300      NETEASE.COM INCORPORATED ADR+                                                                         317,392
         48,719      NETFLIX INCORPORATED+                                                                               2,856,395
          4,000      NICHII GAKKAN COMPANY                                                                                  36,742
          9,400      NIHON UNISYS LIMITED+                                                                                  73,186
            500      NIPPON KANZAI COMPANY LIMITED                                                                           8,966
          4,000      NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                              42,989
        151,338      NOVELL INCORPORATED+                                                                                  591,732
            600      NS SOLUTIONS CORPORATION                                                                               10,370
            300      OBIC BUSINESS CONSULTANTS LIMITED                                                                      13,292
            720      OBIC COMPANY LIMITED                                                                                  119,778
          2,700      OPEN TEXT CORPORATION+                                                                                101,998
        446,615      ORACLE CORPORATION                                                                                  9,861,259
          2,600      ORACLE CORPORATION JAPAN                                                                              118,209
          2,000      OTSUKA CORPORATION                                                                                     95,558
          8,600      PARK24 COMPANY LIMITED                                                                                 93,621
          3,458      PATNI COMPUTER SYSTEMS LIMITED                                                                         32,562
          3,974      PERPETUAL TRUSTEES AUSTRALIA LIMITED+                                                                 119,713
         24,488      PSION PLC                                                                                              35,854
          4,680      PUBLICIS GROUPE                                                                                       180,179
         41,433      PUBLISHING & BROADCASTING LIMITED                                                                     119,538
          7,470      QUALITY SYSTEMS INCORPORATED                                                                          444,390
            568      RAKUTEN INCORPORATED                                                                                  458,658
          4,382      RANDSTAD HOLDINGS NV                                                                                  191,209
         77,655      RED HAT INCORPORATED+                                                                               2,073,389
         83,762      RENT-A-CENTER INCORPORATED+<<                                                                       1,481,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
BUSINESS SERVICES (continued)
         72,115      RENTOKIL INITIAL PLC                                                                           $      119,467
          4,529      RITCHIE BROS AUCTIONEERS INCORPORATED                                                                 107,024
         62,540      ROBERT HALF INTERNATIONAL INCORPORATED                                                              1,396,518
            914      ROYALBLUE GROUP PLC                                                                                    16,510
          3,331      RPS GROUP PLC                                                                                          11,042
          1,900      S1 CORPORATION+                                                                                        11,324
          2,323      S1 CORPORATION INCORPORATED (KOREA)                                                                    93,895
         42,601      SALESFORCE.COM INCORPORATED+                                                                        2,670,231
         19,117      SAMPO OYJ                                                                                             453,541
            900      SANSHIN ELECTRONICS COMPANY LIMITED                                                                     6,539
         36,273      SAP AG                                                                                              1,733,101
         16,451      SATYAM COMPUTER SERVICES LIMITED                                                                       71,233
         14,400      SECURITAS AB                                                                                          136,016
          5,403      SECURITAS SYSTEMS AB CLASS B+                                                                          12,865
         26,769      SEEK LIMITED                                                                                          154,217
         12,451      SES FDR                                                                                               264,826
        197,500      SHENZHEN INTERNATIONAL HOLDINGS                                                                        14,781
          1,020      SHREE CEMENT LIMITED                                                                                   39,420
         16,000      SIA ENGINEERING COMPANY                                                                                33,642
         53,666      SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                            98,879
         85,000      SINGAPORE EXCHANGE LIMITED                                                                            482,731
              4      SO-NET ENTERTAINMENT CORPORATION                                                                        8,700
            959      SOFTWARE AG                                                                                           102,902
          6,900      SOHGO SECURITY SERVICES COMPANY LIMITED                                                                79,265
         85,436      SOTHEBY'S HOLDINGS INCORPORATED<<                                                                   1,620,721
            900      SUMISHO COMPUTER SYSTEMS                                                                               13,088
         17,000      SUMITOMO WAREHOUSE COMPANY LIMITED                                                                     76,307
        325,341      SUN MICROSYSTEMS INCORPORATED+                                                                      2,768,652
          4,153      SUPER-SOL LIMITED                                                                                      21,219
         49,000      SWIRE PACIFIC LIMITED                                                                                 562,390
          1,444      SXC HEALTH SOLUTIONS CORPORATION+                                                                      72,679
         34,351      SYBASE INCORPORATED+                                                                                1,382,284
         24,000      TAIWAN SECOM                                                                                           34,756
        100,283      TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED                                                          1,128,184
         45,864      TATA CONSULTANCY SERVICES LIMITED                                                                     678,766
          1,144      TECH MAHINDRA LIMITED                                                                                  22,839
         69,752      TELEKOMUNIKACJA POLSKA SA                                                                             405,965
          2,343      TELEPERFORMANCE+                                                                                       77,751
         32,522      TELETECH HOLDINGS INCORPORATED+                                                                       627,349
        525,865      TELMEX INTERNACIONAL SAB DE CV                                                                        403,409
          5,073      TEMENOS GROUP AG+                                                                                     123,738
         48,669      THE BRINK'S COMPANY                                                                                 1,094,079
        221,322      TIBCO SOFTWARE INCORPORATED+                                                                        1,903,369
          2,740      TIETOENATOR OYJ                                                                                        58,505
          2,200      TKC AS                                                                                                 43,954
            600      TOKYU LIVABLE INCORPORATED                                                                              5,386
         39,981      TOMKINS PLC                                                                                           113,063
          4,700      TOMTOM NV+                                                                                             44,503
          6,500      TOPPAN FORMS COMPANY LIMITED                                                                           70,910
         85,863      TOTAL SYSTEM SERVICES INCORPORATED                                                                  1,483,713
          1,300      TRANSCOSMOS INCORPORATED                                                                               10,543
          8,400      TREND MICRO INCORPORATED                                                                              300,278
         54,533      TRUEBLUE INCORPORATED+                                                                                663,121
          5,740      TULLETT PREBON PLC                                                                                     30,142
          5,507      UNITED INTERNET AG                                                                                     74,339
        105,469      UNITED ONLINE INCORPORATED                                                                            717,189
          2,832      USG PEOPLE NV                                                                                          50,221
         80,300      VERISIGN INCORPORATED+                                                                              1,801,932
          1,430      VIOHALCO SA+                                                                                            8,396
         53,488      VISA INCORPORATED                                                                                   4,332,528
         22,916      VMWARE INCORPORATED+                                                                                  962,014
          4,230      WEBMD HEALTH CORPORATION+                                                                             153,549
         43,855      WEBSENSE INCORPORATED+                                                                                689,839

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
BUSINESS SERVICES (continued)
         94,500      WHARF HOLDINGS LIMITED                                                                         $      509,687
         17,158      WIPRO LIMITED<<                                                                                       343,160
             13      WORKS APPLICATIONS COMPANY LIMITED                                                                      6,422
          5,238      WS ATKINS PLC                                                                                          51,530
        152,050      YAHOO! INCORPORATED+                                                                                2,276,189
          5,000      ZENRIN COMPANY LIMITED                                                                                 61,025

                                                                                                                       218,396,615
                                                                                                                    --------------

CASINO & GAMING: 0.10%
        103,133      MGM MIRAGE+<<                                                                                       1,090,116
         31,450      WYNN RESORTS LIMITED<<                                                                              2,029,783

                                                                                                                         3,119,899
                                                                                                                    --------------

CHEMICALS: 0.00%
          6,000      KANTO DENKA KOGYO COMPANY LIMITED                                                                      40,467
          7,000      NIPPON SYNTHETIC CHEMICAL INDUSTRY CO LIMITED/THE                                                      48,913
          4,000      SHIKOKU CHEMICALS CORPORATION                                                                          25,405

                                                                                                                           114,785
                                                                                                                    --------------

CHEMICALS & ALLIED PRODUCTS: 7.26%
        179,594      ABBOTT LABORATORIES                                                                                 9,786,077
          4,698      ACTELION LIMITED+                                                                                     276,422
          9,800      ADEKA CORPORATION                                                                                      89,905
          2,700      ADERANS COMPANY LIMITED                                                                                28,955
          6,300      AGRIUM INCORPORATED+                                                                                  350,637
          8,600      AICA KOGYO COMPANY LIMITED                                                                             88,646
         10,628      AIR LIQUIDE SA                                                                                      1,235,187
         14,000      AIR WATER INCORPORATED                                                                                174,757
          9,161      AKZO NOBEL NV                                                                                         580,904
         36,333      ALEXION PHARMACEUTICALS INCORPORATED+                                                               1,647,702
        101,313      ALKERMES INCORPORATED+                                                                                909,791
        118,200      AMGEN INCORPORATED+                                                                                 6,660,570
            285      AMOREPACIFIC CORPORATION                                                                              210,539
          3,400      ARISAWA MANUFACTURING COMPANY LIMITED                                                                  16,087
        105,000      ASAHI KASEI CORPORATION                                                                               510,180
         37,000      ASTELLAS PHARMA INCORPORATED                                                                        1,365,456
         59,390      ASTRAZENECA PLC                                                                                     2,654,576
            734      ATRIUM INNOVATIONS INCORPORATED+                                                                       10,529
         49,100      AVERY DENNISON CORPORATION                                                                          1,844,196
         20,600      BATU KAWAN BHD+                                                                                        60,844
         33,760      BAYER AG                                                                                            2,584,804
         33,407      BIOGEN IDEC INCORPORATED+                                                                           1,568,125
        105,879      BIOMARIN PHARMACEUTICAL INCORPORATED+                                                               1,748,062
          6,800      BIOVAIL CORPORATION                                                                                    97,612
        168,025      BRISTOL-MYERS SQUIBB COMPANY                                                                        4,252,713
         63,940      CABOT CORPORATION                                                                                   1,466,144
         57,928      CALGON CARBON CORPORATION+                                                                            810,413
          3,906      CARDIOME PHARMA CORPORATION+                                                                           15,914
         62,520      CELANESE CORPORATION CLASS A                                                                        1,860,595
         22,784      CF INDUSTRIES HOLDINGS INCORPORATED                                                                 1,944,842
         20,091      CHATTEM INCORPORATED+                                                                               1,322,791
          1,689      CHEMRING GROUP PLC                                                                                     75,216
        171,000      CHINA AGRI-INDUSTRIES HOLDINGS LIMITED                                                                216,231
        189,100      CHINA PETROCHEMICAL DEVELOPMENT CORPORATION+                                                           69,930
         16,000      CHINA PHARMACEUTICAL GROUP LIMITED                                                                      9,043
          9,000      CHINA STEEL CHEMICAL CORPORATION                                                                       23,577
         17,400      CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                 330,125
          5,000      CHUGOKU MARINE PAINTS LIMITED                                                                          37,367
         28,930      CHURCH & DWIGHT COMPANY INCORPORATED                                                                1,708,027

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
            645      CIECH SA                                                                                       $        8,849
         17,409      CLARIANT AG                                                                                           182,331
         57,400      CLOROX COMPANY                                                                                      3,459,498
         58,307      COLGATE-PALMOLIVE COMPANY                                                                           4,908,866
          6,649      CRODA INTERNATIONAL                                                                                    81,435
         49,098      CSL LIMITED                                                                                         1,418,318
         61,069      CUBIST PHARMACEUTICALS INCORPORATED+                                                                1,018,631
         61,498      CYTEC INDUSTRIES INCORPORATED                                                                       2,089,702
         27,000      DAICEL CHEMICAL INDUSTRIES LIMITED+                                                                   160,551
         53,700      DAIICHI SANKYO COMPANY LIMITED                                                                      1,051,760
          4,000      DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                          14,114
         65,000      DAINIPPON INK & CHEMICALS INCORPORATED                                                                103,771
         12,300      DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                             126,074
          4,000      DAISO COMPANY LIMITED                                                                                   9,533
          1,626      DC CHEMICAL COMPANY LIMITED                                                                           277,572
         48,054      DENDREON CORPORATION+<<                                                                             1,313,796
         39,000      DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                   163,778
         97,544      DOW CHEMICAL COMPANY                                                                                2,709,772
         11,705      DR. REDDYS LABORATORIES LIMITED                                                                       284,088
          1,200      EARTH CHEMICAL COMPANY LIMITED                                                                         39,981
         29,767      EASTMAN CHEMICAL COMPANY                                                                            1,789,592
         98,138      ECOLAB INCORPORATED                                                                                 4,407,378
         71,691      EI DU PONT DE NEMOURS & COMPANY                                                                     2,479,075
         22,400      EISAI COMPANY LIMITED                                                                                 821,472
         18,768      ELAN CORPORATION PLC+                                                                                 123,715
          9,136      ELEMENTIS PLC                                                                                           6,989
         83,800      ELI LILLY & COMPANY                                                                                 3,077,974
         45,483      ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                         2,129,969
         84,869      ETERNAL CHEMICAL COMPANY LIMITED                                                                       80,837
          4,500      FANCL CORPORATION                                                                                      90,583
         20,000      FIBRECHEM TECHNOLOGIES LIMITED                                                                              0
          4,197      FILTRONA PLC                                                                                           11,841
         30,023      FMC CORPORATION                                                                                     1,680,988
         25,517      FOREST LABORATORIES INCORPORATED+                                                                     782,351
        473,170      FORMOSA CHEMICALS & FIBRE CORPORATION                                                                 976,366
        555,810      FORMOSA PLASTICS CORPORATION                                                                        1,103,709
          4,573      FRESENIUS KABI PHARMACEUTICALS HOLDING INCORPORATED                                                     1,738
          1,818      FRUTAROM INDUSTRIES LIMITED                                                                            14,948
          1,000      FUJIMI INCORPORATED                                                                                    15,953
          4,000      FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                 12,355
         31,353      GENZYME CORPORATION+                                                                                1,589,597
        106,302      GILEAD SCIENCES INCORPORATED+                                                                       4,895,207
            296      GIVAUDAN SA                                                                                           234,277
        213,909      GLAXOSMITHKLINE PLC                                                                                 4,423,403
        128,000      GLOBAL BIO-CHEM TECHNOLOGY                                                                             29,068
          6,518      GRIFOLS SA                                                                                            109,028
          2,372      H LUNDBECK AS                                                                                          44,629
         10,113      HANWHA CHEMICAL CORPORATION                                                                           106,540
         60,469      HB FULLER COMPANY                                                                                   1,231,149
          4,874      HENKEL KGAA                                                                                           210,335
          6,650      HIKMA PHARMACEUTICALS PLC                                                                              53,190
          6,600      HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                         232,878
          8,100      HITACHI CHEMICAL COMPANY LIMITED                                                                      158,645
          1,667      HONAM PETROCHEMICAL CORPORATION                                                                       134,616
        207,911      HUNTSMAN CORPORATION                                                                                1,979,313
         63,416      IDEXX LABORATORIES INCORPORATED+                                                                    3,173,971
         74,353      IMMUCOR INCORPORATED+                                                                               1,371,813
          1,885      INTERCELL AG+                                                                                          66,798
         39,087      INTERMUNE INCORPORATED+                                                                               419,794
         34,315      INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                     1,397,307
         32,527      INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                         1,367,760
          1,094      IPSEN                                                                                                  59,753
        363,121      IRPC PCL                                                                                               40,632

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         10,000      ISHIHARA SANGYO KAISHA LIMITED                                                                 $        7,173
         37,248      ISRAEL CHEMICALS LIMITED                                                                              481,192
          8,735      JOHNSON MATTHEY PLC                                                                                   212,963
         16,400      JSR CORPORATION                                                                                       314,757
          4,870      K+S AG                                                                                                293,380
         10,000      KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                   87,807
        368,000      KALBE FARMA TBK PT                                                                                     48,652
         25,000      KANEKA CORPORATION                                                                                    165,722
         21,000      KANSAI PAINT COMPANY LIMITED                                                                          181,478
         43,600      KAO CORPORATION                                                                                     1,069,320
            469      KCC CORPORATION                                                                                       145,201
          5,300      KEMIRA OYJ                                                                                             82,925
        107,266      KING PHARMACEUTICALS INCORPORATED+                                                                  1,268,957
         46,500      KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                  186,899
          5,000      KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                 111,175
          2,700      KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                              120,569
          7,173      KONINKLIJKE DSM NV                                                                                    352,846
          6,000      KYORIN COMPANY LIMITED                                                                                 93,707
         23,000      KYOWA HAKKO KOGYO COMPANY LIMITED                                                                     247,721
          9,647      L'OREAL SA                                                                                          1,046,720
          8,346      LA SEDA DE BARCELONA SA+                                                                                4,261
          3,878      LANXESS                                                                                               146,915
         57,100      LEE CHANG YUNG CHEMICAL INDUSTRY CORPORATION                                                           67,429
          1,076      LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                            264,188
         73,211      LIFE TECHNOLOGIES CORPORATION+                                                                      3,644,444
          8,953      LINC ENERGY LIMITED+                                                                                   12,792
          6,500      LINTEC CORPORATION+                                                                                   123,699
         21,000      LION CORPORATION                                                                                      108,839
          1,929      LONZA GROUP AG                                                                                        149,315
         17,856      MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                     86,978
          1,800      MANDOM CORPORATION                                                                                     48,311
         34,541      MARTEK BIOSCIENCES CORPORATION                                                                        601,013
         74,655      MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                          1,761,111
          2,555      MERCK KGAA                                                                                            240,968
          4,300      METHANEX CORPORATION                                                                                   76,515
            400      MILBON COMPANY LIMITED                                                                                  9,648
         19,995      MINERALS TECHNOLOGIES INCORPORATED                                                                  1,056,536
          4,700      MIRACA HOLDINGS INCORPORATED                                                                          150,069
        110,000      MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                              399,584
         36,000      MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                          163,674
         60,000      MITSUI CHEMICALS INCORPORATED                                                                         150,625
         63,208      MONSANTO COMPANY                                                                                    5,104,046
            300      MURAMOTO ELECTRON THAILAND PCL                                                                          1,489
         56,832      NALCO HOLDING COMPANY                                                                               1,390,111
        724,570      NAN YA PLASTICS CORPORATION                                                                         1,227,169
         59,480      NBTY INCORPORATED+                                                                                  2,387,527
         11,604      NEWMARKET CORPORATION                                                                               1,215,171
          2,600      NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                               72,490
          6,000      NIHON PARKERIZING COMPANY LIMITED                                                                      69,690
          4,000      NIPPON CHEMICAL INDUSTRIAL COMPANY LIMITED                                                              8,098
         14,000      NIPPON KAYAKU COMPANY LIMITED                                                                         115,155
         24,000      NIPPON PAINT COMPANY LIMITED                                                                          145,766
          6,000      NIPPON SHINYAKU COMPANY LIMITED                                                                        70,939
         12,000      NIPPON SHOKUBAI COMPANY LIMITED                                                                       108,561
         15,000      NIPPON SODA COMPANY LIMITED                                                                            51,018
         14,000      NISSAN CHEMICAL INDUSTRIES LIMITED                                                                    185,123
         13,300      NITTO DENKO CORPORATION                                                                               426,203
         17,000      NOF CORPORATION                                                                                        68,441
         99,773      NOVARTIS AG                                                                                         5,537,702
         18,590      NOVO NORDISK AS CLASS B                                                                             1,247,173
         10,887      NUFARM LIMITED                                                                                        115,668
         13,423      NUPLEX INDUSTRIES LIMITED                                                                              23,941
         87,472      OLIN CORPORATION                                                                                    1,466,905

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
            289      OMEGA PHARMA SA                                                                                $       15,058
          8,700      ONO PHARMACEUTICAL COMPANY LIMITED                                                                    401,585
         65,491      ONYX PHARMACEUTICALS INCORPORATED+                                                                  1,873,698
         27,137      ORICA LIMITED                                                                                         620,873
         33,660      ORIENTAL UNION CHEMICAL CORPORATION                                                                    25,628
          1,903      ORIFLAME COSMETICS SA                                                                                 112,189
          2,073      ORION OYJ+                                                                                             42,644
         23,663      OSI PHARMACEUTICALS INCORPORATED+                                                                     788,215
            173      PAZ OIL COMPANY LIMITED                                                                                27,066
         90,273      PERRIGO COMPANY                                                                                     3,623,558
         10,514      PETKIM PETROKIMYA HOLDING SA+                                                                          44,723
        687,650      PFIZER INCORPORATED                                                                                12,494,603
         32,438      PHARMERICA CORPORATION+                                                                               488,192
         14,028      PPG INDUSTRIES INCORPORATED                                                                           833,684
         35,802      PRAXAIR INCORPORATED                                                                                2,936,838
        342,082      PROCTER & GAMBLE COMPANY<<                                                                         21,328,813
         20,400      PTT CHEMICAL PCL ADR                                                                                   42,954
          9,520      PZ CUSSONS PLC                                                                                         40,720
          2,396      Q-CELLS AG+                                                                                            37,596
         18,964      RANBAXY LABORATORIES LIMITED                                                                          185,848
         25,001      RECKITT BENCKISER GROUP                                                                             1,275,003
          6,569      RECORDATI SPA                                                                                          53,806
          4,789      RHODIA SA                                                                                              83,241
         28,641      ROCHE HOLDING AG                                                                                    4,684,869
          1,055      ROCHE HOLDINGS AG - BEARER SHARES                                                                     176,245
          9,000      ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                  115,988
        162,549      RPM INTERNATIONAL INCORPORATED                                                                      3,185,960
          3,000      SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                                12,460
         34,640      SANOFI-AVENTIS SA                                                                                   2,617,331
         17,805      SANOFI-AVENTIS SA ADR                                                                                 675,878
          6,400      SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                 216,566
          3,000      SANYO CHEMICAL INDUSTRIES LIMITED                                                                      16,381
          1,500      SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                   85,898
         47,405      SCOTTS MIRACLE-GRO COMPANY                                                                          1,892,882
          5,500      SEIKAGAKU CORPORATION                                                                                  61,719
         61,799      SENSIENT TECHNOLOGIES CORPORATION                                                                   1,565,987
          2,158      SGL CARBON AG+                                                                                         70,964
         32,700      SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                  1,774,213
         25,200      SHIONOGI & COMPANY LIMITED                                                                            542,832
         22,157      SHIRE LIMITED                                                                                         431,938
         29,800      SHISEIDO COMPANY LIMITED                                                                              588,485
            333      SHISEIDO COMPANY LIMITED                                                                                6,560
        126,000      SHOWA DENKO KK                                                                                        223,022
          9,866      SIDI KERIR PETROCHEMCIALS COMPANY                                                                      18,320
         92,241      SIGMA PHARMACEUTICALS LIMITED                                                                          81,104
         43,244      SIGMA-ALDRICH CORPORATION                                                                           2,306,635
         34,912      SMITH & NEPHEW PLC                                                                                    331,967
          9,592      SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                         359,543
        126,572      SOLUTIA INCORPORATED+                                                                               1,363,180
          2,345      SOLVAY SA                                                                                             247,466
          2,000      SSP COMPANY LIMITED                                                                                    11,522
            700      ST CORPORATION                                                                                          8,349
          2,792      STADA ARZNEIMITTEL AG                                                                                  94,747
            600      STELLA CHEMIFA CORPORATION                                                                             30,750
         23,625      STERLITE INDUSTRIES INDIA LIMITED ADR                                                                  46,981
          3,100      SUMIDA ELECTRIC                                                                                        82,126
         17,000      SUMITOMO BAKELITE COMPANY LIMITED                                                                      77,094
        131,000      SUMITOMO CHEMICAL COMPANY LIMITED                                                                     515,271
          5,273      SYMRISE AG                                                                                            114,886
          3,894      SYNGENTA AG                                                                                         1,032,378
         18,000      TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                 329,431
         78,000      TAIWAN FERTILIZER COMPANY LIMITED                                                                     250,878
         27,000      TAIYO NIPPON SANSO CORPORATION                                                                        304,547

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         13,000      TAKASAGO INTERNATIONAL CORPORATION                                                             $       64,519
         60,700      TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                               2,527,996
         18,000      TANABE SEIYAKU COMPANY LIMITED                                                                        237,390
         41,393      TERRA INDUSTRIES INCORPORATED                                                                       1,596,942
            824      TESSENDERLO CHEMIE NV                                                                                  27,171
         33,253      TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                              1,791,393
         17,393      THE MOSAIC COMPANY                                                                                    947,049
         72,700      TITAN CHEMICALS CORPORATION                                                                            25,073
         25,000      TOAGOSEI COMPANY LIMITED                                                                               93,707
         21,000      TOKAI CARBON COMPANY LIMITED                                                                           94,748
         27,000      TOKUYAMA CORPORATION                                                                                  155,241
          4,200      TOKYO OHKA KOKYO                                                                                       73,126
         48,000      TOSOH CORPORATION                                                                                     114,391
         22,000      TOYO INK MANUFACTURING COMPANY LIMITED                                                                 80,171
          3,609      TRANSPORTADORA DE GAS DEL SUR SA                                                                       10,069
          5,700      TSUMURA & COMPANY                                                                                     189,582
         56,638      TURK SISE VE CAM FABRIKALARI AS                                                                        56,338
         80,000      UBE INDUSTRIES LIMITED JAPAN                                                                          197,131
          4,207      UCB SA                                                                                                187,300
          5,097      UMICORE                                                                                               173,464
        161,000      UNILEVER INDONESIA TBK PT                                                                             188,160
         49,555      UNITED THERAPEUTICS CORPORATION+<<                                                                  2,259,212
        141,772      USEC INCORPORATED+                                                                                    518,886
         74,620      VERTEX PHARMACEUTICALS INCORPORATED+                                                                2,896,748
          3,441      VICTREX PLC                                                                                            44,833
            694      WACKER CHEMIE AG                                                                                      114,253
         64,088      WR GRACE & COMPANY+                                                                                 1,465,052
          7,200      YARA INTERNATIONAL ASA                                                                                308,664
            886      YUHAN CORPORATION                                                                                     134,485
         22,000      ZEON CORPORATION                                                                                       89,588
          3,000      ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                   29,431

                                                                                                                       238,449,912
                                                                                                                    --------------

COAL MINING: 0.61%
         64,682      ALPHA NATURAL RESOURCES INCORPORATED+                                                               2,393,234
         54,707      ANGLO AMERICAN PLC                                                                                  2,342,660
         67,118      ARCH COAL INCORPORATED                                                                              1,400,081
         11,300      BANPU PCL+                                                                                            184,226
         91,165      BHP BILLITON PLC                                                                                    2,785,795
      2,020,358      BUMI RESOURCES TBK PT                                                                                 502,151
         29,920      CENTENNIAL COAL COMPANY LIMITED                                                                        90,158
        387,962      CHINA COAL ENERGY COMPANY                                                                             657,779
        365,500      CHINA SHENHUA ENERGY COMPANY LIMITED                                                                1,787,401
         74,995      CONSOL ENERGY INCORPORATED                                                                          3,443,770
         10,995      CUDECO LIMITED+                                                                                        53,071
          8,400      FELIX RESOURCES LIMITED                                                                               129,329
        278,000      FUSHAN INTERNATIONAL ENERGY GROUP LIMITED+                                                            257,911
         88,000      HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED+                                                     98,559
          6,897      KUMBA IRON ORE LIMITED                                                                                234,712
         12,547      MACARTHUR COAL LIMITED                                                                                106,874
         35,314      MASSEY ENERGY COMPANY                                                                               1,329,925
         51,259      MINERAL DEPOSIT LIMITED+                                                                               49,296
          4,901      NEYVELI LIGNITE CORPORATION LIMITED                                                                    15,820
         31,120      PEABODY ENERGY CORPORATION                                                                          1,383,595
         94,500      PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                    164,413
         19,475      SINO GOLD MINING LIMITED+                                                                             140,914
          4,256      SOUTH AUSTRALIA COAL CORPORATION+                                                                         390
          3,599      UK COAL PLC+                                                                                            4,011
         21,641      WHITEHAVEN COAL LIMITED+                                                                               83,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
COAL MINING (continued)
        204,000      YANZHOU COAL MINING COMPANY LIMITED                                                            $      406,418

                                                                                                                        20,045,543
                                                                                                                    --------------

COMMERCIAL SERVICES: 0.03%
         50,851      CIELO SA                                                                                              476,502
          6,000      KYODO PRINTING COMPANY LIMITED                                                                         16,451
          8,971      MORNINGSTAR INCORPORATED+                                                                             415,896

                                                                                                                           908,849
                                                                                                                    --------------

COMMUNICATIONS: 3.95%
         44,000      ADVANCED INFO SERVICE PCL                                                                             107,204
        106,800      ADVANCED INFO SERVICE PCL THB                                                                         260,214
          5,097      AGORA SA+                                                                                              41,406
            800      AIPHONE COMPANY LIMITED                                                                                13,753
         91,678      ALCATEL SA                                                                                            308,219
          2,211      ALVARION LIMITED+                                                                                       8,317
      1,633,548      AMERICA MOVIL SAB DE CV                                                                             3,951,465
         11,397      AMERICA MOVIL SAB DE CV                                                                                27,674
         45,840      AMERICAN TOWER CORPORATION CLASS A+                                                                 1,875,773
         32,679      ANIXTER INTERNATIONAL INCORPORATED+                                                                 1,412,386
          1,753      ARNOLDO MONDADORI EDITORE SPA+                                                                          7,390
          3,400      ASATSU-DK INCORPORATED+                                                                                66,356
         87,800      ASTRO ALL ASIA NETWORKS PLC                                                                            86,700
        507,122      AT&T INCORPORATED                                                                                  13,661,867
         57,954      AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                  71,924
         31,500      BCE INCORPORATED                                                                                      833,314
          5,508      BELGACOM SA                                                                                           208,542
          2,969      BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                        75,758
         73,300      BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                   166,684
        158,837      BHARTI AIRTEL LIMITED                                                                               1,022,888
         83,279      BRIGHTPOINT INCORPORATED+                                                                             597,943
         42,203      BRITISH SKY BROADCASTING PLC                                                                          367,622
        316,658      BT GROUP PLC                                                                                          730,349
        102,831      CABLE & WIRELESS PLC                                                                                  240,048
        102,030      CABLEVISION SYSTEMS CORPORATION                                                                     2,552,791
        375,500      CARSO GLOBAL TELECOM SAB DE CV+                                                                     1,578,225
        129,471      CENTURYTEL INCORPORATED<<                                                                           4,607,873
         48,240      CHAMPION TECHNOLOGY HOLDINGS LIMITED+                                                                   1,649
        448,500      CHINA MOBILE LIMITED                                                                                4,201,405
      1,510,000      CHINA TELECOM CORPORATION LIMITED                                                                     668,292
      1,351,688      CHINA UNICOM LIMITED                                                                                1,817,355
        546,830      CHUNGHWA TELECOM COMPANY LIMITED                                                                      978,818
        270,008      CINCINNATI BELL INCORPORATED+                                                                         804,624
              1      CITADEL BROADCASTING CORPORATION+                                                                           0
            350      CITIC 1616 HOLDINGS LIMITED+                                                                              126
            394      COGECO CABLE INCORPORATED                                                                              12,599
          4,296      COLT TELECOM GROUP SA+                                                                                  8,658
        239,209      COMCAST CORPORATION CLASS A                                                                         3,509,196
         92,200      COMCAST CORPORATION CLASS A  SPECIAL (NON VOTING)                                                   1,273,282
          3,691      CORUS ENTERTAINMENT INCORPORATED CLASS B                                                               62,671
        102,037      CROWN CASTLE INTERNATIONAL CORPORATION+                                                             3,743,738
          6,541      CYFROWY POLSAT SA                                                                                      32,590
         41,749      D-LINK CORPORATION                                                                                     42,036
         14,021      DAILY MAIL & GENERAL TRUST CLASS A NV                                                                  95,332
          1,000      DAIMEI TELECOM ENGINEERING CORPORATION                                                                  7,601
          2,000      DENKI KOGYO COMPANY LIMITED                                                                             8,561
        121,454      DEUTSCHE TELEKOM AG+                                                                                1,790,867
         28,500      DIGI.COM BHD                                                                                          182,299
         11,582      DISH TV INDIA LIMITED+                                                                                  9,848
          2,934      EGYPTIAN COMPANY FOR MOBILE SERVICES                                                                  102,425

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
COMMUNICATIONS (continued)
          6,200      ELISA OYJ                                                                                      $      133,779
          9,059      EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                             124,537
         15,755      EQUINIX INCORPORATED+                                                                               1,515,473
          3,738      EUTELSAT COMMUNICATIONS                                                                               122,331
        223,722      FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                        257,240
            325      FASTWEB+                                                                                                9,389
         12,600      FORMOSA SUMCO TECHNOLOGY CORPORATION                                                                   31,677
         71,529      FRANCE TELECOM SA                                                                                   1,860,782
         11,264      FRANCE TELECOM SA ADR                                                                                 296,581
          3,280      FREENET AG                                                                                             47,281
          4,050      GLOBE TELECOM INCORPORATED                                                                             81,489
        260,502      GRUPO TELEVISA SA                                                                                   1,073,938
         15,586      GTL INFRASTRUCTURE LIMITED+                                                                            11,912
          8,730      HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                           134,887
          2,700      HIKARI TSUSHIN INCORPORATED                                                                            46,416
          2,000      HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                  14,114
          1,224      HOT TELECOMMUNICATION SYSTEM LIMITED+                                                                  12,151
         10,014      HURRIYET GAZETECILIK VE MATBAACILIK AS+                                                                10,420
         13,820      HUSQVARNA AB B SHARES                                                                                  96,342
         58,000      HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LIMITED                                                 9,654
         58,000      HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED                                                     11,824
         39,115      IAC INTERACTIVECORP+                                                                                  760,787
        136,587      IDEA CELLULAR LIMITED+                                                                                149,610
          5,123      INDEPENDENT NEWS & MEDIA PLC                                                                            1,223
         18,130      INMARSAT PLC                                                                                          189,542
              6      INTERNET INITIATIVE JAPAN INCORPORATED                                                                 12,099
        151,716      ITV PLC                                                                                               129,911
         47,598      J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                946,248
          4,000      JAPAN RADIO COMPANY LIMITED                                                                             6,617
            235      JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                            220,482
            253      KDDI CORPORATION                                                                                    1,366,856
          3,000      KEPPEL TELECOMMUNICATIONS & TRANSPORTATION LIMITED                                                      2,926
         19,114      KINGSTON COMMUNICATIONS (HULL) PLC                                                                     13,207
         13,911      KT CORPORATION                                                                                        460,603
          4,663      LAGARDERE SCA                                                                                         198,604
         65,898      LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                           950,908
        706,200      LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                                882,750
         51,635      LIBERTY GLOBAL INCORPORATED+                                                                        1,001,203
         51,237      LIBERTY GLOBAL INCORPORATED SERIES A+<<                                                               988,362
        246,040      LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                             2,617,866
        105,082      LIVE NATION INCORPORATED+                                                                             752,387
         48,339      MAGYAR TELEKOM PLC                                                                                    193,080
          8,074      MAHANAGAR TELEPHONE NIGAM LIMITED                                                                      12,801
          3,045      MANITOBA TELECOM SERVICES INCORPORATED                                                                 92,556
         20,000      MATSUNICHI COMMUNICATION HOLDINGS LIMITED                                                               9,523
         28,698      MEDIASET SPA                                                                                          217,828
        103,285      METROPCS COMMUNICATIONS INCORPORATED+                                                                 650,696
          5,343      MICRO FOCUS INTERNATIONAL PLC                                                                          36,038
         21,400      MOBILONE LIMITED                                                                                       26,750
          1,295      MOBISTAR SA                                                                                            90,906
          2,310      MODERN TIMES GROUP MTG B SHARES+                                                                      102,717
          9,756      MPHASIS LIMITED                                                                                       141,993
        112,911      MTN GROUP LIMITED                                                                                   1,811,455
          4,226      MULTIMEDIA POLSKA SA+                                                                                  11,001
         35,800      NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                            1,553,100
        153,163      NOKIA OYJ+                                                                                          2,016,943
          1,048      NTT DOCOMO INCORPORATED                                                                             1,588,246
         30,114      NTT DOCOMO INCORPORATED ADR                                                                           453,216
         64,000      OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                  53,309
              6      OKINAWA CELLULAR TELEPHONE COMPANY                                                                     10,863
         46,342      ORASCOM TELECOM HOLDING SAE                                                                           218,045
          5,768      PARTNER COMMUNICATIONS COMPANY LIMITED                                                                107,741
         32,002      PEARSON PLC                                                                                           436,439

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
COMMUNICATIONS (continued)
          7,820      PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                     $      426,485
         26,732      PORTUGAL TELECOM SGPS SA                                                                              323,163
          4,919      PRYSMIAN SPA                                                                                           82,725
        138,500      PT INDONESIAN SATELLITE CORPORATION TBK                                                                71,044
          7,553      PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA+                                       48,257
        607,000      QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                   2,215,550
         49,400      REED ELSEVIER PLC                                                                                     369,444
         32,828      RELIANCE COMMUNICATIONS LIMITED++                                                                     121,283
         43,795      RELIANCE COMMUNICATIONS LIMITED                                                                       161,801
         18,200      ROGERS COMMUNICATIONS INCORPORATED                                                                    547,518
         67,323      ROYAL KPN NV                                                                                        1,194,871
            543      RTL GROUP                                                                                              33,299
        379,400      SAMART CORPORATION PCL+                                                                                66,191
         42,459      SAVVIS INCORPORATED+                                                                                  531,587
         48,164      SBA COMMUNICATIONS CORPORATION+                                                                     1,543,175
          3,560      SCHIBSTED ASA                                                                                          73,078
            259      SEAT PAGINE GIALLE SPA                                                                                     63
         15,300      SHAW COMMUNICATIONS INCORPORATED CLASS B                                                              295,736
        188,600      SHIN SATELLITE PCL+                                                                                    37,158
        571,100      SINGAPORE TELECOMMUNICATIONS LIMITED+                                                               1,209,048
          3,704      SK TELECOM COMPANY LIMITED                                                                            539,928
             92      SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                 41,455
          5,679      SOCIETE TELEVISION FRANCAISE 1                                                                        101,134
        234,981      SPRINT NEXTEL CORPORATION                                                                             871,780
         55,000      STARHUB LIMITED                                                                                        77,095
          3,029      SUN TV NETWORK LIMITED                                                                                 21,668
            881      SWISSCOM AG                                                                                           342,506
         72,297      SYNIVERSE HOLDINGS INCORPORATED+                                                                    1,146,630
        310,447      TAIWAN MOBILE COMPANY LIMITED+                                                                        583,674
          3,567      TATA COMMUNICATIONS LIMITED                                                                            29,236
         26,818      TATA TELESERVICES MAHARASHTRA LIMITED+                                                                 14,817
            947      TDC AS                                                                                                 46,814
          8,554      TELE NORTE LESTE PARTICIPACOES SA                                                                     214,398
         12,145      TELE2 AB                                                                                              186,054
          2,951      TELECOM ARGENTINA SA ADR+                                                                              47,747
        145,156      TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                            255,779
         36,313      TELECOM EGYPT                                                                                         106,811
        238,666      TELECOM ITALIA RNC SPA                                                                                270,031
        418,063      TELECOM ITALIA SPA                                                                                    669,174
        158,200      TELECOM MALAYSIA BHD                                                                                  142,228
          3,600      TELECOMUNICACOES DE SAO PAULO SA                                                                       78,132
          3,200      TELEFONAKTIEBOLAGET LM ERICSSON                                                                        30,547
        121,778      TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                             1,170,346
         39,044      TELEFONICA DEL PERU SAA                                                                                42,012
         10,454      TELEFONICA O2 CZECH REPUBLIC AS                                                                       252,187
        167,253      TELEFONICA SA                                                                                       4,801,776
        563,136      TELEFONOS DE MEXICO SA DE CV                                                                          506,033
         12,524      TELEKOM AUSTRIA AG                                                                                    217,767
      1,070,000      TELEKOMUNIKASI INDONESIA TBK PT                                                                     1,018,509
          2,640      TELENET GROUP HOLDING NV                                                                               71,948
         30,600      TELENOR ASA                                                                                           416,515
         28,000      TELEVISION BROADCASTS LIMITED                                                                         127,896
         87,151      TELIASONERA AB                                                                                        618,797
         22,371      TELKOM SOUTH AFRICA LIMITED                                                                           112,746
        298,954      TELSTRA CORPORATION LIMITED                                                                           933,699
          3,543      TELUS CORPORATION                                                                                     114,810
          5,700      TELUS CORPORATION (NON-VOTING)                                                                        172,825
         61,000      TENCENT HOLDINGS LIMITED                                                                            1,127,902
         29,669      TIME WARNER CABLE INCORPORATED                                                                      1,242,835
            588      TISCALI SPA+                                                                                              136
        277,550      TM INTERNATIONAL SDN BHD+                                                                             251,983
          2,200      TOKYO BROADCASTING SYSTEM INCORPORATED                                                                 34,206
         81,100      TOTAL ACCESS COMMUNICATION PCL                                                                         75,014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
COMMUNICATIONS (continued)
          2,973      TRINITY MIRROR PLC                                                                             $        7,072
        262,500      TRUE CORPORATION PCL+                                                                                  22,424
        270,800      TT&T PCL+                                                                                               5,050
         75,367      TURKCELL ILETISIM HIZMETLERI AS                                                                       458,683
            300      TV TOKYO CORPORATION                                                                                    6,733
        158,501      TW TELECOM INCORPORATED+                                                                            2,306,190
         11,367      UNITED BUSINESS MEDIA LIMITED                                                                          81,440
        244,324      VERIZON COMMUNICATIONS INCORPORATED                                                                 7,686,433
         49,891      VIVENDI SA                                                                                          1,437,597
         60,497      VODACOM GROUP PTY LIMITED                                                                             465,676
      1,839,167      VODAFONE GROUP PLC                                                                                  4,148,115
         31,716      VODAFONE GROUP PLC ADR                                                                                719,636
         16,000      VTECH HOLDINGS LIMITED                                                                                155,457
        191,656      WINDSTREAM CORPORATION                                                                              1,901,228
          1,140      YAHOO! JAPAN CORPORATION                                                                              340,655
         23,066      YELL GROUP PLC                                                                                         14,708
         23,446      ZINWELL CORPORATION                                                                                    45,247
         18,635      ZYXEL COMMUNICATIONS CORPORATION                                                                       13,493

                                                                                                                       129,921,204
                                                                                                                    --------------

COMPUTER SOFTWARE & SERVICES: 0.04%
         42,707      UNISYS CORPORATION+                                                                                 1,370,468
          5,090      WIPRO LIMITED                                                                                          68,835

                                                                                                                         1,439,303
                                                                                                                    --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.17%
          2,812      BOSKALIS WESTMINSTER                                                                                  111,745
         23,787      CHEMED CORPORATION                                                                                  1,074,697
         49,754      DYCOM INDUSTRIES INCORPORATED+                                                                        387,584
         69,489      EMCOR GROUP INCORPORATED+                                                                           1,653,838
            155      FLUGHAFEN WIEN AG                                                                                       7,829
        177,764      HKC HOLDINGS LIMITED                                                                                   14,221
         22,390      IRB INFRASTRUCTURE DEVELOPERS LIMITED                                                                 119,543
         10,239      IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                               81,743
          8,948      ORASCOM CONSTRUCTION INDUSTRIES                                                                       365,321
         81,201      QUANTA SERVICES INCORPORATED+                                                                       1,522,519
          3,882      SODEXHO ALLIANCE SA                                                                                   218,005
          5,218      WELLSTREAM HOLDINGS PLC                                                                                45,582

                                                                                                                         5,602,627
                                                                                                                    --------------

CONSUMER SERVICES: 0.03%
         10,379      LVMH MOET HENNESSY LOUIS VUITTON SA                                                                 1,080,948
                                                                                                                    --------------

COSMETICS , PERSONAL CARE: 0.00%
         82,000      BAWANG INTERNATIONAL GROUP HOLDING LIMITED+                                                            41,053
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS: 8.17%
         30,000      77 BANK LIMITED                                                                                       183,943
            433      AAREAL BANK AG                                                                                          8,556
         63,044      ABSA GROUP LIMITED                                                                                  1,085,498
          7,030      ACOM COMPANY LIMITED                                                                                   93,771
         72,100      AFFIN HOLDINGS BHD                                                                                     52,494
         60,068      AFRICAN BANK INVESTMENTS LIMITED                                                                      234,269
          3,420      AGRICULTURAL BANK OF GREECE                                                                             8,319
          2,600      AIFUL CORPORATION                                                                                       3,008
         81,934      AKBANK TAS                                                                                            439,669
         22,824      ALLAHABAD BANK                                                                                         65,457
         36,469      ALLIED IRISH BANKS PLC                                                                                 84,878
         14,460      ALPHA BANK AE                                                                                         198,669

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
DEPOSITORY INSTITUTIONS (continued)
              1      AMCORE FINANCIAL INCORPORATED                                                                  $            0
        130,300      AMMB HOLDINGS BHD                                                                                     186,280
         30,160      ANDHRA BANK                                                                                            74,338
         16,925      ANGLO IRISH BANK CORPORATION PLC                                                                            0
         37,000      AOZORA BANK LIMITED                                                                                    46,229
        151,165      ASSOCIATED BANC-CORP                                                                                1,714,211
        110,893      ASTORIA FINANCIAL CORPORATION                                                                       1,151,069
         48,136      ASYA KATILIM BANKASI AS+                                                                               95,132
        205,551      AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                       4,170,052
         27,252      AXIS BANK LIMITED+                                                                                    585,524
         33,259      BANCA CARIGE SPA                                                                                       92,789
        116,685      BANCA MONTE DEI PASCHI DI SIENA SPA                                                                   224,442
          9,849      BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                               82,965
         16,468      BANCA POPOLARE DI MILANO SCARL                                                                        127,841
        143,402      BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                  2,701,258
          9,820      BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                186,678
          8,813      BANCO BPI SA                                                                                           29,245
         45,450      BANCO BRADESCO SA                                                                                     753,660
        128,660      BANCO COMERCIAL PORTUGUES SA                                                                          170,393
      1,049,717      BANCO DE CHILE                                                                                         88,969
          2,804      BANCO DE CREDITO DEL PERU                                                                               7,787
          4,546      BANCO DE CREDITO E INVERSIONES                                                                        143,004
        112,266      BANCO DE ORO                                                                                           95,110
         37,413      BANCO DE SABADE                                                                                       238,193
         10,900      BANCO DE VALENCIA SA                                                                                   89,196
         93,668      BANCO DO BRASIL SA                                                                                  1,648,728
          3,199      BANCO ESPANOL DE CREDITO SA                                                                            41,070
         22,698      BANCO ESPIRITO SANTO SA                                                                               158,825
          1,156      BANCO GUIPUZCOANO SA                                                                                    9,746
         50,925      BANCO ITAU HOLDING FINANCEIRA SA                                                                      867,944
          2,243      BANCO MACRO SA                                                                                         61,211
          5,847      BANCO PASTOR SA                                                                                        43,022
         25,330      BANCO POPOLARE SPA                                                                                    207,667
         31,160      BANCO POPULAR ESPANOL SA                                                                              263,886
        266,731      BANCO SANTANDER CENTRAL HISPANO SA+                                                                 4,569,822
         67,208      BANCO SANTANDER CENTRAL HISPANO SA ADR                                                              1,162,698
      4,439,540      BANCO SANTANDER CHILE SA                                                                              256,084
         98,932      BANCORPSOUTH INCORPORATED                                                                           2,295,222
         31,000      BANGKOK BANK PCL (NON VOTING)                                                                         104,903
      1,400,500      BANK CENTRAL ASIA TBK PT                                                                              710,989
         71,656      BANK HAPOALIM LIMITED+                                                                                278,467
         95,637      BANK LEUMI LE-ISRAEL                                                                                  398,751
        659,000      BANK MANDIRI PERSERO TBK PT                                                                           310,159
         37,612      BANK MILLENNIUM SA                                                                                     61,109
        210,000      BANK NIAGA                                                                                             16,214
        738,366      BANK OF AMERICA CORPORATION                                                                        11,703,101
         84,100      BANK OF AYUDHYA PCL                                                                                    50,341
         17,473      BANK OF BARODA                                                                                        196,423
      5,850,000      BANK OF CHINA LIMITED                                                                               3,298,624
        650,000      BANK OF COMMUNICATIONS LIMITED                                                                        774,963
        133,460      BANK OF EAST ASIA LIMITED                                                                             577,750
            900      BANK OF GREECE                                                                                         62,479
         51,126      BANK OF HAWAII CORPORATION                                                                          2,336,458
         18,815      BANK OF INDIA                                                                                         155,689
         40,778      BANK OF IRELAND                                                                                        98,581
         29,000      BANK OF KYOTO LIMITED                                                                                 265,375
        102,001      BANK OF NEW YORK MELLON CORPORATION                                                                 2,717,307
         16,867      BANK OF QUEENSLAND LIMITED                                                                            172,096
        153,700      BANK OF THE PHILIPPINE ISLANDS                                                                        154,628
          3,200      BANK OF THE RYUKYUS LIMITED                                                                            40,574
        109,000      BANK OF YOKOHAMA LIMITED                                                                              529,616
         11,118      BANK PEKAO SA                                                                                         706,491
            309      BANK PRZEMYSLOWO HANDLOWY PBK                                                                           8,155

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
DEPOSITORY INSTITUTIONS (continued)
        513,000      BANK RAKYAT INDONESIA                                                                          $      401,502
            696      BANK SARASIN & CIE AG                                                                                  26,192
          3,417      BANK ZACHODNI WBK SA                                                                                  201,094
         11,042      BANKINTER SA                                                                                          118,299
            244      BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                    97,168
             10      BANQUE NATIONALE DE BELGIQUE+                                                                          49,629
        449,894      BARCLAYS PLC                                                                                        2,163,742
         57,498      BB&T CORPORATION                                                                                    1,431,700
          6,717      BBVA BANCO FRANCES SA                                                                                  41,108
         24,359      BENDIGO BANK LIMITED                                                                                  198,116
         15,636      BNP PARIBAS ADR                                                                                       657,494
         33,573      BNP PARIBAS SA                                                                                      2,772,637
        387,500      BOC HONG KONG HOLDINGS LIMITED                                                                        888,994
          9,862      BOK FINANCIAL CORPORATION                                                                             458,386
          7,122      BRADFORD & BINGLEY PLC                                                                                  2,343
          1,078      BRE BANK SA                                                                                            89,519
         19,201      BUSAN BANK                                                                                            210,537
         13,142      CANARA BANK                                                                                           111,855
        857,000      CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                            1,491,407
         71,852      CATHAY GENERAL BANCORP                                                                                561,164
        422,000      CHANG HWA COMMERCIAL BANK+                                                                            192,778
         71,000      CHIBA BANK LIMITED+                                                                                   467,365
          9,110      CHINA BANKING CORPORATION                                                                              69,464
        485,000      CHINA CITIC BANK                                                                                      400,514
      5,486,000      CHINA CONSTRUCTION BANK                                                                             4,884,278
      1,104,161      CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION                                                       307,102
         74,000      CHINA EVERBRIGHT LIMITED                                                                              175,880
        880,116      CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                         508,722
          5,000      CHUKYO BANK LIMITED THE                                                                                14,577
      1,298,100      CITIGROUP INCORPORATED                                                                              5,335,191
         18,339      CITY NATIONAL CORPORATION                                                                             723,657
         65,898      COMERICA INCORPORATED                                                                               1,876,116
         27,525      COMMERCIAL INTERNATIONAL BANK                                                                         255,299
         28,459      COMMERZBANK AG                                                                                        265,797
        117,826      COMMONWEALTH BANK OF AUSTRALIA                                                                      5,698,010
         16,826      COSMOS BANK TAIWAN+                                                                                     1,841
          3,498      CREDICORP LIMITED                                                                                     249,932
            137      CREDIT AGRICOLE D'ILE DE F+                                                                            11,726
         42,751      CREDIT AGRICOLE SA                                                                                    884,577
         44,693      CREDIT SUISSE GROUP                                                                                 2,313,740
          1,169      CREDITO EMILIANO SPA                                                                                    9,373
         12,674      DAEGU BANK                                                                                            179,843
          8,000      DAH SING BANKING GROUP LIMITED                                                                         12,532
         12,031      DAH SING FINANCIAL HOLDINGS LIMITED                                                                    70,711
         18,240      DANSKE BANK                                                                                           392,869
        138,500      DBS GROUP HOLDINGS LIMITED                                                                          1,433,035
          3,415      DEUTSCHE POSTBANK AG                                                                                  120,093
         29,597      DEXIA                                                                                                 223,363
         28,800      DNB NOR ASA                                                                                           323,761
        156,395      E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                61,724
        108,771      EAST WEST BANCORP INCORPORATED                                                                      1,586,969
         12,019      EFG EUROBANK ERGASIAS SA                                                                              159,355
          1,432      EFG INTERNATIONAL                                                                                      23,024
         28,449      EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                               143,102
            640      EMPORIKI BANK OF GREECE SA+                                                                             4,219
         63,977      ENTIE COMMERCIAL BANK+                                                                                 18,947
         16,500      EON CAPITAL BHD                                                                                        28,307
          8,039      ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                        326,882
         50,887      EURONET WORLDWIDE INCORPORATED+                                                                     1,080,840
        204,857      FAR EASTERN INTERNATIONAL BANK+                                                                        70,346
         16,000      FERROCHINA LIMITED                                                                                          0
        348,629      FIFTH THIRD BANCORP                                                                                 3,514,180
         22,001      FIRST FINANCIAL BANKSHARE                                                                           1,139,212

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
DEPOSITORY INSTITUTIONS (continued)
        274,873      FIRST HORIZON NATIONAL CORPORATION                                                             $    3,724,529
         61,063      FIRST MIDWEST BANCORP INCORPORATED                                                                    636,887
        231,272      FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                          3,050,478
        108,927      FIRSTMERIT CORPORATION                                                                              2,282,021
        248,749      FIRSTRAND LIMITED                                                                                     583,494
        143,229      FNB CORPORATION PA<<                                                                                  932,421
         86,562      FORTIS                                                                                                364,586
        606,000      FUBON FINANCIAL HOLDING COMPANY LIMITED                                                               687,374
        842,960      FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                              568,452
         69,000      FUKUOKA FINANCIAL GROUP INCORPORATED                                                                  250,648
        222,560      FULTON FINANCIAL CORPORATION                                                                        1,918,467
         38,197      GETIN HOLDING SA+                                                                                     110,328
          8,178      GREEK POSTAL SAVINGS BANK                                                                              49,733
         79,679      GRUPO SECURITY SA                                                                                      24,021
          9,000      GUOCO GROUP LIMITED                                                                                   104,574
         32,452      HANCOCK HOLDING COMPANY                                                                             1,343,513
         57,000      HANG SENG BANK LIMITED                                                                                834,033
          4,397      HDFC BANK LIMITED ADR                                                                                 591,616
          5,000      HIGASHI-NIPPON BANK LIMITED                                                                             9,718
        110,000      HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                 257,057
         66,300      HONG LEONG BANK BHD                                                                                   155,759
         68,900      HONG LOENG FINANCIAL GROUP BHD                                                                        140,339
        703,576      HSBC HOLDINGS PLC                                                                                   8,183,189
        495,715      HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                            294,234
        210,076      HUDSON CITY BANCORP INCORPORATED                                                                    2,791,910
        291,196      HUNTINGTON BANCSHARES INCORPORATED                                                                  1,112,369
         21,282      IBERIABANK CORPORATION                                                                              1,207,328
         17,440      ICICI BANK LIMITED ADR                                                                                648,768
          9,142      INDIAN BANK                                                                                            32,409
         27,110      INDIAN OVERSEAS BANK                                                                                   67,782
        106,000      INDIKA ENERGY TBK PT                                                                                   24,944
      7,420,103      INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                       6,271,143
         21,470      INDUSTRIAL BANK OF KOREA                                                                              248,342
            346      ING BANK SLASKI SA                                                                                     91,007
         61,603      INTERNATIONAL BANCSHARES CORPORATION                                                                1,033,082
        381,851      INTESA SANPAOLO                                                                                     1,654,169
         37,019      INTESA SANPAOLO RNC+                                                                                  121,038
         22,489      IOOF HOLDINGS LIMITED                                                                                 119,469
         32,895      ISRAEL DISCOUNT BANK LIMITED                                                                           70,536
          5,000      JACCS COMPANY LIMITED                                                                                  11,742
         62,000      JOYO BANK LIMITED                                                                                     286,187
        335,677      JPMORGAN CHASE & COMPANY                                                                           14,262,916
          9,300      JULIUS BAER HOLDING AG                                                                                110,735
          6,000      KANSAI URBAN BANKING CORPORATION+                                                                       8,191
         39,000      KASIKORNBANK PCL THB                                                                                  102,060
            590      KBC ANCORA                                                                                             14,786
          5,788      KBC GROEP NV                                                                                          257,601
        383,050      KEYCORP                                                                                             2,244,673
          6,000      KIATNAKIN FINANCE                                                                                       4,512
         71,000      KIYO HOLDINGS                                                                                          91,173
         32,960      KOREA EXCHANGE BANK                                                                                   402,504
          4,364      KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                             114,842
         19,017      KOTAK MAHINDRA BANK LIMITED                                                                           321,795
          1,838      KREDYT BANK SA+                                                                                         7,499
         31,800      KRUNG THAI BANK PCL                                                                                     8,704
        315,100      KRUNG THAI BANK PCL ADR                                                                                86,251
            178      LIECHTENSTEIN LANDESBANK                                                                               11,342
          6,000      LIU CHONG HING BANK LIMITED                                                                            11,535
        607,718      LLOYDS TSB GROUP PLC                                                                                  551,365
          3,708      LLOYDS TSB GROUP PLC ADR<<                                                                             20,023
         31,121      M&T BANK CORPORATION<<                                                                              2,040,915
        281,556      MALAYAN BANKING BHD                                                                                   560,208
        134,800      MALAYSIAN PLANTATIONS BHD+                                                                            105,297

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
DEPOSITORY INSTITUTIONS (continued)
        160,300      MARSHALL & ILSLEY CORPORATION                                                                  $      921,725
         60,050      MB FINANCIAL INCORPORATED                                                                           1,119,933
        865,000      MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                487,888
         90,100      METROPOLITAN BANK & TRUST COMPANY                                                                      86,827
        949,070      MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                         5,292,130
        131,000      MITSUI TRUST HOLDINGS INCORPORATED                                                                    460,713
         15,000      MIYAZAKI BANK LIMITED                                                                                  53,621
      1,155,000      MIZUHO FINANCIAL GROUP INCORPORATED                                                                 2,164,623
        122,000      MIZUHO TRUST & BANKING COMPANY LIMITED                                                                111,499
        169,146      NATIONAL AUSTRALIA BANK LIMITED                                                                     4,433,835
         19,823      NATIONAL BANK OF GREECE SA                                                                            583,399
         24,348      NATIONAL BANK OF GREECE SA ADR                                                                        147,062
        154,416      NATIONAL PENN BANCSHARES INCORPORATED                                                                 852,376
         33,169      NATIXIS                                                                                               176,808
         16,017      NEDBANK GROUP LIMITED                                                                                 244,419
        150,144      NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                           1,755,183
        126,624      NEWALLIANCE BANCSHARES INCORPORATED                                                                 1,491,631
          1,100      NIS GROUP COMPANY LIMITED                                                                                 369
         64,000      NISHI-NIPPON CITY BANK LIMITED                                                                        175,474
        100,574      NORDEA BANK AB+                                                                                     1,043,025
         27,900      NORTHERN TRUST CORPORATION                                                                          1,381,050
         10,068      OKO BANK                                                                                              106,281
        105,433      OLD NATIONAL BANCORP                                                                                1,227,240
         14,000      ORIENT CORPORATION                                                                                     12,471
         12,374      ORIENTAL BANK OF COMMERCE                                                                              73,036
         22,874      OTP BANK NYRT                                                                                         682,111
        178,927      OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                         1,083,387
         32,248      PACWEST BANCORP                                                                                       593,363
         13,313      PIRAEUS BANK SA                                                                                       193,910
         65,828      PKO BANK POLSKI SA                                                                                    893,647
         39,387      PNC FINANCIAL SERVICES GROUP                                                                        2,245,453
        326,598      POPULAR INCORPORATED                                                                                  774,037
         47,999      PRIVATEBANCORP INCORPORATED                                                                           474,710
         71,500      PROVIDENT FINANCIAL SERVICES INCORPORATED                                                             756,470
        268,394      PT BANK DANAMON INDONESIA TBK                                                                         125,610
        264,000      PT BANK PAN INDONESIA TBK+                                                                             20,662
        148,937      PUBLIC BANK BHD                                                                                       477,652
          1,936      RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                114,827
         40,640      REDECARD SA                                                                                           620,423
        518,012      REGIONS FINANCIAL CORPORATION                                                                       3,035,550
         42,700      RESONA HOLDINGS INCORPORATED                                                                          456,441
         73,600      RHB CAPITAL BHD                                                                                       115,200
         67,531      RMB HOLDINGS LIMITED                                                                                  255,350
        662,392      ROYAL BANK OF SCOTLAND GROUP PLC                                                                      361,563
         27,700      SAPPORO HOLDINGS                                                                                      103,186
          1,800      SCOTIABANK PERU SA+                                                                                    85,923
         22,933      SEKERBANK TAS                                                                                          34,216
             58      SEVEN BANK LIMITED                                                                                    115,812
         21,000      SHIGA BANK                                                                                            130,217
          1,000      SHIMIZU BANK LIMITED THE                                                                               43,151
        690,878      SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                           279,108
         88,000      SHINSEI BANK LIMITED                                                                                  107,913
         56,000      SHIZUOKA BANK LIMITED+                                                                                559,741
        107,800      SIAM CITY BANK PCL                                                                                     93,225
        150,000      SIAM COMMERCIAL BANK PCL                                                                              382,388
        727,000      SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                            258,683
         68,640      SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                              445,519
          4,259      SNS REAAL                                                                                              30,217
        490,509      SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                 63,291
         26,717      SOCIETE GENERALE                                                                                    1,881,083
         19,732      SOCIETE GENERALE ADR                                                                                  279,208
            210      ST. GALLER KANTONALBANK                                                                                96,172
        118,980      STANDARD BANK GROUP LIMITED                                                                         1,539,269

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
DEPOSITORY INSTITUTIONS (continued)
         66,542      STANDARD CHARTERED PLC                                                                         $    1,624,519
         16,788      STATE BANK OF INDIA LIMITED                                                                           808,289
          5,484      STATE BANK OF INDIA LIMITED GDR++                                                                     530,851
         41,800      STATE STREET CORPORATION                                                                            1,726,340
        103,942      STERLING BANCSHARES INCORPORATED (TEXAS)                                                              521,789
            988      SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                            3,241
        137,000      SUMITOMO TRUST & BANKING COMPANY LIMITED                                                              733,815
         98,821      SUNCORP-METWAY LIMITED                                                                                794,679
         20,000      SURUGA BANK LIMITED                                                                                   196,437
        108,495      SUSQUEHANNA BANCSHARES INCORPORATED                                                                   622,761
         35,019      SVB FINANCIAL GROUP+                                                                                1,325,819
         18,900      SVENSKA HANDELSBANKEN                                                                                 541,933
         34,100      SWEDBANK AB                                                                                           325,761
          3,160      SYDBANK AG                                                                                             75,555
         18,615      SYNDICATE BANK                                                                                         36,358
         16,000      SYNEAR FOOD HOLDINGS LIMITED                                                                            3,410
        532,717      SYNOVUS FINANCIAL CORPORATION                                                                       1,038,798
         91,000      TA CHONG BANK LIMITED+                                                                                 18,495
        561,000      TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                            209,205
        266,000      TAIWAN BUSINESS BANK+                                                                                  67,039
         52,649      TCF FINANCIAL CORPORATION<<                                                                           691,808
         15,516      THANACHART CAPITAL PCL                                                                                 10,268
          1,100      THE AICHI BANK LIMITED+                                                                                88,443
         19,000      THE AKITA BANK LIMITED                                                                                 77,372
         14,000      THE AOMORI BANK LIMITED                                                                                33,526
         19,000      THE AWA BANK LIMITED                                                                                  102,429
          1,800      THE BANK OF IWATE LIMITED                                                                             111,199
         19,000      THE BANK OF NAGOYA LIMITED                                                                             74,075
          2,000      THE BANK OF OKINAWA LIMITED                                                                            78,667
         25,000      THE BANK OF SAGA LIMITED                                                                               80,113
          4,700      THE CHIBA KOGYO BANK LIMITED+                                                                          36,539
         18,000      THE CHUGOKU BANK LIMITED                                                                              247,177
          8,000      THE DAISAN BANK LIMITED                                                                                20,916
         29,000      THE DAISHI BANK LIMITED                                                                               107,358
         27,000      THE EHIME BANK LIMITED                                                                                 77,152
         25,000      THE EIGHTEENTH BANK LIMITED                                                                            64,785
         32,000      THE FUKUI BANK LIMITED                                                                                106,617
         41,000      THE HACHIJUNI BANK LIMITED                                                                            261,823
         21,000      THE HIGO BANK LIMITED                                                                                 130,946
         50,000      THE HIROSHIMA BANK LIMITED                                                                            208,815
         24,000      THE HOKKOKU BANK LIMITED                                                                               96,622
         21,000      THE HOKUETSU BANK LIMITED                                                                              33,283
         24,000      THE HYAKUGO BANK LIMITED                                                                              118,279
         29,000      THE HYAKUJUSHI BANK LIMITED                                                                           114,068
         25,000      THE IYO BANK LIMITED                                                                                  229,350
         35,000      THE JUROKU BANK LIMITED                                                                               136,858
          3,000      THE KAGAWA BANK LIMITED                                                                                 9,371
         15,000      THE KAGOSHIMA BANK LIMITED                                                                            116,439
          2,400      THE KANTO TSUKUBA BANK LIMITED                                                                          8,218
         22,000      THE KEIYO BANK LIMITED                                                                                113,512
          5,000      THE MICHINOKU BANK LIMITED                                                                              9,833
          4,000      THE MIE BANK LIMITED                                                                                   10,828
          7,000      THE MINATO BANK LIMITED                                                                                 8,260
          3,200      THE MUSASHINO BANK LIMITED                                                                             84,961
         22,000      THE NANTO BANK LIMITED                                                                                125,220
         33,000      THE OGAKI KYORITSU BANK LIMITED                                                                       108,804
         23,000      THE OITA BANK LIMITED                                                                                  94,725
         16,000      THE SAN-IN GODO BANK LIMITED                                                                          143,637
         28,000      THE SHIKOKU BANK LIMITED                                                                               94,910
          9,000      THE TOCHIGI BANK LIMITED                                                                               42,793
         21,000      THE TOHO BANK LIMITED                                                                                  71,182
          3,000      THE TOKUSHIMA BANK LIMITED                                                                              9,648
      2,682,765      TMB BANK PCL+                                                                                          88,766

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
DEPOSITORY INSTITUTIONS (continued)
          5,300      TOKYO TOMIN BANK LIMITED                                                                       $       72,657
         95,493      TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                            588,237
         63,033      TRUSTMARK CORPORATION                                                                               1,207,712
         13,375      TURK EKONOMI BANKASI AS+                                                                               17,768
        121,044      TURKIYE IS BANKASI                                                                                    411,903
         65,353      TURKIYE VAKIFLAR BANKASI TAO                                                                          133,435
        145,390      UBS AG                                                                                              2,255,141
         35,430      UMB FINANCIAL CORPORATION                                                                           1,392,399
        103,655      UMPQUA HOLDINGS CORPORATION                                                                         1,218,983
        650,279      UNICREDITO ITALIANO SPA                                                                             2,221,370
         42,689      UNION BANK HONG KONG                                                                                   98,707
         27,062      UNION BANK OF INDIA                                                                                   161,069
         25,292      UNIONE DI BANCHE SCPA                                                                                 347,302
         53,816      UNITED BANKSHARES INCORPORATED                                                                        920,254
          8,324      UNITED MIZRAHI BANK LIMITED                                                                            73,379
         99,000      UNITED OVERSEAS BANK LIMITED                                                                        1,347,659
        163,163      US BANCORP                                                                                          3,937,123
            637      VALIANT HOLDING AG                                                                                    128,928
         60,899      VALLEY NATIONAL BANCORP<<                                                                             805,085
             62      VERWALTUNGS-UND PRIVAT-BANK AG                                                                          5,966
            361      VONTOBEL HOLDINGS AG                                                                                   11,177
        138,342      WASHINGTON FEDERAL INCORPORATED                                                                     2,635,415
        147,914      WATERLAND FINANCIAL HOLDINGS                                                                           46,426
         85,059      WEBSTER FINANCIAL CORPORATION<<                                                                     1,082,801
        378,620      WELLS FARGO & COMPANY(L)++                                                                         10,616,505
         30,856      WESTAMERICA BANCORPORATION                                                                          1,641,539
         81,167      WESTERN UNION COMPANY                                                                               1,497,531
        238,857      WESTPAC BANKING CORPORATION                                                                         5,281,088
        115,346      WHITNEY HOLDING CORPORATION                                                                           928,535
         87,100      WILMINGTON TRUST CORPORATION<<                                                                      1,068,717
         15,500      WING HANG BANK LIMITED                                                                                160,399
         29,943      WINTRUST FINANCIAL CORPORATION                                                                        777,620
          1,200      YACHIYO BANK LIMITED                                                                                   27,904
         16,000      YAMAGATA BANK LIMITED                                                                                  79,223
         83,222      YAPI VE KREDI BANKASI AS+                                                                             159,026
          8,719      YES BANK LIMITED+                                                                                      47,339
         55,400      ZIONS BANCORPORATION<<                                                                                728,510

                                                                                                                       268,619,653
                                                                                                                    --------------

DIVERSIFIED FINANCIAL SERVICES: 0.01%
          1,964      CANACCORD FINANCIAL INCORPORATED                                                                       20,749
          2,023      DUNDEEWEALTH INCORPORATED                                                                              26,184
          3,500      GMP CAPITAL INCORPORATED                                                                               40,459
          5,380      LIC HOUSING FINANCE LIMITED                                                                            99,498
         16,492      PARAGON GROUP OF COS PLC                                                                               35,542

                                                                                                                           222,432
                                                                                                                    --------------

E-COMMERCE/SERVICES: 0.15%
         36,027      AMAZON.COM INCORPORATED+                                                                            4,896,430
             18      GOURMET NAVIGATOR INCORPORATED                                                                         39,044
          1,000      GREE INCORPORATED+                                                                                     53,216
          7,620      SMS MANAGEMENT & TECHNOLOGY LIMITED                                                                    39,781

                                                                                                                         5,028,471
                                                                                                                    --------------

EATING & DRINKING PLACES: 0.62%
          5,082      AUTOGRILL SPA                                                                                          62,917
         38,953      BOB EVANS FARMS INCORPORATED                                                                          983,953
        128,371      BRINKER INTERNATIONAL INCORPORATED                                                                  1,771,520
         37,586      BURGER KING HOLDINGS INCORPORATED                                                                     638,962


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
EATING & DRINKING PLACES (continued)
         16,105      C&C GROUP PLC                                                                                  $       67,711
         24,640      CEC ENTERTAINMENT INCORPORATED+                                                                       718,502
         71,826      CHEESECAKE FACTORY INCORPORATED+<<                                                                  1,352,484
         21,500      CHINA HUIYUAN JUICE GROUP                                                                              13,261
          6,215      CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                518,642
          6,887      CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+                                                          572,379
         38,292      CROWN LIMITED                                                                                         274,611
         11,982      ENTERPRISE INNS PLC                                                                                    19,455
        155,839      FOSTER'S GROUP LIMITED                                                                                802,159
            418      HITE BREWERY COMPANY LIMITED                                                                           57,575
          5,200      ITO EN LIMITED                                                                                         83,919
         57,512      JACK IN THE BOX INCORPORATED+                                                                       1,073,749
          3,500      KISOJI COMPANY LIMITED                                                                                 80,941
         91,014      MCDONALD'S CORPORATION                                                                              5,756,636
         19,207      MITCHELLS & BUTLERS PLC                                                                                79,784
          1,720      OBRASCON HUARTE LAIN SA                                                                                47,056
         23,322      PAPA JOHN'S INTERNATIONAL INCORPORATED+                                                               515,883
         23,609      PF CHANG'S CHINA BISTRO INCORPORATED+                                                                 770,126
         32,370      PUNCH TAVERNS PLC                                                                                      42,043
          5,909      RESTAURANT GROUP PLC                                                                                   17,857
         39,151      SABMILLER PLC+                                                                                      1,140,009
         31,000      SAPPORO HOLDINGS LIMITED                                                                              149,907
        159,196      WENDY'S ARBY'S GROUP INCORPORATED                                                                     652,704
          6,898      WHITBREAD PLC                                                                                         145,594
         53,572      YUM! BRANDS INCORPORATED                                                                            1,889,484

                                                                                                                        20,299,823
                                                                                                                    --------------

EDUCATIONAL SERVICES: 0.26%
         14,550      APOLLO GROUP INCORPORATED CLASS A+                                                                    830,369
          7,100      BENESSE CORPORATION                                                                                   317,052
         63,997      CAREER EDUCATION CORPORATION+                                                                       1,665,842
         84,357      CORINTHIAN COLLEGES INCORPORATED+                                                                   1,250,171
         25,712      DEVRY INCORPORATED                                                                                  1,396,676
         15,655      ITT EDUCATIONAL SERVICES INCORPORATED+                                                              1,424,292
         14,306      LAN AIRLINES SA                                                                                       217,516
         18,757      NAVITAS LIMITED+                                                                                       64,595
        165,531      RAFFLES EDUCATION CORPORATION LIMITED                                                                  50,831
          5,818      STRAYER EDUCATION INCORPORATED<<                                                                    1,149,055

                                                                                                                         8,366,399
                                                                                                                    --------------

ELECT COMPONENTS-SEMICONDUCTORS: 0.04%
         42,876      AMERICAN SUPERCONDUCTOR CORPORATION+<<                                                              1,423,483
                                                                                                                    --------------

ELECTRIC GENERATION: 0.03%
         63,211      MIRANT CORPORATION+                                                                                   900,125
                                                                                                                    --------------

ELECTRIC, GAS & SANITARY SERVICES: 4.81%
          1,765      ACEA SPA                                                                                               20,314
         32,122      ADANI POWER LIMITED+                                                                                   65,190
         58,540      AEM SPA                                                                                               114,007
         76,383      AES CORPORATION+                                                                                      973,119
         35,347      AGL ENERGY LIMITED                                                                                    448,061
         96,550      AGL RESOURCES INCORPORATED                                                                          3,335,803
         69,980      ALLEGHENY ENERGY INCORPORATED                                                                       1,538,160
         35,479      ALLETE INCORPORATED                                                                                 1,186,418
         48,123      ALLIANT ENERGY CORPORATION                                                                          1,322,420
        552,035      ALMENDRAL SA                                                                                           52,724
          1,019      ALSTOM PROJECTS INDIA LIMITED+                                                                         11,602
         93,106      AMEREN CORPORATION                                                                                  2,419,825
         40,898      AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                        1,316,507


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
         38,600      AMERICAN WATER WORKS COMPANY INCORPORATED                                                      $      858,464
         59,380      AQUA AMERICA INCORPORATED<<                                                                           969,082
          1,929      ATCO LIMITED                                                                                           81,609
            133      ATEL HOLDING AG                                                                                        56,937
        116,252      ATMOS ENERGY CORPORATION                                                                            3,184,142
         69,053      AVISTA CORPORATION                                                                                  1,436,993
          6,312      AYGAZ AS                                                                                               21,066
              6      BABCOCK & BROWN INFRASTRUCTURE                                                                             22
         15,992      BABCOCK & BROWN POWER                                                                                   1,084
            678      BKW FMB ENERGIE AG                                                                                     54,067
         48,434      BLACK HILLS CORPORATION<<                                                                           1,141,589
          4,300      BRADESPAR SA                                                                                           96,974
          2,800      BROOKFIELD RENEWABLE POWER FUND                                                                        50,673
         20,687      CALIFORNIA WATER SERVICE GROUP                                                                        756,730
          3,817      CANADIAN UTILITIES LIMITED                                                                            148,825
            258      CANADIAN UTILITIES LIMITED                                                                              9,859
        140,610      CENTERPOINT ENERGY INCORPORATED                                                                     1,865,895
         24,700      CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                    408,032
        209,940      CENTRICA PLC                                                                                          879,318
         17,484      CEZ AS                                                                                                874,818
         45,000      CHINA POWER INTERNATIONAL DEVELOPMENT LIMITED                                                          12,135
        164,600      CHINA RESOURCES POWER HOLDINGS COMPANY                                                                335,569
        100,000      CHINA WATER AFFAIRS GROUP LIMITED                                                                      31,613
         60,600      CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                           1,549,352
         28,481      CIA GENERAL DE ELECTRICIDAD SA                                                                        183,176
         24,383      CLEAN HARBORS INCORPORATED+                                                                         1,304,978
         76,628      CLECO CORPORATION                                                                                   1,955,547
        157,000      CLP HOLDINGS LIMITED                                                                                1,064,554
         98,941      CMS ENERGY CORPORATION                                                                              1,408,920
        956,543      COLBUN SA                                                                                             230,701
         23,515      CONSOLIDATED EDISON INCORPORATED                                                                    1,009,029
         78,500      CONSTELLATION ENERGY GROUP INCORPORATED                                                             2,497,870
         27,236      CONTACT ENERGY LIMITED                                                                                114,324
          8,154      CPFL ENERGIA SA                                                                                       149,099
         49,786      DOMINION RESOURCES INCORPORATED                                                                     1,811,215
         50,586      DPL INCORPORATED                                                                                    1,358,740
         16,810      DRAX GROUP PLC                                                                                        113,493
         71,374      DTE ENERGY COMPANY                                                                                  2,862,811
        108,580      DUKE ENERGY CORPORATION                                                                             1,811,114
          6,000      DUSKIN COMPANY LIMITED                                                                                112,101
        629,563      DYNEGY INCORPORATED CLASS A+                                                                        1,139,509
         81,761      E.ON AG                                                                                             3,233,713
         25,268      EDISON INTERNATIONAL                                                                                  860,375
         19,099      EDISON SPA                                                                                             29,280
        307,572      EL PASO CORPORATION                                                                                 2,940,388
         10,100      ELECTRIC POWER DEVELOPMENT COMPANY                                                                    313,726
         10,924      ELECTRICITE DE FRANCE                                                                                 630,201
         16,400      ELECTRICITY GENERATING PCL                                                                             38,725
          5,213      EMERA INCORPORATED                                                                                    117,260
          6,772      EMPRESA ELECTRICA PEHUENCHE SA                                                                         40,560
        353,195      EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                           562,926
          7,102      ENAGAS                                                                                                153,722
         13,400      ENBRIDGE INCORPORATED                                                                                 571,474
            570      ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                                     35,074
          3,909      ENDESA SA                                                                                             122,380
        259,797      ENEL SPA+                                                                                           1,554,542
         31,563      ENERGEN CORPORATION                                                                                 1,372,991
         92,521      ENERGIAS DE PORTUGAL SA                                                                               424,277
          5,595      ENERGY DEVELOPMENTS LIMITED                                                                            13,785
      1,384,283      ENERSIS SA (CHILE)+                                                                                   525,836
         16,839      ENTERGY CORPORATION                                                                                 1,324,387
         25,871      ENVESTRA LIMITED                                                                                       11,611
            529      EVN AG+                                                                                                10,072


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
         80,100      FIRST PHILIPPINE HOLDINGS CORPORATION                                                          $       86,521
         25,584      FIRSTENERGY CORPORATION                                                                             1,102,159
          6,662      FORTIS INCORPORATED/CANADA                                                                            164,814
         17,265      FORTUM OYJ+                                                                                           437,861
         31,713      FPL GROUP INCORPORATED                                                                              1,648,125
        136,461      FRONTIER COMMUNICATIONS CORPORATION                                                                 1,078,042
         10,727      GAS NATURAL SDG SA                                                                                    222,520
         54,459      GAZ DE FRANCE                                                                                       2,274,106
         31,600      GLOW ENERGY PCL                                                                                        28,516
         58,973      GREAT PLAINS ENERGY INCORPORATED                                                                    1,049,719
          4,139      GRUPO ELEKTRA SA DE CV+                                                                               182,444
        116,124      HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                         2,306,223
         15,096      HERA SPA                                                                                               36,359
         15,900      HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                          317,117
         16,200      HOKURIKU ELECTRIC POWER COMPANY                                                                       368,829
        324,188      HONG KONG & CHINA GAS COMPANY LIMITED                                                                 769,680
        103,605      HONG KONG ELECTRIC HOLDINGS LIMITED                                                                   562,805
        252,000      HUANENG POWER INTERNATIONAL INCORPORATED                                                              157,377
        159,475      IBERDROLA SA                                                                                        1,513,386
         59,810      IDACORP INCORPORATED                                                                                1,768,582
         33,318      INTEGRYS ENERGY GROUP INCORPORATED                                                                  1,284,076
         59,776      INTERNATIONAL POWER PLC                                                                               272,296
         52,933      ITC HOLDINGS CORPORATION                                                                            2,353,931
            814      JUST ENERGY INCOME FUND                                                                                 9,946
         71,700      KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                          1,783,376
            619      KEYERA FACILITIES INCOME FUND                                                                          13,402
         26,605      KOREA ELECTRIC POWER CORPORATION                                                                      729,876
          3,903      KOREA GAS CORPORATION                                                                                 165,478
          8,900      KURITA WATER INDUSTRIES LIMITED                                                                       281,085
         37,300      KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                            819,444
         52,410      MANILA ELECTRIC COMPANY                                                                               231,996
         74,276      MDU RESOURCES GROUP INCORPORATED                                                                    1,678,638
         29,408      NATIONAL FUEL GAS COMPANY                                                                           1,377,177
         98,047      NATIONAL GRID PLC                                                                                   1,065,367
         44,790      NEW JERSEY RESOURCES                                                                                1,577,952
        119,483      NISOURCE INCORPORATED                                                                               1,702,633
            816      NORDEX AG+                                                                                             12,976
         76,351      NORTHEAST UTILITIES<<                                                                               1,840,823
         18,233      NORTHUMBRIAN WATER GROUP PLC                                                                           80,627
         28,265      NORTHWEST NATURAL GAS COMPANY                                                                       1,212,003
         44,837      NORTHWESTERN CORPORATION                                                                            1,156,346
        115,650      NRG ENERGY INCORPORATED+                                                                            2,768,661
         46,543      NSTAR                                                                                               1,541,970
        101,888      NV ENERGY INCORPORTED                                                                               1,185,976
         41,894      OGE ENERGY CORPORATION                                                                              1,449,532
         42,951      ONEOK INCORPORATED                                                                                  1,718,899
        163,000      OSAKA GAS COMPANY LIMITED                                                                             593,996
         37,299      PALADIN ENERGY LIMITED+                                                                               140,748
         16,628      PENNON GROUP PLC                                                                                      136,062
         95,988      PEPCO HOLDINGS INCORPORATED                                                                         1,564,604
      1,134,000      PERUSAHAAN GAS NEGARA PT                                                                              437,768
         25,900      PETRONAS GAS BHD                                                                                       75,505
         31,265      PG&E CORPORATION                                                                                    1,323,760
         43,900      PINNACLE WEST CAPITAL CORPORATION                                                                   1,540,451
         98,628      PNM RESOURCES INCORPORATED                                                                          1,098,716
        938,750      PNOC ENERGY DEVELOPMENT CORPORATION                                                                    80,524
         95,314      PORTLAND GENERAL ELECTRIC COMPANY                                                                   1,869,108
         67,365      POWER GRID CORPORATION OF INDIA LIMITED                                                               144,535
         31,066      PPL CORPORATION                                                                                       948,134
         23,929      PROGRESS ENERGY INCORPORATED                                                                          935,385
          5,300      PUBLIC POWER CORPORATION SA                                                                           106,958
         42,902      PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                        1,345,407
          4,100      RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                           4,070

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
         16,600      RATCHABURI ELECTRICITY GENERATING HOLDING PCL ADR                                              $       16,478
          4,285      RED ELECTRICA DE ESPANA                                                                               234,203
         12,279      RELIANCE ENERGY LIMITED                                                                               276,505
         15,087      RENEWABLE ENERGY CORPORATION AS+                                                                       95,754
              7      ROMANDE ENERGIE HOLDING SA                                                                             13,102
        153,334      RRI ENERGY INCORPORATED+                                                                              754,403
         16,856      RWE AG                                                                                              1,547,209
         32,000      SAIBU GAS COMPANY LIMITED+                                                                             94,031
         56,500      SARAWAK ENTERPRISE CORPORATION                                                                         43,801
         48,041      SCANA CORPORATION                                                                                   1,691,043
         37,639      SCOTTISH & SOUTHERN ENERGY PLC                                                                        691,645
            456      SECHILIENNE SA                                                                                         19,836
         19,209      SEMPRA ENERGY                                                                                       1,020,766
          9,317      SEVERN TRENT PLC                                                                                      160,938
          6,285      SHANKS GROUP PLC                                                                                        8,727
         18,000      SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                           538,292
          5,500      SHIZUOKA GAS COMPANY LIMITED                                                                           38,368
         62,582      SNAM RETE GAS SPA                                                                                     314,095
         31,684      SOUTH JERSEY INDUSTRIES INCORPORATED                                                                1,142,525
         67,338      SOUTHERN COMPANY                                                                                    2,160,876
         45,734      SOUTHERN UNION COMPANY                                                                                947,608
         56,719      SOUTHWEST GAS CORPORATION                                                                           1,486,605
        121,770      SP AUSNET                                                                                              95,915
         54,888      SPECTRA ENERGY CORPORATION                                                                          1,065,376
         35,059      STERICYCLE INCORPORATED+                                                                            1,918,779
         10,067      SUEZ ENVIRONNEMENT SA+                                                                                223,951
        115,630      SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                           232,489
         86,720      TECO ENERGY INCORPORATED                                                                            1,279,120
         50,572      TERNA SPA+                                                                                            210,154
         23,200      THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                       469,690
          1,600      THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                        97,918
         42,000      TOHO GAS COMPANY LIMITED                                                                              235,655
         41,500      TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                            877,146
        111,000      TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                           2,992,018
        199,000      TOKYO GAS COMPANY LIMITED                                                                             819,574
         14,429      TRACTEBEL ENERGIA SA                                                                                  172,606
          9,000      TRANSALTA CORPORATION                                                                                 188,289
          4,988      TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                   6,167
          3,817      TRUSTPOWER LIMITED                                                                                     19,959
         45,026      UNISOURCE ENERGY CORPORATION                                                                        1,342,675
         26,984      UNITED UTILITIES GROUP PLC                                                                            211,614
          8,821      VECTOR LIMITED                                                                                         12,637
        102,732      VECTREN CORPORATION                                                                                 2,413,175
         16,443      VEOLIA ENVIRONNEMENT                                                                                  556,636
          2,689      VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                               121,130
         85,421      WASTE CONNECTIONS INCORPORATED+                                                                     2,771,911
         41,753      WASTE MANAGEMENT INCORPORATED                                                                       1,371,169
         63,590      WGL HOLDINGS INCORPORATED                                                                           2,001,813
          5,190      WOONGJIN COWAY COMPANY LIMITED                                                                        170,501
        199,738      XCEL ENERGY INCORPORATED                                                                            4,058,676
         56,000      XINAO GAS HOLDINGS LIMITED                                                                            141,191
        213,403      YTL POWER INTERNATIONAL BHD                                                                           140,906

                                                                                                                       157,894,536
                                                                                                                    --------------

ELECTRICAL EQUIPMENT: 0.01%
            520      LG INNOTEK COMPANY LIMITED                                                                             39,443
          3,127      LS INDUSTRIAL SYSTEMS COMPANY LIMITED                                                                 250,095

                                                                                                                           289,538
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.36%
         60,000      AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED                                                $       83,767
        111,000      ABOITIZ POWER CORPORATION                                                                              18,808
        278,172      ACER INCORPORATED                                                                                     692,427
         45,817      ACUITY BRANDS INCORPORATED                                                                          1,478,973
        121,700      ADC TELECOMMUNICATIONS INCORPORATED+                                                                  746,021
        253,280      ADVANCED MICRO DEVICES INCORPORATED+<<                                                              1,775,493
        459,284      ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                       364,670
         12,700      ADVANTEST CORPORATION                                                                                 282,385
          3,314      AIXTRON AG+                                                                                           119,278
         42,534      ALCO HOLDINGS LIMITED                                                                                  15,257
          1,200      ALPINE ELECTRONICS INCORPORATED                                                                        12,050
         16,500      ALPS ELECTRIC COMPANY LIMITED+                                                                         94,488
        121,216      ALTERA CORPORATION                                                                                  2,549,172
         43,799      AMETEK INCORPORATED                                                                                 1,601,291
        146,471      AMKOR TECHNOLOGY INCORPORATED+<<                                                                      812,914
         70,694      AMPHENOL CORPORATION CLASS A                                                                        2,912,593
        119,800      ANALOG DEVICES INCORPORATED                                                                         3,592,802
          9,000      ANRITSU CORPORATION                                                                                    31,444
         23,206      ARCELIK AS                                                                                             76,690
         56,162      ARM HOLDINGS PLC                                                                                      142,931
        131,748      ARRIS GROUP INCORPORATED+                                                                           1,316,163
         14,239      ASIA OPTICAL COMPANY INCORPORATED                                                                      23,496
        395,800      ASIAN INSULATORS PCL                                                                                   43,336
          1,848      ASM INTERNATIONAL NV+                                                                                  41,859
         14,000      ASM PACIFIC TECHNOLOGY                                                                                114,438
        443,202      ASUSTEK COMPUTER INCORPORATED                                                                         880,096
         65,652      ATHEROS COMMUNICATIONS INCORPORATED+                                                                1,869,112
         33,476      ATMI INCORPORATED+                                                                                    520,552
        823,319      AU OPTRONICS CORPORATION+                                                                             846,883
          1,400      AXELL CORPORATION                                                                                      49,722
             82      BANG & OLUFSEN AS                                                                                       1,224
             99      BARCO NV                                                                                                4,174
         82,605      BENCHMARK ELECTRONICS INCORPORATED+                                                                 1,489,368
          1,435      BF UTILITIES LIMITED+                                                                                  38,711
         17,184      BHARAT HEAVY ELECTRICAL LIMITED                                                                       828,907
         50,500      BROADCOM CORPORATION CLASS A+                                                                       1,474,600
         20,300      BROTHER INDUSTRIES LIMITED                                                                            222,163
         64,000      BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                           52,851
        243,600      CALCOMP ELECTRONICS PCL THB                                                                            21,396
          2,400      CANON ELECTRONICS INCORPORATED                                                                         50,976
         94,500      CANON INCORPORATED                                                                                  3,640,502
              7      CANON INCORPORATED ADR                                                                                    268
          5,100      CAPCOM COMPANY LIMITED                                                                                 82,129
          7,738      CELESTICA INCORPORATED+                                                                                63,374
         27,519      CERADYNE INCORPORATED+                                                                                465,346
         36,990      CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                         70,826
              8      CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                            153
         27,173      CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                           55,563
        702,844      CHI MEI OPTOELECTRONICS CORPORATION                                                                   452,123
          1,900      CHIYODA INTEGRE COMPANY LIMITED                                                                        19,497
          4,245      CHLORIDE GROUP                                                                                         11,774
        772,000      CHUNGHWA PICTURE TUBES LIMITED                                                                        102,681
          5,437      CIA ENERGETICA DE MINAS GERAIS                                                                         75,880
         96,880      CIENA CORPORATION+<<                                                                                1,177,092
        673,149      CISCO SYSTEMS INCORPORATED+                                                                        15,751,687
          8,000      CLARION COMPANY LIMITED                                                                                 7,126
         40,025      COMPAL COMMUNICATIONS INCORPORATED                                                                     57,589
         30,141      COMTECH TELECOMMUNICATIONS CORPORATION+                                                               866,252
          2,000      CORONA CORPORATION                                                                                     26,608
         38,222      CREE INCORPORATED+<<                                                                                1,828,158
          9,097      CSR PLC+                                                                                               60,745
         31,483      CYMER INCORPORATED+                                                                                 1,052,792
         23,000      DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                         81,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          6,000      DAISHINKU CORPORATION                                                                          $       15,132
         10,395      DARFON ELECTRONICS CORPORATION                                                                         16,152
         22,600      DELTA ELECTRONICS (THAILAND) PCL                                                                       12,032
         18,733      DIONEX CORPORATION+                                                                                 1,313,371
         21,291      DOLBY LABORATORIES INCORPORATED CLASS A+                                                              952,134
            525      EDF ENERGIES NOUVELLES SA                                                                              27,331
          9,700      EDION CORPORATION                                                                                      79,000
          9,632      EDP RENOVAVEIS SA+                                                                                     94,631
          1,900      EIZO NANAO CORPORATION                                                                                 44,950
         11,343      ELECTROCOMPONENTS PLC                                                                                  30,827
          9,621      ELECTROLUX AB CLASS B                                                                                 235,434
         43,672      ELITEGROUP COMPUTER SYSTEMS                                                                            17,372
         28,672      ENERGIZER HOLDINGS INCORPORATED+                                                                    1,615,380
         62,210      EPISTAR CORPORATION                                                                                   201,059
         41,210      EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                 127,553
          1,640      EVERTZ TECHNOLOGIES LIMITED                                                                            19,346
            552      EVS BROADCAST EQUIPMENT SA                                                                             37,962
        155,903      FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                 1,262,814
         15,800      FANUC LIMITED                                                                                       1,305,090
         22,410      FARADAY TECHNOLOGY CORPORATION                                                                         38,860
          5,409      FIRST SOLAR INCORPORATED+<<                                                                           644,266
          8,505      FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                             3,533
          2,400      FOSTER ELECTRIC COMPANY LIMITED                                                                        63,443
        173,000      FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                               149,337
         28,000      FUJIKURA LIMITED                                                                                      131,189
          2,100      FUNAI ELECTRIC COMPANY LIMITED                                                                        116,370
         56,000      FURUKAWA ELECTRIC COMPANY LIMITED                                                                     207,311
          3,800      FUTABA CORPORATION CHIBA                                                                               62,381
          7,822      GAMESA CORPORATION TECNOLOGICA SA                                                                     149,163
        901,507      GENERAL ELECTRIC COMPANY                                                                           14,442,142
         59,188      GENTEX CORPORATION                                                                                    983,705
          4,386      GLOBAL UNICHIP CORPORATION                                                                             21,263
          5,463      GN STORE NORD                                                                                          30,092
        151,638      GRAFTECH INTERNATIONAL LIMITED+                                                                     2,230,595
         56,928      GREATEK ELECTRONIC INCORPORATED                                                                        54,843
         32,000      GS YUASA CORPORATION                                                                                  225,081
          6,100      HAMAMATSU PHOTONICS                                                                                   140,150
        194,800      HANA MICROELECTRONICS PCL                                                                             113,675
        386,962      HANNSTAR DISPLAY CORPORATION                                                                           80,209
          7,336      HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                          46,070
          1,100      HI-LEX CORPORATION                                                                                      9,621
          2,700      HIROSE ELECTRIC COMPANY LIMITED                                                                       285,493
         28,000      HITACHI CABLE LIMITED                                                                                  69,320
        276,000      HITACHI LIMITED                                                                                       747,154
        765,335      HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                          3,234,580
          4,000      HORIBA LIMITED                                                                                         89,403
          6,500      HOSIDEN CORPORATION                                                                                    69,331
         35,700      HOYA CORPORATION                                                                                      910,672
            300      HUBER & SUHNER AG                                                                                      10,304
              1      HUSQVARNA AB SER A NPV+                                                                                     5
         45,777      HYNIX SEMICONDUCTOR INCORPORATED+                                                                     726,338
         11,600      IBIDEN COMPANY LIMITED                                                                                391,856
          1,100      IDEC CORPORATION                                                                                        6,834
            510      INDESIT COMPANY SPA+                                                                                    5,743
         42,986      INFINEON TECHNOLOGIES AG+                                                                             205,901
        333,873      INNOLUX DISPLAY CORPORATION                                                                           473,123
        151,400      INOTERA MEMORIES INCORPORATED                                                                          90,570
        475,234      INTEL CORPORATION                                                                                   9,124,493
         46,634      INTERDIGITAL INCORPORATED+<<                                                                        1,109,423
         53,318      INTERSIL CORPORATION CLASS A                                                                          688,869
         10,914      INVENTEC APPLIANCES CORPORATION                                                                        10,684
         86,200      JABIL CIRCUIT INCORPORATED                                                                          1,147,322
          3,000      JEOL LIMITED                                                                                           11,488

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          7,000      JUKI CORPORATION                                                                               $        6,398
             51      KABA HOLDING                                                                                           12,069
          3,400      KEYENCE CORPORATION                                                                                   683,225
         27,582      KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                             72,429
          3,700      KOA CORPORATION                                                                                        26,282
         39,355      KONINKLIJKE PHILIPS ELECTRONICS NV                                                                  1,076,389
          3,147      KONTRON AG                                                                                             38,039
         40,370      KSK ENERGY VENTURES LIMITED+                                                                          184,167
          2,324      KUDELSKI SA                                                                                            51,110
         15,400      KYOCERA CORPORATION                                                                                 1,225,729
          9,861      L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                              772,807
          7,493      LAIRD GROUP PLC                                                                                        13,744
          4,615      LEGRAND SA                                                                                            126,778
          8,411      LG ELECTRONICS INCORPORATED                                                                           745,040
         43,463      LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                              2,233,129
         85,182      LINEAR TECHNOLOGY CORPORATION                                                                       2,297,359
          6,724      LOGITECH INTERNATIONAL SA+                                                                            110,990
          3,353      LS CABLE LIMITED                                                                                      283,165
        281,406      LSI LOGIC CORPORATION+                                                                              1,488,638
          2,800      MABUCHI MOTOR COMPANY LIMITED                                                                         137,344
        338,191      MACRONIX INTERNATIONAL                                                                                165,528
          8,700      MALAYSIAN PACIFIC INDUSTRIES                                                                           13,823
        170,110      MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                      2,186,398
        112,100      MEDIATEK INCORPORATED                                                                               1,766,203
            900      MEGACHIPS CORPORATION                                                                                  12,911
            187      MELEXIS NV                                                                                              1,839
         92,779      MEMC ELECTRONIC MATERIALS INCORPORATED+                                                             1,117,059
        112,219      MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                               68,701
         79,300      MICROCHIP TECHNOLOGY INCORPORATED                                                                   2,081,625
          1,369      MICRONAS SEMICONDUCTOR HOLDING+                                                                         4,498
            600      MICRONICS JAPAN COMPANY LIMITED                                                                         8,781
         86,515      MICROSEMI CORPORATION+                                                                              1,317,623
            600      MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                           7,392
         31,000      MINEBEA COMPANY LIMITED                                                                               154,928
          7,000      MITSUMI ELECTRIC COMPANY LIMITED                                                                      109,000
         28,238      MOLEX INCORPORATED                                                                                    524,944
         30,808      MOLEX INCORPORATED CLASS A                                                                            505,251
         40,952      MOOG INCORPORATED CLASS A+                                                                          1,081,542
         27,675      MOSEL VITELIC INCORPORATED                                                                             14,277
        181,200      MOTOROLA INCORPORATED                                                                               1,451,412
         17,800      MURATA MANUFACTURING COMPANY LIMITED                                                                  846,344
         25,435      NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                               90,503
         63,284      NANYA TECHNOLOGY CORPORATION                                                                           44,249
        161,000      NEC CORPORATION                                                                                       406,039
          1,400      NEC ELECTRONICS CORPORATION+                                                                            8,795
          1,104      NEXANS SA                                                                                              82,629
         24,000      NGK INSULATORS LIMITED                                                                                526,701
          4,405      NICE SYSTEMS LIMITED+                                                                                 135,736
          9,200      NICHICON CORPORATION                                                                                   81,740
          1,000      NIDEC COPAL CORPORATION                                                                                14,438
          7,000      NIDEC COPAL ELECTRONICS CORPORATION                                                                    44,135
          3,000      NIDEC SANKYO CORPORATION                                                                               22,767
          3,200      NIHON DEMPA KOGYO COMPANY LIMITED                                                                      51,162
          9,400      NINTENDO COMPANY LIMITED                                                                            2,306,502
         17,000      NIPPON CHEMI-CON CORPORATION                                                                           49,167
          4,700      NIPPON SIGNAL COMPANY LIMITED                                                                          39,964
          8,000      NISSIN ELECTRIC COMPANY LIMITED                                                                        40,074
          1,300      NITTO KOGYO CORPORATION                                                                                13,280
          1,131      NKT HOLDING AS                                                                                         64,125
          1,317      NORDDEUTSCHE AFFINERIE AG                                                                              57,349
          6,700      NORITZ CORPORATION+                                                                                    81,541
         90,107      NTPC LIMITED                                                                                          406,416
            102      NTT DATA CORPORATION                                                                                  288,984

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        224,956      NVIDIA CORPORATION+                                                                            $    2,937,925
            111      OC OERLIKON CORPORATION AG+                                                                             6,050
          3,572      OCE NV                                                                                                 46,073
         63,138      OMNIVISION TECHNOLOGIES INCORPORATED+                                                                 881,406
         17,604      OMRON CORPORATION                                                                                     294,486
          4,500      ONEX CORPORATION                                                                                       99,261
         14,000      OPENWAVE SYSTEMS INCORPORATED+                                                                         33,040
          2,730      OPTEX COMPANY LIMITED                                                                                  26,087
         56,886      PAN-INTERNATIONAL INDUSTRIAL                                                                           91,748
             11      PHOENIX MECANO AG+                                                                                      4,161
         17,200      PIONEER CORPORATION                                                                                    46,363
         41,733      PLEXUS CORPORATION+                                                                                 1,133,468
        282,566      PMC-SIERRA INCORPORATED+                                                                            2,240,748
         64,287      POWERTECH TECHNOLOGY INCORPORATED                                                                     180,999
         18,366      PREMIER FARNELL PLC                                                                                    46,318
          8,268      PV CRYSTALOX SOLAR PLC                                                                                  8,603
         51,200      QLOGIC CORPORATION+                                                                                   918,528
        191,497      QUALCOMM INCORPORATED                                                                               8,617,365
        327,767      QUANTA COMPUTER INCORPORATED                                                                          662,073
        112,562      RAMBUS INCORPORATED+<<                                                                              2,005,855
         49,489      REALTEK SEMICONDUCTOR CORPORATION                                                                     137,799
         38,386      REGAL-BELOIT CORPORATION                                                                            1,821,800
         29,316      RELIANCE POWER LIMITED+                                                                                89,999
         19,656      RESEARCH IN MOTION LIMITED+                                                                         1,135,519
         10,996      REUNERT LIMITED                                                                                        81,375
        625,000      REXCAPITAL FINANCIAL HOLDINGS LIMITED                                                                  55,645
          2,527      REXEL SA                                                                                               33,888
        306,414      RF MICRO DEVICES INCORPORATED+<<                                                                    1,323,708
         14,445      RICHTEK TECHNOLOGY CORPORATION                                                                        135,115
         65,305      ROCKWELL COLLINS INCORPORATED                                                                       3,491,205
          7,900      ROHM COMPANY LIMITED                                                                                  519,112
            800      ROLAND CORPORATION                                                                                      7,450
          4,110      ROTORK PLC                                                                                             74,713
          4,200      RYOSAN COMPANY LIMITED                                                                                102,279
          1,319      SAMSUNG DIGITAL IMAGING COMPANY LIMITED+                                                               47,768
          5,940      SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                             475,077
         13,203      SAMSUNG ELECTRONICS COMPANY LIMITED                                                                 8,175,232
          3,780      SAMSUNG SDI COMPANY LIMITED                                                                           411,223
          4,126      SAMSUNG TECHWIN COMPANY LIMITED+                                                                      334,608
          7,000      SANKEN ELECTRIC COMPANY LIMITED                                                                        19,354
          6,000      SANYO DENKI COMPANY LIMITED                                                                            21,032
          1,103      SEB SA                                                                                                 63,350
         18,100      SECOM COMPANY LIMITED                                                                                 845,951
      1,637,000      SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                101,388
         86,000      SHARP CORPORATION                                                                                     982,971
          2,728      SHAWCOR LIMITED CLASS A                                                                                71,883
          9,000      SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                      22,906
          2,200      SHINKAWA LIMITED                                                                                       30,618
          6,300      SHINKO ELECTRIC INDUSTRIES+                                                                            88,699
         10,000      SHOWA ELECTRIC WIRE                                                                                     8,098
         25,872      SILICON INTEGRATED SYSTEMS CORPORATION+                                                                19,135
         47,589      SILICON LABORATORIES INCORPORATED+                                                                  2,009,683
        326,471      SILICONWARE PRECISION INDUSTRIES COMPANY                                                              430,168
         15,361      SMITHS GROUP PLC                                                                                      241,079
         11,000      SMK CORPORATION                                                                                        59,556
          3,034      SOITEC+                                                                                                41,917
         74,211      SOLERA HOLDINGS INCORPORATED                                                                        2,594,417
         81,894      SONY CORPORATION                                                                                    2,202,725
          5,597      SPECTRIS PLC                                                                                           61,139
         14,000      STANLEY ELECTRIC COMPANY LIMITED                                                                      277,279
          2,000      STAR MICRONICS COMPANY LIMITED                                                                         14,391
         40,276      STERLITE INDUSTRIES INDIA LIMITED                                                                     742,398
         26,095      STMICROELECTRONICS NV                                                                                 210,413

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          1,500      SUMIDA ELECTRIC CORPORATION                                                                    $        9,822
         61,800      SUMITOMO ELECTRIC INDUSTRIES LIMITED+                                                                 730,676
         38,140      SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                     35,557
         22,711      SUNPOWER CORPORATION+<<                                                                               469,436
         17,451      SUNPOWER CORPORATION CLASS B+                                                                         311,849
         36,428      SYNAPTICS INCORPORATED+                                                                               981,370
          1,369      TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                   19,073
      2,365,299      TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                  4,491,120
         11,000      TAIYO YUDEN COMPANY LIMITED                                                                           112,876
         16,000      TAMURA CORPORATION                                                                                     42,203
          4,600      TANBERG ASA                                                                                           130,738
         12,055      TATA POWER COMPANY LIMITED                                                                            351,063
        441,000      TATUNG COMPANY LIMITED+                                                                               103,470
         61,800      TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                            58,530
        130,000      TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                              51,913
          2,000      TEIKOKY TSUSHIN KOGYO COMPANY                                                                           4,373
         42,510      TELEFLEX INCORPORATED                                                                               2,214,346
        158,764      TELLABS INCORPORATED+                                                                                 890,666
        179,950      TENAGA NASIONAL BHD                                                                                   446,626
         52,880      TESSERA TECHNOLOGIES INCORPORATED+                                                                  1,251,670
         21,809      THOMAS & BETTS CORPORATION+                                                                           796,029
          8,586      THOMSON                                                                                                14,117
          1,000      TOA CORPORATION                                                                                         5,761
         14,000      TOKO INCORPORATED                                                                                      14,901
         14,700      TOKYO ELECTRON LIMITED                                                                                802,684
         29,000      TOKYO ROPE MANUFACTURING                                                                               70,118
         21,042      TORRENT POWER LIMITED                                                                                 145,347
        344,000      TOSHIBA CORPORATION                                                                                 1,822,675
         19,000      TOSHIBA TEC CORPORATION                                                                                66,601
          1,300      TOYO TANSO COMPANY LIMITED                                                                             60,007
         36,130      TRANSCEND INFORMATION INCORPORATED                                                                    113,402
         48,407      TRIPOD TECHNOLOGY CORPORATION                                                                         128,468
          4,000      TRULY INTERNATIONAL                                                                                     3,654
         38,716      TYCO ELECTRONICS LIMITED                                                                              898,598
          3,231      ULTRA ELECTRONICS HOLDINGS+                                                                            65,963
          3,800      ULVAC INCORPORATED                                                                                     83,526
      1,373,301      UNITED MICROELECTRONICS CORPORATION                                                                   674,296
         43,511      UNIVERSAL SCIENTIFIC                                                                                   27,246
         77,226      VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                             2,249,593
         20,000      VENTURE CORPORATION LIMITED                                                                           118,353
          8,591      VESTAS WIND SYSTEMS AS+                                                                               603,224
         44,971      VIA TECHNOLOGIES INCORPORATED+                                                                         22,291
        218,190      VISHAY INTERTECHNOLOGY INCORPORATED+                                                                1,581,878
             35      WACOM COMPANY LIMITED                                                                                  74,422
        336,000      WALSIN LIHWA CORPORATION                                                                              114,335
         28,000      WASION GROUP HOLDINGS LIMITED                                                                          23,917
         16,000      WBL CORPORATION LIMITED                                                                                55,491
        137,382      WESTAR ENERGY INCORPORATED                                                                          2,828,695
         32,000      WHIRLPOOL CORPORATION<<                                                                             2,373,120
        222,000      WINDBOND ELECTRONICS CORPORATION+                                                                      45,050
         77,000      WINTEK CORPORATION                                                                                     49,532
         40,000      YA HSIN INDUSTRIAL COMPANY LIMITED+                                                                         0
        232,000      YAGEO CORPORATION                                                                                      66,329
          5,000      YAMAICHI ELECTRONICS COMPANY LIMITED                                                                    8,619
         20,000      YASKAWA ELECTRIC CORPORATION                                                                          149,699
         18,900      YOKOGAWA ELECTRIC CORPORATION                                                                         134,469
          3,200      YOKOWO COMPANY LIMITED                                                                                 18,325
         11,883      YOUNG FAST OPTOELECTRONICS COMPANY LIMITED                                                            141,064

                                                                                                                       208,938,378
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
ENERGY: 0.00%
            12       JAPAN WIND DEVELOPMENT COMPANY LIMITED                                                         $       34,845
                                                                                                                    --------------

ENGINEERING CONSTRUCTION: 0.01%
          7,775      AKER KVAERNER ASA                                                                                      96,583
         47,000      CTCI CORPORATION                                                                                       43,817
          7,000      NIPPON KOEI COMPANY LIMITED                                                                            24,294
         10,000      PEACE MARK HOLDINGS LIMITED                                                                                 0

                                                                                                                           164,694
                                                                                                                    --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.15%
         94,691      ABB LIMITED                                                                                         1,734,595
         66,637      ACCENTURE LIMITED CLASS A                                                                           2,734,782
             32      ACCESS COMPANY LIMITED+                                                                                67,191
          8,290      ACERGY SA                                                                                             122,043
         39,544      AECOM TECHNOLOGY CORPORATION+                                                                       1,004,418
         53,200      AIRPORTS OF THAILAND PCL                                                                               59,609
         58,211      AMYLIN PHARMACEUTICALS INCORPORATED+                                                                  830,089
          9,159      AUSENCO LIMITED                                                                                        35,652
          3,453      CARDNO LIMITED                                                                                         14,010
         53,529      CELGENE CORPORATION+                                                                                2,968,183
         30,838      CEPHALON INCORPORATED+                                                                              1,694,548
         16,000      CHIYODA CORPORATION                                                                                   122,906
          3,900      CHUDENKO CORPORATION                                                                                   55,224
         12,300      COMSYS HOLDINGS CORPORATION                                                                           119,813
         24,642      CORE LABORATORIES NV<<                                                                              2,618,213
         26,393      DOWNER EDI LIMITED                                                                                    206,199
         20,860      FLUOR CORPORATION                                                                                     886,133
          7,058      GEA GROUP AG+                                                                                         148,795
         53,527      GEN-PROBE INCORPORATED+                                                                             2,231,541
          9,321      GROUPE AEROPLAN INCORPORATED                                                                           83,370
         22,478      HCL TECHNOLOGIES LIMITED                                                                              162,901
         35,485      HEWITT ASSOCIATES INCORPORATED+                                                                     1,425,787
          2,000      HIBIYA ENGINEERING LIMITED                                                                             18,626
         19,205      IHS INCORPORATED+                                                                                     965,627
          3,539      IMTECH NV                                                                                              90,976
        123,413      INCYTE CORPORATION+                                                                                 1,028,030
          9,000      INTEGRATED DISTRIBUTION SERVICES GROUP LIMITED                                                         14,121
         98,735      ISIS PHARMACEUTICALS INCORPORATED+<<                                                                1,057,452
         51,181      JACOBS ENGINEERING GROUP INCORPORATED+                                                              1,790,823
         89,309      JAIPRAKASH ASSOCIATES LIMITED+                                                                        434,497
          7,800      JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                 99,981
         20,000      JGC CORPORATION                                                                                       374,132
         15,000      KANDENKO COMPANY LIMITED                                                                              101,863
         12,000      KINDEN CORPORATION                                                                                    107,728
          2,000      KYUDENKO CORPORATION                                                                                   11,893
         17,774      LARSEN & TOUBRO LIMITED                                                                               616,960
          6,921      LINDE AG                                                                                              850,916
         50,200      MALAYSIA AIRPORTS HOLDINGS BHD                                                                         55,342
          8,385      MONADELPHOUS GROUP LIMITED                                                                             99,147
         77,910      MOODY'S CORPORATION<<                                                                               1,809,849
         39,649      MYRIAD GENETICS INCORPORATED+                                                                         916,685
         10,448      NAGARJUNA CONSTRUCTION COMPANY                                                                         35,422
          2,000      NAVIGANT CONSULTING INCORPORATED+                                                                      26,500
          1,000      NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                                          12,344
          1,000      OYO CORPORATION                                                                                         8,653
            152      POL-AQUA SA+                                                                                              993
        244,400      POWER LINE ENGINEERING PCL                                                                             10,072
            835      POYRY OYJ                                                                                              13,416
         22,537      PUNJ LLOYD LIMITED                                                                                     96,321
         31,275      QINETIQ PLC                                                                                            80,829
         17,721      QUEST DIAGNOSTICS INCORPORATED                                                                      1,026,755

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
         66,835      REGENERON PHARMACEUTICAL INCORPORATED+                                                         $    1,226,422
          3,020      SAMSUNG ENGINEERING COMPANY LIMITED                                                                   281,794
          2,000      SANKI ENGINEERING COMPANY LIMITED                                                                      14,553
         70,000      SEMBCORP INDUSTRIES LIMITED                                                                           187,139
          4,000      SHINKO PLANTECH COMPANY LIMITED                                                                        40,583
        117,000      SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                            256,149
          5,744      SINTEX INDUSTRIES LIMITED                                                                              30,656
          6,000      SNC-LAVALIN GROUP INCORPORATED                                                                        279,136
        391,200      SOLARTRON PCL                                                                                          12,944
          1,835      STANTEC INCORPORATED+                                                                                  46,510
          2,800      TAIKISHA+                                                                                              40,814
         10,000      TAKASAGO THERMAL ENGINEERING COMPANY                                                                   85,609
         64,533      TETRA TECH INCORPORATED+                                                                            1,699,799
        172,779      THE LINK REIT                                                                                         435,177
         20,000      TOYO ENGINEERING CORPORATION                                                                           61,546
         28,485      TRANSFIELD SERVICES LIMITED                                                                           102,531
         10,268      VOLTAS LIMITED                                                                                         38,388
         45,071      WATSON WYATT & COMPANY HOLDINGS                                                                     1,863,235
         16,400      WCT ENGINEERING BHD                                                                                    11,795

                                                                                                                        37,796,735
                                                                                                                    --------------

ENTERTAINMENT PRODUCTION: 0.05%
         57,857      DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                      1,622,310
                                                                                                                    --------------

ENVIRONMENTAL CONTROL: 0.00%
         28,200      CHINA METAL RECYCLING HOLDINGS LIMITED+                                                                29,837
                                                                                                                    --------------

EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE: 0.00%
         27,000      NIPPON SUISAN KAISHA LIMITED                                                                           76,839
                                                                                                                    --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.63%
         25,072      ALFA SA DE CV                                                                                         158,987
         13,364      ALLIANT TECHSYSTEMS INCORPORATED+                                                                   1,145,562
         96,470      AMCOR LIMITED                                                                                         522,189
         67,383      APTARGROUP INCORPORATED                                                                             2,433,874
         13,000      ASSA ABLOY AB CLASS B                                                                                 238,871
        144,896      BLUESCOPE STEEL LIMITED                                                                               359,645
            424      CCL INDUSTRIES INCORPORATED                                                                            11,128
        142,498      COMMERCIAL METALS COMPANY                                                                           2,265,718
         64,370      CRANE COMPANY                                                                                       1,799,142
         66,010      CROWN HOLDINGS INCORPORATED+                                                                        1,661,472
         46,763      ECM LIBRA BERHAD MYR1+                                                                                      0
         65,400      FORTUNE BRANDS INCORPORATED                                                                         2,512,014
          1,500      FP CORPORATION                                                                                         77,221
          1,100      FUJI SEAL INTERNATIONAL INCORPORATED                                                                   24,777
            156      HOGANAS AB                                                                                              3,239
          4,400      HUHTAMAKI OYJ                                                                                          59,131
         75,245      JINDAL STEEL & POWER LIMITED                                                                        1,113,348
          1,237      MERCATOR MINERALS LIMITED+                                                                              2,907
        144,398      MUELLER WATER PRODUCTS INCORPORATED                                                                   727,766
         26,936      NAMPAK LIMITED                                                                                         58,237
         39,000      NSK LIMITED                                                                                           240,930
         47,571      QUANEX BUILDING PRODUCTS CORPORATION                                                                  771,126
          4,052      RAUTARUUKKI OYJ                                                                                        84,328
         34,417      SHAW GROUP INCORPORATED+                                                                              981,917
         13,900      SKF AB CLASS B                                                                                        230,286
         61,078      SNAP-ON INCORPORATED                                                                                2,207,970
          6,851      SSAB SVENSKT STAL AB CLASS A                                                                          110,260
          4,150      SSAB SVENSKT STAL AB CLASS B                                                                           60,599
         54,500      TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                   8,098
          8,760      VALMONT INDUSTRIES INCORPORATED                                                                       671,366

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
          4,703      VOESTALPINE AG                                                                                 $      166,941

                                                                                                                        20,709,049
                                                                                                                    --------------

FINANCE & FINANCIAL SERVICES: 0.09%
        226,590      JANUS CAPITAL GROUP INCORPORATED                                                                    2,966,063
          4,039      NORTHERN ROCK PLC+                                                                                      5,980

                                                                                                                         2,972,043
                                                                                                                    --------------

FINANCIAL SERVICES: 0.21%
         18,700      BANGKOK BANK PCL                                                                                       63,280
         61,239      BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                         1,346,033
        252,500      BUMIPUTRA COMMERCE HOLDINGS BHD                                                                       940,781
         84,771      ING GROEP NV                                                                                          789,695
         40,891      KB FINANCIAL GROUP INCORPORATED                                                                     2,039,602
         47,209      SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                             1,849,317

                                                                                                                         7,028,708
                                                                                                                    --------------

FISHING, HUNTING & TRAPPING: 0.00%
         43,000      MARUHA NICHIRO HOLDINGS INCORPORATED                                                                   62,679
                                                                                                                    --------------

FOOD: 0.01%
          4,600      MEGMILK SNOW BRAND COMPANY LIMITED+                                                                    82,219
         54,000      WEI CHUAN FOOD CORPORATION+                                                                            76,019

                                                                                                                           158,238
                                                                                                                    --------------

FOOD & KINDRED PRODUCTS: 2.58%
         56,000      AJINOMOTO COMPANY INCORPORATED                                                                        525,405
         31,963      ALICORP SA                                                                                             26,294
          6,960      ANHEUSER-BUSCH INBEV NV+                                                                                   52
            900      ARIAKE JAPAN COMPANY LIMITED                                                                           14,785
          1,015      ARYZTA AG                                                                                              38,330
         37,000      ASAHI BREWERIES LIMITED                                                                               657,473
          5,000      ASIA PACIFIC BREWERIES LIMITED                                                                         43,497
         14,245      ASSOCIATED BRITISH FOODS PLC                                                                          188,764
            450      AXFOOD AB+                                                                                             13,749
             66      BARRY CALLEBAUT AG                                                                                     43,137
         32,227      BIDVEST GROUP LIMITED                                                                                 521,687
          3,648      BIM BIRLESIK MAGAZALAR AS                                                                             143,237
          8,634      BIOCON LIMITED                                                                                         48,288
         58,753      BUNGE LIMITED                                                                                       3,636,811
         55,804      CADBURY PLC                                                                                           739,933
          4,100      CARLSBERG AS                                                                                          293,882
          9,100      CARLSBERG BREWERY MALAYSIA BERHAD                                                                      11,829
         53,080      CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                          1,479,870
         83,000      CHINA YURUN FOOD GROUP LIMITED                                                                        203,483
         11,518      CIA CERVECERIAS UNIDAS SA                                                                              84,032
          4,811      CIA DE BEBIDAS DAS AMERICAS                                                                           391,868
          1,236      CJ CHEILJEDANG CORPORATION                                                                            233,318
          1,178      CJ CORPORATION                                                                                         52,984
         40,611      COCA-COLA AMATIL LIMITED                                                                              394,274
          1,000      COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                                13,466
        181,733      COCA-COLA COMPANY                                                                                  10,395,128
         27,500      COCA-COLA ENTERPRISES INCORPORATED                                                                    540,375
          6,785      COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                150,171
          6,400      COCA-COLA WEST JAPAN COMPANY LIMITED                                                                  118,464
         20,000      COFCO INTERNATIONAL LIMITED                                                                            16,516
         73,150      COMPASS GROUP PLC                                                                                     518,421
         37,814      CONAGRA FOODS INCORPORATED                                                                            839,093

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
FOOD & KINDRED PRODUCTS (continued)
         86,048      CONSTELLATION BRANDS INCORPORATED CLASS A+                                                     $    1,472,281
          3,088      CSM                                                                                                    81,080
          6,886      DAIRY CREST GROUP PLC                                                                                  42,435
          7,078      DAVID CAMPARI-MILANO SPA                                                                               74,555
        252,819      DEL MONTE FOODS COMPANY                                                                             2,652,071
        101,968      DIAGEO PLC                                                                                          1,719,412
            400      DYDO DRINCO INCORPORATED                                                                               13,142
            250      EAST ASIATIC COMPANY LIMITED A/S                                                                        9,433
          3,868      EBRO PULEVA SA                                                                                         78,126
         11,000      EZAKI GLICO COMPANY LIMITED                                                                           127,638
          5,500      FRASER & NEAVE HOLDINGS                                                                                18,060
         16,692      FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                        17,390
          6,700      FUJI OIL COMPANY LIMITED                                                                              113,010
          1,000      FUJICCO COMPANY LIMITED                                                                                12,078
          1,600      GENMAB A/S+                                                                                            24,454
         14,398      GLENMARK PHARMACEUTICALS LIMITED                                                                       71,502
         86,359      GOODMAN FIELDER LIMITED                                                                               121,017
         10,307      GREENE KING PLC                                                                                        68,045
          1,680      GREGGS PLC                                                                                             11,962
         24,977      GROUPE DANONE                                                                                       1,493,044
         62,600      GRUPO BIMBO SAB DE CV                                                                                 405,191
         29,700      GRUPO MODELO SA DE CV                                                                                 155,720
          8,900      GUINNESS ANCHOR BHD                                                                                    19,361
         29,698      HANSEN NATURAL CORPORATION+                                                                         1,038,539
          4,007      HEINEKEN HOLDING NV                                                                                   165,129
          9,690      HEINEKEN NV                                                                                           455,707
        139,925      HINDUSTAN UNILEVER LIMITED                                                                            857,930
            329      HITE HOLDINGS COMPANY LIMITED                                                                           7,562
          7,300      HOUSE FOODS CORPORATION                                                                               115,699
         28,187      INBEV NA                                                                                            1,406,857
        458,924      INDOFOOD SUKSES MAKMUR TBK PT                                                                         149,253
         19,000      ITOHAM FOODS INCORPORATED                                                                              71,437
          5,000      J-OIL MILLS INCORPORATED                                                                               16,196
         10,195      JERONIMO MARTINS                                                                                       99,963
        521,200      JG SUMMIT HOLDINGS                                                                                     68,441
          6,700      KAGOME COMPANY LIMITED                                                                                130,683
          5,271      KERRY GROUP PLC                                                                                       156,252
         21,200      KHON KAEN SUGAR INDUSTRY PCL                                                                            8,290
         16,000      KIKKOMAN CORPORATION                                                                                  186,025
         78,000      KIRIN BREWERY COMPANY LIMITED                                                                       1,274,132
          1,159      KONINKLIJKE WESSANEN NV                                                                                 7,048
          3,100      KOSE CORPORATION                                                                                       67,422
        114,720      KRAFT FOODS INCORPORATED CLASS A                                                                    3,049,258
         16,900      KULIM (MALAYSIA) BERHAD                                                                                36,615
         21,664      LANCASTER COLONY CORPORATION                                                                        1,033,806
              7      LINDT & SPRUENGLI AG                                                                                  194,470
             41      LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE)                                                       94,209
             93      LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                65,983
            117      LOTTE CONFECTIONERY COMPANY LIMITED                                                                   125,472
        116,200      MARINE HARVEST+                                                                                        87,017
          7,875      MARSTON'S PLC+                                                                                         10,785
          5,000      MARUDAI FOOD COMPANY LIMITED                                                                           16,890
            600      MEITO SANGYO COMPANY LIMITED                                                                            8,538
         60,682      METCASH LIMITED                                                                                       260,108
          1,300      MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                              10,768
          4,000      MITSUI SUGAR COMPANY LIMITED                                                                           13,882
         36,000      MORINAGA & COMPANY LIMITED                                                                             81,629
         21,000      MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                 96,205
          3,834      NESTLE INDIA LIMITED                                                                                  209,141
          4,000      NESTLE MALAYSIA BHD                                                                                    38,367
        149,251      NESTLE SA                                                                                           7,055,043
             15      NESTLE SA ADR                                                                                             711
         29,000      NICHIREI CORPORATION                                                                                  108,364

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
FOOD & KINDRED PRODUCTS (continued)
         15,667      NICHOLAS PIRAMAL INDIA LIMITED                                                                 $      133,682
          6,000      NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                        15,271
         17,000      NIPPON FLOUR MILLS COMPANY LIMITED                                                                     92,041
         17,000      NIPPON MEAT PACKERS INCORPORATED                                                                      210,435
         17,500      NISSHIN SEIFUN GROUP INCORPORATED                                                                     236,870
          8,200      NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                  300,717
         24,790      NORTHERN FOODS PLC                                                                                     26,284
          1,459      NUTRECO HOLDING NV                                                                                     75,231
          2,824      OPG GROEP NV                                                                                           46,008
            260      ORION CORPORATION                                                                                      61,490
          3,453      OSEM INVESTMENT LIMITED                                                                                46,345
         66,751      PARMALAT SPA                                                                                          194,246
         21,000      PEOPLES FOOD HOLDINGS LIMITED                                                                           9,028
         62,536      PEPSI BOTTLING GROUP INCORPORATED                                                                   2,373,241
         26,830      PEPSIAMERICAS INCORPORATED                                                                            794,168
        182,723      PEPSICO INCORPORATED                                                                               11,369,025
          8,119      PERNOD-RICARD                                                                                         692,349
         54,000      PPB GROUP BHD+                                                                                        251,496
         10,100      QP CORPORATION                                                                                        116,494
         23,420      RALCORP HOLDINGS INCORPORATED+                                                                      1,356,486
            470      REMY COINTREAU SA                                                                                      23,642
         11,389      RIDLEY CORPORATION LIMITED                                                                             11,005
            600      RIKEN VITAMIN COMPANY LIMITED                                                                          14,785
         38,100      SAN MIGUEL CORPORATION                                                                                 55,679
          6,827      SAPUTO INCORPORATED                                                                                   189,596
        288,400      SARA LEE CORPORATION                                                                                3,501,176
         54,500      SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                           15,996
         67,476      SMITHFIELD FOODS INCORPORATED+                                                                      1,044,528
          3,072      SUEDZUCKER AG                                                                                          67,116
         11,130      SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                 347,383
         20,000      TAKARA HOLDINGS INCORPORATED+                                                                         113,142
         18,253      TATE & LYLE PLC                                                                                       124,556
        321,027      TESCO PLC                                                                                           2,233,953
        611,000      THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                  105,954
         29,400      THAI UNION FROZEN PRODUCTS PCL                                                                         23,656
         12,000      THE NISSHIN OILLIO GROUP LIMITED                                                                       62,749
         14,575      TIGER BRANDS LIMITED+                                                                                 318,013
        176,000      TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                           436,023
          1,910      TONGAAT-HULETT                                                                                         23,856
         33,331      TREEHOUSE FOODS INCORPORATED+                                                                       1,162,252
        134,107      TYSON FOODS INCORPORATED CLASS A                                                                    1,611,966
          1,300      UNICHARM PETCARE CORPORATION                                                                           47,374
         63,304      UNILEVER NV                                                                                         1,939,581
         53,393      UNILEVER PLC                                                                                        1,567,008
         22,122      UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                                    29,179
          5,468      UNITED BREWERIES LIMITED+                                                                              17,486
        298,300      UNIVERSAL ROBINA CORPORATION                                                                           93,189
         19,102      VINA CONCHA Y TORO SA                                                                                  38,012
         68,000      VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                 45,450
         62,930      WILMAR INTERNATIONAL LIMITED                                                                          286,459
         12,900      YAKULT HONSHA COMPANY LIMITED                                                                         402,192
         15,000      YAMAZAKI BAKING COMPANY LIMITED                                                                       185,157

                                                                                                                        84,598,469
                                                                                                                    --------------

FOOD CHAINS: 0.01%
          7,205      TIM HORTONS INC COMMON STOCK                                                                          212,313
                                                                                                                    --------------

FOOD STORES: 0.45%
         13,200      AJISEN CHINA HOLDINGS LIMITED                                                                          11,752
          5,981      ALIMENTATION COUCHE TARD INCORPORATED                                                                 123,882
         87,000      BISI INTERNATIONAL PT+                                                                                 13,986

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
FOOD STORES (continued)
        277,000      C.P. SEVEN ELEVEN PCL                                                                          $      173,307
         18,000      CAFE DE CORAL HOLDINGS LIMITED                                                                         41,574
         24,553      CARREFOUR SA                                                                                        1,191,376
          1,731      CASINO GUICHARD PERRACHON SA                                                                          148,621
        159,991      CENCOSUD SA                                                                                           487,224
          2,900      CIRCLE K SUNKUS COMPANY LIMITED                                                                        38,213
            572      COLRUYT SA                                                                                            145,367
          1,299      EMPIRE COMPANY LIMITED                                                                                 54,771
          2,300      GEORGE WESTON LIMITED                                                                                 134,570
            109      GUYENNE ET GASCOGNE SA                                                                                  9,984
         52,741      J SAINSBURY PLC                                                                                       279,294
         30,600      JOLLIBEE FOODS CORPORATION                                                                             35,321
          2,100      KAPPA CREATE COMPANY LIMITED                                                                           46,451
          2,100      KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                 37,899
            600      KESKO OYJ A SHARES                                                                                     21,442
          5,400      KFC HOLDINGS MALAYSIA BHD                                                                              11,859
         42,818      KONINKLIJKE AHOLD NV                                                                                  577,293
          5,200      LAWSON INCORPORATED                                                                                   257,473
          4,700      LOBLAW COS LIMITED                                                                                    147,315
            392      LUMINAR GROUP HOLDINGS PLC+                                                                               435
          5,300      MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                           113,431
          4,376      METRO AG                                                                                              274,987
            500      MINISTOP COMPANY LIMITED                                                                                6,461
          4,500      MOS FOOD SERVICES INCORPORATED                                                                         75,538
          2,300      NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                         29,801
         31,848      PANERA BREAD COMPANY+                                                                               2,005,150
          2,000      PLENUS COMPANY LIMITED                                                                                 26,955
         61,032      PRESIDENT CHAIN STORE CORPORATION+                                                                    143,196
            290      RALLYE SA+                                                                                             10,281
         12,307      RIPLEY CORPORATION SA                                                                                   9,595
          1,300      ROYAL HOLDINGS COMPANY LIMITED                                                                         14,678
         57,000      RUENTEX DEVELOPMENT COMPANY LIMITED                                                                    67,311
         35,216      SAFEWAY INCORPORATED                                                                                  792,360
          2,000      SAIZERIYA COMPANY LIMITED                                                                              33,850
         68,880      SEVEN & I HOLDINGS COMPANY LIMITED                                                                  1,540,317
         30,790      SHOPRITE HOLDINGS LIMITED                                                                             257,630
            470      SLIGRO FOOD GROUP NV+                                                                                  15,053
            300      ST. MARC HOLDINGS COMPANY LIMITED                                                                       9,405
         84,570      STARBUCKS CORPORATION+                                                                              1,852,083
          3,877      TATA TEA LIMITED                                                                                       75,165
          8,000      TOYO SUISAN KAISHA LIMITED+                                                                           217,955
          3,900      WATAMI FOOD SERVICE COMPANY+                                                                           77,513
          2,154      WETHERSPOON (J.D.) PLC                                                                                 16,456
         91,313      WILLIAM MORRISON SUPERMARKETS PLC                                                                     413,553
        101,485      WOOLWORTHS LIMITED                                                                                  2,607,251
             37      YOSHINOYA D&C COMPANY LIMITED                                                                          43,446
          7,800      ZENSHO COMPANY LIMITED                                                                                 56,037

                                                                                                                        14,774,867
                                                                                                                    --------------

FOOD-PROCESSING: 0.00%
          1,451      MAPLE LEAF FOODS INCORPORATED                                                                          15,701
                                                                                                                    --------------

FOOTWEAR: 0.04%
         13,946      DECKERS OUTDOOR CORPORATION+                                                                        1,291,818
                                                                                                                    --------------

FOREST PRODUCTS & PAPER: 0.01%
          2,512      CASCADES INCORPORATED                                                                                  20,707
          4,310      FIBRIA CELULOSE SA+                                                                                    73,679
         35,100      KIMBERLY-CLARK DE MEXICO SAB DE CV                                                                    147,335

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
FOREST PRODUCTS & PAPER (continued)
         26,000      SHIHLIN PAPER CORPORATION+                                                                     $       55,508

                                                                                                                           297,229
                                                                                                                    --------------

FORESTRY: 0.01%
          5,000      DAIKEN CORPORATION                                                                                     11,164
         59,217      GUNNS LIMITED                                                                                          49,084
         15,100      SUMITOMO FORESTING                                                                                    113,023

                                                                                                                           173,271
                                                                                                                    --------------

FURNITURE & FIXTURES: 0.28%
          5,625      CERSANIT-KRASNYSTAW SA+                                                                                31,784
          1,167      DOREL INDUSTRIES INCORPORATED CLASS B                                                                  36,047
            800      EKORNES ASA                                                                                            16,633
         34,236      ETHAN ALLEN INTERIORS INCORPORATED                                                                    397,480
          6,000      FRANCE BED HOLDINGS COMPANY LIMITED                                                                     9,162
         59,884      HERMAN MILLER INCORPORATED                                                                            909,638
         46,421      HNI CORPORATION                                                                                     1,173,059
          6,141      HOUSEWARES INTERNATIONAL LIMITED                                                                       12,149
          1,000      ITOKI CORPORATION+                                                                                      1,897
         27,174      KINETIC CONCEPTS INCORPORATED+                                                                        916,036
         82,500      KINGBOARD LAMINATES HOLDINGS LIMITED+                                                                  49,287
         10,900      KOKUYO COMPANY LIMITED                                                                                 95,079
         68,098      LEGGETT & PLATT INCORPORATED                                                                        1,325,187
        156,678      MASCO CORPORATION                                                                                   2,127,687
        121,619      NEWELL RUBBERMAID INCORPORATED                                                                      1,764,692
          5,775      NOBIA AB                                                                                               38,353
          4,000      NORITAKE COMPANY LIMITED                                                                               10,366
          8,000      OKAMURA CORPORATION                                                                                    36,187
          3,300      SANGETSU COMPANY LIMITED                                                                               75,017
         90,080      STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                              219,331

                                                                                                                         9,245,071
                                                                                                                    --------------

GENERAL MERCHANDISE STORES: 0.99%
         46,291      99 CENTS ONLY STORES+                                                                                 556,418
         60,800      AEON COMPANY LIMITED                                                                                  489,551
          2,300      ASKUL CORPORATION                                                                                      42,759
          3,000      BELLUNA COMPANY LIMITED                                                                                11,731
         33,600      BIG C SUPERCENTER PCL                                                                                  42,448
         87,803      BIG LOTS INCORPORATED+                                                                              2,024,737
         22,330      BJ'S WHOLESALE CLUB INCORPORATED+                                                                     775,074
         54,274      CASEY'S GENERAL STORES INCORPORATED                                                                 1,660,242
          2,100      CAWACHI LIMITED                                                                                        40,766
         39,948      DAVID JONES LIMITED                                                                                   210,749
          3,967      DELHAIZE GROUP                                                                                        300,275
          4,200      DON QUIJOTE COMPANY LIMITED                                                                           106,166
        172,361      DSG INTERNATIONAL PLC                                                                                 103,950
          5,200      FAMILYMART COMPANY LIMITED                                                                            171,148
         99,268      FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                         105,040
         67,580      FOOT LOCKER INCORPORATED                                                                              641,334
         47,043      FRED'S INCORPORATED                                                                                   459,610
         51,000      GOLDEN EAGLE RETAIL GROUP LIMITED                                                                     112,133
          9,000      HANKYU DEPARTMENT STORES                                                                               53,725
         70,278      HARVEY NORMAN HOLDINGS LIMITED                                                                        276,781
            221      HELLENIC DUTY FREE SHOPS SA                                                                             1,892
         34,752      HOME RETAIL GROUP                                                                                     168,196
          1,916      HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                              187,843
        102,000      INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                          85,416
          5,000      IZUMIYA COMPANY LIMITED                                                                                21,344
         90,400      JCPENNEY COMPANY INCORPORATED                                                                       2,598,096

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
GENERAL MERCHANDISE STORES (continued)
          4,000      LIFE CORPORATION                                                                               $       74,965
         60,500      LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                              104,606
          1,155      LOTTE SHOPPING COMPANY LIMITED                                                                        357,585
        183,970      MACY'S INCORPORATED                                                                                 3,000,551
         62,352      MARKS & SPENCER GROUP PLC                                                                             395,838
         21,900      MARUI COMPANY LIMITED                                                                                 123,131
          4,900      MATSUYA COMPANY LIMITED                                                                                39,454
         14,000      NEW WORLD DEPARTMENT STORE CHINA LIMITED+                                                              13,657
          2,200      NISSEN COMPANY LIMITED                                                                                  6,821
         18,104      ORGANIZACION SORIANA SAB DE CV CLASS B+                                                                45,305
         88,865      PACIFIC BRANDS LIMITED                                                                                106,216
         10,098      PANTALOON RETAIL INDIA LIMITED                                                                         75,711
            335      PANTALOON RETAIL INDUSTRIAL CLASS B                                                                     1,745
          3,200      PARCO COMPANY LIMITED                                                                                  28,209
         21,770      PICK'N PAY STORES LIMITED                                                                             117,596
          2,964      PINAULT-PRINTEMPTS-REDOUTE SA                                                                         358,718
        188,400      ROBINSON DEPARTMENT STORE PCL                                                                          56,103
        134,803      SACI FALABELLA                                                                                        666,494
        174,205      SAKS INCORPORATED+<<                                                                                1,064,393
            655      SEARS CANADA INCORPORATED+                                                                             14,585
          1,800      SENSHUKAI COMPANY LIMITED                                                                              11,349
          1,438      SHINSEGAE COMPANY LIMITED                                                                             659,145
         12,000      SIAM MAKRO PLC                                                                                         29,057
          1,091      SONAE CAPITAL+                                                                                          1,442
         38,828      SONAE SGPS SA                                                                                          52,297
          5,300      SUGI PHARMACY COMPANY LIMITED                                                                         117,478
          2,400      SUNDRUG COMPANY LIMITED                                                                                61,916
         22,000      TAKASHIMAYA COMPANY LIMITED                                                                           141,254
         48,200      TJX COMPANIES INCORPORATED                                                                          1,849,916
          2,000      TSURUHA HOLDINGS INCORPORATED                                                                          78,667
             55      VALORA HOLDING AG                                                                                      14,456
        295,313      WAL-MART DE MEXICO SAB DE CV                                                                        1,214,252
        186,743      WAL-MART STORES INCORPORATED                                                                       10,186,831
         10,254      WAREHOUSE GROUP LIMITED                                                                                30,555
          7,923      WH SMITH PUBLIC LIMITED CORPORATION                                                                    66,409
         56,000      WUMART STORES INCORPORATED                                                                             92,490
          1,000      YAOKO COMPANY LIMITED                                                                                  32,739

                                                                                                                        32,539,360
                                                                                                                    --------------

HEALTH SERVICES: 1.07%
          2,020      ABENGOA SA+                                                                                            58,539
          2,189      ACIBADEM SAGLIK HIZMETLERI VE TICARET AS                                                               12,319
         29,038      AMEDISYS INCORPORATED+<<                                                                            1,075,568
         40,020      ATHENAHEALTH INCORPORATED+                                                                          1,676,838
        491,925      BANGKOK CHAIN HOSPITAL PCL                                                                             77,684
         27,400      BANGKOK DUSIT MEDICAL SERVICES PCL                                                                     19,698
         82,500      BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                                 59,310
            184      BASILEA PHARMACEUTICA+                                                                                 14,087
            674      BIOMERIEUX                                                                                             78,332
         57,733      BIOTON SA+                                                                                              4,794
         28,900      BUMRUNGRAD HOSPITAL PCL                                                                                24,341
         47,000      CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                            80,658
        702,000      CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                  40,761
            896      CML HEALTHCARE INCOME FUND                                                                             11,733
         40,686      COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                              1,241,330
         26,471      COVANCE INCORPORATED+                                                                               1,405,875
          1,348      CRUCELL NV+                                                                                            29,177
         43,122      DAVITA INCORPORATED+                                                                                2,554,547
          7,716      DIVI'S LABORATORIES LIMITED                                                                           100,408
         23,224      EDWARDS LIFESCIENCES CORPORATION+                                                                   1,910,871
         73,000      FRASER & NEAVE LIMITED                                                                                209,928
          7,430      FRESENIUS MEDICAL CARE AG & COMPANY                                                                   395,053

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
HEALTH SERVICES (continued)
          1,040      FRESENIUS SE                                                                                   $       60,294
          4,993      GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                               178,627
        309,953      HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                 1,900,012
         26,561      HEALTHSCOPE LIMITED                                                                                   118,474
         93,083      HEALTHSOUTH REHABILITATION CORPORATION+                                                             1,632,676
         65,437      HUMAN GENOME SCIENCES INCORPORATED+                                                                 1,820,457
         77,813      IBA HEALTH GROUP LIMITED+                                                                              54,164
         49,973      INTERVAL LEISURE GROUP INCORPORATED+                                                                  571,691
          1,037      LABORATORIOS ALMIRALL SA                                                                               14,185
         44,871      LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                         3,273,788
         67,546      LIFEPOINT HOSPITALS INCORPORATED+                                                                   1,960,860
          2,000      MDS INCORPORATED+                                                                                      15,027
         40,300      MEDI-CLINIC CORPORATION+                                                                              126,750
         48,863      MEDNAX INCORPORATED+                                                                                2,746,589
          5,292      MYRIAD PHARMACEUTICALS INC+                                                                            26,513
        109,957      NETWORK HEALTHCARE HOLDINGS LIMITED                                                                   179,673
          1,750      NOVOZYMES A/S CLASS B                                                                                 177,255
         41,402      ODYSSEY HEALTHCARE INCORPORATED+                                                                      601,571
            742      ORPEA                                                                                                  33,413
         60,066      PARKWAY HOLDINGS LIMITED                                                                              115,879
         31,777      PRIMARY HEALTH CARE LIMITED                                                                           170,262
         56,594      PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                 1,254,123
          8,913      QIAGEN NV+                                                                                            197,136
          9,786      RAMSAY HEALTH CARE LIMITED                                                                             97,338
          4,816      RHOEN KLINIKUM AG                                                                                     118,451
         26,980      RYMAN HEALTHCARE LIMITED                                                                               38,458
         28,327      SONIC HEALTHCARE LIMITED                                                                              367,636
          2,071      SOUTHERN CROSS HEALTHCARE LIMITED                                                                       3,586
              2      TAKARA BIO INCORPORATED+                                                                                4,072
        606,034      TENET HEALTHCARE CORPORATION+                                                                       2,757,455
            500      TOWA PHARMACEUTICAL COMPANY LIMITED                                                                    24,931
         18,852      UNIVERSAL HEALTH SERVICES CLASS B                                                                   1,053,638
         74,754      VALEANT PHARMACEUTICALS INTERNATIONAL+<<                                                            2,443,708
          7,262      ZELTIA SA+                                                                                             44,326

                                                                                                                        35,264,869
                                                                                                                    --------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.32%
         10,252      ABB LIMITED INDIA                                                                                     163,329
         12,919      ABERTIS INFRAESTRUCTURAS SA                                                                           294,381
          1,157      ACCIONA SA                                                                                            148,539
         10,968      ATLANTIA SPA                                                                                          283,267
          2,240      AUTOSTRADA TORINO-MILANO SPA                                                                           31,129
         48,400      BANGKOK EXPRESSWAY PCL                                                                                 28,244
         10,966      BOUYGUES SA                                                                                           545,601
         12,968      BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                    129,879
        198,000      CHINA RAILWAY CONSTRUCTION CORPORATION                                                                261,103
          8,614      CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                93,257
          2,863      DAELIM INDUSTRIAL COMPANY LIMITED                                                                     202,882
         11,150      DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                              137,601
          2,658      FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                              113,308
         33,316      FOSTER WHEELER AG+                                                                                    994,149
         36,561      GRANITE CONSTRUCTION INCORPORATED                                                                   1,095,733
          2,716      GRUPO FERROVIAL SA                                                                                    118,227
        182,000      GUANGZHOU INVESTMENT COMPANY LIMITED                                                                   51,429
          3,221      HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                 60,110
          6,620      HELLENIC TECHNODOMIKI TEV SA                                                                           53,180
          7,800      HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED+                                                       182,277
         77,500      HITACHI ZOSEN CORPORATION+                                                                            108,486
         67,500      HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                39,890
          4,276      HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                              553,438
          1,347      HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                  93,715
         19,858      LANCO INFRATECH LIMITED+                                                                              234,462

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS (continued)
         93,654      MCDERMOTT INTERNATIONAL INCORPORATED+                                                          $    1,961,115
          1,000      NAMURA SHIPBUILDING COMPANY LIMITED                                                                     4,627
        136,500      PLUS EXPRESSWAYS BHD                                                                                  133,181
          5,288      SACYR VALLEHERMOSO SA                                                                                  72,971
         19,800      SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                              389,938
          4,000      SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                 9,162
         15,789      SKANSKA AB                                                                                            266,338
          1,409      SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                                                          13,011
            299      SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                24,922
         14,631      TECHNICAL OLYMPIC SA+                                                                                   8,129
        335,000      TRUBA ALAM MANUNGGAL ENGINEERING PT+                                                                    4,464
        175,204      UNITECH LIMITED                                                                                       298,692
         20,795      VINCI SA                                                                                            1,149,852
          8,361      VT GROUP PLC                                                                                           74,138

                                                                                                                        10,428,156
                                                                                                                    --------------

HOLDING & OTHER INVESTMENT OFFICES: 3.68%
         38,182      3I GROUP PLC                                                                                          169,407
            904      ACKERMANS & VAN HAAREN NV                                                                              69,078
         12,716      ADANI ENTERPRISES LIMITED                                                                             222,759
         10,280      ADCOCK INGRAM HOLDINGS LIMITED                                                                         70,995
         17,304      AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                           1,128,394
         49,268      ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL &
                     ORGANIC PRODUCTS                                                                                       34,030
          8,860      ALCON INCORPORATED                                                                                  1,310,217
         46,475      ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                        2,619,796
         99,266      ALIBABA.COM LIMITED                                                                                   226,709
          6,000      ALLIED GROUP LIMITED                                                                                   15,019
          8,109      AMALGAMATED HOLDINGS                                                                                   42,334
         63,784      AMB PROPERTY CORPORATION                                                                            1,502,113
         80,730      AMP NZ OFFICE TRUST                                                                                    43,948
         20,526      ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                             214,918
        238,606      ANNALY CAPITAL MANAGEMENT INCORPORATED                                                              4,392,736
         15,941      ANTARCHILE SA                                                                                         273,293
          5,473      ARC ENERGY TRUST                                                                                      105,011
          7,395      ARDENT LEISURE GROUP                                                                                    9,956
         14,340      ASHMORE GROUP PLC                                                                                      61,808
        636,000      ASIA PLUS SECURITIES PCL                                                                               31,757
         32,992      ASPEN INSURANCE HOLDINGS LIMITED                                                                      854,823
          6,355      ASSECO POLAND SA+                                                                                     131,936
          3,449      AVEVA GROUP PLC                                                                                        55,037
         20,393      AYALA CORPORATION CLASS A                                                                             129,575
         66,482      BABCOCK & BROWN WIND PARTNERS                                                                          81,289
         13,404      BARLOWORLD LIMITED                                                                                     84,225
        193,100      BERJAYA CORPORATION BHD                                                                                71,150
          6,400      BINTULU PORT HOLDINGS BERHAD                                                                           12,225
        122,228      BIOMED REALTY TRUST INCORPORATED                                                                    1,673,301
            955      BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                 33,480
          2,770      BODYCOTE PLC                                                                                            7,159
             98      BOLLORE INVESTISSEMENT+                                                                                16,577
        218,000      BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                                45,006
         16,089      BOSTON PROPERTIES INCORPORATED                                                                      1,077,641
         23,219      BOUSTEAD HOLDINGS BHD                                                                                  23,270
         67,012      BRE PROPERTIES INCORPORATED                                                                         2,099,486
         10,517      BRITISH AMERICAN TOBACCO PLC                                                                          320,112
         20,250      BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                              424,993
         17,000      BUKIT SEMBAWANG ESTATES LIMITED                                                                        58,223
         27,972      CAMDEN PROPERTY TRUST<<                                                                             1,083,915
            740      CANADIAN APARTMENT PROPERTIES                                                                           9,045
          1,306      CANADIAN REAL ESTATE INVESTMENT TRUST                                                                  32,446
        174,895      CBL & ASSOCIATES PROPERTIES INCORPORATED                                                            1,619,528
        106,194      CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                330,227
        114,000      CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                30,596

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
          8,516      CI FINANCIAL CORPORATION                                                                       $      155,731
         41,400      CITIC RESOURCES HOLDINGS LIMITED+                                                                      12,180
          2,926      CLAL INDUSTRIES AND INVESTMENTS                                                                        16,847
            832      CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED                                                             16,651
         77,191      COLONIAL PROPERTIES TRUST                                                                             834,435
        238,605      CONNECTEAST GROUP                                                                                      91,786
         61,692      CORPORATE OFFICE PROPERTIES TRUST                                                                   2,109,249
            549      CORPORATION FINANCIERA ALBA                                                                            29,471
         88,000      COSCO CORPORATION SINGAPORE LIMITED                                                                    68,035
            621      COUSINS PROPERTIES INCORPORATED                                                                         4,471
         13,300      DCM JAPAN HOLDINGS COMPANY LIMITED                                                                     82,933
        255,120      DCT INDUSTRIAL TRUST INCORPORATED                                                                   1,211,820
            327      DEERFIELD CAPITAL CORPORATION                                                                           1,710
            312      DELEK GROUP LIMITED                                                                                    54,884
          1,848      DELEK REAL ESTATE LIMITED+                                                                              1,737
        161,502      DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                           1,634,400
        135,575      DIAMONDROCK HOSPITALITY                                                                             1,090,023
         28,941      DIGITAL REALITY TRUST INCORPORATED                                                                  1,408,269
         88,596      DOGAN SIRKETLER GRUBU HOLDINGS                                                                         53,919
         10,287      DOGAN YAYIN HOLDING+                                                                                    7,338
          5,200      DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                               74,715
         97,641      DUKE REALTY CORPORATION                                                                             1,094,556
         11,000      E-REVOLUTION COMPANY LIMITED+                                                                           1,527
         32,414      EASTGROUP PROPERTIES INCORPORATED                                                                   1,229,139
         30,069      EMECO HOLDINGS LIMITED                                                                                 22,308
         55,794      EMPRESAS COPEC SA                                                                                     796,176
         44,339      ENTERTAINMENT PROPERTIES TRUST                                                                      1,400,669
          8,852      EQSTRA HOLDINGS LIMITED+                                                                                8,308
         29,297      EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                            1,406,549
         23,200      EQUITY RESIDENTIAL                                                                                    747,272
         29,194      ESSEX PROPERTY TRUST INCORPORATED                                                                   2,328,222
          1,206      EURAZEO                                                                                                84,985
          1,228      EXOR SPA+                                                                                              23,436
         66,400      EXTERRAN HOLDINGS INCORPORATED+                                                                     1,391,080
          2,000      FABEGE AB                                                                                              11,160
            970      FIBI HOLDINGS LIMITED+                                                                                 19,950
            158      FIMALAC                                                                                                 8,887
          3,146      FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                 87,765
            439      FINANCIERE DE TUBIZE+                                                                                  16,157
        108,900      FIRST GEN CORPORATION+                                                                                 38,057
        218,800      FIRST PACIFIC COMPANY LIMITED                                                                         126,762
         89,468      FRANKLIN STREET PROPERTIES CORPORATION                                                              1,010,094
            956      GAGFAH SA                                                                                               8,642
        199,300      GAMUDA BHD                                                                                            164,492
         10,922      GEMINA SPA+                                                                                             8,774
        232,400      GENTING BHD                                                                                           476,103
            386      GIMV NV+                                                                                               20,431
         26,341      GOODMAN PROPERTY TRUST                                                                                 19,623
         62,977      GRUPO CARSO SAB DE CV                                                                                 189,935
          4,125      GRUPO FINANCIERO GALICIA SA ADR+                                                                       22,069
          5,730      GS HOLDINGS CORPORATION                                                                               156,210
        254,000      GUANGDONG INVESTMENT LIMITED                                                                          141,256
        127,035      GVK POWER & INFRASTRUCTURE LIMITED+                                                                   139,011
          3,671      H&R REAL ESTATE INVESTMENT TRUST                                                                       46,157
         52,036      HACI OMER SABANCI HOLDING AS                                                                          182,182
         14,000      HAW PAR CORPORATION LIMITED                                                                            56,546
        127,468      HCP INCORPORATED                                                                                    3,989,748
         39,881      HENDERSON GROUP PLC                                                                                    81,157
         89,897      HIGHWOODS PROPERTIES INCORPORATED                                                                   2,751,747
         33,600      HKR INTERNATIONAL LIMITED                                                                              14,350
         34,941      HOME PROPERTIES INCORPORATED                                                                        1,569,899
        154,225      HOSPITALITY PROPERTIES TRUST                                                                        2,993,507
        260,100      HOST HOTELS & RESORTS INCORPORATED                                                                  2,736,252

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
        285,991      HRPT PROPERTIES TRUST                                                                          $    1,755,985
          5,000      HUFVUDSTADEN AB                                                                                        38,729
          5,358      HUNTING PLC                                                                                            42,600
            881      ICADE                                                                                                  88,764
         16,704      IG GROUP HOLDINGS PLC                                                                                  86,973
         20,611      IMPERIAL HOLDING LIMITED+                                                                             225,176
        134,610      IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                      138,969
          9,600      INDUSTRIVARDEN AB CLASS A                                                                             119,113
          2,400      INDUSTRIVARDEN AB CLASS C                                                                              27,541
         42,746      INFRATIL LIMITED+                                                                                      49,909
          4,745      INVERCAP SA                                                                                            36,716
         16,939      INVESTEC PLC                                                                                          119,797
         18,121      INVESTOR AB                                                                                           330,628
          7,600      INVESTOR AB A SHARES                                                                                  134,415
         37,264      ITAUSA INVESTIMENTOS ITAU SA                                                                          251,540
        191,513      ITC LIMITED                                                                                         1,058,540
          1,000      IWAI SECURITIES COMPANY LIMITED                                                                         6,710
         39,800      J FRONT RETAILING COMPANY LIMITED                                                                     167,138
          2,800      JAFCO COMPANY LIMITED+                                                                                 67,214
          3,000      JAPAN ASIA INVESTMENT COMPANY LIMITED                                                                   1,458
         23,814      JARDINE MATHESON HOLDINGS LIMITED                                                                     703,466
         15,075      JM FINANCIAL LIMITED                                                                                   12,947
         76,000      JU TENG INTERNATIONAL HOLDINGS LIMITED                                                                 60,309
        848,000      KGI SECURITIES COMPANY LIMITED                                                                         30,354
         54,740      KILROY REALTY CORPORATION                                                                           1,649,316
        164,077      KIMCO REALTY CORPORATION                                                                            2,021,429
          1,586      KKR FINANCIAL CORPORATION                                                                               8,786
         84,307      KOC HOLDING AS+                                                                                       206,340
         80,422      LASALLE HOTEL PROPERTIES                                                                            1,498,262
         14,114      LG CORPORATION                                                                                        771,973
         48,706      LIBERTY PROPERTY TRUST                                                                              1,443,646
         26,000      LION DIVERSIFIED HOLDINGS BHD                                                                           3,066
         39,516      MACERICH COMPANY<<                                                                                  1,175,996
         34,172      MACK-CALI REALTY CORPORATION                                                                        1,048,739
        365,900      MACQUAIRE OFFICE TRUST                                                                                 98,863
        135,187      MACQUARIE INFRASTRUCTURE GROUP                                                                        160,963
         71,000      MAPLETREE LOGISTICS TRUST                                                                              37,449
          3,300      MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                              84,752
         21,144      MEDIOBANCA SPA                                                                                        252,403
         84,000      MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                41,295
        345,967      MFA MORTGAGE INVESTMENTS INCORPORATED                                                               2,618,970
         29,978      MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                      1,394,277
         10,202      MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED                                                           16,691
         16,517      MITIE GROUP                                                                                            60,594
        222,700      MULPHA INTERNATIONAL BHD+                                                                              30,525
         85,370      MULTI-PURPOSE HOLDINGS BHD                                                                             46,554
         30,547      MURRAY & ROBERTS HOLDINGS LIMITED                                                                     197,349
        101,397      NATIONAL RETAIL PROPERTIES INCORPORATED                                                             2,031,996
          1,128      NATIONALE A PORTEFEUILLE                                                                               59,417
             11      NIPPON ACCOMMODATIONS FUND INCORPORATED                                                                56,502
         30,500      NOMURA HOLDINGS INCORPORATED ADR                                                                      218,990
            742      NPIL RESEARCH & DEVELOPMEN+                                                                             1,270
         45,246      NWS HOLDINGS LIMITED                                                                                   88,390
             14      PACIFIC GOLF GROUP INTERNATIONAL                                                                        9,702
         36,488      PAMPA CALICHERA (SOCD INVER)                                                                           62,335
          2,020      PARGESA HOLDING SA                                                                                    167,521
         71,000      PLUM CREEK TIMBER COMPANY<<                                                                         2,448,790
        100,000      POLYTEC ASSET HOLDINGS LIMITED                                                                         21,935
         55,664      POST PROPERTIES INCORPORATED                                                                        1,025,888
          1,451      PREMIER INVESTMENTS LIMITED                                                                            11,562
        192,965      PROLOGIS                                                                                            2,523,982
         14,774      PUBLIC STORAGE INCORPORATED CLASS D                                                                 1,175,715
          4,600      RATOS AB B SHARES                                                                                     114,480

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
        131,672      REALTY INCORPORATEDOME CORPORATION<<                                                           $    3,329,985
         87,045      REDWOOD TRUST INCORPORATED                                                                          1,250,837
         25,561      REED ELSEVIER NV                                                                                      297,492
         35,076      REGENCY CENTERS CORPORATION                                                                         1,173,994
         43,836      REMGRO LIMITED                                                                                        512,180
          1,117      RHJ INTERNATIONAL+                                                                                      8,252
          1,325      SBI HOLDINGS INCORPORATED                                                                             223,490
          5,739      SCHRODERS PLC                                                                                         108,480
         54,000      SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                  270,347
         50,000      SHINKO SECURITIES COMPANY LIMITED                                                                     163,119
         13,693      SIEMENS INDIA LIMITED                                                                                 155,137
         32,429      SIMON PROPERTY GROUP INCORPORATED                                                                   2,356,291
        318,599      SINO-OCEAN LAND HOLDINGS LIMITED                                                                      317,775
         46,040      SKY CITY ENTERTAINMENT GROUP LIMITED                                                                  112,786
         97,027      SL GREEN REALTY CORPORATION<<                                                                       4,309,939
         20,425      SM INVESTMENTS CORPORATION                                                                            136,268
            862      SOFINA SA                                                                                              80,288
         59,900      SOFTBANK CORPORATION                                                                                1,434,440
             68      SONY FINANCIAL HOLDINGS INCORPORATED                                                                  204,614
         19,500      STELLA INTERNATIONAL                                                                                   36,534
          1,028      STX CORPORATION                                                                                        13,217
         82,800      SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                        2,729,980
         10,882      SUN HUNG KAI PROPERTIES LIMITED                                                                       160,074
          4,109      SUN INTERNATIONAL LIMITED                                                                              51,233
        122,939      SUNSTONE HOTEL INVESTORS INCORPORATED                                                                 995,806
        126,000      SUNTEC REIT                                                                                           117,442
         82,500      SWIRE PACIFIC LIMITED B SHARES                                                                        173,089
         42,336      TANGER FACTORY OUTLET CENTERS INCORPORATED                                                          1,661,688
         56,377      TAUBMAN CENTERS INCORPORATED                                                                        1,937,114
         26,000      TCC INTERNATIONAL HOLDINGS LIMITED+                                                                    10,903
         24,016      TEKFEN HOLDING AS                                                                                      63,807
            200      THE ISRAEL CORPORATION LIMITED                                                                        147,452
          7,000      TOKUSHU TOKAI HOLDINGS COMPANY LIMITED                                                                 17,978
         19,500      TOP GLOVE CORPORATION BHD                                                                              52,594
         65,361      UDR INCORPORATED                                                                                      978,454
        216,000      UNITED ENERGY GROUP LIMITED+                                                                           11,845
         25,000      VALUE PARTNERS GROUP LIMITED                                                                           12,161
         68,233      VENTAS INCORPORATED                                                                                 2,929,243
              0      VIRTUS INVESTMENT PARTNERS INCORPORATED+                                                                    6
        518,000      WANT WANT CHINA HOLDINGS LIMITED                                                                      362,263
         11,190      WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                         139,385
         52,427      WEINGARTEN REALTY INVESTORS                                                                         1,017,608
          1,564      WENDEL INVESTISSEMENT                                                                                  91,401
         66,000      WHEELOCK & COMPANY                                                                                    213,328
         22,700      WOORI FINANCE HOLDINGS COMPANY LIMITED                                                                284,043
         21,000      YAMAGUCHI FINANCIAL GROUP                                                                             219,863
         10,000      ZELAN BHD                                                                                               2,196

                                                                                                                       120,749,422
                                                                                                                    --------------

HOLDING COMPANY - DIVERSIFIED: 0.00%
          4,265      HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                               8,447
         23,401      QUINENCO SA                                                                                            47,879
          4,064      YAZICILAR HOLDING AS                                                                                   24,335

                                                                                                                            80,661
                                                                                                                    --------------

HOME FURNISHINGS: 0.00%
          7,200      HOSHIZAKI ELECTRIC COMPANY LIMITED                                                                     96,789
                                                                                                                    --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.34%
          6,650      AMER SPORTS OYJ                                                                                        57,915

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
        108,800      BED BATH & BEYOND INCORPORATED+                                                                $    4,064,768
         39,300      BEST BUY COMPANY INCORPORATED                                                                       1,683,219
          8,000      BEST DENKI COMPANY LIMITED                                                                             28,783
         22,153      CARPHONE WAREHOUSE PLC                                                                                 69,535
          1,820      FOURLIS HOLDINGS SA+                                                                                   24,322
         10,092      GALIFORM PLC                                                                                           13,307
          9,019      GAME GROUP PLC                                                                                         22,523
        172,900      IT CITY PCL                                                                                            31,465
          8,533      JB HI-FI LIMITED                                                                                      181,317
          8,526      JD GROUP LIMITED                                                                                       50,661
          2,000      JOSHIN DENKI COMPANY LIMITED                                                                           15,664
          3,600      K'S HOLDINGS CORPORATION+                                                                             119,944
         21,336      KESA ELECTRICALS PLC                                                                                   53,211
          1,400      NAFCO COMPANY LIMITED                                                                                  25,104
          3,550      NITORI COMPANY LIMITED                                                                                297,339
         53,808      RADIOSHACK CORPORATION                                                                              1,014,819
          4,800      SHIMACHU COMPANY LIMITED                                                                              103,563
          1,292      SOCIETE BIC SA                                                                                         90,297
         24,000      TOTO LIMITED                                                                                          129,385
        120,753      WILLIAMS-SONOMA INCORPORATED                                                                        2,453,701
          1,800      XEBIO COMPANY LIMITED                                                                                  36,941
          7,490      YAMADA DENKI COMPANY LIMITED                                                                          449,712
         14,900      YAMAHA CORPORATION                                                                                    151,344

                                                                                                                        11,168,839
                                                                                                                    --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.26%
          5,446      ACCOR SA                                                                                              291,444
          6,000      ASSOCIATED INTERNATIONAL HOTELS+                                                                       14,322
         13,000      BANYAN TREE HOLDINGS LIMITED                                                                            6,622
         71,568      BOYD GAMING CORPORATION                                                                               584,711
         16,982      EGYPTIAN FOR TOURISM RESORTS                                                                            5,643
         33,373      EIH LIMITED                                                                                            99,513
          4,620      FORMOSA INTERNATIONAL HOTELS CORPORATION                                                               57,572
          2,000      FUJITA KANKO INCORPORATED                                                                               8,561
         37,444      GAYLORD ENTERTAINMENT COMPANY+                                                                        659,014
         63,274      HONGKONG & SHANGHAI HOTELS LIMITED                                                                     94,543
          6,000      HOTEL PROPERTIES LIMITED                                                                                8,801
          1,450      IMPERIAL HOTEL LIMITED                                                                                 26,705
         66,498      INDIAN HOTELS COMPANY LIMITED                                                                         122,731
         10,193      INTERCONTINENTAL HOTELS GROUP PLC                                                                     141,107
          5,765      MILLENNIUM & COPTHORNE HOTELS PLC                                                                      33,014
         23,100      MINOR INTERNATIONAL PCL                                                                                 7,504
         72,600      MINOR INTERNATIONAL PCL ADR                                                                            23,585
          1,660      NH HOTELES SA                                                                                           8,824
          5,985      ORASCOM HOTELS & DEVELOPMENT+                                                                          27,483
          2,450      ORBIS SA                                                                                               36,444
         96,564      ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                               807,275
        126,000      SHANGRI-LA ASIA LIMITED                                                                               228,262
         14,783      SINO HOTELS HOLDINGS LIMITED                                                                            4,483
        110,000      SJM HOLDINGS LIMITED                                                                                   56,632
         75,101      STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                    2,404,734
         24,735      TUI TRAVEL PLC                                                                                        100,060
          3,600      UNITED PLANTATIONS BHD                                                                                 14,644
         30,845      VAIL RESORTS INCORPORATED+                                                                          1,196,478
         77,909      WYNDHAM WORLDWIDE CORPORATION                                                                       1,446,770

                                                                                                                         8,517,481
                                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.85%
         54,700      3M COMPANY                                                                                          4,235,968
         83,500      A-MAX HOLDINGS LIMITED                                                                                  2,090

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         46,093      ADVANTECH COMPANY LIMITED                                                                      $       87,949
          2,700      AIDA ENGINEERING LIMITED                                                                                7,184
          8,008      ALSTOM RGPT                                                                                           560,699
         30,000      AMADA COMPANY LIMITED                                                                                 173,531
          1,797      ANDRITZ AG                                                                                            108,147
        103,788      APPLE INCORPORATED+                                                                                20,748,259
          5,000      ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                               34,070
         17,062      ASML HOLDING NV                                                                                       524,174
         18,227      ASTEC INDUSTRIES INCORPORATED+                                                                        454,946
         25,526      ATLAS COPCO AB CLASS A                                                                                361,752
         15,438      ATLAS COPCO AB CLASS B                                                                                194,316
      5,945,000      BAKRIE & BROTHERS PT+                                                                                  55,960
          4,008      BANK HANDLOWY W WARSZAWIE SA                                                                           99,198
        168,032      BENQ CORPORATION+                                                                                      99,997
         26,100      BLACK & DECKER CORPORATION                                                                          1,584,009
         22,125      BLACK BOX CORPORATION                                                                                 623,704
            826      BNK PETROLEUM INCORPORATED+                                                                               829
            150      BOBST GROUP AG                                                                                          5,204
         61,657      BRIGGS & STRATTON CORPORATION                                                                       1,162,851
        173,757      BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                        1,231,937
            256      BUCHER INDUSTRIES AG                                                                                   26,455
         30,926      BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                          1,601,658
         90,838      CAMERON INTERNATIONAL CORPORATION+                                                                  3,433,676
          3,700      CANON FINETECH INCORPORATED+                                                                           43,361
         22,000      CASIO COMPUTER COMPANY LIMITED                                                                        159,833
         58,614      CATCHER TECHNOLOGY COMPANY LIMITED                                                                    165,392
          6,000      CHEN HSONG HOLDINGS                                                                                     1,649
         54,303      CHICONY ELECTRONICS COMPANY LIMITED                                                                   126,564
        150,000      CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                        93,483
          3,000      CHUGAI RO COMPANY LIMITED                                                                               7,635
          5,000      CKD CORPORATION                                                                                        31,351
         46,587      CLEVO COMPANY                                                                                          66,161
        406,201      COMPAL ELECTRONIC INCORPORATED                                                                        539,010
          7,446      CRANE GROUP LIMITED                                                                                    60,969
         23,331      CROMPTON GREAVES LIMITED                                                                              197,798
         74,570      CUMMINS INCORPORATED                                                                                3,348,193
         11,942      CYBERTAN TECHNOLOGY INCORPORATED                                                                       17,721
         14,500      DAIFUKU COMPANY LIMITED                                                                                85,551
          8,000      DAIHEN CORPORATION                                                                                     24,988
          2,333      DASSAULT SYSTEMES SA                                                                                  134,240
        216,531      DELTA ELECTRONICS INCORPORATED                                                                        608,298
            338      DEMAG CRANES AG                                                                                        11,988
         28,226      DIEBOLD INCORPORATED                                                                                  709,602
          2,400      DISCO CORPORATION                                                                                     138,269
          1,353      DISCOUNT INVESTMENT CORPORATION                                                                        30,796
         28,009      DONALDSON COMPANY INCORPORATED                                                                      1,190,383
          5,710      DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                282,848
          9,560      DOOSAN INFRACORE COMPANY LIMITED                                                                      132,778
         34,023      DRESSER RAND GROUP INCORPORATED+                                                                      955,366
         32,080      DRIL-QUIP INCORPORATED+                                                                             1,732,641
         34,000      EBARA CORPORATION                                                                                     129,801
        234,920      EMC CORPORATION+                                                                                    3,953,704
        102,573      EMULEX CORPORATION+                                                                                   999,061
         23,354      FLOWSERVE CORPORATION                                                                               2,322,789
         51,046      FMC TECHNOLOGIES INCORPORATED+                                                                      2,780,476
         90,000      FONG'S INDUSTRIES COMPANY LIMITED                                                                      45,290
         88,312      FOXCONN TECHNOLOGY COMPANY LIMITED                                                                    308,746
         61,000      FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                 91,740
         52,000      FUJI HEAVY INDUSTRIES LIMITED                                                                         206,340
          3,700      FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                             40,536
        168,000      FUJITSU LIMITED                                                                                       998,982
         61,000      FURUKAWA COMPANY LIMITED                                                                               68,452
         67,415      GAMESTOP CORPORATION CLASS A+                                                                       1,645,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
            689      GILDEMEISTER AG                                                                                $       10,915
         25,800      GRACO INCORPORATED                                                                                    726,786
        276,715      HEWLETT-PACKARD COMPANY                                                                            13,575,638
          8,400      HEXAGON AB                                                                                            116,273
         77,139      HIGH TECH COMPUTER CORPORATION                                                                        874,967
          1,000      HISAKA WORKS LIMITED                                                                                    9,579
          5,000      HITACHI KOKI COMPANY LIMITED                                                                           53,216
          4,000      HOSOKAWA MICRON CORPORATION                                                                            13,420
          6,803      HYUNDAI DEVELOPMENT COMPANY                                                                           228,171
         86,468      IDEX CORPORATION                                                                                    2,562,047
        154,246      INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        19,488,982
        275,024      INVENTEC COMPANY LIMITED                                                                              158,114
         22,000      ISEKI & COMPANY LIMITED                                                                                66,173
          8,106      IT HOLDINGS CORPORATION+                                                                               95,464
         29,000      JAPAN STEEL WORKS                                                                                     352,938
        145,500      JOHNSON ELECTRIC HOLDINGS LIMITED                                                                      61,954
         42,181      JOY GLOBAL INCORPORATED                                                                             2,258,371
         35,101      KAYDON CORPORATION                                                                                  1,248,192
          2,500      KCI KONECRANES OYJ                                                                                     72,187
          9,000      KITZ CORPORATION                                                                                       42,897
         79,430      KOMATSU LIMITED                                                                                     1,560,298
          4,000      KOMORI CORPORATION                                                                                     42,573
          7,700      KONAMI CORPORATION                                                                                    128,452
         98,865      KUBOTA CORPORATION                                                                                    870,387
         52,215      LAM RESEARCH CORPORATION+                                                                           1,774,788
         20,594      LARSEN & TOUBRO LIMITED                                                                               720,790
         55,992      LENNOX INTERNATIONAL INCORPORATED                                                                   2,078,423
        438,000      LENOVO GROUP LIMITED                                                                                  252,625
         33,800      LEXMARK INTERNATIONAL INCORPORATED+                                                                   850,746
         23,120      LG PHILLIPS LCD COMPANY LIMITED                                                                       637,251
        235,375      LITE-ON TECHNOLOGY CORPORATION                                                                        315,258
          2,251      MAHARASHTRA SEAMLESS LIMITED                                                                           16,909
         11,000      MAKINO MILLING MACHINE COMPANY LIMITED                                                                 38,559
         11,200      MAKITA CORPORATION                                                                                    378,344
              1      MAKITA CORPORATION                                                                                         34
          3,910      MAN AG                                                                                                319,973
        164,705      MANITOWOC COMPANY INCORPORATED<<                                                                    1,617,403
          1,000      MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                             1,562
          2,000      MAX COMPANY LIMITED                                                                                    19,597
         72,300      MEDIA PRIMA BHD+                                                                                       36,443
         20,000      MEIDENSHA CORPORATION                                                                                  88,154
          3,000      MEITEC CORPORATION                                                                                     43,834
          2,000      MELCO HOLDINGS INCORPORATED                                                                            35,447
          4,985      METSO OYJ                                                                                             160,334
         85,738      MICROS SYSTEMS INCORPORATED+                                                                        2,405,808
          6,500      MISUMI GROUP INCORPORATED                                                                             118,510
         26,285      MISYS PLC                                                                                              88,126
         90,131      MITAC INTERNATIONAL CORPORATION                                                                        42,854
        178,000      MITSUBISHI ELECTRIC CORPORATION                                                                     1,256,131
        278,000      MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                   906,941
          6,300      MITSUI HIGH-TEC INCORPORATED                                                                           59,181
          3,000      MIURA COMPANY LIMITED                                                                                  79,824
            500      MODEC INCORPORATED                                                                                      9,567
          8,500      MORI SEIKI COMPANY LIMITED                                                                             78,176
         10,000      NABTESCO CORPORATION                                                                                  110,481
         35,000      NACHI-FUJIKOSHI CORPORATION                                                                            69,644
         48,585      NATIONAL OILWELL VARCO INCORPORATED                                                                 2,090,127
            149      NEC CORPORATION ADR                                                                                       377
          1,377      NEOPOST SA                                                                                            120,336
            900      NETUREN COMPANY LIMITED                                                                                 5,497
         10,000      NIDEC CORPORATION                                                                                     878,066
          6,000      NIPPON THOMPSON COMPANY LIMITED                                                                        28,667
            700      NITTO KOHKI COMPANY LIMITED                                                                            15,597

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         12,400      NOMURA RESEARCH INSTITUTE LIMITED                                                              $      261,370
         32,738      NORDSON CORPORATION                                                                                 1,755,084
         42,000      NTN CORPORATION                                                                                       158,399
         90,615      NUANCE COMMUNICATIONS INCORPORATED+                                                                 1,376,442
          2,380      OILES CORPORATION                                                                                      32,214
          1,500      OKAYA & COMPANY LIMITED                                                                                15,010
         15,000      OKUMA CORPORATION                                                                                      65,248
          1,000      ORGANO CORPORATION                                                                                      6,583
          3,095      ORMAT INDUSTRIES                                                                                       27,841
          9,500      OSG CORPORATION                                                                                        86,713
          2,063      OUTOTEC OYJ                                                                                            67,437
        154,567      PALM INCORPORATED+<<                                                                                1,686,326
         66,900      PARKER HANNIFIN CORPORATION                                                                         3,609,924
            956      PASON SYSTEMS INCORPORATED                                                                              9,955
         42,873      PENTAIR INCORPORATED                                                                                1,290,477
         90,500      PITNEY BOWES INCORPORATED                                                                           2,085,120
          3,061      PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                37,276
          1,108      RAMIRENT OYJ+                                                                                          11,330
          1,852      RHEINMETALL BERLIN                                                                                    110,679
         58,565      RICOH COMPANY LIMITED                                                                                 779,828
             44      RIETER HOLDING AG                                                                                      10,294
          3,700      RISO KAGAKU CORPORATION                                                                                29,021
        272,159      RITEK CORPORATION+                                                                                     66,139
          8,000      RYOBI LIMITED                                                                                          16,196
         51,761      SAGE GROUP PLC                                                                                        181,629
        147,000      SANYO ELECTRIC COMPANY LIMITED+                                                                       263,593
          1,100      SATO CORPORATION                                                                                       11,746
          1,005      SCHINDLER HOLDING SA                                                                                   74,841
         28,756      SCIENTIFIC GAMES CORPORATION CLASS A+                                                                 406,897
        211,307      SEAGATE TECHNOLOGY HOLDINGS                                                                         3,197,075
         13,200      SEIKO EPSON CORPORATION                                                                               204,475
         21,000      SHIHLIN ELECTRIC                                                                                       25,712
          2,500      SHIMA SEIKI MANUFACTURING LIMITED                                                                      47,692
         13,600      SIMPLETECH INCORPORATED+                                                                              168,504
          1,900      SINTOKOGIO LIMITED                                                                                     13,100
            976      SKF AB                                                                                                 16,184
          4,900      SMC CORPORATION                                                                                       550,995
         90,376      SMITH INTERNATIONAL INCORPORATED                                                                    2,456,420
        257,600      SONUS NETWORKS INCORPORATED+                                                                          561,568
          3,670      SPIRAX-SARCO ENGINEERING PLC                                                                           64,722
         20,200      SPX CORPORATION                                                                                     1,076,458
         34,130      STANLEY WORKS<<                                                                                     1,657,694
         48,000      SUMITOMO HEAVY INDUSTRIES LIMITED                                                                     214,901
         89,769      SUZLON ENERGY LIMITED                                                                                 152,076
          9,000      TADANO LIMITED                                                                                         40,190
         10,600      TDK CORPORATION                                                                                       553,054
         89,000      TECHTRONIC INDUSTRIES COMPANY                                                                          71,314
          2,505      THERMAX INDIA LIMITED                                                                                  32,126
         10,200      THK COMPANY LIMITED                                                                                   167,679
         33,263      TIMKEN COMPANY                                                                                        820,598
          1,200      TORI HOLDINGS COMPANY LIMITED                                                                             375
         38,167      TORO COMPANY                                                                                        1,520,573
         10,000      TOSHIBA MACHINE COMPANY LIMITED                                                                        35,169
          6,000      TOYO KANETSU K K                                                                                       12,425
        122,000      TPV TECHNOLOGY LIMITED                                                                                 69,736
         11,000      TSUBAKIMOTO CHAIN COMPANY                                                                              42,249
          2,000      UCHIDA YOKO COMPANY LIMITED                                                                             5,137
            500      UNION TOOL COMPANY                                                                                     13,217
        163,083      UNITED TRACTORS TBK PT                                                                                257,863
         51,376      VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                2,401,314
         29,567      WATSCO INCORPORATED                                                                                 1,483,081
          1,542      WINCOR NIXDORF AG                                                                                     106,508
        192,565      WISTRON CORPORATION                                                                                   353,666

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         60,864      WOODWARD GOVERNOR COMPANY                                                                      $    1,415,697
          2,900      YAMAZEN CORPORATION                                                                                     8,991
        114,845      YIEH PHUI ENTERPRISE                                                                                   43,184
          5,698      ZARDOYA-OTIS SA                                                                                       119,446
         24,539      ZEBRA TECHNOLOGIES CORPORATION+                                                                       652,983

                                                                                                                       159,443,089
                                                                                                                    --------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.54%
         18,483      ALLIANZ AG                                                                                          2,270,764
         43,758      ARTHUR J. GALLAGHER & COMPANY                                                                         980,179
          1,978      BALOISE HOLDING AG                                                                                    164,924
         26,836      BEAZLEY PLC+                                                                                           43,045
          1,000      D CARNEGIE & COMPANY AB                                                                                 2,553
          2,305      GRUPO CATALANA OCCIDENTE SA                                                                            50,878
            438      HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                                         21,335
         74,190      HUMANA INCORPORATED+                                                                                3,079,627
          4,079      JARDINE LLOYD THOMPSON GROUP PLC                                                                       28,277
        232,178      LEGAL & GENERAL GROUP PLC                                                                             295,443
         44,809      MARSH & MCLENNAN COMPANIES INCORPORATED                                                             1,010,443
         12,600      MATSUI SECURITIES COMPANY LIMITED                                                                      85,273
         64,600      MILLEA HOLDINGS INCORPORATED+                                                                       1,857,138
         82,300      QBE INSURANCE GROUP LIMITED                                                                         1,676,420
         87,512      STANDARD LIFE PLC                                                                                     299,593
         25,000      TOKYO TATEMONO COMPANY LIMITED                                                                         82,716
        236,757      TURKIYE GARANTI BANKASI AS                                                                            805,665
         36,511      UNIPOL SPA                                                                                             49,779
        144,353      UNUM GROUP                                                                                          2,748,481
          1,746      WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                          92,101
         72,524      WILLIS GROUP HOLDINGS LIMITED                                                                       1,969,027

                                                                                                                        17,613,661
                                                                                                                    --------------

INSURANCE CARRIERS: 3.55%
         28,084      ACE LIMITED                                                                                         1,367,972
          7,805      ADMIRAL GROUP PLC                                                                                     136,232
         61,295      AEGON NV                                                                                              440,584
         37,500      AETNA INCORPORATED                                                                                  1,091,625
         39,300      AFLAC INCORPORATED                                                                                  1,808,979
         41,000      AIOI INSURANCE COMPANY LIMITED                                                                        202,059
         15,670      AKSIGORTA AS                                                                                           46,146
              5      ALLIANZ AG ADR                                                                                             62
         15,452      ALLIED WORLD ASSURANCE HOLDINGS                                                                       738,451
         45,227      ALLSTATE CORPORATION                                                                                1,284,899
            127      AMB GENERALI HOLDING AG                                                                                13,618
        284,800      AMBAC FINANCIAL GROUP INCORPORATED<<                                                                  219,296
         33,284      AMERICAN FINANCIAL GROUP INCORPORATED                                                                 807,470
         56,320      AMERIGROUP CORPORATION+                                                                             1,335,347
         22,949      AMLIN PLC                                                                                             139,688
        165,562      AMP LIMITED                                                                                           937,125
         24,422      ARCH CAPITAL GROUP LIMITED+                                                                         1,705,632
         38,270      ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                          1,116,336
         54,467      ASSICURAZIONI GENERALI SPA                                                                          1,407,520
         51,436      ASSURANT INCORPORATED                                                                               1,572,399
         54,915      ASSURED GUARANTY LIMITED                                                                            1,245,472
        112,675      AVIVA PLC                                                                                             686,579
         84,092      AXA ASIA PACIFIC HOLDINGS LIMITED                                                                     446,715
         73,736      AXA SA                                                                                              1,757,101
         62,336      AXIS CAPITAL HOLDINGS LIMITED                                                                       1,744,785
         13,287      BRIT INSURANCE HOLDINGS PLC                                                                            40,351
         50,418      BROWN & BROWN INCORPORATED                                                                            899,961
         16,460      CATLIN GROUP LIMITED                                                                                   83,158

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
INSURANCE CARRIERS (continued)
         66,000      CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED                                         $      255,482
        137,176      CHINA LIFE INSURANCE COMPANY+                                                                          95,276
        755,000      CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                        3,779,847
         29,736      CHUBB CORPORATION                                                                                   1,490,963
        119,080      CIGNA CORPORATION                                                                                   3,820,086
         66,234      CINCINNATI FINANCIAL CORPORATION                                                                    1,690,292
          1,379      CNP ASSURANCES                                                                                        147,616
         60,516      DELPHI FINANCIAL GROUP CLASS A                                                                      1,322,880
         18,723      DISCOVERY HOLDINGS LIMITED                                                                             80,530
          5,030      DONGBU INSURANCE COMPANY LIMITED                                                                      144,913
         21,958      ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                  821,010
         13,890      ERIE INDEMNITY COMPANY                                                                                513,513
            728      EULER HERMES SA                                                                                        53,514
         24,997      EVEREST REINSURANCE GROUP LIMITED                                                                   2,127,495
            424      FBD HOLDINGS PLC                                                                                        4,266
        100,606      FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                          1,397,417
         35,695      FIRST AMERICAN CORPORATION                                                                          1,132,245
          1,751      FONDIARIA SAI SPA                                                                                      29,000
          1,309      FONDIARIA-SAI SPA                                                                                      14,624
          6,000      FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                            6,386
        209,544      GENWORTH FINANCIAL INCORPORATED                                                                     2,256,789
          6,000      GREAT EASTERN HOLDINGS LIMITED                                                                         59,306
         10,900      GREAT-WEST LIFECO INCORPORATED                                                                        250,140
          2,795      HANNOVER RUECKVERSICHERUNG AG                                                                         133,208
        168,982      HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                      4,133,300
         48,945      HCC INSURANCE HOLDINGS INCORPORATED                                                                 1,278,933
         45,200      HEALTH NET INCORPORATED+                                                                              959,144
            249      HELVETIA HOLDING AG+                                                                                   75,856
         49,092      HORACE MANN EDUCATORS CORPORATION                                                                     590,086
          8,230      HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                       140,139
          3,839      INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                       107,924
        145,567      INSURANCE AUSTRALIA GROUP LIMITED+                                                                    522,633
          3,775      INTACT FINANCIAL CORPORATION                                                                          133,237
         10,576      KOREA REINSURANCE COMPANY                                                                              84,495
         79,821      LEUCADIA NATIONAL CORPORATION                                                                       1,717,748
         24,831      LIBERTY HOLDINGS LIMITED                                                                              223,999
        111,560      LINCOLN NATIONAL CORPORATION                                                                        2,555,840
         65,600      MANULIFE FINANCIAL CORPORATION                                                                      1,146,166
         27,238      MAPFRE SA                                                                                             120,244
          4,073      MARKEL CORPORATION+                                                                                 1,380,747
         59,821      MAX CAPITAL GROUP LIMITED                                                                           1,303,500
        204,005      MBIA INCORPORATED<<                                                                                   705,857
          9,857      MEDIOLANUM SPA                                                                                         64,087
         11,535      MERCURY GENERAL CORPORATION                                                                           426,103
          1,194      MERITZ FIRE MARINE INSURANCE                                                                            7,332
         48,826      METLIFE INCORPORATED                                                                                1,669,361
        157,639      MGIC INVESTMENT CORPORATION<<                                                                         630,556
          8,878      MILANO ASSICURAZIONI SPA                                                                               25,408
         35,100      MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                                 921,761
        101,789      MONTPELIER RE HOLDINGS LIMITED                                                                      1,703,948
          8,022      MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                       1,257,906
            226      MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                739
         56,000      NIPPONKOA INSURANCE COMPANY LIMITED+                                                                  332,994
         25,000      NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                         124,075
        218,061      OLD MUTUAL PLC                                                                                        407,161
         98,785      OLD REPUBLIC INTERNATIONAL CORPORATION                                                              1,051,072
         24,670      PARTNERRE LIMITED                                                                                   1,900,577
        244,000      PICC PROPERTY & CASUALTY COMPANY LIMITED                                                              196,773
        142,000      PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                    1,324,714
         12,500      POWER CORPORATION OF CANADA/CANADA                                                                    311,612
          9,100      POWER FINANCIAL CORPORATION                                                                           237,200
        131,609      PRINCIPAL FINANCIAL GROUP INCORPORATED                                                              3,341,553
         35,451      PROASSURANCE CORPORATION+                                                                           1,887,766

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
INSURANCE CARRIERS (continued)
         53,700      PROGRESSIVE CORPORATION                                                                        $      900,549
        108,570      PROTECTIVE LIFE CORPORATION<<                                                                       1,795,748
         38,962      PRUDENTIAL FINANCIAL INCORPORATED                                                                   1,942,256
        102,151      PRUDENTIAL PLC                                                                                      1,051,144
         20,701      RLI CORPORATION                                                                                     1,043,951
        133,246      ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                              256,029
          4,359      SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                       757,239
        182,800      SANLAM LIMITED                                                                                        546,795
          6,775      SCOR REGROUPE                                                                                         165,159
         66,317      SELECTIVE INSURANCE GROUP INCORPORATED                                                              1,034,545
          2,035      SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                72,678
         78,000      SOMPO JAPAN INSURANCE INCORPORATED                                                                    489,079
          7,786      ST. JAMES'S PLACE PLC                                                                                  30,818
         62,179      STANCORP FINANCIAL GROUP INCORPORATED                                                               2,307,463
         16,400      STOREBRAND ASA                                                                                        113,248
         22,100      SUN LIFE FINANCIAL INCORPORATED                                                                       610,608
          1,075      SWISS LIFE HOLDING                                                                                    132,067
         13,945      SWISS REINSURANCE                                                                                     663,201
         21,800      T&D HOLDINGS INCORPORATED                                                                             504,396
         12,057      TAIWAN LIFE INSURANCE COMPANY LIMITED                                                                  11,428
         48,427      THE TRAVELERS COMPANIES INCORPORATED                                                                2,537,091
            650      TOPDANMARK AS+                                                                                         93,248
         36,091      TORCHMARK CORPORATION                                                                               1,569,237
         29,693      TOWER AUSTRALIA GROUP LIMITED                                                                          76,692
         43,286      TOWER GROUP INCORPORATED                                                                            1,068,298
         24,930      TRANSATLANTIC HOLDING INCORPORATED                                                                  1,347,217
          1,268      TRYGVESTA A/S                                                                                          87,754
         99,200      UNITEDHEALTH GROUP INCORPORATED                                                                     2,844,064
         57,923      UNITRIN INCORPORATED                                                                                1,292,262
         33,788      VALIDUS HOLDINGS LIMITED                                                                              895,377
         61,470      W.R. BERKLEY CORPORATION                                                                            1,518,924
         44,349      WELLCARE HEALTH PLANS INCORPORATED+                                                                 1,463,074
         40,200      WELLPOINT INCORPORATED+                                                                             2,172,006
        149,144      XL CAPITAL LIMITED CLASS A                                                                          2,730,827
          2,204      YAPI KREDI SIGORTA AS                                                                                  12,692
         46,528      ZENITH NATIONAL INSURANCE CORPORATION                                                               1,330,236
         12,540      ZURICH FINANCIAL SERVICES AG                                                                          272,118
          4,702      ZURICH FINANCIAL SERVICES AG                                                                        1,013,005

                                                                                                                       116,657,429
                                                                                                                    --------------

INSURANCE COMPANIES: 0.05%
            800      FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                    285,086
          2,500      INES CORPORATION                                                                                       20,968
         31,742      REINSURANCE GROUP OF AMERICA INCORPORATED                                                           1,476,003
              1      SANTAM LIMITED                                                                                              6

                                                                                                                         1,782,063
                                                                                                                    --------------

INTERNET SOFTWARE: 0.02%
             12      M3 INCORPORATED                                                                                        39,787
          4,539      NHN CORPORATION+                                                                                      722,149

                                                                                                                           761,936
                                                                                                                    --------------

INVESTMENT COMPANIES: 0.01%
            260      BB BIOTECH AG+                                                                                         18,702
         28,268      MARFIN INVESTMENT GROUP SA                                                                             89,136
         83,628      RESOLUTION LIMITED+                                                                                   116,252

                                                                                                                           224,090
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                     VALUE
LEATHER & LEATHER PRODUCTS: 0.17%
        131,886      COACH INCORPORATED                                                                             $    4,583,039
         56,367      TIMBERLAND COMPANY+                                                                                   941,329

                                                                                                                         5,524,368
                                                                                                                    --------------

LEGAL SERVICES: 0.09%
         54,588      FTI CONSULTING INCORPORATED+                                                                        2,525,241
          8,044      PRE-PAID LEGAL SERVICES INCORPORATED+                                                                 306,316

                                                                                                                         2,831,557
                                                                                                                    --------------

LEISURE: 0.00%
        151,000      GENTING HONG KONG LIMITED+                                                                             33,512
                                                                                                                    --------------

LEISURE, SPORTING & RECREATION: 0.00%
          1,319      BENETEAU SA+                                                                                           19,411
                                                                                                                    --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
         78,049      MACMAHON HOLDINGS LIMITED                                                                              41,461
         24,000      TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                               67,664
         72,293      TRANSURBAN GROUP                                                                                      361,525

                                                                                                                           470,650
                                                                                                                    --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.05%
         10,694      BABCOCK INTERNATIONAL GROUP                                                                           109,515
        162,500      BARITO PACIFIC TBK PT+                                                                                 21,999
          1,859      CANFOR CORPORATION+                                                                                    12,788
        154,195      LOUISIANA-PACIFIC CORPORATION                                                                         962,177
            694      PFLEIDERER AG                                                                                           7,253
          7,576      SINO-FOREST CORPORATION+                                                                              132,584
          1,176      TECNICAS REUNIDAS SA                                                                                   64,223
        149,257      TERRANOVA SA                                                                                           22,193
          8,910      TRAVIS PERKINS PLC                                                                                    111,106
          1,275      WEST FRASER TIMBER COMPANY LIMITED                                                                     38,054

                                                                                                                         1,481,892
                                                                                                                    --------------

MACHINE-DIVERSIFIED: 0.00%
          4,800      ATS AUTOMATION TOOLING SYSTEMS INCORPORATED+                                                           30,699
                                                                                                                    --------------

MANUFACTURING (SPECIALIZED): 0.00%
         40,000      ABILITY ENTERPRISE COMPANY LIMITED                                                                     74,956
                                                                                                                    --------------

MANUFACTURING INDUSTRIES: 0.01%
          7,973      JAIN IRRIGATION SYSTEMS LIMITED+                                                                      153,915
          3,100      SHIN-ETSU POLYMER COMPANY LIMITED                                                                      18,828

                                                                                                                           172,743
                                                                                                                    --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.51%
          2,200      A&D COMPANY LIMITED                                                                                     7,941
          2,819      AGFA-GEVAERT NV                                                                                        18,201
         40,300      AGILENT TECHNOLOGIES INCORPORATED+                                                                  1,165,476
         35,604      ALLERGAN INCORPORATED                                                                               2,069,661
          1,713      ALTANA AG                                                                                              38,016
         37,534      ARCELORMITTAL                                                                                       1,462,522
         31,093      ASPEN PHARMACARE HOLDINGS LIMITED                                                                     285,527
         27,958      BECKMAN COULTER INCORPORATED                                                                        1,816,152
         26,182      BECTON DICKINSON & COMPANY                                                                          1,958,414
         20,148      BIO-RAD LABORATORIES INCORPORATED+                                                                  1,948,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         26,000      BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                        $       13,526
        126,900      BOSTON SCIENTIFIC CORPORATION+                                                                      1,062,153
         61,773      CEPHEID INCORPORATED+                                                                                 764,750
          4,433      COCHLEAR LIMITED+                                                                                     256,929
          1,105      COLOPLAST AS CLASS B                                                                                  103,005
          5,271      COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                          107,521
         57,522      COOPER COMPANIES INCORPORATED                                                                       1,926,412
          2,700      COSEL COMPANY LIMITED                                                                                  30,049
         40,494      CR BARD INCORPORATED                                                                                3,329,012
         28,497      DANAHER CORPORATION                                                                                 2,021,007
         61,457      DENTSPLY INTERNATIONAL INCORPORATED                                                                 2,047,747
        319,802      EASTMAN KODAK COMPANY<<                                                                             1,295,198
            816      ELBIT IMAGING LIMITED                                                                                  18,792
          4,123      ELEKTA AB CLASS B                                                                                      94,033
         27,528      ESCO TECHNOLOGIES INCORPORATED                                                                        919,435
          3,600      ESPEC CORPORATION                                                                                      17,700
          8,394      ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                       486,956
         31,675      ESTERLINE TECHNOLOGIES CORPORATION+                                                                 1,279,353
         47,604      FISHER & PAYKEL HEALTHCARE CORPORATION                                                                108,434
         62,068      FLIR SYSTEMS INCORPORATED+                                                                          1,781,352
         52,642      FORMFACTOR INCORPORATED+                                                                              892,282
         50,178      FOSSIL INCORPORATED+                                                                                1,547,991
         43,100      FUJIFILM HOLDINGS CORPORATION                                                                       1,174,231
          1,200      FUKUDA DENSHI COMPANY LIMITED                                                                          31,930
          7,644      GETINGE AB                                                                                            155,368
         40,000      GOLDEN MEDITECH COMPANY LIMITED                                                                         9,290
         27,302      HAEMONETICS CORPORATION+                                                                            1,457,381
         15,114      HALMA PLC                                                                                              55,546
            900      HIOKI EE CORPORATION                                                                                   18,096
          1,100      HOGY MEDICAL COMPANY LIMITED                                                                           59,556
        111,294      HOLOGIC INCORPORATED+                                                                               1,610,424
         15,716      INTUITIVE SURGICAL INCORPORATED+                                                                    4,408,967
         42,856      ITRON INCORPORATED+                                                                                 2,605,216
         42,500      KONICA MINOLTA HOLDINGS INCORPORATED                                                                  391,370
          4,244      LARGAN PRECISION COMPANY LIMITED                                                                       50,911
          5,914      LUXOTTICA GROUP SPA                                                                                   147,233
         55,249      MASIMO CORPORATION+                                                                                 1,456,364
        129,523      MEDTRONIC INCORPORATED                                                                              5,496,956
         13,846      METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                          1,377,400
         22,946      MILLIPORE CORPORATION+                                                                              1,562,623
         11,000      MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                105,750
         65,667      NATIONAL INSTRUMENTS CORPORATION                                                                    1,873,480
          4,400      NIHON KOHDEN CORPORATION                                                                               77,728
         29,900      NIKON CORPORATION                                                                                     539,611
          4,600      NIPRO CORPORATION                                                                                      98,237
         14,700      OLYMPUS CORPORATION                                                                                   446,408
          5,932      OLYMPUS CORPORATION ADR                                                                               180,036
         21,244      ORBOTECH LIMITED+                                                                                     207,766
          4,268      ORION OYJ                                                                                              87,670
          5,000      OSAKI ELECTRIC COMPANY LIMITED                                                                         41,590
         69,000      OSIM INTERNATIONAL LIMITED                                                                             21,189
            800      PARAMOUNT BED COMPANY LIMITED                                                                          17,742
          3,500      PARIS MIKI INCORPORATED                                                                                28,262
         22,924      PHARMAXIS LIMITED+                                                                                     51,021
          1,821      PHONAK HOLDING AG                                                                                     216,283
         31,268      RESMED INCORPORATED+                                                                                1,571,842
         37,398      ROPER INDUSTRIES INCORPORATED<<                                                                     1,946,192
         21,000      SHIMADZU CORPORATION                                                                                  131,675
         14,168      SILEX SYSTEMS LIMITED+                                                                                 85,126
          9,655      SSL INTERNATIONAL PLC                                                                                 117,935
         39,706      ST. JUDE MEDICAL INCORPORATED+                                                                      1,457,607
         57,851      STERIS CORPORATION                                                                                  1,869,166
            396      STRAUMANN HOLDING AG                                                                                   97,063

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         35,208      STRYKER CORPORATION                                                                            $    1,774,483
            600      TAMRON COMPANY LIMITED                                                                                  5,706
            201      TECAN GROUP AG                                                                                         13,788
         40,172      TECHNE CORPORATION                                                                                  2,726,875
         38,142      TELEDYNE TECHNOLOGIES INCORPORATED+<<                                                               1,278,520
        219,108      TERADYNE INCORPORATED+                                                                              1,941,297
         15,200      TERUMO CORPORATION                                                                                    859,880
          5,000      TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                                     81,582
         47,400      THERMO FISHER SCIENTIFIC INCORPORATED+                                                              2,238,702
         59,627      THORATEC CORPORATION+                                                                               1,776,288
          2,574      TITAN INDUSTRIES LIMITED                                                                               74,066
          3,200      TOA MEDICAL ELECTRONICS COMPANY                                                                       172,883
          1,900      TOKYO SEIMITSU COMPANY LIMITED                                                                         20,816
          6,200      TOPCON CORPORATION                                                                                     34,142
         49,641      TRIMBLE NAVIGATION LIMITED+                                                                         1,108,484
         10,600      USHIO INCORPORATED                                                                                    178,792
         30,795      VARIAN INCORPORATED+                                                                                1,576,396
         39,865      WATERS CORPORATION+                                                                                 2,343,265
            696      WILLIAM DEMANT HOLDING+                                                                                50,134
          6,000      YAMATAKE CORPORATION                                                                                  126,122

                                                                                                                        82,594,119
                                                                                                                    --------------

MEDIA - COMMUNICATION: 0.11%
         65,900      BEC WORLD PCL                                                                                          43,015
        109,520      DIRECTV+                                                                                            3,464,118
          1,122      THOMSON REUTERS CORPORATION<<                                                                          35,579

                                                                                                                         3,542,712
                                                                                                                    --------------

MEDICAL EQUIPMENT & SUPPLIES: 0.07%
         38,948      INVACARE CORPORATION                                                                                  969,805
         38,716      NUVASIVE INCORPORATED+                                                                              1,256,334

                                                                                                                         2,226,139
                                                                                                                    --------------

MEDICAL MANAGEMENT SERVICES: 0.04%
         64,575      COVENTRY HEALTH CARE INCORPORATED+                                                                  1,456,166
                                                                                                                    --------------

MEDICAL PRODUCTS: 0.16%
         70,600      BAXTER INTERNATIONAL INCORPORATED                                                                   3,851,230
         50,914      ILLUMINA INCORPORATED+                                                                              1,472,433

                                                                                                                         5,323,663
                                                                                                                    --------------

MEMBERSHIP ORGANIZATIONS: 0.30%
          9,700      AEON COMPANY M BHD                                                                                     14,010
            700      AEON DELIGHT COMPANY LIMITED                                                                            9,248
          3,647      ARYZTA AG                                                                                             137,972
          1,700      ASAHI HOLDINGS INCORPORATED                                                                            28,517
          3,000      ASAHI ORGANIC CHEMICALS INDUSTRY COMPANY LIMITED                                                        6,872
              7      ATHRIS HOLDING AG+                                                                                      7,324
          8,000      ATSUGI COMPANY LIMITED                                                                                  9,810
            313      BAYWA AG+                                                                                              11,369
            128      BERNER KANTONALBANK AG                                                                                 29,080
            300      C UYEMURA & COMPANY LIMITED                                                                            10,308
        153,925      CALPINE CORPORATION+                                                                                1,711,646
         11,882      CESC LIMITED                                                                                           98,704
          7,702      CHARTER INTERNATIONAL PLC                                                                              91,798
        140,000      CHINA SHANSHUI CEMENT GROUP LIMITED                                                                    91,948
          6,000      CHINESE MARITIME TRANSPORT LIMITED                                                                     16,408
          8,904      CITYCON OYJ                                                                                            37,837

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
MEMBERSHIP ORGANIZATIONS (continued)
         21,347      COMPAGNIE FINANCIERE RICHEMONT SA                                                              $      690,279
          3,000      DESCENTE LIMITED                                                                                       15,791
            703      DEUTSCHE EUROSHOP AG                                                                                   25,545
          3,847      DOMINION RESOURCES BLACK WARRIOR                                                                       14,023
          2,979      EGYPTIAN FINANCIAL & INDUSTRIAL COMPANY                                                                10,546
         13,204      ESSAR SHIPPING PORTS & LOGISTICS LIMITED+                                                              17,472
         26,300      ESSO THAILAND PCL+                                                                                      4,588
            331      FIELMANN AG                                                                                            25,785
          7,329      FRESNILLO PLC                                                                                         101,640
          4,224      GRASIM INDUSTRIES LIMITED                                                                             216,204
         10,493      HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                                17,794
         33,431      IBERDROLA RENOVABLES                                                                                  160,133
            600      ICOM INCORPORATED                                                                                      12,702
          2,000      INAGEYA COMPANY LIMITED                                                                                21,842
         29,000      INDO TAMBANGRAYA MEGAH PT                                                                              88,028
         23,599      INFORMA PLC                                                                                           107,733
            959      INGENICO                                                                                               25,135
          1,100      INUI STEAMSHIP COMPANY LIMITED                                                                          8,144
         58,088      ISPAT INDUSTRIES LIMITED+                                                                              24,851
          3,484      JUMBO SA                                                                                               44,990
         35,000      JVC KENWOOD HOLDINGS INCORPORATED+                                                                     14,172
         20,400      LG TELECOM LIMITED                                                                                    143,860
          1,440      LOOMIS AB                                                                                              15,698
          4,000      LPI CAPITAL BHD                                                                                        15,304
         14,107      MAHINDRA & MAHINDRA LIMITED                                                                           312,180
          6,100      MEIJI HOLDINGS COMPANY LIMITED+                                                                       242,758
          1,664      MENORAH MIVTACHIM HOLDINGS LIMITED+                                                                    19,382
          2,000      NAKAMURAYA COMPANY LIMITED                                                                             10,851
          5,833      NATIONAL SOCIETE GENERALE BANK SAE                                                                     30,237
         16,285      NEW ZEALAND OIL & GAS LIMITED                                                                          19,131
          2,277      NFI EMPIK MEDIA & FASION SA+                                                                           12,332
            500      NICHIDEN CORPORATION                                                                                   12,003
          2,000      NIHON NOHYAKU COMPANY LIMITED                                                                          10,967
          3,300      NIPPON GAS COMPANY LIMITED                                                                             58,563
          2,400      PIGEON CORPORATION                                                                                    104,396
              8      PILOT CORPORATION                                                                                       9,459
          9,806      PROGRAMMED MAINTENANCE SERVICES LIMITED                                                                35,207
         29,594      REGUS PLC                                                                                              42,040
         16,498      REINET INVESTMENTS SCA+                                                                                25,064
        153,296      RELIANCE INDUSTRIES LIMITED                                                                         3,504,897
          1,457      RICHEMONT SA+                                                                                          22,013
          5,996      ROLTA INDIA LIMITED                                                                                    21,875
         43,913      RURAL ELECTRIFICATION CORPORATION LIMITED                                                             231,248
          6,333      SAI GLOBAL LIMITED                                                                                     20,591
          1,600      SANKEI BUILDING COMPANY LIMITED THE                                                                    11,902
            225      SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                               9,933
          2,000      SEKISUI JUSHI CORPORATION                                                                              16,890
          4,000      SENKO COMPANY LIMITED                                                                                  14,577
            500      SHINWA COMPANY LIMITED NAGOYA                                                                           7,057
          1,100      SHO-BOND HOLDINGS COMPANY LIMITED                                                                      20,399
         12,000      SHOWA SANGYO COMPANY LIMITED                                                                           41,092
          2,000      SINANEN COMPANY LIMITED                                                                                 8,815
          1,492      SONGA OFFSHORE SE+                                                                                      7,492
          2,000      TAIHEI DENGYO KAISHA LIMITED                                                                           19,829
          8,000      TECMO KOEI HOLDINGS COMPANY LIMITED                                                                    65,618
          1,300      TEMP HOLDINGS COMPANY LIMITED+                                                                         12,468
          6,200      TISCO FINANCIAL GROUP PCL                                                                               4,345
          1,000      TOKYO ENERGY & SYSTEMS INCORPORATED                                                                     6,860
          1,300      TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                           25,988
          2,000      TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION+                                                          25,775
          1,000      TSUKISHIMA KIKAI COMPANY LIMITED                                                                        5,981
         54,818      TURK TELEKOMUNIKASYON AS                                                                              157,843
         43,250      UEM LAND HOLDINGS BHD+                                                                                 18,996

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
MEMBERSHIP ORGANIZATIONS (continued)
          1,200      UNIPRES CORPORATION                                                                            $       16,950
          2,096      VISCOFAN SA                                                                                            53,472
        514,000      WELLING HOLDING LIMITED+                                                                               28,850
          3,790      WIRECARD AG                                                                                            48,145
         49,650      WPP PLC                                                                                               463,941
          1,000      YOMEISHU SEIZO COMPANY LIMITED                                                                          9,660
            600      YUSHIRO CHEMICAL INDUSTRY COMPANY LIMITED                                                               7,864

                                                                                                                         9,991,046
                                                                                                                    --------------

METAL FABRICATE, HARDWARE: 0.02%
        128,000      CHINA ZHONGWANG HOLDINGS LIMITED+                                                                     119,906
          3,001      MARTINREA INTERNATIONAL INCORPORATED+                                                                  23,032
         13,000      SHIN ZU SHING COMPANY LIMITED                                                                          60,397
         10,555      SILGAN HOLDINGS INCORPORATED                                                                          565,431
          1,100      TOCALO COMPANY LIMITED                                                                                 16,149

                                                                                                                           784,915
                                                                                                                    --------------

METAL MINING: 1.35%
          5,420      ADITYA BIRLA MINERALS LIMITED                                                                           6,851
          9,417      AFRICAN RAINBOW MINERALS LIMITED                                                                      202,074
          6,122      AGNICO EAGLE MINES LIMITED                                                                            381,682
          4,367      ALAMOS GOLD INCORPORATED+                                                                              48,867
          1,424      ALEXANDRIA MINERAL OILS COMPANY                                                                         9,716
        195,740      ALUMINA LIMITED                                                                                       276,089
         28,345      ANDEAN RESOURCES LIMITED+                                                                              65,941
        392,674      ANEKA TAMBANG TBK PT                                                                                   91,368
          6,456      ANGLO PLATINUM LIMITED                                                                                664,345
         38,036      ANGLOGOLD ASHANTI LIMITED                                                                           1,664,287
         32,941      AQUARIUS PLATINUM LIMITED                                                                             187,056
         12,662      AQUILA RESOURCES LIMITED+                                                                             126,757
          2,214      ASSORE LIMITED                                                                                        209,291
          6,389      AURIZON MINES LIMITED+                                                                                 31,237
         19,101      AVOCA RESOURCES LIMITED+                                                                               35,689
          3,268      BANRO CORPORATION+                                                                                      7,741
         39,900      BARRICK GOLD CORPORATION                                                                            1,695,958
          9,025      BHARAT FORGE LIMITED                                                                                   51,251
         12,500      BOLIDEN AB                                                                                            157,246
         15,600      CAMECO CORPORATION                                                                                    448,164
         66,898      CENTAMIN EGYPT LIMITED+                                                                               140,313
          2,753      CENTERRA GOLD INC COM+                                                                                 33,910
        156,000      CHINA MINING RESOURCES GROUP LIMITED+                                                                   5,334
         43,000      CHINA MOLYBDENUM COMPANY LIMITED                                                                       35,620
        278,043      CHINA RARE EARTH HOLDINGS LIMITED                                                                      59,555
         16,483      CIA DE MINAS BUENAVENTURA SA                                                                          669,389
         41,512      CIA MINERA MILPO SA                                                                                   107,347
        140,446      CIA VALE DO RIO DOCE                                                                                3,921,768
         38,864      COAL OF AFRICA LIMITED+                                                                                60,868
         95,658      COEUR D'ALENE MINES CORPORATION+<<                                                                  2,181,959
            629      COMPASS RESOURCES NL+                                                                                       0
          8,467      EASTERN PLATINUM LIMITED+                                                                               7,461
         28,674      EQUINOX MINERALS LIMITED+                                                                             105,959
            304      ERAMET                                                                                                 98,438
         11,000      EURASIAN NATURAL RESOURCES CORPORATION                                                                155,898
          8,718      EXXARO RESOURCES LIMITED                                                                              107,135
          5,242      FNX MINING COMPANY INCORPORATED+                                                                       57,119
         75,806      FORTESCUE METALS GROUP LIMITED+                                                                       292,303
        103,500      FOSUN INTERNATIONAL                                                                                    74,920
          4,488      FRANCO-NEVADA CORPORATION                                                                             120,854
          6,162      GABRIEL RESOURCES LIMITED+                                                                             23,880
          6,192      GAMMON LAKE RESOURCES INCORPORATED+                                                                    71,401

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
METAL MINING (continued)
         14,745      GINDALBIE METALS LIMITED+                                                                      $       12,492
         69,545      GOLD FIELDS LIMITED                                                                                 1,015,239
         29,636      GOLDCORP INCORPORATED                                                                               1,237,501
          5,832      GOLDEN STAR RESOURCES LIMITED+                                                                         22,159
        401,646      GRUPO MEXICO SAB DE CV                                                                                943,605
          1,859      GUYANA GOLDFIELDS INCORPORATED+                                                                        12,594
         35,754      HARMONY GOLD MINING COMPANY LIMITED                                                                   395,925
        300,026      HECLA MINING COMPANY+<<                                                                             1,983,172
         52,103      HINDALCO INDUSTRIES LIMITED                                                                           154,690
          6,164      HUDBAY MINERALS INCORPORATED+                                                                          85,329
         14,425      IAMGOLD CORPORATION                                                                                   271,853
         34,785      ILUKA RESOURCES LIMITED                                                                               114,376
         63,475      IMPALA PLATINUM HOLDINGS LIMITED                                                                    1,472,226
          9,187      INDEPENDENCE GROUP NL                                                                                  40,473
         13,243      INDOPHIL RESOURCES NL+                                                                                 14,373
          2,006      INMET MINING CORPORATION                                                                              120,409
        247,428      INTERNATIONAL NICKEL INDONESIA TBK                                                                     90,283
         10,919      IVANHOE MINES LIMITED+                                                                                129,116
        115,718      JSC MMC NORILSK NICKEL ADR                                                                          1,591,123
         12,681      KAGARA ZINC LIMITED+                                                                                   12,079
          3,557      KATANGA MINING LIMITED+                                                                                 2,359
          8,413      KAZAKHMYS PLC                                                                                         170,650
         12,129      KGHM POLSKA MIEDZ SA                                                                                  472,075
          8,964      KINGSGATE CONSOLIDATED LIMITED                                                                         79,967
         27,269      KINROSS GOLD CORPORATION                                                                              543,106
          1,467      KOREA ZINC COMPANY LIMITED                                                                            269,354
            260      LABRADOR IRON ORE ROYALTY INCOME FUND                                                                   9,485
         30,270      LAFARGE MALAYAN CEMENT BHD                                                                             54,874
          5,678      LONMIN PLC                                                                                            165,801
         21,355      LUNDIN MINING CORPORATION+                                                                             93,077
          2,676      MEDINET NASR HOUSING                                                                                   12,347
         62,536      MINARA RESOURCES LIMITED                                                                               46,394
         16,028      MINCOR RESOURCES NL                                                                                    29,140
          4,880      MINEFINDERS CORPORATION+                                                                               52,619
          3,262      MIRABELA NICKEL LIMITED+                                                                                7,648
         46,000      MITSUI MINING & SMELTING COMPANY LIMITED                                                              113,350
         39,797      MOUNT GIBSON IRON LIMITED+                                                                             56,498
         36,942      MURCHISON METALS LIMITED+                                                                              57,520
         39,353      NEWCREST MINING LIMITED                                                                             1,326,037
         55,464      NEWMONT MINING CORPORATION<<                                                                        2,975,089
          2,560      NEWMONT MINING CORPORATION OF CANADA LIMITED                                                          137,314
          1,000      NICOX SA+                                                                                               8,593
         10,000      NIPPON DENKO COMPANY LIMITED                                                                           59,232
         79,000      NIPPON LIGHT METAL COMPANY LIMITED+                                                                    67,631
          3,000      NITTETSU MINING COMPANY LIMITED                                                                        13,188
         16,768      NORTHAM PLATINUM LIMITED                                                                               90,124
          2,200      NORTHERN DYNASTY MINERALS+                                                                             16,051
        306,000      OCEAN GRAND HOLDINGS LIMITED+                                                                          39,878
         28,126      OM HOLDINGS LIMITED                                                                                    47,915
         11,213      OSISKO MINING CORPORATION+                                                                             81,595
        228,201      OZ MINERALS LIMITED                                                                                   254,991
         14,000      PACIFIC METALS COMPANY LIMITED                                                                         90,861
          4,143      PAN AMERICAN SILVER CORPORATION+                                                                      103,477
         11,002      PIONEERS HOLDING                                                                                       14,142
         13,700      PUNCAK NIAGA HOLDING BHD                                                                               13,044
         12,593      QUEST CAPITAL CORPORATION                                                                              13,722
          9,634      RESOLUTE MINING LIMITED+                                                                               10,191
         35,767      RIO TINTO LIMITED                                                                                   2,347,530
         56,603      RIO TINTO PLC                                                                                       2,875,446
         18,371      RIVERSDALE MINING LIMITED+                                                                            104,321
         16,542      ROYAL GOLD INCORPORATED                                                                               890,290
         21,272      SALLY MALAY MINING LIMITED                                                                             46,759
         40,261      SESA GOA LIMITED                                                                                      318,738

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
METAL MINING (continued)
         13,540      SHERRITT INTERNATIONAL CORPORATION                                                             $       86,084
          3,223      SILVER STANDARD RESOURCES INCORPORATED+                                                                69,261
         12,370      SILVER WHEATON CORPORATION+                                                                           198,783
          8,391      SILVERCORP METALS INCORPORATED                                                                         62,253
          3,244      SOCIEDAD MINERA CERRO VERDE SA                                                                         78,894
          3,920      SOCIEDAD MINERA EL BROCAL SA                                                                           59,188
         24,344      SOUTHERN COPPER CORPORATION<<                                                                         848,145
         53,000      STRAITS ASIA RESOURCES LIMITED                                                                         84,632
         11,000      SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                                 8,908
         46,000      SUMITOMO METAL MINING COMPANY LIMITED                                                                 754,604
          2,700      SUMITOMO TITANIUM CORPORATION                                                                          64,970
         42,782      SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                   5,878
          6,222      SYLVANIA RESOURCES LIMITED+                                                                             4,388
         18,908      TECK COMINCO INCORPORATED LIMITED                                                                     653,739
          6,878      THOMPSON CREEK METALS COMPANY INCORPORATED+                                                            81,853
         80,000      TIMAH TBK PT                                                                                           15,992
          1,200      TOHO TITANIUM COMPANY LIMITED                                                                          14,493
         47,000      TON YI INDUSTRIAL CORPORATION                                                                          17,308
         22,182      UNITED PHOSPHORUS LIMITED                                                                              71,222
         18,762      URANIUM ONE INCORPORATED+                                                                              53,687
         99,456      VOLCAN CIA MINERA SAA                                                                                 121,860
         13,015      WESTERN AREAS NL+                                                                                      62,106
         77,463      XSTRATA PLC                                                                                         1,362,273
         28,985      YAMANA GOLD INCORPORATED                                                                              384,215
        418,000      ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                            437,953

                                                                                                                        44,197,170
                                                                                                                    --------------

MINING: 0.04%
          8,600      CONS THOMPSON IRON MINES LTD COM+                                                                      45,551
          3,036      CORRIENTE RESOURCES COMM+                                                                              17,835
          1,265      DENISON MINES CORPORATION+                                                                              1,750
         15,764      ELDORADO GOLD CORP COM+                                                                               209,858
          6,327      EUROPEAN GOLDFIELDS LIMITED COMMON STOCK+                                                              43,763
          3,028      FIRST QUANTUM MINERALS LIMITED                                                                        236,209
          4,776      FRONTEER DEVELOPMENT  GROUP INCORPOTATED+                                                              19,776
         47,917      HINDALCO INDUSTRIES LIMITED++                                                                         142,313
         14,400      NEW GOLD INCORPORATED+                                                                                 50,483
         15,900      NORTHGATE MINERALS CORPORATION+                                                                        50,620
          4,131      NOVAGOLD RESOURCES INCORPORATED+                                                                       23,133
          6,433      PETROPAVLOVSK PLC                                                                                     130,593
         15,500      REAL GOLD MINING LIMITED+                                                                              28,360
          9,803      RED BACK MINING INCORPORATED+                                                                         142,113
          2,100      SEABRIDGE GOLD INCORPORATED+                                                                           53,405

                                                                                                                         1,195,762
                                                                                                                    --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.50%
            588      ABER DIAMOND CORPORATION                                                                                5,566
        275,382      BHP BILLITON LIMITED                                                                               10,416,786
        345,966      BOART LONGYEAR GROUP                                                                                   99,814
         10,296      BRADKEN LIMITED                                                                                        66,954
         23,000      DOWA MINING COMPANY LIMITED                                                                           122,929
        101,100      DYNASTY CERAMIC PCL                                                                                    86,670
         15,474      HINDUSTAN ZINC LIMITED                                                                                400,165
        144,000      JIANGXI COPPER COMPANY LIMITED                                                                        367,523
        110,078      LIHIR GOLD LIMITED                                                                                    362,955
        123,511      LYNAS CORPORATION LIMITED+                                                                             68,440
         25,733      MINSUR SA                                                                                              55,378
        102,000      MITSUBISHI MATERIALS CORPORATION                                                                      243,082
        277,000      MONGOLIA ENERGY COMPANY LIMITED+                                                                      167,986
         11,900      POTASH CORPORATION OF SASKATCHEWAN                                                                  1,329,363

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (continued)
          5,113      QUADRA MINING LIMITED+                                                                         $       59,540
          3,272      RANDGOLD RESOURCES LIMITED                                                                            277,482
        125,356      ST BARBARA LIMITED+                                                                                    39,611
          3,800      STRAITS RESOURCES LIMITED                                                                               5,725
         46,645      VULCAN MATERIALS COMPANY                                                                            2,261,354

                                                                                                                        16,437,323
                                                                                                                    --------------

MINING - DIVERSIFIED: 0.00%
         10,481      EXTRACT RESOURCES LIMITED+                                                                             75,164
                                                                                                                    --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.17%
          5,137      AALBERTS INDUSTRIES NV                                                                                 66,652
            307      ADVANCED METALLURGICAL GROUP NV+                                                                        3,679
          6,434      AFRICAN OXYGEN LIMITED                                                                                 19,550
          1,791      AHLSTROM OYJ                                                                                           25,414
         15,100      ALFA LAVAL AB                                                                                         201,325
        413,000      ALLIANCE GLOBAL GROUP INCORPORATED+                                                                    37,176
          5,200      AMANO CORPORATION                                                                                      44,095
          5,981      AREVA T&D INDIA LIMITED                                                                                37,469
          1,485      BHARAT ELECTRONICS LIMITED+                                                                            57,291
         81,493      CALLAWAY GOLF COMPANY                                                                                 584,305
          5,017      CAMPBELL BROTHERS LIMITED                                                                             128,662
          4,923      CHEIL INDUSTRIES INCORPORATED                                                                         211,264
         25,200      CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                         4,617
         60,126      CIPLA LIMITED INDIA                                                                                   413,637
            147      CLEARWATER PAPER CORPORATION+                                                                           7,222
          4,800      CMK CORPORATION                                                                                        27,598
          6,846      COLGATE PALMOLIVE INDIA LIMITED+                                                                      101,185
         12,635      COOKSON GROUP PLC                                                                                      80,337
         10,280      CUMMINS INDIA LIMITED                                                                                  86,379
         26,580      DABUR INDIA LIMITED                                                                                    90,143
          7,000      DELONG HOLDINGS LIMITED                                                                                 4,855
          2,874      DOOSAN CORPORATION                                                                                    173,261
          5,736      ELSWEDY CABLES HOLDING COMPANY                                                                         63,584
         43,992      EXIDE INDUSTRIES LIMITED+                                                                             102,473
        365,314      FUTURIS CORPORATION LIMITED                                                                            50,189
         47,000      GALAXY ENTERTAINMENT GROUP LIMITED+                                                                    20,377
         25,200      GIANT MANUFACTURING COMPANY LIMITED                                                                    67,740
         13,163      GINTECH ENERGY CORPORATION+                                                                            37,059
          5,300      GLORY LIMITED                                                                                         113,186
          6,628      GODREJ INDUSTRIES LIMITED                                                                              28,940
          3,402      GRASIM INDUSTRIES LIMITED                                                                             174,130
         28,791      GWA INTERNATIONAL LIMITED                                                                              74,099
         54,787      HASBRO INCORPORATED                                                                                 1,624,435
         80,000      HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                            574,448
         78,505      HILLENBRAND INCORPORATED                                                                            1,436,642
         20,127      HILLS INDUSTRIES LIMITED                                                                               35,947
        237,835      IDT INTERNATIONAL LIMITED+                                                                              6,199
         14,858      IMI PLC                                                                                               120,210
        127,402      INCITEC PIVOT LIMITED                                                                                 332,561
         14,879      INDIA CEMENTS LIMITED                                                                                  35,714
         10,423      INDUSTRIAS PENOLES SAB DE CV                                                                          242,865
         31,741      INVENSYS PLC                                                                                          146,208
        117,000      ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                  188,142
            261      ITALMOBILIARE SPA                                                                                       8,293
          2,900      JAPAN CASH MACHINE COMPANY LIMITED                                                                     26,605
        236,104      JOHNSON & JOHNSON                                                                                  14,836,775
          5,054      JUBILANT ORGANOSYS LIMITED                                                                             32,813
        133,000      KAWASAKI HEAVY INDUSTRIES LIMITED                                                                     323,114
          1,354      KOOR INDUSTRIES LIMITED                                                                                37,815
            626      KRONES AG                                                                                              31,451

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
            469      LEONI AG                                                                                       $       10,662
          5,360      LUPIN LIMITED                                                                                         158,478
        157,595      MATTEL INCORPORATED                                                                                 3,066,799
          2,109      MELROSE PLC+                                                                                            6,266
          1,200      MITSUBISHI PENCIL COMPANY LIMITED                                                                      14,854
          5,500      MITSUI MINING COMPANY LIMITED                                                                           6,299
         11,505      MORGAN CRUCIBLE COMPANY                                                                                28,144
          7,106      MOSER BAER INDIA LIMITED+                                                                              11,954
            400      NAKANISHI INCORPORATED                                                                                 34,012
         27,321      NATIONAL ALUMINIUM COMPANY LIMITED                                                                    221,699
         16,647      NEW HOPE CORPORATION LIMITED                                                                           65,562
          9,000      NIKKISO COMPANY LIMITED                                                                                46,020
         97,000      NINE DRAGONS PAPER HOLDINGS LIMITED                                                                   176,977
         11,000      NIPPON CARBON COMPANY LIMITED                                                                          31,687
          4,000      NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                  31,097
          4,916      NOBEL BIOCARE HOLDING AG                                                                              146,092
        147,600      NOBLE GROUP LIMITED                                                                                   330,607
         31,589      ORKLA ASA                                                                                             290,548
          5,400      PTT CHEMICAL PCL                                                                                       11,370
         46,602      RELIANCE INDUSTRIES LIMITED<<++                                                                     2,129,711
            386      RHI AG+                                                                                                 9,505
            638      RICHTER GEDEON PLC                                                                                    148,014
            100      ROCKWOOL INTERNATIONAL AS                                                                              10,694
          4,800      SANRIO COMPANY LIMITED                                                                                 39,037
          1,200      SECO TOOLS                                                                                             14,846
         16,100      SEGA SAMMY HOLDINGS INCORPORATED                                                                      203,764
          6,800      SHIMANO INCORPORATED                                                                                  283,989
          3,781      SHREE PRECOATED SHS+                                                                                    1,219
          1,621      SHREE PRECOATED STEELS LIMITED                                                                          7,651
         33,369      SIEMENS AG                                                                                          3,269,869
        180,000      SINGAMAS CONTAINER HOLDING                                                                             29,497
          3,922      SOLARWORLD AG                                                                                          88,748
            750      SULZER AG                                                                                              59,734
          8,100      TOMY COMPANY LIMITED                                                                                   69,624
         12,469      TRELLEBORG AB CLASS B                                                                                  84,956
         40,056      TYCO INTERNATIONAL LIMITED                                                                          1,436,809
          7,265      UNITED SPIRITS LIMITED                                                                                197,536
         16,162      VIDEOCON INDUSTRIES LIMITED                                                                            80,871
          3,839      WARTSILA OYJ CLASS B                                                                                  143,247
         82,153      WESFARMERS LIMITED                                                                                  2,240,772
        120,000      YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                             106,647
            351      ZAKLADY AZOTOWE PULAWY SA                                                                               9,124

                                                                                                                        38,533,121
                                                                                                                    --------------

MISCELLANEOUS REPAIR SERVICES: 0.01%
        112,944      MACQUARIE AIRPORTS GROUP                                                                              275,165
                                                                                                                    --------------

MISCELLANEOUS RETAIL: 1.02%
          3,800      ARCS COMPANY LIMITED+                                                                                  54,116
            307      AXEL SPRINGER AG                                                                                       33,467
         49,044      BARNES & NOBLE INCORPORATED                                                                         1,144,687
         48,000      BEIJING ENTERPRISES HOLDINGS LIMITED                                                                  326,088
         10,808      BRITVIC PLC                                                                                            69,805
        114,000      CHINA RESOURCES ENTERPRISE LIMITED                                                                    356,707
        113,000      CITIC PACIFIC LIMITED                                                                                 298,901
         10,660      COMERCIAL SIGLO XXL SA                                                                                 56,112
         50,127      COSTCO WHOLESALE CORPORATION                                                                        3,003,109
         15,200      CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                               93,725
        167,076      CVS CORPORATION                                                                                     5,181,027
         93,355      DICK'S SPORTING GOODS INCORPORATED+                                                                 1,938,050
         69,226      DILLARD'S INCORPORATED                                                                              1,176,150

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
MISCELLANEOUS RETAIL (continued)
         37,175      DOLLAR TREE INCORPORATED+                                                                      $    1,820,460
            562      DOUGLAS HOLDING AG                                                                                     28,489
         29,710      EXPRESS SCRIPTS INCORPORATED+                                                                       2,549,118
          8,907      FAES FARMA SA                                                                                          50,488
          8,378      FOSCHINI LIMITED                                                                                       64,263
          1,100      FUJI COMPANY LIMITED                                                                                   23,161
             22      GEO COMPANY LIMITED                                                                                    24,586
          4,400      HEIWADO COMPANY LIMITED                                                                                53,957
          6,422      HMV GROUP PLC                                                                                          11,685
         23,070      INDIABULLS FINANCIAL SERVICES LIMITED                                                                  63,211
          4,706      INMOBILIARIA COLONIAL SA+                                                                               1,046
         30,900      ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                    265,245
          7,200      IZUMI COMPANY LIMITED                                                                                  91,624
          2,679      JEAN COUTU GROUP PJC INCORPORATED/THE                                                                  23,455
         10,000      KASUMI COMPANY LIMITED                                                                                 50,555
          3,800      MARUBUN CORPORATION                                                                                    23,255
         21,545      MARVEL ENTERTAINMENT INCORPORATED+                                                                  1,121,417
         19,269      MASSMART HOLDINGS LIMITED                                                                             219,154
         46,994      MSC INDUSTRIAL DIRECT COMPANY                                                                       2,157,025
          3,324      N BROWN GROUP PLC                                                                                      13,944
          5,988      NATURA COSMETICOS SA                                                                                  114,439
        346,000      OFFICE DEPOT INCORPORATED+                                                                          2,124,440
        103,000      PARKSON RETAIL GROUP LIMITED                                                                          171,444
         17,198      PRICELINE.COM INCORPORATED+                                                                         3,682,436
        760,889      RITE AID CORPORATION+<<                                                                               973,938
          2,500      RYOHIN KEIKAKU COMPANY LIMITED                                                                        102,383
         14,000      SA SA INTERNATIONAL HOLDINGS LIMITED                                                                    8,815
          4,000      SATORI ELECTRIC COMPANY LIMITED                                                                        23,508
            940      SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                              46,479
          8,500      SHOPPERS DRUG MART CORPORATION                                                                        348,086
          9,660      SK NETWORKS COMPANY LIMITED                                                                            85,568
         82,800      STAPLES INCORPORATED                                                                                1,930,896
          1,375      STOCKMANN OYJ ABP                                                                                      38,051
        101,400      SUMITOMO CORPORATION                                                                                  997,108
          2,400      THE DAIEI INCORPORATED+                                                                                 8,413
          2,000      THE MARUETSU INCORPORATED                                                                               9,463
          3,327      UBISOFT ENTERTAINMENT+                                                                                 50,681
         15,800      UNY COMPANY LIMITED                                                                                   114,241
         70,975      WOOLWORTHS HOLDINGS LIMITED                                                                           159,586

                                                                                                                        33,378,057
                                                                                                                    --------------

MISCELLANEOUS SERVICES: 0.05%
         21,797      DUN & BRADSTREET CORPORATION                                                                        1,713,026
         47,471      INVERSIONES AGUAS METROPOLITANAS SA                                                                    56,292

                                                                                                                         1,769,318
                                                                                                                    --------------

MOTION PICTURES: 0.45%
          2,449      ASTRAL MEDIA INCORPORATED                                                                              73,326
         35,467      AVID TECHNOLOGY INCORPORATED+                                                                         422,057
         55,356      DISCOVERY COMMUNICATIONS INCORPORATED+                                                              1,768,624
         74,875      DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                      2,506,066
          3,000      ESUN HOLDINGS LIMITED+                                                                                    406
        484,500      GLOBAL MEDIACOM TBK PT                                                                                 11,273
        154,851      NEWS CORPORATION CLASS A                                                                            1,774,592
         37,600      NEWS CORPORATION CLASS B                                                                              514,744
        101,812      TIME WARNER INCORPORATED                                                                            3,127,666
          9,561      TVN SA PLN                                                                                             43,012
        148,233      WALT DISNEY COMPANY                                                                                 4,479,601

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
MOTION PICTURES (continued)
         34,653      ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                          $      189,413

                                                                                                                        14,910,780
                                                                                                                    --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.39%
         28,767      ARKANSAS BEST CORPORATION                                                                             708,244
        225,690      ASCIANO GROUP                                                                                         342,104
          5,767      CONTAINER CORPORATION OF INDIA                                                                        146,261
          8,280      DSV A/S                                                                                               147,519
         28,000      EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                                23,363
          8,512      FORD OTOMOTIV SANAYI AS                                                                                47,626
         19,000      FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                  96,055
         11,000      GOODPACK LIMITED                                                                                        8,822
          4,600      HITACHI TRANSPORT SYSTEM LIMITED                                                                       64,285
         39,200      J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                           1,248,912
         55,390      LANDSTAR SYSTEM INCORPORATED                                                                        2,067,155
          3,167      MAINFREIGHT LIMITED                                                                                    12,477
         12,000      MITSUBISHI LOGISTICS CORPORATION                                                                      126,608
         29,280      MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                           341,710
          7,000      NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                 74,584
         32,487      OLD DOMINION FREIGHT LINE+<<                                                                          860,256
         28,000      SANKYU INCORPORATED                                                                                   134,752
         13,000      SEINO HOLDINGS COMPANY LIMITED                                                                         94,748
          2,000      SHIBUSAWA WAREHOUSE COMPANY LIMITED THE                                                                 5,784
         81,600      UNITED PARCEL SERVICE INCORPORATED CLASS B                                                          4,689,552
         63,836      WERNER ENTERPRISES INCORPORATED                                                                     1,191,180
         35,500      YAMATO HOLDINGS COMPANY LIMITED                                                                       492,006

                                                                                                                        12,924,003
                                                                                                                    --------------

MULTI MEDIA: 0.00%
          4,752      THOMSON REUTERS CORPORATION+                                                                          138,405
                                                                                                                    --------------

MUSEUM, ART GALLERIES & BOTANICAL & ZOOLOGY GARDENS: 0.00%
         13,400      ELECTRICITY GENERATING PCL                                                                             31,641
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.52%
          8,400      AEON CREDIT SERVICE COMPANY LIMITED                                                                    85,322
         75,497      AMERICREDIT CORPORATION+<<                                                                          1,392,920
              1      APOLLO INVESTMENT CORPORATION                                                                              10
          1,251      BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                                 7,861
         51,812      CAPITAL ONE FINANCIAL CORPORATION                                                                   1,987,508
        327,545      CAPITAL SOURCE INCORPORATED                                                                         1,202,090
          9,852      CATTLES PLC                                                                                             1,135
         36,400      CEDYNA FINANCIAL CORPORATION                                                                           68,218
          3,800      CENTURY LEASING SYSTEM INCORPORATED                                                                    39,081
         31,663      CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                           118,611
         13,726      CREDIT SAISON COMPANY LIMITED                                                                         151,805
        238,373      DISCOVER FINANCIAL SERVICES                                                                         3,685,247
         18,712      FINANSBANK AS TURKEY+                                                                                  70,409
        508,064      FIRST FINANCIAL HOLDING COMPANY LIMITED                                                               300,774
        229,900      FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                1,044,851
          1,800      FUYO GENERAL LEASE COMPANY LIMITED                                                                     40,294
         19,803      HDFC BANK LIMITED                                                                                     751,947
          2,000      HULAMIN LIMITED                                                                                         3,754
          2,700      IBJ LEASING COMPANY LIMITED                                                                            49,352
         53,370      IFCI LIMITED                                                                                           60,639
        103,528      INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                    369,242
         10,364      INTERNATIONAL PERSONAL FINANCE PLC                                                                     33,929
            440      MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                             2,416
          5,280      MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                             158,510
          8,380      ORIX CORPORATION                                                                                      579,736

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
            263      ORIX CORPORATION ADR                                                                           $        9,084
         74,678      PEOPLE'S UNITED FINANCIAL INCORPORATED                                                              1,216,505
          9,017      POWER FINANCE CORPORATION LIMITED                                                                      48,686
         12,150      PROMISE COMPANY LIMITED                                                                                81,244
          6,375      PROVIDENT FINANCIAL PLC                                                                                92,867
         15,371      PUNJAB NATIONAL BANK LIMITED                                                                          298,498
            600      RICOH LEASING COMPANY LIMITED                                                                          12,453
          4,897      SAMSUNG CARD COMPANY LIMITED                                                                          206,779
         13,510      SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                             123,526
        203,500      SLM CORPORATION+                                                                                    2,232,395
          9,810      TAKEFUJI CORPORATION                                                                                   47,438
        356,069      TRANSCEND INFORMATION INCORPORATED                                                                    221,305
         32,635      TURKIYE HALK BANKASI AS                                                                               193,277

                                                                                                                        16,989,718
                                                                                                                    --------------

OFFICE EQUIPMENT: 0.02%
         75,400      XEROX CORPORATION                                                                                     580,580
                                                                                                                    --------------

OIL & GAS: 0.05%
         60,529      ATLAS ENERGY INCORPORATED                                                                           1,555,595
          1,770      PETROBRAS ENERGIA SA                                                                                   29,664

                                                                                                                         1,585,259
                                                                                                                    --------------

OIL & GAS EXPLORATION: 0.08%
          2,365      BAYTEX ENERGY TRUST                                                                                    60,884
          4,522      BIRCHCLIFF ENERGY LIMITED+                                                                             32,006
          3,252      DAYLIGHT RES TRUST                                                                                     27,732
         30,707      ENCANA CORP COM                                                                                     1,645,911
          4,802      GRAN TIERRA ENERGY INCORPORATED+                                                                       27,345
          3,100      NAL OIL & GAS TRUST                                                                                    37,362
          1,892      NIKO RES LTD COM                                                                                      158,366
          5,341      PA RESOURCES AB+                                                                                       19,996
          3,000      PETROBAKKEN ENERGY LIMITED                                                                             85,645
         37,200      PTT EXPLORATION & PRODUCTION PCL                                                                      146,025
         46,519      W&T OFFSHORE INCORPORATED                                                                             481,472

                                                                                                                         2,722,744
                                                                                                                    --------------

OIL & GAS EXTRACTION: 4.71%
            845      ABAN OFFSHORE LIMITED                                                                                  22,938
          8,522      ADVANTAGE OIL & GAS LIMITED                                                                            48,771
            520      ALTAGAS INCORPORATEDOME TRUST                                                                           8,972
         57,300      ANADARKO PETROLEUM CORPORATION                                                                      3,411,069
          2,300      AOC HOLDINGS INCORPORATED                                                                              13,437
         28,393      APACHE CORPORATION                                                                                  2,705,285
         40,567      ARENA RESOURCES INCORPORATED+                                                                       1,658,785
          2,484      ARKEMA                                                                                                 93,694
         47,050      ARROW ENERGY NL+                                                                                      168,063
         59,183      ATWOOD OCEANICS INCORPORATED+                                                                       2,230,015
         41,681      AUSTRALIAN WORLDWIDE EXPLORATION LIMITED                                                              102,311
         10,655      BANKERS PETROLEUM LIMITED+                                                                             52,903
         37,587      BASF AG                                                                                             2,266,582
        101,299      BEACH PETROLEUM LIMITED                                                                                77,935
         50,250      BERRY PETROLEUM COMPANY CLASS A                                                                     1,373,333
        136,996      BG GROUP PLC+                                                                                       2,485,854
          7,899      BHARAT PETROLEUM CORPORATION LIMITED                                                                  100,209
         41,749      BILL BARRETT CORPORATION+                                                                           1,191,934
        127,800      BJ SERVICES COMPANY                                                                                 2,400,084
          3,117      BONAVISTA ENERGY TRUST                                                                                 61,785
          1,897      BOURBON SA                                                                                             72,261

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
OIL & GAS EXTRACTION (continued)
        767,555      BP PLC                                                                                         $    7,255,499
          4,750      BURU ENERGY LIMITED+                                                                                      870
          5,445      CAIRN ENERGY PLC+                                                                                     275,893
        149,628      CAIRN INDIA LIMITED+                                                                                  895,388
            425      CALFRAC WELL SERVICES LIMITED                                                                           7,667
         10,780      CALTEX AUSTRALIA LIMITED                                                                               95,969
         22,127      CANADIAN NATURAL RESOURCES LIMITED                                                                  1,477,440
          9,388      CANADIAN OIL SANDS TRUST                                                                              260,185
         28,825      CARRIZO OIL & GAS INCORPORATED+                                                                       606,766
          2,189      CASTROL INDIA LIMITED                                                                                  25,330
         52,887      CHESAPEAKE ENERGY CORPORATION                                                                       1,265,057
            364      CIA ESPANOLA DE PETROLEOS SA                                                                           12,063
         36,054      CIMAREX ENERGY COMPANY                                                                              1,688,769
      1,619,000      CNOOC LIMITED                                                                                       2,494,288
        220,000      CNPC (HONG KONG) LIMITED                                                                              247,250
         79,432      COMPLETE PRODUCTION SERVICES INCORPORATED+                                                            825,298
          1,801      COMPTON PETROLEUM CORPORATION+                                                                          1,587
         18,784      COMSTOCK RESOURCES INCORPORATED+                                                                      697,450
         29,549      CONCHO RESOURCES INCORPORATED+                                                                      1,207,963
          3,414      CONNACHER OIL AND GAS LIMITED+                                                                          3,364
         12,886      CONTINENTAL RESOURCES INCORPORATED+                                                                   485,158
          1,363      CORRIDOR RESOURCES INCORPORATED+                                                                        5,489
         54,000      COSMO OIL COMPANY LIMITED                                                                             116,196
          6,341      CRESCENT POINT ENERGY CORPORATION                                                                     237,502
          3,839      CREW ENERGY INC COM+                                                                                   43,177
          4,291      DANA PETROLEUM PLC+                                                                                    86,545
        103,294      DENBURY RESOURCES INCORPORATED+<<                                                                   1,370,711
         35,505      DEVON ENERGY CORPORATION                                                                            2,391,262
          7,637      DIAMOND OFFSHORE DRILLING INCORPORATED                                                                760,187
         11,000      DNO ASA+                                                                                                9,610
         12,082      DRAGON OIL PLC+                                                                                        78,917
         56,987      ENCORE ACQUISITION COMPANY+                                                                         2,565,555
        671,000      ENERGI MEGA PERSADA+                                                                                   14,548
          4,826      ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                 105,995
         25,459      ENERGY WORLD CORPORATION LIMITED+                                                                       9,794
          3,678      ENERPLUS RESOURCES                                                                                     84,161
         80,843      ENI SPA                                                                                             2,002,933
          9,439      ENI SPA                                                                                               469,496
          5,878      ENSIGN ENERGY SERVICES INCORPORATED                                                                    80,423
         29,248      EOG RESOURCES INCORPORATED                                                                          2,529,660
         50,914      EQT CORPORATION                                                                                     2,095,111
         90,955      ESSAR OIL LIMITED+                                                                                    257,036
          3,641      ESTABLISSEMENTS MAUREL ET PROM                                                                         63,419
          1,661      FAIRBORNE ENERGY LIMITED+                                                                               7,129
         44,404      FOREST OIL CORPORATION+                                                                               813,481
          1,236      FRED OLSEN ENERGY ASA+                                                                                 47,782
          3,018      FUGRO NV                                                                                              171,071
         47,987      GAIL INDIA LIMITED                                                                                    431,898
          1,079      GALLEON ENERGY INCORPORATED+                                                                            4,754
          8,649      GALP ENERGIA SGPS SA                                                                                  156,038
         28,353      GOODRICH PETROLEUM CORPORATION+                                                                       627,452
          5,054      GRUPA LOTOS SA+                                                                                        58,282
              1      HALLIBURTON COMPANY                                                                                        29
          4,532      HARVEST ENERGY TRUST                                                                                   42,555
        119,897      HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                          1,409,989
         39,957      HELMERICH & PAYNE INCORPORATED                                                                      1,500,385
        143,110      HERCULES OFFSHORE INCORPORATED+<<                                                                     731,292
         61,794      HORIZON OIL LIMITED+                                                                                   19,809
          9,800      HUSKY ENERGY INCORPORATED                                                                             257,211
          2,000      IDEMITSU KOSAN COMPANY LIMITED                                                                        122,628
         24,356      INDIAN OIL CORPORATION LIMITED                                                                        151,430
             76      INPEX HOLDINGS INCORPORATED                                                                           592,596
          8,964      IVANHOE ENERGY INCORPORATED+                                                                           23,952

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
OIL & GAS EXTRACTION (continued)
          3,000      JAPAN PETROLEUM EXPLORATION COMPANY                                                            $      136,395
         19,382      JOHN WOOD GROUP PLC                                                                                    98,143
         14,087      KAROON GAS AUSTRALIA LIMITED+                                                                          99,219
         60,610      LUKOIL ADR                                                                                          3,521,441
         11,247      LUNDIN PETROLEUM AB+                                                                                   93,570
            303      MAJOR DRILLING GROUP INTERNATIONAL                                                                      6,632
         21,310      MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                            35,666
        129,206      MARINER ENERGY INCORPORATED+                                                                        1,616,367
        174,000      MEDCO ENERGI INTERNASIONAL TBK PT+                                                                     46,007
         57,410      NEWFIELD EXPLORATION COMPANY+                                                                       2,427,295
         20,600      NEXEN INCORPORATED                                                                                    484,648
         14,594      NEXUS ENERGY LIMITED+                                                                                   4,277
         22,102      NOBLE CORPORATION                                                                                     913,034
         20,007      NOBLE ENERGY INCORPORATED                                                                           1,305,457
         27,736      NORSK HYDRO ASA                                                                                       195,486
          3,905      NUVISTA ENERGY LIMITED+                                                                                41,699
         69,162      OCCIDENTAL PETROLEUM CORPORATION                                                                    5,587,598
         21,158      OCEANEERING INTERNATIONAL INCORPORATED+                                                             1,155,862
          3,500      OGX PETROLEO E GAS PARTICIPACOES SA                                                                 2,960,675
         42,056      OIL & NATURAL GAS CORPORATION LIMITED                                                               1,084,740
          2,818      OIL INDIA LIMITED+                                                                                     77,055
         37,539      OIL REFINERIES LIMITED                                                                                 19,388
         94,380      OIL SEARCH LIMITED                                                                                    492,723
          3,636      OILEXCO INCORPORATED+                                                                                     224
          5,851      OMV AG                                                                                                247,578
          2,891      OPTI CANADA INCORPORATED+                                                                               5,670
         71,733      ORIGIN ENERGY LIMITED+                                                                              1,025,581
          7,813      PACIFIC RUBIALES ENERGY CORPORATION+                                                                  113,782
        145,303      PARKER DRILLING COMPANY+                                                                              726,515
         67,449      PATTERSON-UTI ENERGY INCORPORATED                                                                   1,038,040
          1,180      PBG SA+                                                                                                92,578
          6,204      PENGROWTH ENERGY TRUST                                                                                 59,548
          8,155      PENN WEST ENERGY TRUST                                                                                142,948
          3,632      PETROBANK ENERGY & RESOURCES LIMITED+                                                                 173,100
      2,276,000      PETROCHINA COMPANY LIMITED                                                                          2,819,285
         10,336      PETROFAC LIMITED                                                                                      165,446
        124,254      PETROHAWK ENERGY CORPORATION+                                                                       2,775,834
        241,862      PETROLEO BRASILEIRO SA+                                                                             6,077,205
          8,368      PETROLEUM GEO-SERVICES ASA+                                                                            86,993
            823      PEYTO ENERGY TRUST                                                                                      9,186
         49,700      PIONEER NATURAL RESOURCES COMPANY                                                                   2,055,095
         32,298      POLSKI KONCERN NAFTOWY ORLEN SA+                                                                      362,663
          7,040      PRECISION DRILLING TRUST                                                                               46,626
          5,137      PREMIER OIL PLC+                                                                                       91,016
         64,437      PRIDE INTERNATIONAL INCORPORATED+                                                                   2,038,142
          7,472      PROGRESS ENERGY RESOURCES CORPORATION                                                                  91,261
         11,150      PROSAFE ASA                                                                                            59,627
         12,855      PROVIDENT ENERGY TRUST                                                                                 83,434
        102,181      PTT AROMATICS & REFINING PCL                                                                           67,311
             91      PTT AROMATICS & REFINING PCL (FOREIGN)+                                                                    60
         79,200      PTT EXPLORATION & PRODUCTION PCL                                                                      310,892
         54,200      PTT PCL (FOREIGN)                                                                                     365,192
        151,599      QUICKSILVER RESOURCES INCORPORATED+                                                                 2,017,783
         64,661      RANGE RESOURCES CORPORATION                                                                         3,047,473
        100,801      RELIANCE NATURAL RESOURCES LIMITED+                                                                   147,035
         32,353      REPSOL YPF SA                                                                                         889,008
          8,115      ROC OIL COMPANY LIMITED+                                                                                4,757
        111,192      ROYAL DUTCH SHELL PLC CLASS B                                                                       3,177,351
          9,974      SAIPEM SPA                                                                                            320,796
         67,988      SANTOS LIMITED                                                                                        916,618
         44,700      SAPURACREST PETROLEUM BHD                                                                              29,646
         12,269      SARAS SPA                                                                                              37,490
         45,991      SASOL LIMITED                                                                                       1,806,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
OIL & GAS EXTRACTION (continued)
            839      SAVANNA ENERGY SERVICES CORPORATION                                                            $        5,032
        139,100      SCHLUMBERGER LIMITED                                                                                8,887,099
         20,166      SEACOR HOLDINGS INCORPORATED+                                                                       1,544,716
         10,554      SEADRILL LIMITED                                                                                      243,984
         16,000      SHOWA SHELL SEKIYU KK                                                                                 135,308
          2,543      SOCO INTERNATIONAL+                                                                                    53,925
         39,577      SOUTHWESTERN ENERGY COMPANY+                                                                        1,739,805
         78,899      ST. MARY LAND & EXPLORATION COMPANY                                                                 2,554,750
            846      STORM EXPLORATION INCORPORATED+                                                                         9,795
         31,661      SUPERIOR ENERGY SERVICES INCORPORATED+                                                                669,314
          2,052      SUPERIOR PLUS CORPORATION                                                                              25,237
        102,230      SURGUTNEFTEGAZ                                                                                        439,589
        295,275      SURGUTNEFTEGAZ ADR<<                                                                                2,630,900
         45,267      SWIFT ENERGY COMPANY+                                                                                 971,882
         41,900      TALISMAN ENERGY INCORPORATED                                                                          722,551
            501      TESCO CORPORATION+                                                                                      5,356
         22,482      TIDEWATER INCORPORATED                                                                              1,010,566
         90,534      TOTAL SA                                                                                            5,602,146
         27,004      TRANSOCEAN LIMITED+                                                                                 2,305,872
          6,146      TRICAN WELL SERVICE LIMITED+                                                                           74,365
          2,600      TRINIDAD DRILLING LIMITED                                                                              15,446
         32,709      TULLOW OIL PLC                                                                                        664,010
         62,762      ULTRA PETROLEUM CORPORATION+                                                                        2,949,186
         19,013      UTS ENERGY CORPORATION+                                                                                37,291
          1,785      VERMILION ENERGY TRUST                                                                                 51,805
         80,767      WEATHERFORD INTERNATIONAL LIMITED+                                                                  1,348,809
          1,617      WESTERNZAGROS RESOURCES LIMITED+                                                                          996
         20,851      WHITING PETROLEUM CORPORATION+                                                                      1,297,975

                                                                                                                       154,848,942
                                                                                                                    --------------

OIL & GAS FIELD SERVICES: 0.00%
          4,400      MULLEN GROUP LIMITED                                                                                   64,703
                                                                                                                    --------------

PAPER & ALLIED PRODUCTS: 0.74%
         47,082      BEMIS COMPANY INCORPORATED                                                                          1,379,503
          4,000      CHUETSU PULP & PAPER COMPANY LIMITED                                                                    7,034
         12,686      COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA+                                                      471,693
          2,817      CORPORATE EXPRESS AUSTRALIA LIMITED+                                                                   11,069
         10,000      DAIO PAPER CORPORATION                                                                                 82,601
         15,849      DS SMITH PLC+                                                                                          29,098
         10,105      GREIF INCORPORATED CLASS A                                                                            564,465
         16,000      HOKUETSU PAPER MILLS LIMITED                                                                           80,518
          2,500      HOLMEN AB CLASS B                                                                                      61,500
        186,000      INDAH KIAT PULP AND PAPER CORPORATION TBK PT+                                                          34,230
        174,300      INTERNATIONAL PAPER COMPANY                                                                         4,435,935
         35,116      KIMBERLY-CLARK CORPORATION                                                                          2,316,603
         42,000      LEE & MAN PAPER MANUFACTURING LIMITED                                                                 107,411
            155      MAYR-MELNHOF KARTON AG                                                                                 15,431
         65,200      MEADWESTVACO CORPORATION                                                                            1,784,524
         15,000      MITSUBISHI PAPER MILLS LIMITED                                                                         18,047
         17,129      MONDI PLC                                                                                              93,272
          1,542      MONDI SWIECIE SA+                                                                                      39,668
          8,900      NIPPON PAPER GROUP INCORPORATED                                                                       242,475
            500      NORSKE SKOGINDUSTRIER ASA                                                                                 774
         95,395      OFFICEMAX INCORPORATED                                                                              1,009,279
         79,000      OJI PAPER COMPANY LIMITED                                                                             336,326
         44,885      PACKAGING CORPORATION OF AMERICA                                                                      894,109
         57,800      PACTIV CORPORATION+                                                                                 1,407,430
         16,239      PAPERLINX LIMITED                                                                                       7,139
         50,117      POTLATCH CORPORATION                                                                                1,475,444
         23,000      RENGO COMPANY LIMITED                                                                                 148,473

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
PAPER & ALLIED PRODUCTS (continued)
         40,732      ROCK-TENN COMPANY CLASS A                                                                      $    1,839,864
         52,808      SAPPI LIMITED                                                                                         229,774
          6,101      SMURFIT KAPPA GROUP PLC                                                                                49,927
         43,346      SONOCO PRODUCTS COMPANY                                                                             1,221,490
         22,600      STORA ENSO OYJ                                                                                        172,729
          1,000      SVENSKA CELLULOSA AB CLASS A+                                                                          13,756
         23,800      SVENSKA CELLULOSA AB CLASS B                                                                          327,732
        134,800      TEMPLE-INLAND INCORPORATED                                                                          2,425,052
         19,531      UPM-KYMMENE OYJ                                                                                       248,398
         62,181      WAUSAU PAPER CORPORATION                                                                              631,137
        169,580      YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                      74,833

                                                                                                                        24,288,743
                                                                                                                    --------------

PERSONAL SERVICES: 0.30%
         57,800      CINTAS CORPORATION                                                                                  1,623,602
         23,346      G&K SERVICES INCORPORATED CLASS A                                                                     515,947
              9      GCA SAVVIAN GROUP CORPORATION                                                                          11,401
        147,611      H & R BLOCK INCORPORATED                                                                            2,996,503
         69,148      REGIS CORPORATION                                                                                   1,082,858
        106,311      SALLY BEAUTY HOLDINGS INCORPORATED+                                                                   742,051
        318,343      SERVICE CORPORATION INTERNATIONAL US                                                                2,457,608
            400      WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                             11,072
         16,050      WORLEYPARSONS LIMITED                                                                                 389,849

                                                                                                                         9,830,891
                                                                                                                    --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 2.66%
        164,616      POLISH OIL & GAS                                                                                      224,068
         84,121      ASHLAND INCORPORATED                                                                                3,022,468
        171,123      CHEVRON CORPORATION                                                                                13,354,439
      1,806,000      CHINA PETROLEUM & CHEMICAL CORPORATION                                                              1,503,048
            689      COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                         14,159
        111,230      CONOCOPHILLIPS                                                                                      5,758,377
          2,269      ERG SPA                                                                                                32,588
        410,231      EXXON MOBIL CORPORATION                                                                            30,796,041
        213,590      FORMOSA PETROCHEMICAL CORPORATION                                                                     540,297
        110,081      FRONTIER OIL CORPORATION                                                                            1,269,234
        351,801      GAZPROM ADR                                                                                         7,992,919
          2,590      HELLENIC PETROLEUM SA                                                                                  30,373
         34,173      HESS CORPORATION                                                                                    1,980,667
         19,511      HINDUSTAN PETROLEUM CORPORATION LIMITED                                                               147,649
         44,233      HOLLY CORPORATION                                                                                   1,125,730
         10,200      IMPERIAL OIL LIMITED                                                                                  391,899
            564      INTEROIL CORPORATION+                                                                                  31,528
         60,561      MARATHON OIL CORPORATION                                                                            1,975,500
            681      MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                               10,747
          6,080      NESTE OIL OYJ LIMITED                                                                                 105,901
         74,000      NIPPON MINING HOLDINGS INCORPORATED                                                                   290,213
        116,000      NIPPON OIL CORPORATION                                                                                493,845
         10,179      PETROL OFISI+                                                                                          35,304
        113,000      PETRON CORPORATION                                                                                     12,685
         45,300      PETRONAS DAGANGAN BHD                                                                                 119,109
          4,002      PETROPLUS HOLDINGS AG                                                                                  76,657
          1,096      PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA+                                                          10,170
         33,200      PTT PCL                                                                                               223,697
        144,598      ROYAL DUTCH SHELL PLC CLASS A                                                                       4,296,830
          5,636      S-OIL CORPORATION                                                                                     265,127
          5,969      SBM OFFSHORE NV                                                                                       112,663
         14,200      SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                        44,536
          4,087      SK CORPORATION                                                                                        295,945
          6,192      SK ENERGY COMPANY LIMITED+                                                                            580,433

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         43,375      STATOIL ASA                                                                                    $    1,062,349
         63,519      SUNCOR ENERGY INCORPORATED                                                                          2,281,003
         51,293      SUNOCO INCORPORATED                                                                                 1,292,584
          4,319      TECHNIP SA                                                                                            294,687
         59,512      TESORO CORPORATION<<                                                                                  760,563
        104,800      THAI OIL PCL                                                                                          124,518
         22,000      TONENGENERAL SEKIYU KK                                                                                191,902
         12,784      TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                 217,515
         47,651      VALERO ENERGY CORPORATION                                                                             757,174
         38,518      WOODSIDE PETROLEUM LIMITED                                                                          1,719,834
         31,113      WORLD FUEL SERVICES CORPORATION                                                                     1,654,589

                                                                                                                        87,521,564
                                                                                                                    --------------

PHARMACEUTICALS: 0.40%
         45,396      AUXILIUM PHARMACEUTICALS INCORPORATED+                                                              1,582,959
         39,955      CATALYST HEALTH SOLUTIONS INCORPORATED+                                                             1,358,870
        257,941      MERCK & COMPANY INCORPORATED                                                                        9,340,044
         60,321      SAVIENT PHARMACEUTICALS INCORPORATED+                                                                 810,111
         37,894      TEMPO SCAN PACIFIC                                                                                      2,765

                                                                                                                        13,094,749
                                                                                                                    --------------

PIPELINES: 0.05%
         39,100      APA GROUP                                                                                             115,672
        174,000      CHINA GAS HOLDINGS LIMITED                                                                             75,437
          6,700      INTER PIPELINE FUND                                                                                    66,911
         64,900      MANILA WATER COMPANY                                                                                   21,993
          3,732      PEMBINA PIPELINE INCOME FUND                                                                           58,770
          3,106      SEVAN MARINE ASA+                                                                                       4,671
         27,900      TRANSCANADA CORPORATION                                                                               902,243
          2,109      VALLOUREC SA                                                                                          352,778

                                                                                                                         1,598,475
                                                                                                                    --------------

PRIMARY METAL INDUSTRIES: 1.19%
          4,982      ACERINOX SA                                                                                           103,159
         18,000      AICHI STEEL CORPORATION                                                                                79,547
        116,202      AK STEEL HOLDING CORPORATION                                                                        2,324,040
         40,202      ALLEGHENY TECHNOLOGIES INCORPORATED                                                                 1,368,074
        412,000      ALUMINUM CORPORATION OF CHINA LIMITED                                                                 456,121
         31,298      ASHOK LEYLAND LIMITED                                                                                  35,123
         33,910      ATLAS IRON LIMITED+                                                                                    58,855
            585      BEKAERT SA+                                                                                            87,059
         58,978      BELDEN CDT INCORPORATED                                                                             1,304,593
          1,032      BOSCH LIMITED+                                                                                         99,730
          9,721      CAP SA                                                                                                266,690
         55,042      CARPENTER TECHNOLOGY CORPORATION                                                                    1,275,874
      1,048,799      CHINA STEEL CORPORATION                                                                               989,187
          2,600      CHUBU STEEL PLATE COMPANY LIMITED                                                                      13,596
         66,203      CHUNG HUNG STEEL CORPORATION                                                                           27,774
         44,139      CIA SIDERURGICA NACIONAL SA                                                                         1,470,881
        100,303      COMMSCOPE INCORPORATED+                                                                             2,520,614
         48,090      CURTISS-WRIGHT CORPORATION                                                                          1,368,641
         31,000      DAIDO STEEL COMPANY LIMITED                                                                           101,851
          3,623      DONGKUK STEEL MILL COMPANY LIMITED                                                                     76,959
            164      EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                                      21,230
         15,612      EL EZZ STEEL COMPANY                                                                                   42,073
         83,195      EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                 218,863
         61,690      FENG HSIN IRON & STEEL COMPANY                                                                         98,730
         55,650      GENERAL CABLE CORPORATION+                                                                          1,633,884
          5,773      GERDAU AMERISTEEL CORPORATION                                                                          47,589

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
PRIMARY METAL INDUSTRIES (continued)
         30,862      GERDAU SA                                                                                      $      360,394
          7,000      GODO STEEL LIMITED                                                                                     15,386
          1,593      HIGHVELD STEEL AND VANADIUM CORPORATION LIMITED                                                        13,624
         13,000      HITACHI METALS LIMITED                                                                                113,397
         21,374      HUBBELL INCORPORATED CLASS B                                                                          970,593
          6,069      HYUNDAI STEEL COMPANY                                                                                 405,018
         43,400      JFE HOLDINGS INCORPORATED                                                                           1,425,914
          9,233      JSW STEEL LIMITED                                                                                     197,135
         19,552      KAISER ALUMINUM CORPORATION                                                                           755,489
        357,100      KNM GROUP BHD                                                                                          76,315
        239,000      KOBE STEEL LIMITED+                                                                                   406,444
         24,000      KURIMOTO LIMITED                                                                                       21,657
          2,500      KYOEI STEEL LIMITED                                                                                    47,432
            903      LINDAB INTERNATIONAL AB+                                                                                9,650
          6,700      MARUICHI STEEL TUBE LIMITED                                                                           127,350
         32,361      MATTHEWS INTERNATIONAL CORPORATION                                                                  1,120,985
              0      MELEWAR INDUSTRIAL GROUP BHD MYR1                                                                           0
         65,000      MIDAS HOLDINGS LIMITED                                                                                 40,390
         10,000      MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                         16,312
         18,383      MITTAL STEEL SOUTH AFRICA LIMITED                                                                     254,954
          6,206      MMX MINERACAO E METALICOS SA+                                                                          43,695
          1,152      MYTILINEOS HOLDINGS SA                                                                                  8,701
         14,000      NAKAYAMA STEEL WORKS LIMITED                                                                           17,492
      5,418,300      NAKORNTHAI STRIP MILL PCL+                                                                             37,486
         19,000      NIPPON METAL INDUSTRY COMPANY LIMITED                                                                  29,234
        517,000      NIPPON STEEL CORPORATION                                                                            1,919,910
         12,500      NIPPON YAKIN KOGYO COMPANY LIMITED                                                                     49,890
         33,000      NUCOR CORPORATION                                                                                   1,399,530
         93,163      ONESTEEL LIMITED                                                                                      255,984
          5,218      OUTOKUMPU OYJ                                                                                          90,104
        182,747      PAN AUSTRALIAN RESOURCES LIMITED+                                                                      87,873
         34,138      PARKSON HOLDINGS BHD                                                                                   52,326
         39,075      POLIMEX MOSTOSTAL SA                                                                                   52,200
          7,704      POSCO                                                                                               3,696,966
         16,129      PRECISION CASTPARTS CORPORATION                                                                     1,672,255
         30,151      RTI INTERNATIONAL METALS INCORPORATED+                                                                597,291
          1,513      SALZGITTER AG                                                                                         144,376
          9,000      SANYO SPECIAL STEEL COMPANY LIMITED                                                                    35,817
         23,439      SCHNITZER STEEL INDUSTRY                                                                            1,045,848
        126,000      SHOUGANG CONCORD INTERNATIONAL ENTERPRISES COMPANY LIMITED                                             24,550
         10,511      SIMS GROUP LIMITED                                                                                    204,093
        115,400      STEEL AUTHORITY OF INDIA LIMITED                                                                      489,113
        311,000      SUMITOMO METAL INDUSTRIES LIMITED                                                                     787,934
         35,728      TATA STEEL LIMITED                                                                                    444,881
         18,456      TENARIS SA                                                                                            364,144
         13,230      THYSSENKRUPP AG                                                                                       482,136
            684      TIMMINCO LIMITED+                                                                                         914
         37,508      TITANIUM METALS CORPORATION                                                                           366,453
         18,000      TOHO ZINC COMPANY LIMITED                                                                              84,336
          8,900      TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                             100,491
          4,200      TOPRE CORPORATION                                                                                      35,032
         18,000      TOPY INDUSTRIES LIMITED                                                                                30,194
         87,962      TUNG HO STEEL ENTERPRISE CORPORATION                                                                   89,660
         14,294      USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                402,235
          4,132      VEDANTA RESOURCES PLC                                                                                 156,616
          7,024      WELSPUN-GUJARAT STAHL LIMITED                                                                          41,896
         80,830      WORTHINGTON INDUSTRIES<<                                                                              946,519
          4,800      YAMATO KOGYO COMPANY LIMITED                                                                          150,486
         16,000      YODOGAWA STEEL WORKS LIMITED                                                                           63,119
            474      ZPH STALPRODUKT SA+                                                                                   109,528

                                                                                                                        39,080,484
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.85%
         12,526      AGGREKO PLC                                                                                    $      151,767
         14,000      AMVIG HOLDINGS LIMITED                                                                                  5,564
        254,726      CBS CORPORATION CLASS B<<                                                                           3,263,040
         19,942      COMPAGNIE INDUSTRIALI RIUNITE+                                                                         48,599
          4,668      DE LA RUE PLC                                                                                          73,107
          8,400      ENIRO AB                                                                                               39,159
        168,317      FAIRFAX MEDIA LIMITED                                                                                 252,054
        290,218      GANNETT COMPANY INCORPORATED                                                                        2,870,256
         48,560      HARTE HANKS INCORPORATED                                                                              466,662
         60,193      HAYS PLC                                                                                               96,647
            783      HEIDELBERGER DRUCKMASCHINEN AG                                                                          6,455
         52,067      JOHN WILEY & SONS INCORPORATED                                                                      1,949,909
          2,905      JOHNSTON PRESS PLC                                                                                      1,123
          3,300      KADOKAWA GROUP HOLDINGS INCORPORATED                                                                   89,334
          7,478      KONE OYJ                                                                                              302,611
         26,600      MCGRAW-HILL COMPANIES INCORPORATED                                                                    796,936
        257,000      MEGAWORLD CORPORATION+                                                                                  7,729
         44,986      MEREDITH CORPORATION<<                                                                              1,185,381
        106,754      MSCI INCORPORATED+                                                                                  3,252,794
         29,079      NASPERS LIMITED+                                                                                    1,088,980
        121,368      NEW YORK TIMES COMPANY CLASS A<<                                                                    1,024,346
          3,000      NISSHA PRINTING COMPANY LIMITED                                                                       155,831
          5,117      PAGESJAUNES SA                                                                                         60,530
          1,137      PROMOTORA DE INFORMACIONES SA                                                                           5,224
          2,241      QUEBECOR INCORPORATED                                                                                  55,462
         34,017      ROVI CORPORATION+                                                                                   1,014,047
         89,400      RR DONNELLEY & SONS COMPANY                                                                         1,839,852
          4,610      SANOMAWSOY OYJ                                                                                         96,702
         34,902      SCHOLASTIC CORPORATION                                                                                879,879
         19,214      SERCO GROUP PLC                                                                                       163,576
            186      SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                       238,507
        127,000      SINGAPORE PRESS HOLDINGS LIMITED+                                                                     342,276
         33,600      STAR PUBLICATIONS LIMITED                                                                              31,198
            503      TELEGRAAF MEDIA GROEP NV                                                                                7,474
          9,700      THOMSON CORPORATION                                                                                   306,974
         52,000      TOPPAN PRINTING COMPANY LIMITED                                                                       421,703
          1,036      TORSTAR CORPORATION                                                                                     6,734
          1,052      TRANSCONTINENTAL INCORPORATED                                                                          12,300
         46,309      VIACOM INCORPORATED CLASS B+                                                                        1,372,599
         41,801      VISTAPRINT NV+                                                                                      2,383,911
          2,437      WASHINGTON POST COMPANY CLASS B                                                                     1,007,968
         16,662      WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                            118,576
         11,590      WOLTERS KLUWER NV+                                                                                    252,343
         10,131      YELLOW PAGES INCOME FUND                                                                               50,204

                                                                                                                        27,796,323
                                                                                                                    --------------

RAILROAD TRANSPORTATION: 0.44%
          5,857      ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                            291,540
         19,000      CANADIAN NATIONAL RAILWAY COMPANY                                                                     995,547
          6,700      CANADIAN PACIFIC RAILWAY LIMITED                                                                      323,573
            160      CENTRAL JAPAN RAILWAY COMPANY                                                                       1,156,872
        397,000      CHINA RAILWAY GROUP LIMITED CLASS H+                                                                  313,500
         32,500      EAST JAPAN RAILWAY COMPANY                                                                          2,293,498
         40,085      GENESEE & WYOMING INCORPORATED+                                                                     1,247,445
         12,737      GROUPE EUROTUNNEL SA                                                                                  130,779
        101,000      HANKYU HANSHIN HOLDINGS INCORPORATED+                                                                 468,545
         39,389      KANSAS CITY SOUTHERN+                                                                               1,127,707
         45,000      KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                               194,181
         41,000      KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                       332,971
         46,000      KEIO CORPORATION                                                                                      291,092
         27,000      KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                               152,429
        136,000      KINTETSU CORPORATION                                                                                  523,924

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
RAILROAD TRANSPORTATION (continued)
        104,750      MTR CORPORATION LIMITED                                                                        $      356,148
         70,000      NAGOYA RAILROAD COMPANY LIMITED+                                                                      225,127
         42,000      NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                               182,207
         31,000      NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                 126,238
         30,900      NORFOLK SOUTHERN CORPORATION                                                                        1,588,260
         49,000      ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                               402,476
         30,000      SAGAMI RAILWAY COMPANY LIMITED                                                                        134,313
         68,000      TOBU RAILWAY COMPANY LIMITED                                                                          377,603
         87,000      TOKYU CORPORATION                                                                                     381,455
        199,250      WAN HAI LINES LIMITED                                                                                  95,975
            155      WEST JAPAN RAILWAY COMPANY                                                                            575,602

                                                                                                                        14,289,007
                                                                                                                    --------------

REAL ESTATE: 1.39%
        136,684      ABACUS PROPERTY GROUP                                                                                  55,709
          6,400      AEON MALL COMPANY LIMITED                                                                             117,353
        120,000      AGILE PROPERTY HOLDINGS LIMITED                                                                       165,367
         65,000      ALLGREEN PROPERTIES LIMITED+                                                                           53,540
         10,552      ANANT RAJ INDUSTRIES LIMITED                                                                           29,479
        148,253      APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                   2,002,898
         17,000      ASCENDAS INDIA TRUST                                                                                   10,994
        104,000      ASCENDAS REIT                                                                                         145,780
         10,857      ATRIUM EUROPEAN REAL ESTATE LIMITED                                                                    77,436
          1,011      ATRIUM LJUNGBERG AB+                                                                                    9,426
        113,916      AUSTRALAND PROPERTY GROUP                                                                              53,211
        611,000      AYALA LAND INCORPORATED                                                                               152,054
         17,805      BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                    7,338
            355      BEFIMMO SCA SICAFI                                                                                     32,039
         34,433      BRITISH LAND COMPANY PLC                                                                              252,302
         73,100      BROOKFIELD PROPERTIES CORPORATION<<                                                                   823,106
         40,600      BROOKFIELD PROPERTIES CORPORATION                                                                     458,933
         33,032      BUNNINGS WAREHOUSE PROPERTY TRUST                                                                      52,945
          3,951      CA IMMOBILIEN ANLAGEN AG+                                                                              47,817
        129,000      CAPITACOMMERICAL TRUST                                                                                107,189
        198,500      CAPITALAND LIMITED                                                                                    578,002
        160,636      CAPITAMALL TRUST+                                                                                     199,634
          7,600      CASTELLUM AB                                                                                           72,767
        102,000      CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                         42,475
         52,000      CDL HOSPITALITY TRUSTS                                                                                 55,983
         53,000      CENTRAL PATTANA PCL                                                                                    31,884
         24,714      CENTRO PROPERTIES GROUP                                                                                 6,338
         35,798      CENTRO RETAIL GROUP                                                                                     5,410
        108,168      CFS RETAIL PROPERTY TRUST                                                                             195,170
        168,589      CHAMPION REIT                                                                                          69,175
         46,090      CHARTER HALL GROUP                                                                                     26,173
        120,000      CHEUNG KONG HOLDINGS LIMITED                                                                        1,508,119
        793,677      CHIMERA INVESTMENT CORPORATION                                                                      3,198,518
         37,000      CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                                 17,664
        392,480      CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                              843,700
        172,000      CHINA RESOURCES LAND LIMITED                                                                          399,037
             80      CHINA VANKE COMPANY LIMITED CLASS B                                                                       102
         43,696      CHINESE ESTATES HOLDINGS LIMITED                                                                       73,634
         38,000      CITY DEVELOPMENTS LIMITED                                                                             274,566
            517      COFINIMMO SA                                                                                           73,749
        148,306      COMMONWEALTH PROPERTY OFFICE FUND                                                                     128,363
          3,761      CONWERT IMMOBILIEN INVEST SE+                                                                          47,438
          3,025      CORIO NV                                                                                              206,216
        415,184      COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                               156,965
         19,063      CROMWELL GROUP+                                                                                        13,095
             24      DA OFFICE INVESTMENT CORPORATION                                                                       52,781
          5,400      DAIBIRU CORPORATION                                                                                    41,793
         29,000      DAIKYO INCORPORATED                                                                                    60,389

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
REAL ESTATE (continued)
          7,100      DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                       $      337,587
        374,570      DB RREEF TRUST                                                                                        277,886
          4,612      DERWENT VALLEY HOLDINGS PLC                                                                            96,509
         97,256      DLF LIMITED                                                                                           735,144
        154,085      DOUGLAS EMMETT INCORPORATED                                                                         2,114,046
         26,597      ECHO INVESTMENT+                                                                                       40,812
          1,592      EUROCOMMERCIAL PROPERTIES NV+                                                                          64,543
        121,950      FAR EAST CONSORTIUM                                                                                    38,080
         49,000      FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                             107,809
            681      FIRST CAPITAL REALTY INCORPORATED                                                                      12,995
         88,124      FKP PROPERTY GROUP+                                                                                    59,727
          1,037      FONCIERE DES REGIONS                                                                                  106,787
        151,130      FOREST CITY ENTERPRISES INCORPORATED                                                                1,621,625
        350,000      FRANSHION PROPERTIES CHINA LIMITED                                                                    121,031
             14      FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                           101,550
              7      FUKUOKA REIT CORPORATION                                                                               36,603
          4,376      GAZIT GLOBE LIMITED                                                                                    41,588
            973      GECINA SA+                                                                                            106,946
        355,320      GENTING INTERNATIONAL PLC+                                                                            274,705
             14      GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                          92,804
          1,440      GOLDCREST COMPANY LIMITED                                                                              39,482
        273,900      GOLDEN LAND PROPERTY PCL                                                                               26,199
        739,727      GPT GROUP                                                                                             403,122
         29,514      GREAT EAGLE HOLDINGS LIMITED                                                                           77,117
         14,876      GREAT PORTLAND ESTATES PLC                                                                             68,523
         56,000      GREENTOWN CHINA HOLDINGS LIMITED                                                                       88,443
         78,800      GUANGZHOU R&F PROPERTIES                                                                              138,077
         14,666      GUOCOLAND LIMITED                                                                                      19,710
         30,401      HAMMERSON PLC                                                                                         200,403
         67,000      HANG LUNG GROUP LIMITED                                                                               328,082
        146,000      HANG LUNG PROPERTIES LIMITED                                                                          533,132
              3      HANKYU REIT INCORPORATED                                                                               11,835
         45,907      HATTERAS FINANCIAL CORPORATION                                                                      1,404,754
          6,500      HEIWA REAL ESTATE COMPANY LIMITED                                                                      20,153
            945      HELIOPOLIS HOUSING                                                                                      5,411
         18,000      HENDERSON INVESTMENTS LIMITED                                                                           1,370
         81,762      HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                            577,078
         97,000      HONGKONG LAND HOLDINGS LIMITED                                                                        480,150
         52,000      HOPEWELL HOLDINGS                                                                                     164,051
         56,000      HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                    93,068
         22,785      HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED                                                          159,419
         48,964      HYSAN DEVELOPMENT COMPANY LIMITED                                                                     140,573
         88,400      IGB CORPORATION BHD                                                                                    52,636
         96,920      IJM CORPORATION BHD                                                                                   128,274
         15,082      IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                        98,965
         19,870      IMMOFINANZ IMMOBILIEN ANLAGEN AG+                                                                      79,065
         33,902      INDIABULLS REAL ESTATE LIMITED                                                                        150,578
        248,764      ING INDUSTRIAL FUND                                                                                    96,833
        217,512      ING OFFICE FUND                                                                                       115,547
         24,783      ING PROPERTY TRUST                                                                                     13,314
            855      IRSA INVERSIONES Y REPRESENTACIONES SA ADR<<                                                            7,037
          2,767      IVG IMMOBILIEN AG                                                                                      25,760
             13      JAPAN EXCELLENT INCORPORATED                                                                           58,954
             12      JAPAN LOGISTICS FUND INCORPORATED                                                                      91,347
             50      JAPAN PRIME REALTY INVESTMENT CORPORATION                                                             113,489
             35      JAPAN REAL ESTATE INVESTMENT CORPORATION                                                              255,090
             30      JAPAN RETAIL FUND INVESTMENT CORPORATION                                                              130,148
            300      JOINT CORPORATION                                                                                           0
         43,589      JONES LANG LASALLE INCORPORATED                                                                     2,217,372
         13,000      K-REIT ASIA                                                                                             9,252
             20      KENEDIX REALTY INVESTMENT                                                                              53,216
         51,592      KEPPEL LAND LIMITED                                                                                   116,678
         49,053      KERRY PROPERTIES LIMITED                                                                              249,061

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
REAL ESTATE (continued)
         79,979      KIWI INCOME PROPERTY TRUST                                                                     $       59,008
         29,000      KLCC PROPERTY HOLDINGS BHD                                                                             28,209
          3,479      KLEPIERRE                                                                                             139,217
         12,000      KOWLOON DEVELOPMENT COMPANY LIMITED                                                                    12,697
          3,102      KUNGSLEDEN                                                                                             20,957
        103,000      KWG PROPERTY HOLDING LIMITED                                                                           77,615
        151,700      LAND & HOUSES PCL                                                                                      29,204
         30,269      LAND SECURITIES GROUP PLC                                                                             327,903
         32,072      LEND LEASE CORPORATION LIMITED                                                                        266,723
         12,200      LEOPALACE21 CORPORATION                                                                                46,858
         20,679      LIBERTY INTERNATIONAL PLC                                                                             158,360
      1,548,000      LIPPO KARAWACI TBK PT+                                                                                 86,773
            850      LUNDBERGFORETAGEN AB                                                                                   42,064
        138,370      MACQUARIE COUNTRYWIDE TRUST                                                                            72,238
         23,226      MACQUARIE DDR TRUST                                                                                     2,127
        410,264      MACQUARIE GOODMAN GROUP                                                                               225,457
         46,000      MACQUARIE MEAG PRIME REIT                                                                              16,951
            149      METROVACESA SA                                                                                          4,289
            700      MI DEVELOPMENTS INCORPORATED                                                                            9,418
              5      MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                          11,517
         56,000      MIDLAND HOLDINGS LIMITED+                                                                              41,837
          9,000      MIRAMAR HOTEL & INVESTMENT                                                                              9,871
        222,194      MIRVAC GROUP                                                                                          320,524
         17,147      MIRVAC REAL ESTATE INVESTMENT TRUST                                                                     9,329
        113,189      MITSUBISHI ESTATE COMPANY LIMITED                                                                   1,761,212
         72,000      MITSUI FUDOSAN COMPANY LIMITED                                                                      1,241,092
              5      MORI HILLS REIT INVESTMENT CORPORATION                                                                 13,877
             13      MORI TRUST SOGO REIT INCORPORATED                                                                     102,869
         35,000      NEO-CHINA GROUP HOLDINGS LIMITED                                                                       22,355
              4      NEW CITY RESIDENCE INVESTMENT CORPORATION                                                                   0
        168,000      NEW WORLD CHINA LAND LIMITED                                                                           65,249
        186,082      NEW WORLD DEVELOPMENT LIMITED                                                                         382,726
            429      NEXITY SA                                                                                              14,777
             42      NIPPON BUILDING FUND INCORPORATED+                                                                    341,092
             38      NIPPON COMMERCIAL INVESTMENT CORPORATION                                                               55,655
             24      NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                              55,530
          7,900      NOMURA REAL ESTATE HOLDING INCORPORATED                                                               122,649
             26      NOMURA REAL ESTATE OFFICE FUND                                                                        147,987
            106      NTT URBAN DEVELOPMENT CORPORATION                                                                      76,152
             23      ORIX JREIT INCORPORATED                                                                               101,643
         67,963      PHH CORPORATION+                                                                                      939,249
             14      PREMIER INVESTMENT COMPANY                                                                             50,046
          1,875      PSP SWISS PROPERTY AG                                                                                 106,215
          1,431      QUINTAIN ESTATES & DEVELOPMENT PLC                                                                      1,583
         29,173      SEGRO PLC                                                                                             156,216
         11,203      SHAFTESBURY PLC                                                                                        67,935
         78,000      SHENZHEN INVESTMENT LIMITED                                                                            34,521
        102,000      SHIMAO PROPERTY HOLDING LIMITED                                                                       193,733
          1,300      SHOEI                                                                                                  10,798
        168,400      SHUI ON LAND LIMITED                                                                                   99,301
        132,000      SHUN TAK HOLDINGS LIMITED                                                                              81,754
            241      SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                                      30,054
         14,000      SINGAPORE LAND LIMITED                                                                                 64,335
        147,193      SINO LAND COMPANY                                                                                     279,570
        454,563      SM PRIME HOLDINGS INCORPORATED                                                                         94,350
        181,000      SOHO CHINA LIMITED                                                                                     97,389
         58,850      SP SETIA BHD                                                                                           60,888
        104,746      STEWART ENTERPRISES INCORPORATED                                                                      490,211
        179,962      STOCKLAND+                                                                                            665,902
            360      SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                             14,702
         42,000      SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                         726,400
        105,000      SUN HUNG KAI PROPERTIES LIMITED                                                                     1,556,700
          5,777      SUNLAND GROUP LIMITED                                                                                   3,968

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
REAL ESTATE (continued)
            600      SURUGA CORPORATION                                                                             $            0
          2,211      SWISS PRIME SITE AG                                                                                   126,019
        105,976      TALAAT MOUSTAFA GROUP+                                                                                115,515
         38,078      THE ST. JOE COMPANY+                                                                                  948,142
         81,399      TIAN AN CHINA INVESTMENT                                                                               50,415
         11,023      TISHMAN SPEYER OFFICE FUND                                                                              3,433
          4,500      TOC COMPANY LIMITED                                                                                    17,232
         36,000      TOKYU LAND CORPORATION                                                                                128,274
             17      TOKYU REIT INCORPORATED                                                                                83,191
             21      TOP REIT INCORPORATED                                                                                  93,047
          3,633      UNIBAIL                                                                                               818,270
         40,000      UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                              52,601
         46,000      UNITED OVERSEAS LAND LIMITED+                                                                         120,318
             19      UNITED URBAN INVESTMENT CORPORATION                                                                    98,693
         52,951      VALAD PROPERTY GROUP                                                                                    5,820
            405      VASTNED RETAIL NV                                                                                      26,086
          1,008      WERELDHAVE NV                                                                                          98,927
        174,081      WESTFIELD GROUP                                                                                     1,946,772
         10,000      WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                                12,572
         20,000      WHEELOCK PROPERTIES LIMITED                                                                            13,419
         51,000      WING TAI HOLDINGS LIMITED                                                                              60,065
         61,000      YANLORD LAND GROUP LIMITED                                                                             96,965

                                                                                                                        45,731,208
                                                                                                                    --------------

REAL ESTATE DEVELOPING & MANAGEMENT: 0.01%
          7,618      GRAINGER PLC                                                                                           31,719
         60,000      HIGHWEALTH CONSTRUCTION CORPORATION                                                                    81,668
         20,000      HUANG HSIANG CONSTRUCTION COMPANY                                                                      36,918
         31,185      PALM HILLS DEVELOPMENTS SAE+                                                                           42,077
         19,575      PEET LIMITED                                                                                           39,802
         34,080      TA GLOBAL BHD+                                                                                          4,571

                                                                                                                           236,755
                                                                                                                    --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.39%
        163,125      BRANDYWINE REALTY TRUST                                                                             1,601,888
          1,567      CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                  27,453
         25,164      FEDERAL REALTY INVESTMENT TRUST                                                                     1,618,548
        430,098      GPT GROUP+                                                                                                  0
         74,621      HEALTHCARE REALTY TRUST INCORPORATED                                                                1,648,378
        122,498      LEXINGTON CORPORATE PROPERTIES TRUST                                                                  595,340
        105,634      OMEGA HEALTHCARE INVESTORS INCORPORATED                                                             1,910,919
         33,000      PARKWAY LIFE REAL ESTATE INVESTMENT TRUST                                                              28,851
          5,439      RIOCAN REAL ESTATE INVESTMENT TRUST                                                                    94,309
        160,333      SENIOR HOUSING PROPERTIES TRUST                                                                     3,330,116
         73,899      WASHINGTON REAL ESTATE INVESTMENT TRUST                                                             1,928,764

                                                                                                                        12,784,566
                                                                                                                    --------------

RENTAL AUTO/EQUIPMENT: 0.02%
         75,568      UNITED RENTALS INCORPORATED+                                                                          696,737
                                                                                                                    --------------

RETAIL: 0.09%
          2,534      CARPETRIGHT PLC                                                                                        37,226
         24,000      CHOW SANG SANG HOLDINGS INTERNATIONAL LIMITED                                                          25,393
        106,414      SIGNET JEWELERS LIMITED                                                                             2,750,802

                                                                                                                         2,813,421
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
RETAIL DEPARTMENT STORES: 0.04%
         59,211      MEN'S WEARHOUSE INCORPORATED                                                                   $    1,207,904
                                                                                                                    --------------

RETAIL FOOD: 0.00%
          1,600      OHSHO FOOD SERVICE CORPORATION                                                                         44,054
                                                                                                                    --------------

RETAIL-AUTOMOBILE: 0.00%
            560      GULLIVER INTERNATIONAL COMPANY LIMITED                                                                 38,547
                                                                                                                    --------------

RETAIL-GROCERY: 0.00%
          9,166      EUROCASH SA                                                                                            49,144
                                                                                                                    --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.32%
         29,507      A SCHULMAN INCORPORATED                                                                               481,554
          8,000      ACHILLES CORPORATION                                                                                   11,476
            445      AFRICA ISRAEL INVESTMENTS LIMITED                                                                       4,853
         12,859      ANSELL LIMITED                                                                                        125,313
          3,000      BANDO CHEMICAL INDUSTRIES LIMITED                                                                       8,052
         45,400      BRIDGESTONE CORPORATION                                                                               722,177
          7,323      BRIDGESTONE CORPORATION                                                                               231,773
        146,028      CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                            329,911
          5,828      COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                               441,928
         74,725      COOPER TIRE & RUBBER COMPANY                                                                        1,339,072
         10,640      HANKOOK TIRE COMPANY LIMITED+                                                                         211,373
            320      HEXPOL AB+                                                                                              2,777
        110,937      JARDEN CORPORATION                                                                                  3,045,221
         14,000      KUREHA CORPORATION                                                                                     68,996
          3,000      MITSUBOSHI BELTING COMPANY LIMITED                                                                     11,696
         66,771      NAN KANG RUBBER TIRE COMPANY LIMITED                                                                   69,512
          4,700      NIFCO INCORPORATED                                                                                     84,496
          4,000      NIPPON VALQUA INDUSTRIES LIMITED                                                                        6,941
            900      NITTA CORPORATION                                                                                      12,411
          4,000      OKAMOTO INDUSTRIES INCORPORATED                                                                        16,196
        121,614      PIRELLI & COMPANY SPA                                                                                  76,879
         69,000      SEALED AIR CORPORATION                                                                              1,538,010
         15,100      SUMITOMO RUBBER INDUSTRIES                                                                            118,613
          1,000      TENMA CORPORATION                                                                                      11,129
          6,500      TOKAI RUBBER INDUSTRIES INCORPORATED                                                                   68,279
         19,000      TOYO TIRE & RUBBER COMPANY LIMITED                                                                     29,894
         63,000      TSRC CORPORATION                                                                                       74,396
          2,800      UPONOR OYJ                                                                                             55,581
         34,834      WEST PHARMACEUTICAL SERVICES INCORPORATED                                                           1,342,851
         27,000      YOKOHAMA RUBBER COMPANY LIMITED                                                                       101,203

                                                                                                                        10,642,563
                                                                                                                    --------------

SCHOOLS: 0.00%
          9,288      ABC LEARNING CENTRES LIMITED                                                                                0
                                                                                                                    --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.78%
         36,607      ABERDEEN ASSET MANAGEMENT PLC                                                                          84,311
          3,567      AGF MANAGEMENT LIMITED                                                                                 56,543
        111,828      AMERIPRISE FINANCIAL INCORPORATED                                                                   4,262,883
         13,642      ASX LIMITED                                                                                           413,075
          6,103      AZIMUT HOLDING SPA                                                                                     79,727
          2,507      BLACKROCK INCORPORATED NEW YORK SHARES                                                                569,290
        194,077      BMF BOVESPA SA                                                                                      1,304,534
          8,704      BREWIN DOLPHIN LIMITED                                                                                 22,925
         39,400      BURSA MALAYSIA BHD                                                                                     93,492
         11,765      CABCHARGE AUSTRALIA LIMITED                                                                            64,007
        170,990      CAPITAL SECURITIES CORPORATION                                                                         83,957
        105,690      CHARLES SCHWAB CORPORATION                                                                          1,937,298
        369,490      CHINA MERCHANTS BANK COMPANY LIMITED                                                                1,001,192

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
          6,402      CLOSE BROTHERS GROUP PLC                                                                       $       72,302
          7,752      CME GROUP INCORPORATED                                                                              2,544,439
         30,397      CRITERIA CAIXACORP SA                                                                                 155,185
         19,780      DAEWOO SECURITIES COMPANY LIMITED+                                                                    318,099
        136,000      DAIWA SECURITIES GROUP INCORPORATED                                                                   731,606
          1,056      DUNDEE CORPORATION CLASS A+                                                                            12,157
      1,416,850      E*TRADE FINANCIAL CORPORATION+                                                                      2,323,634
          5,124      F&C ASSET MANAGEMENT PLC                                                                                6,251
         44,842      FEDERATED INVESTORS INCORPORATED CLASS B                                                            1,156,027
         18,040      FRANKLIN RESOURCES INCORPORATED                                                                     1,948,861
         36,843      GOLDMAN SACHS GROUP INCORPORATED                                                                    6,250,783
          5,314      GREENHILL & COMPANY INCORPORATED                                                                      433,888
         83,585      GRUPO FINANCIERO BANORTE SA DE CV                                                                     288,867
        128,932      GRUPO FINANCIERO INBURSA SA DE CV                                                                     366,917
         23,044      HANA FINANCIAL GROUP INCORPORATED                                                                     666,865
          2,480      HELLENIC EXCHANGES SA HOLDING                                                                          30,908
         82,500      HONG KONG EXCHANGES & CLEARING LIMITED                                                              1,471,152
         18,000      HONG LEONG SINGAPORE FINANCE LIMITED                                                                   34,855
         15,167      HYUNDAI SECURITIES COMPANY                                                                            179,348
          1,500      ICHIYOSHI SECURITIES COMPANY LIMITED                                                                   10,290
          4,500      IGM FINANCIAL INCORPORATED                                                                            173,451
          8,280      INDIA INFOLINE LIMITED                                                                                 23,488
         29,840      INTERCONTINENTAL EXCHANGE INCORPORATED+                                                             3,186,614
         15,631      INTERMEDIATE CAPITAL GROUP PLC                                                                         69,815
        182,371      INVESCO LIMITED                                                                                     4,057,755
         22,800      INVESTEC LIMITED                                                                                      172,486
         46,370      INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                             846,253
          9,000      JAPAN SECURITIES FINANCE COMPANY LIMITED                                                               62,575
         17,647      JARDINE STRATEGIC HOLDINGS LIMITED                                                                    307,058
         37,000      KIM ENG HOLDINGS LIMITED                                                                               53,468
         86,600      KIM ENG SECURITIES THAILAND PCL+                                                                       31,259
          9,528      KINNEVIK INVESTMENT AB                                                                                144,528
         99,178      KNIGHT CAPITAL GROUP INCORPORATED+                                                                  1,451,966
         70,200      LEGG MASON INCORPORATED                                                                             1,985,958
          5,823      LONDON STOCK EXCHANGE GROUP PLC                                                                        72,085
         27,218      MACQUARIE GROUP LIMITED                                                                             1,196,591
          2,000      MARUSAN SECURITIES COMPANY LIMITED                                                                     11,846
        131,000      MASTERLINK SECURITIES CORPORATION                                                                      51,294
        122,386      MF GLOBAL LIMITED+                                                                                    769,808
          3,004      MIRAE ASSET SECURITIES COMPANY LIMITED                                                                150,613
          3,000      MITO SECURITIES COMPANY LIMITED                                                                         6,004
         35,000      MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                            33,607
          1,057      MLP AG                                                                                                 11,808
        105,752      MORGAN STANLEY                                                                                      3,339,648
         66,205      NASDAQ STOCK MARKET INCORPORATED+                                                                   1,236,709
        241,900      NOMURA HOLDINGS INCORPORATED                                                                        1,740,650
            137      NYSE EURONEXT                                                                                           3,431
         21,774      NYSE EURONEXT (PARIS) INCORPORATED                                                                    550,447
         19,000      OKASAN HOLDINGS INCORPORATED                                                                           95,396
         48,235      OPTIONSXPRESS HOLDINGS INCORPORATED                                                                   737,996
             12      PACIFIC MANAGEMENT CORPORATION                                                                              0
            643      PARTNERS GROUP                                                                                         78,739
         33,100      PHATRA SECURITIES PCL                                                                                  17,225
         21,002      PIPER JAFFRAY COMPANIES INCORPORATED+                                                                 910,437
         13,912      PLATINUM ASSET MANAGEMENT LIMITED+                                                                     61,289
        225,828      POLARIS SECURITIES COMPANY LIMITED                                                                    120,357
         82,250      PRESIDENT SECURITIES CORPORATION                                                                       49,203
            710      RATHBONE BROTHERS                                                                                       9,928
         43,148      RAYMOND JAMES FINANCIAL INCORPORATED                                                                1,048,065
         11,605      RELIANCE CAPITAL LIMITED                                                                              207,712
              4      RISA PARTNERS INCORPORATED                                                                              2,786
          6,157      SAMSUNG SECURITIES COMPANY LIMITED                                                                    320,876
          2,428      SCHRODERS PLC+                                                                                         38,685

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         30,277      STIFEL FINANCIAL CORPORATION+                                                                  $    1,626,480
         29,436      T. ROWE PRICE GROUP INCORPORATED                                                                    1,440,303
         56,800      TA ENTERPRISES BHD                                                                                     11,636
         26,554      TD AMERITRADE HOLDING CORPORATION+                                                                    521,521
          3,367      TMX GROUP INCORPORATED                                                                                 95,357
         23,000      TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                 81,421
          7,124      TONG YANG INVESTMENT BANK                                                                              70,767
         11,000      UOB-KAY HIAN HOLDINGS LIMITED                                                                          11,366
            189      VAN LANSCHOT NV                                                                                        10,571
         13,810      WOORI INVESTMENT & SECURITIES COMPANY LIMITED+                                                        176,960
         18,000      YAMANASHI CHOU BANK LIMITED                                                                            79,547

                                                                                                                        58,541,506
                                                                                                                    --------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.05%
         81,681      APPLIED MICRO CIRCUITS CORPORATION+                                                                   606,890
         25,143      CABOT MICROELECTRONICS CORPORATION+                                                                   769,124
         44,000      ELAN MICROELECTRONICS CORPORATION                                                                      71,102
         13,200      ELPIDA MEMORY INCORPORATED+                                                                           162,633
          8,800      SUMCO CORPORATION                                                                                     150,366

                                                                                                                         1,760,115
                                                                                                                    --------------

SHIP BUILDING: 0.00%
          9,718      AUSTAL LIMITED                                                                                         20,650
         39,000      CSBC CORPORATION TAIWAN                                                                                36,662

                                                                                                                            57,312
                                                                                                                    --------------

SOCIAL SERVICES: 0.01%
          2,077      BUREAU VERITAS SA                                                                                     103,760
         48,902      G4S PLC                                                                                               196,295
          2,690      SAVILLS PLC                                                                                            12,714

                                                                                                                           312,769
                                                                                                                    --------------

SOFTWARE: 0.03%
         23,304      MANTECH INTERNATIONAL CORPORATION CLASS A+                                                          1,008,597
          5,981      SALMAT LIMITED                                                                                         20,543

                                                                                                                         1,029,140
                                                                                                                    --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.47%
         37,679      ADELAIDE BRIGHTON LIMITED                                                                              85,930
         93,738      AMBUJA CEMENTS LIMITED                                                                                186,106
         38,000      ANHUI CONCH CEMENT COMPANY LIMITED                                                                    225,057
         97,000      ASAHI GLASS COMPANY LIMITED                                                                           847,235
        216,826      ASIA CEMENT CORPORATION                                                                               230,443
          8,382      ASSOCIATED CEMENT COMPANIES LIMITED+                                                                  143,736
         47,257      BORAL LIMITED                                                                                         242,383
          6,701      BRICKWORKS LIMITED                                                                                     77,332
          3,000      BUNKA SHUTTER COMPANY LIMITED                                                                           9,579
          3,462      BUZZI UNICEM SPA                                                                                       53,543
         11,173      CEMENTOS BIO-BIO SA                                                                                    24,702
          2,855      CEMENTOS LIMA SA                                                                                       28,243
        901,711      CEMEX SAB DE CV+                                                                                    1,024,351
         21,000      CENTRAL GLASS COMPANY LIMITED                                                                          78,714
         29,980      CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                          34,467
          1,900      CHOFU SEISAKUSHO COMPANY LIMITED                                                                       40,774
            116      CIMENTS FRANCAIS SA                                                                                    12,287
         13,097      CIMPOR CIMENTOS DE PORTUGAL SA                                                                         99,706

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
          5,200      CLEANUP CORPORATION                                                                            $       39,704
        181,776      CORNING INCORPORATED                                                                                3,032,024
         29,002      CRH PLC                                                                                               730,735
         46,241      EAGLE MATERIALS INCORPORATED                                                                        1,246,657
             27      FORBO HOLDING AG                                                                                        7,742
          1,265      GERRESHEIMER AG+                                                                                       43,783
        129,550      GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                     57,369
          1,593      HEIDELBERGCEMENT AG                                                                                   105,692
         10,142      HOLCIM LIMITED                                                                                        730,018
        189,500      INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                    222,470
          3,427      ITALCEMENTI SPA                                                                                        45,824
          2,435      ITALCEMENTI SPA RNC                                                                                    17,166
         34,507      JAMES HARDIE INDUSTRIES NV                                                                            255,368
        143,000      K WAH INTERNATIONAL HOLDINGS LIMITED                                                                   51,111
          7,595      LAFARGE SA                                                                                            624,156
          7,300      MADRAS CEMENTS LIMITED                                                                                 17,993
          9,000      NICHIAS CORPORATION                                                                                    31,964
          9,000      NIHON YAMAMURA GLASS COMPANY LIMITED                                                                   30,194
         30,000      NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                 356,779
         38,322      OWENS CORNING INCORPORATED+                                                                           905,549
         12,000      PANAHOME CORPORATION                                                                                   79,685
         55,957      PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                              234,407
         34,676      REXAM PLC                                                                                             158,243
            100      ROCKWOOL INTERNATIONAL AS                                                                              10,230
            887      SA DES CIMENTS VICAT                                                                                   74,572
         12,000      SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                  13,327
         23,000      SANWA SHUTTER CORPORATION                                                                              60,134
        163,000      SEMEN GRESIK PERSERO TBK PT                                                                           125,849
         20,000      SIAM CEMENT PCL                                                                                       137,163
          4,800      SIAM CITY CEMENT PCL                                                                                   33,208
         15,730      SIG PLC                                                                                                27,897
             99      SIKA AG                                                                                               148,828
          4,510      SUEZ CEMENT COMPANY                                                                                    37,137
         40,000      SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                  60,157
         90,000      TAIHEIYO CEMENT CORPORATION                                                                            99,954
        340,854      TAIWAN CEMENT CORPORATION                                                                             355,376
        152,505      TAIWAN GLASS INDUSTRIAL CORPORATION                                                                   121,325
          9,000      TAKARA STANDARD COMPANY LIMITED                                                                        49,769
          5,677      TATA CHEMICALS LIMITED                                                                                 34,313
          2,650      TITAN CEMENT COMPANY SA                                                                                77,354
         15,100      TOYO SEIKAN KAISHA LIMITED                                                                            226,046
          4,690      ULTRA TECH CEMENT LIMITED                                                                              84,357
         84,614      USG CORPORATION+                                                                                    1,170,212
        331,800      VANACHAI GROUP PCL                                                                                     22,955
          5,585      WIENERBERGER AG                                                                                        95,686
         14,000      YTL CEMENT BHD                                                                                         16,920

                                                                                                                        15,551,990
                                                                                                                    --------------

TELECOMMUNICATIONS: 0.01%
          3,084      FIRST QUANTUM MINERALS LIMITED                                                                        240,645
                                                                                                                    --------------

TELECOMMUNICATIONS - INTERGRATED, SERVICES: 0.00%
          3,062      BRASIL TELECOM SA                                                                                      48,851
         38,966      NETIA SA+                                                                                              61,902

                                                                                                                           110,753
                                                                                                                    --------------

TELECOMMUNICATIONS EQUIPMENT: 0.00%
         52,000      COMBA TELECOM SYSTEMS HOLDINGS LIMITED                                                                 58,508
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
TEXTILE MILL PRODUCTS: 0.12%
          7,594      ADITYA BIRLA NUVO LIMITED                                                                      $      135,701
          5,917      CENTURY TEXTILE & INDUSTRIES LIMITED                                                                   59,329
         86,000      CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                           3,495
         37,000      CHINA HONGXING SPORTS LIMITED                                                                           4,678
         12,000      DAIWABO COMPANY LIMITED                                                                                27,071
        370,358      FAR EASTERN TEXTILE COMPANY LIMITED                                                                   432,750
        111,000      FORMOSA TAFFETA COMPANY LIMITED                                                                        81,580
          5,637      GILDAN ACTIVEWEAR INCORPORATED+                                                                       108,691
         19,000      KURABO INDUSTRIES LIMITED                                                                              29,234
         28,000      KURARAY COMPANY LIMITED                                                                               336,557
            406      LAKSHMI MACHINE WORKS LIMITED                                                                          14,723
         46,000      MITSUBISHI RAYON COMPANY LIMITED                                                                      196,900
         24,087      MOHAWK INDUSTRIES INCORPORATED+                                                                       989,494
         13,000      NISSHINBO INDUSTRIES INCORPORATED                                                                     106,328
          9,000      NITTO BOSEKI COMPANY LIMITED                                                                           14,785
          4,393      NYRSTAR                                                                                                55,475
         68,618      RUENTEX INDUSTRIES LIMITED                                                                            115,149
          2,100      SEIREN COMPANY LIMITED                                                                                 14,212
         25,443      SPOTLESS GROUP LIMITED                                                                                 57,093
         62,000      TAINAN SPINNING COMPANY LIMITED                                                                        22,735
         79,000      TEIJIN LIMITED                                                                                        246,761
         64,000      TEXWINCA HOLDINGS LIMITED                                                                              58,632
        116,000      TORAY INDUSTRIES INCORPORATED                                                                         615,965
         81,000      TOYOBO COMPANY LIMITED                                                                                122,756
         17,000      UNITIKA                                                                                                12,390

                                                                                                                         3,862,484
                                                                                                                    --------------

TEXTILES - PRODUCTS: 0.03%
         76,068      ICONIX BRAND GROUP INCORPORATED+                                                                      856,526
                                                                                                                    --------------

THEATERS & ENTERTAINMENT: 0.04%
         97,713      REGAL ENTERTAINMENT GROUP CLASS A                                                                   1,338,668
                                                                                                                    --------------

TOBACCO PRODUCTS: 0.59%
        175,858      ALTRIA GROUP INCORPORATED                                                                           3,307,889
         14,600      BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                 190,650
         82,723      BRITISH AMERICAN TOBACCO PLC                                                                        2,513,546
          2,662      EASTERN TOBACCO                                                                                        57,784
         91,000      HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                  96,283
         43,390      IMPERIAL TOBACCO GROUP PLC                                                                          1,262,014
            400      JAPAN TOBACCO INCORPORATED                                                                          1,183,711
        165,160      PHILIP MORRIS INTERNATIONAL                                                                         7,942,544
         68,500      PT GUDANG GARAM TBK                                                                                   124,974
         14,569      REYNOLDS AMERICAN INCORPORATED                                                                        727,867
          7,900      SOUZA CRUZ SA                                                                                         272,259
         10,000      SWEDISH MATCH AB                                                                                      215,160
         31,487      UNIVERSAL CORPORATION                                                                               1,351,107

                                                                                                                        19,245,788
                                                                                                                    --------------

TRANSPORTATION: 0.00%
          3,310      ANSALDO STS SPA                                                                                        66,103
                                                                                                                    --------------

TRANSPORTATION BY AIR: 0.37%
             30      ACE AVIATION HOLDINGS INCORPORATED+                                                                       165
          1,420      AEROPORTS DE PARIS                                                                                    113,753
        264,000      AIR CHINA                                                                                             190,419
          8,678      AIR FRANCE-KLM                                                                                        137,602
        180,000      AIRASIA BHD+                                                                                           67,384
         32,900      ALITALIA SPA+                                                                                               0
         92,000      ALL NIPPON AIRWAYS COMPANY LIMITED                                                                    241,601

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
TRANSPORTATION BY AIR (continued)
          9,400      ARRIVA PLC                                                                                     $       70,902
         52,544      AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                 70,005
        147,331      BAE SYSTEMS PLC                                                                                       795,230
         46,000      BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                          31,933
         12,300      BOMBARDIER INCORPORATED                                                                                52,211
         34,581      BRISTOW GROUP INCORPORATED+                                                                         1,186,820
         27,402      BRITISH AIRWAYS PLC                                                                                    88,039
         76,000      CATHAY PACIFIC AIRWAYS LIMITED                                                                        129,837
        198,605      CHINA AIRLINES                                                                                         61,657
        146,672      CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                        2,091,543
          9,080      DEUTSCHE LUFTHANSA AG                                                                                 144,930
         10,419      EASYJET PLC+                                                                                           62,905
          1,785      ELBIT SYSTEMS LIMITED                                                                                 109,250
         14,353      EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                           256,789
        209,878      EVA AIRWAYS CORPORATION+                                                                               78,266
         15,471      FINMECCANICA SPA                                                                                      256,232
             99      FLUGHAFEN ZUERICH AG                                                                                   27,499
         84,349      GMR INFRASTRUCTURE LIMITED+                                                                           120,045
         27,436      IBERIA LINEAS AEREAS DE ESPANA SA                                                                      79,921
         85,000      JAPAN AIRLINES CORPORATION                                                                             90,467
             63      JAZZ AIR INCOME FUND                                                                                      251
        321,309      JETBLUE AIRWAYS CORPORATION+                                                                        1,770,413
          3,268      KLOECKNER & COMPANY                                                                                    76,308
             11      KOBENHAVNS LUFTHAVNE                                                                                    2,630
          4,940      KOREAN AIR LINES COMPANY LIMITED                                                                      210,082
         23,067      MALAYSIAN AIRLINE SYSTEM BHD                                                                           20,738
         31,410      MEGGITT PLC                                                                                           123,650
         88,498      QANTAS AIRWAYS LIMITED                                                                                210,744
          5,200      RYANAIR HOLDINGS PLC ADR+                                                                             136,292
         22,500      SAS AB+                                                                                                14,168
         40,200      SINGAPORE AIRLINES LIMITED                                                                            386,315
         71,668      SKYWEST INCORPORATED                                                                                1,054,236
         13,260      TAV HAVALIMANLARI HOLDING AS+                                                                          34,189
         76,300      THAI AIRWAYS INTERNATIONAL PCL                                                                         40,393
          1,458      TRANSAT AT INCORPORATED                                                                                20,750
         20,000      TRANSMILE GROUP BHD+                                                                                    5,777
         52,361      TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                    166,530
        173,258      UAL CORPORATION+<<                                                                                  1,344,482
        177,317      VIRGIN BLUE HOLDINGS LIMITED                                                                           85,262
          1,900      WESTJET AIRLINES LIMITED+                                                                              21,243

                                                                                                                        12,279,858
                                                                                                                    --------------

TRANSPORTATION EQUIPMENT: 2.04%
        123,000      AAPICO HITECH PCL                                                                                      28,304
         41,510      AAR CORPORATION+                                                                                      774,577
         16,000      AISIN SEIKI COMPANY LIMITED                                                                           386,858
          5,200      AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                 30,560
          5,547      AMTEK AUTO LIMITED                                                                                     22,431
          9,293      ASHTEAD GROUP PLC                                                                                      10,381
         10,417      BAJAJ AUTO                                                                                            351,701
          9,936      BAJAJ AUTO LIMITED+                                                                                   112,849
         17,911      BAJAJ FINSERV                                                                                         119,792
         13,146      BAYERISCHE MOTOREN WERKE AG                                                                           620,310
         21,403      BBA AVIATION PLC+                                                                                      54,611
         56,584      BOMBARDIER INCORPORATED                                                                               240,190
        110,069      BRUNSWICK CORPORATION                                                                               1,105,093
         11,900      CAE INCORPORATED                                                                                       95,840
          7,000      CALSONIC KANSEI CORPORATION                                                                            16,439
         72,000      CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED                                         170,012
         67,150      CHINA MOTOR COMPANY LIMITED                                                                            48,100
             24      CHONGQING CHANGCHUN AUTOMOBILE B CNY1                                                                      24
         54,205      CLARCOR INCORPORATED<<                                                                              1,727,513

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
TRANSPORTATION EQUIPMENT (continued)
         42,752      COBHAM PLC                                                                                     $      157,261
            139      CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                          72,560
        106,518      COSCO PACIFIC LIMITED                                                                                 148,437
         16,000      DAIHATSU MOTOR COMPANY LIMITED                                                                        150,301
         36,340      DAIMLER AG                                                                                          1,839,978
         43,300      DENSO CORPORATION                                                                                   1,209,735
        490,000      DENWAY MOTORS LIMITED                                                                                 300,953
         94,900      DRB-HICOM BHD                                                                                          28,253
          3,600      EXEDY CORPORATION                                                                                      67,635
          3,300      FCC COMPANY LIMITED                                                                                    55,280
         28,742      FIAT SPA (COMMON)                                                                                     424,239
          3,220      FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                              30,775
        365,679      FORD MOTOR COMPANY+<<                                                                               3,250,886
          1,900      FUTABA INDUSTRIAL COMPANY LIMITED                                                                      11,891
         27,147      GENERAL DYNAMICS CORPORATION                                                                        1,788,987
         69,479      GENUINE PARTS COMPANY                                                                               2,489,433
            115      GEORG FISCHER AG                                                                                       29,882
         58,231      GKN PLC                                                                                               101,927
         50,845      GOODRICH CORPORATION                                                                                3,017,142
         30,336      GROUP 1 AUTOMOTIVE INCORPORATED                                                                       765,681
          6,320      GUD HOLDINGS LIMITED                                                                                   49,318
        101,500      HARLEY-DAVIDSON INCORPORATED<<                                                                      2,957,710
          9,987      HERO HONDA MOTORS LIMITED                                                                             370,452
         33,000      HINO MOTORS LIMITED                                                                                    98,496
        150,000      HONDA MOTOR COMPANY LIMITED                                                                         4,685,331
             25      HONDA MOTOR COMPANY LIMITED ADR                                                                           775
         58,192      HONEYWELL INTERNATIONAL INCORPORATED                                                                2,238,646
          6,000      HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                                         79,664
          7,518      HYUNDAI MOBIS                                                                                         963,400
         14,631      HYUNDAI MOTOR COMPANY LIMITED                                                                       1,245,673
        104,000      ISUZU MOTORS LIMITED                                                                                  178,066
         75,284      ITT CORPORATION                                                                                     3,893,688
          2,000      JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                            14,068
         49,486      JOHNSON CONTROLS INCORPORATED                                                                       1,338,596
         18,000      JTEKT CORPORATION                                                                                     176,377
          1,200      KANTO AUTO WORKS LIMITED                                                                                9,954
         20,000      KAYABA INDUSTRY COMPANY LIMITED                                                                        53,216
          3,500      KEIHIN CORPORATION                                                                                     49,925
         21,990      KIA MOTORS CORPORATION                                                                                324,328
         78,064      KING YUAN ELECTRONICS COMPANY LIMITED                                                                  31,901
          9,000      KOITO MANUFACTURING COMPANY LIMITED                                                                   133,792
            924      LINAMAR CORPORATION                                                                                    12,362
          4,400      MAGNA INTERNATIONAL INCORPORATED CLASS A                                                              209,702
         11,342      MARUTI SUZUKI INDIA LIMITED                                                                           379,737
        133,000      MAZDA MOTOR CORPORATION                                                                               283,110
        310,000      MITSUBISHI MOTORS CORPORATION+                                                                        419,597
         62,000      MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                     152,776
          2,336      MTU AERO ENGINES HOLDINGS                                                                             119,785
          1,900      MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                              39,477
         21,639      NAVISTAR INTERNATIONAL CORPORATION+                                                                   714,303
         15,000      NGK SPARK PLUG COMPANY LIMITED                                                                        161,557
         16,000      NHK SPRING COMPANY LIMITED                                                                            142,897
          4,000      NIPPON SEIKI COMPANY LIMITED                                                                           34,012
         14,000      NIPPON SHARYO LIMITED                                                                                  77,256
        206,700      NISSAN MOTOR COMPANY LIMITED                                                                        1,496,925
          6,000      NISSAN SHATAI COMPANY LIMITED                                                                          50,810
          3,200      NISSIN KOGYO COMPANY LIMITED                                                                           47,830
         10,000      NOK CORPORATION                                                                                       116,150
          4,960      NOKIAN RENKAAT OYJ                                                                                    125,419
         24,933      NORTHROP GRUMMAN CORPORATION                                                                        1,366,328
         53,791      NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                          148,773
         61,148      ORBITAL SCIENCES CORPORATION+                                                                         766,184
         23,600      ORIENTAL HOLDINGS BHD                                                                                  39,443

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
TRANSPORTATION EQUIPMENT (continued)
          4,000      PRESS KOGYO COMPANY LIMITED                                                                    $        6,386
          1,900      PROSAFE PRODUCTION PUBLIC LIMITED+                                                                      3,884
         12,700      PROTON HOLDINGS BHD                                                                                    15,161
          4,000      RIKEN CORPORATION                                                                                      11,893
         73,312      ROLLS ROYCE GROUP PLC                                                                                 572,273
          2,300      SAAB AB                                                                                                35,795
         10,290      SAFRAN SA                                                                                             172,201
         14,000      SANDEN CORPORATION                                                                                     30,611
         36,757      SANYANG INDUSTRIAL COMPANY LIMITED                                                                     17,134
         13,820      SCANIA AB CLASS B                                                                                     190,305
         61,200      SEMBCORP MARINE LIMITED                                                                               154,769
         11,000      SHINMAYWA INDUSTRIES LIMITED                                                                           34,105
          1,800      SHOWA CORPORATION                                                                                       8,663
         86,000      SINOTRUK HONG KONG LIMITED                                                                            102,312
         96,200      SOMBOON ADVANCE TECHNOLOGY PCL+                                                                        34,145
        112,156      SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                           2,044,604
          3,438      STX SHIPBUILDING COMPANY LIMITED                                                                       34,002
         36,000      SUZUKI MOTOR CORPORATION                                                                              853,771
            700      TACHI-S COMPANY LIMITED                                                                                 5,912
          3,800      TAKATA CORPORATION                                                                                     73,547
         10,088      TATA MOTORS LIMITED ADR<<                                                                             144,460
        117,800      TEXTRON INCORPORATED                                                                                2,361,890
         13,600      THAI STANLEY ELECTRIC PCL                                                                              49,499
          3,692      THALES SA                                                                                             181,058
         12,763      TOFAS TURK OTOMOBIL FABRIKASI AS                                                                       34,077
          5,300      TOKAI RIKA COMPANY LIMITED                                                                            109,201
          6,000      TOYODA GOSEI COMPANY LIMITED                                                                          164,854
          4,400      TOYOTA AUTO BODY COMPANY LIMITED                                                                       80,222
          7,100      TOYOTA BOSHOKU CORPORATION                                                                            139,634
         17,400      TOYOTA INDUSTRIES CORPORATION                                                                         477,071
         15,349      TRANSDIGN GROUP INCORPORATED                                                                          665,379
        100,902      TRINITY INDUSTRIES INCORPORATED                                                                     1,904,021
          5,000      TS TECH COMPANY LIMITED                                                                                91,682
         46,800      UMW HOLDINGS BHD                                                                                       86,909
         40,824      UNIMICRON TECHNOLOGY CORPORATION                                                                       51,952
         74,970      UNITED TECHNOLOGIES CORPORATION                                                                     5,040,983
          2,677      VALEO SA                                                                                               76,594
         18,900      VOLVO AB CLASS A                                                                                      179,876
         42,180      VOLVO AB CLASS B                                                                                      400,833
            279      VOSSLOH AG                                                                                             28,068
         51,971      WABTEC CORPORATION                                                                                  2,000,884
        106,000      XINYI GLASS HOLDING COMPANY LIMITED                                                                    84,526
         19,300      YAMAHA MOTOR COMPANY LIMITED                                                                          225,732
      1,551,500      YARNAPUND PCL                                                                                          42,935
        106,929      YUE LOONG MOTOR                                                                                       130,426
          2,058      ZODIAC SA                                                                                              69,823

                                                                                                                        66,878,692
                                                                                                                    --------------

TRANSPORTATION SERVICES: 0.44%
         15,364      ANTOFAGASTA PLC                                                                                       227,604
          2,050      CARGOTEC CORPORATION                                                                                   53,776
         70,476      CH ROBINSON WORLDWIDE INCORPORATED                                                                  3,928,332
         13,655      CIA DE CONCESSOES RODOVIARIAS                                                                         294,413
        145,000      COMFORTDELGRO CORPORATION LIMITED                                                                     155,058
          1,187      DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                       13,669
         34,382      DEUTSCHE POST AG                                                                                      643,780
          2,000      EXPEDIA INCORPORATED+                                                                                  50,960
         88,056      EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                    2,811,628
         19,115      FIRSTGROUP PLC                                                                                        123,049
          1,636      FRAPORT AG                                                                                             81,017
          5,254      FREIGHTWAYS LIMITED                                                                                    11,930
         51,378      GATX CORPORATION                                                                                    1,483,283

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
TRANSPORTATION SERVICES (continued)
            798      GLOVIS COMPANY LIMITED                                                                         $       75,490
          1,463      GO-AHEAD GROUP PLC                                                                                     29,242
          1,110      HAMBURGER HAFEN UND LOGISTIK AG                                                                        43,085
         79,122      HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                   775,396
         40,356      HUB GROUP INCORPORATED CLASS A+                                                                     1,067,416
         21,000      KAMIGUMI COMPANY LIMITED                                                                              165,687
          1,700      KINTETSU WORLD EXPRESS INCORPORATED                                                                    45,135
          1,636      KONINKLIJKE VOPAK NV                                                                                  128,280
          1,506      KOREA EXPRESS COMPANY LIMITED+                                                                         67,607
          2,100      KUEHNE & NAGEL INTERNATIONAL AG                                                                       202,798
          3,000      MARUZEN SHOWA UNYU COMPANY LIMITED                                                                     10,412
          5,128      NATIONAL EXPRESS GROUP PLC                                                                             14,164
         76,000      NIPPON EXPRESS COMPANY LIMITED                                                                        337,621
            782      OESTERREICHISCHE POST AG                                                                               21,488
            558      PANALPINA WELTTRANSPORT HOLDINGS AG+                                                                   35,832
         41,000      POS MALAYSIA & SERVICES HOLDINGS BHD                                                                   28,522
          1,684      SBS TRANSIT LIMITED                                                                                     2,069
        138,000      SINGAPORE POST LIMITED                                                                                 97,218
        101,500      SINOTRANS SHIPPING LIMITED                                                                             47,148
         65,000      SMRT CORPORATION LIMITED                                                                               82,659
         25,848      STAGECOACH GROUP PLC                                                                                   61,403
         16,077      TATA MOTORS LIMITED                                                                                   229,205
         13,632      THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                             79,626
         16,579      THOMAS COOK GROUP PLC                                                                                  57,821
         14,597      TNT NV                                                                                                423,458
          4,785      TOGNUM AG                                                                                              76,591
         51,939      TOLL HOLDINGS LIMITED                                                                                 386,752
          2,911      TRANSFORCE INCORPORATED                                                                                19,032
          3,159      VITERRA INCORPORATED ADR+                                                                              31,533
          9,113      WOTIF.COM HOLDINGS LIMITED                                                                             52,584
          2,000      YOKOGAWA BRIDGE HOLDINGS CORPORATION                                                                   17,446

                                                                                                                        14,591,219
                                                                                                                    --------------

TRANSPORTATION-MARINE: 0.01%
        116,600      MISC BHD+                                                                                             303,830
         70,800      PRECIOUS SHIPPING PCL                                                                                  37,056
         31,000      SHIH WEI NAVIGATION COMPANY LIMITED                                                                    42,388

                                                                                                                           383,274
                                                                                                                    --------------

WASTE MANAGEMENT: 0.00%
          4,197      BFI CANADA LIMITED                                                                                     59,531
                                                                                                                    --------------

WATER TRANSPORTATION: 0.34%
             23      A.P. MOLLER-MAERSK A/S                                                                                163,353
         52,404      ALEXANDER & BALDWIN INCORPORATED                                                                    1,600,942
             43      AP MOLLER-MAERSK AS                                                                                   314,074
        138,666      BERLIAN LAJU TANKER                                                                                     9,679
         45,650      CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                 16,787
         96,000      CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                    140,964
         43,856      CIA SUDAMERICANA DE VAPORES SA                                                                         31,467
            227      COMPAGNIE MARITIME BELGE SA+                                                                            7,209
        268,500      COSCO HOLDINGS                                                                                        354,071
          1,300      D S NORDEN                                                                                             53,772
         12,000      DAIICHI CHUO KISEN KAISHA+                                                                             27,210
            524      DS TORM AS                                                                                              5,498
        303,000      EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                         155,836
         30,000      EZRA HOLDINGS LIMITED                                                                                  44,870
          2,361      FORTH PORTS PLC                                                                                        41,560
         34,786      GENCO SHIPPING & TRADING LIMITED<<                                                                    816,775
         65,787      GENERAL MARITIME CORPORATION                                                                          465,114

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
WATER TRANSPORTATION (continued)
          9,050      HANJIN SHIPPING COMPANY LIMITED+                                                               $      128,361
          4,350      HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                90,906
          4,200      IINO KAIUN KAISHA LIMITED                                                                              19,095
        134,600      INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                     66,994
         61,000      JAYA HOLDINGS LIMITED                                                                                  19,613
         51,000      KAWASAKI KISEN KAISHA LIMITED                                                                         148,091
         21,908      KIRBY CORPORATION+                                                                                    730,632
            300      KOREA LINE CORPORATION                                                                                 10,449
         14,000      MALAYSIAN BULK CARRIERS BHD                                                                            12,834
        111,400      MISC BHD+                                                                                             290,609
         95,000      MITSUI OSK LINES LIMITED                                                                              530,831
         80,000      NEPTUNE ORIENT LINES LIMITED                                                                           87,283
         97,000      NIPPON YUSEN KABUSHIKI KAISHA                                                                         301,863
          4,000      NISSIN CORPORATION                                                                                     10,180
         19,000      ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                  85,928
         29,615      OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                             1,134,551
        155,000      PACIFIC BASIN SHIPPING LIMITED                                                                        117,399
         48,131      PETRONET LNG LIMITED                                                                                   70,259
          2,269      PORT OF TAURANGA LIMITED                                                                               11,393
         73,800      REGIONAL CONTAINER LINES PCL+                                                                          22,199
         58,902      ROYAL CARIBBEAN CRUISES LIMITED<<                                                                   1,447,222
            284      SCHMITT INDUSTRIES INCORPORATED                                                                        25,586
         10,900      SCOMI MARINE BHD                                                                                        1,526
          2,000      SHINWA KAIUN KAISHA LIMITED                                                                             5,484
         35,800      SINCERE NAVIGATION CORPORATION                                                                         42,610
          9,000      STX PAN OCEAN COMPANY LIMITED                                                                          89,480
         20,000      TAIWAN NAVIGATION COMPANY LIMITED                                                                      27,378
         53,113      TEEKAY CORPORATION                                                                                  1,274,712
         81,840      THORESEN THAI AGENCIES PCL+                                                                            63,389
         58,000      U-MING TRANSPORT CORPORATION                                                                          114,994
        107,416      YANG MING MARINE TRANSPORT                                                                             37,887

                                                                                                                        11,268,919
                                                                                                                    --------------

WHOLESALE DISTRIBUTORS: 0.00%
          1,800      MATSUDA SANGYO COMPANY LIMITED                                                                         31,319
          4,383      SUPER CHEAP AUTO GROUP LIMITED+                                                                        21,678

                                                                                                                            52,997
                                                                                                                    --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.87%
         28,838      AIRGAS INCORPORATED                                                                                 1,333,758
          3,900      ALFRESA HOLDINGS CORPORATION                                                                          169,644
         38,723      BROWN-FORMAN CORPORATION CLASS B                                                                    1,981,456
          6,400      CANON MARKETING JAPAN INCORPORATED                                                                     93,882
         30,200      CARDINAL HEALTH INCORPORATED                                                                          973,346
         90,000      CHINA MENGNIU DAIRY COMPANY                                                                           276,966
          1,900      DANISCO AS                                                                                            117,596
         79,100      DEAN FOODS COMPANY+                                                                                 1,257,690
            477      EMS-CHEMIE HOLDINGS AG+                                                                                54,470
         45,547      ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                         1,003,400
         52,339      FRESH DEL MONTE PRODUCE INCORPORATED+                                                               1,137,326
            226      GALENICA AG                                                                                            79,762
         16,039      GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+                                                        1,010,136
         37,214      HENRY SCHEIN INCORPORATED+                                                                          1,848,047
        205,869      INCHCAPE PLC                                                                                           94,118
         12,370      KT&G CORPORATION                                                                                      717,009
          4,685      LG CHEM LIMITED                                                                                       844,090
            515      LG HAUSYS LIMITED+                                                                                     52,483
         10,885      MEDA AB CLASS A                                                                                       100,316
         55,162      MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                3,484,032
         17,300      MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                               238,966

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                     VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
          4,337      METRO INCORPORATED                                                                             $      149,251
         31,400      NIKE INCORPORATED CLASS B                                                                           2,037,546
         65,054      NU SKIN ENTERPRISES INCORPORATED                                                                    1,742,146
            630      SOS CUETARA SA                                                                                          1,750
         92,476      SUPERVALU INCORPORATED                                                                              1,278,943
          6,800      SUZUKEN COMPANY LIMITED                                                                               248,589
         49,548      SYSCO CORPORATION                                                                                   1,339,778
        611,100      THAI PETROCHEM                                                                                         68,380
          6,200      TOHO PHARMACEUTICAL                                                                                    85,856
         38,836      TRACTOR SUPPLY COMPANY+                                                                             1,813,253
        408,476      UNI-PRESIDENT ENTERPRISES CORPORATION                                                                 478,559
          3,248      UNITED DRUG PLC                                                                                        10,510
         41,822      UNITED NATURAL FOODS INCORPORATED+                                                                  1,054,333
         25,046      UNITED STATIONERS INCORPORATED+                                                                     1,275,843
         12,537      VITERRA INCORPORATED+                                                                                 126,510

                                                                                                                        28,579,740
                                                                                                                    --------------

WHOLESALE TRADE-DURABLE GOODS: 0.79%
          1,800      ABC-MART INCORPORATED+                                                                                 56,120
          3,407      ALESCO CORPORATION LIMITED                                                                             14,885
         52,190      ARROW ELECTRONICS INCORPORATED+                                                                     1,371,553
            600      AS ONE CORPORATION                                                                                     11,453
          2,500      AUTOBACS SEVEN COMPANY LIMITED                                                                         75,341
            874      BHARAT EARTH MOVERS LIMITED                                                                            18,844
         47,944      BORGWARNER INCORPORATED                                                                             1,448,388
          3,478      CELESIO AG                                                                                             91,757
        215,000      CMC MAGNETICS CORPORATION+                                                                             49,041
          8,224      COCA-COLA ICECEK URETIM AS                                                                             62,968
         10,191      DAEWOO INTERNATIONAL CORPORATION                                                                      282,645
         12,180      DIGITAL CHINA HOLDINGS LIMITED                                                                         14,333
          3,900      ENPLAS CORPORATION                                                                                     72,279
         92,735      ESPRIT HOLDINGS LIMITED                                                                               623,414
          6,800      FINNING INTERNATIONAL INCORPORATED                                                                     97,161
          3,100      FUJI ELECTRONICS COMPANY LIMITED                                                                       26,180
          4,800      HAKUTO COMPANY LIMITED                                                                                 39,926
         10,381      HALFORDS GROUP                                                                                         70,275
          6,490      HANWHA CHEMICAL (KOREA) CORPORATION                                                                   237,208
         12,000      HANWHA CHEMICAL CORPORATION                                                                            39,149
         79,386      HILL-ROM HOLDINGS INCORPORATED                                                                      1,760,781
          5,900      HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                  96,377
          2,543      HYOSUNG CORPORATION+                                                                                  183,705
          2,200      INABA DENKI SANGYO COMPANY LIMITED                                                                     53,447
         70,574      INGRAM MICRO INCORPORATED+                                                                          1,199,052
         57,254      INSIGHT ENTERPRISES INCORPORATED+                                                                     581,128
        131,000      ITOCHU CORPORATION                                                                                    898,693
          6,000      ITOCHU ENEX COMPANY LIMITED                                                                            27,001
         24,000      IWATANI INTERNATIONAL CORPORATION                                                                      69,135
         11,000      JAPAN PULP & PAPER COMPANY LIMITED                                                                     39,195
          8,439      JARDINE CYCLE & CARRIAGE LIMITED                                                                      148,048
          9,000      JFE SHOJI HOLDINGS INCORPORATED                                                                        29,778
          3,800      KAGA ELECTRONICS COMPANY LIMITED                                                                       36,488
         34,000      KANEMATSU CORPORATION+                                                                                 25,960
          3,500      KATO SANGYO COMPANY LIMITED                                                                            69,320
          3,200      KESKO OYJ B SHARES                                                                                    108,880
          6,643      KINGSPAN GROUP PLC                                                                                     58,153
          3,100      KURODA ELECTRIC COMPANY LIMITED                                                                        42,785
             30      KYOCERA CORPORATION                                                                                     2,372
          1,600      LG INTERNATIONAL CORPORATION                                                                           40,729
        200,000      LI & FUNG LIMITED                                                                                     805,156
         21,211      LITE-ON IT CORPORATION                                                                                 19,445
         58,037      LKQ CORPORATION+                                                                                    1,011,585
          1,300      MACNICA INCORPORATED                                                                                   20,724

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
         18,391      MARTIN MARIETTA MATERIALS INCORPORATED<<                                                       $    1,568,568
             33      MITSUBISHI CORPORATION                                                                                  1,477
        143,500      MITSUI & COMPANY LIMITED                                                                            1,899,167
            263      MITSUI & COMPANY LIMITED ADR                                                                           69,353
         10,000      NAGASE & COMPANY LIMITED                                                                              121,124
         75,000      NISSHIN STEEL COMPANY LIMITED                                                                         111,927
         51,553      OMNICARE INCORPORATED                                                                               1,194,999
         44,631      OWENS & MINOR INCORPORATED                                                                          1,731,236
         23,214      PHOENIX PRECISION TECHNOLOGY CORPORATION                                                               18,552
         96,960      PREMIER FOODS PLC                                                                                      52,335
         64,343      PSS WORLD MEDICAL INCORPORATED+                                                                     1,245,037
         27,949      RELIANCE STEEL & ALUMINUM COMPANY                                                                   1,142,555
          1,438      RUSSEL METALS INCORPORATED                                                                             22,168
          3,100      RYOSHOKU LIMITED                                                                                       90,733
            800      RYOYO ELECTRO CORPORATION                                                                               6,340
         13,631      SAMSUNG CORPORATION                                                                                   534,549
         98,300      SOJITZ CORPORATION                                                                                    171,718
          1,291      STRAUSS GROUP LIMITED                                                                                  18,113
        242,714      SYCAMORE NETWORKS INCORPORATED                                                                        686,881
          7,000      TAT HONG HOLDINGS LIMITED                                                                               4,805
          2,000      TOKAI CORPORATION                                                                                      10,296
          2,600      TOMEN ELECTRONICS CORPORATION                                                                          25,868
          3,016      TOROMONT INDUSTRIES LIMITED                                                                            73,014
          3,700      TOYO CORPORATION                                                                                       31,590
         18,300      TOYOTA TSUSHO CORPORATION                                                                             244,734
            900      TRUSCO NAKAYAMA CORPORATION                                                                            13,056
            432      UNI-SELECT INCORPORATED                                                                                11,662
          2,100      VALOR COMPANY LIMITED                                                                                  16,642
         11,224      WOLSELEY PLC                                                                                          214,189
         87,945      WPG HOLDINGS COMPANY LIMITED                                                                          124,625
         25,680      WW GRAINGER INCORPORATED                                                                            2,508,936
          2,000      YOKOHAMA REITO COMPANY                                                                                 13,882
         10,000      YUASA TRADING COMPANY LIMITED                                                                           7,915

                                                                                                                        26,018,903
                                                                                                                    --------------

TOTAL COMMON STOCKS (COST $3,164,940,510)                                                                            3,142,130,905
                                                                                                                    --------------

RIGHTS: 0.02%
          1,504      CIA GENERAL DE ELECTRICIDAD (ELECTRIC, GAS & SANITARY SERVICES)                                            55
         16,896      CIA SUDAMERICANA DE VAPORES SA (TRANSPORTATION SERVICES)                                                1,002
          6,400      DNB NOR ASA (BANKING)                                                                                  18,750
          1,170      EMPRESAS CMPC S.A. (PAPER & ALLIED PRODUCTS)                                                           11,052
         49,425      FORTIS (BANKING)                                                                                            0
         15,743      GZI TRANSPORT LIMITED  (BUSINESS SERVICE)                                                                 264
         84,771      ING GROEP NV (INSURANCE)                                                                              210,025
         22,246      IOI CORPORATION BHD (AGRICULTURE PRODUCTION CROPS)                                                     16,472
          2,224      JYSKE BANK A/S (BANKING)                                                                                4,757
          4,870      K+S AG (CHEMICALS)                                                                                     16,307
          5,300      KEMIRA OYJ (CHEMICALS)                                                                                  7,600
          2,285      KIWI INCOME PROPERTY TRUST (REITS)                                                                          2
        814,342      LLOYDS BANKING GROUP PLC (BANKING)                                                                    237,792
         27,238      MAPFRE SA (INSURANCE)                                                                                     409
         11,965      NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                   12,401
          1,000      NICOX SA (BIOPHARMACEUTICALS)                                                                           1,156
          1,720      OBRASCON HUARTE LAIN SA (ENGINEERING CONSTRUCTION)                                                      3,357
          7,858      PERNOD-RICARD SA (BEVERAGES)                                                                           13,404
          9,849      PICCOLO CREDITO VALTELLINESE SCARL (BANKING)                                                            2,819
            922      PROGRAMMED MAINTENANCE SERVICE LIMITED (BUILDING MAINTENANCE)                                             101
          4,293      QUINTAIN ESTATES & DEVELOPMENT PLC (REAL ESTATE)                                                        1,236

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
RIGHTS (continued)
            208      STX CORPORATION (TRANSPORTATION EQUIPMENT)                                                     $          259

TOTAL RIGHTS (COST $1,235,439)                                                                                             559,220
                                                                                                                    --------------

WARRANTS: 0.00%
          2,479      BEACH ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                43
          1,583      BURU ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                  7
         15,346      GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURE SERVICES)                                                    1,164
          2,200      GOODPACK LIMITED (TRANPORTATION EQUIPMENT)                                                              1,415
          3,300      IJM LAND BHD (REAL ESTATE)                                                                              1,148
        203,875      MATAHARI PUTRA PRIMA (GENERAL MERCHANDISE STORES)                                                       1,423
         11,007      MEDIOBANCA SPA (BANKING)                                                                                1,592
         17,515      OSIM INTERNATIONAL LIMITED (MEASURING, ANALYZING, &
                     CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)                                         1,455
            321      RESOLUTE MINING LIMITED (METAL MINING)                                                                    165
            700      TAT HONG HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  30
         16,423      UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                1,184

TOTAL WARRANTS (COST $1,481)                                                                                                 9,626
                                                                                                                    --------------

PREFERRED STOCKS: 0.99%
         78,069      ALL AMERICA LATINA LOGISTICA                                                                          108,954
        164,350      BANCO BRADESCO SA (DEPOSITORY INSTITUTIONS)                                                         3,417,132
        255,332      BANCO ITAU HOLDING FINANCEIRA SA (DEPOSITORY INSTITUTIONS)                                          5,519,709
          2,478      BAYERISCHE MOTOREN WERKE AG                                                                            81,635
            588      BOSS (HUGO) AG PRF NPV                                                                                 20,687
         23,600      BRADESPAR SA                                                                                          520,262
         16,191      BRASIL TELECOM SA NEW PRF SHS NPV                                                                     156,701
            557      CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                             40,564
         19,900      CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B                                                        286,456
         16,894      CIA DE BEBIDAS DAS AMERICAS (BREWERY)                                                               1,611,931
         36,314      CIA ENERGETICA DE MINAS GERAIS (ELECTRONIC & OTHER ELECTRICAL
                     EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                    622,644
        218,630      COMPANHIA VALE DO RIO DOCE CLASS A (METAL MINING)                                                   5,276,761
          8,213      EMBOTELLADORA ANDINA SA CLASS A (FOOD & KINDRED PRODUCTS)                                              21,459
          7,326      EMBOTELLADORA ANDINA SA CLASS B (FOOD & KINDRED PRODUCTS)                                              22,822
          1,069      FIAT SPA (PREFERRED)                                                                                    9,366
          3,183      FRESENIUS AG                                                                                          212,494
            264      FUCHS PETROLUB AG                                                                                      24,462
         70,502      GERDAU SA (PRIMARY METAL INDUSTRIES)                                                                1,088,353
          7,056      HENKEL KGAA PREFERRED                                                                                 355,460
          1,022      HONG KONG ENERGY HOLDINGS LIMITED (ENERGY)                                                                 75
        337,096      INVESTIMENTOS ITAU SA                                                                               2,152,575
            518      ISTITUTO FINANZIARIO INDUSTRIALE SPA                                                                    5,569
            357      MACQUARIE AIRPORT CONVERTIBLE BOND                                                                     35,166
          5,767      MALAYSIAN AIRLINE (TRANSPORTATION BY AIR)                                                               1,351
         28,556      METALURGICA GERDAU SA (PRIMARY METAL INDUSTRIES)                                                      537,611
        333,304      PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)                                                       7,366,673
          3,463      PORSCHE AG                                                                                            241,014
            786      PROSIEBENSAT.1 MEDIA AG                                                                                10,233
          1,544      RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            130,224
             67      SHINKIN CENTRAL BANK                                                                                  111,227
         34,080      TA GLOBAL BHD PREFERRED STOCK                                                                           3,817
         25,477      TELE NORTE LESTE PARTICIPACOES SA (COMMUNICATIONS)                                                    535,518
          3,803      TELECOMUNICACOES DE SAO PAULO SA (COMMUNICATIONS)                                                      93,477
          3,078      TELEMAR NORTE LESTE SA                                                                                112,565
         68,500      TIM PARTICIPACOES SA                                                                                  181,444
         18,590      UNIPOL (INSURANCE COMPANIES)                                                                           16,399
         27,101      USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A (PRIMARY METAL
                     INDUSTRIES)                                                                                           790,414
         15,877      VIVO PARTICIPACOES SA                                                                                 475,089

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
PREFERRED STOCKS (continued)
          3,682      VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                       $      312,372

TOTAL PREFERRED STOCKS (COST $25,207,783)                                                                               32,510,665
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING: 4.23%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.65%
      5,312,905      AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    5,312,905
      5,312,905      BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        5,312,905
      5,312,905      DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          5,312,905
      5,312,905      DWS MONEY MARKET SERIES INSTITUTIONAL                                                               5,312,905

                                                                                                                        21,251,620
                                                                                                                    --------------

PRINCIPAL                                                                               INTEREST RATE MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 3.58%
$     1,180,646      ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                          0.26%       12/07/2009       1,180,646
        421,659      AMSTEL FUNDING CORPORATION++(P)                                        1.25        12/18/2009         421,410
        421,659      ANTALIS US FUNDING CORPORATION++(P)                                    0.18        12/03/2009         421,655
      1,264,977      ANTALIS US FUNDING CORPORATION++(P)                                    0.20        12/04/2009       1,264,956
      1,011,982      ARABELLA FINANCE LLC++(P)                                              0.35        12/01/2009       1,011,982
      1,465,265      ARABELLA FINANCE LLC++(P)                                              0.40        12/03/2009       1,465,233
         42,166      ARABELLA FINANCE LLC++(P)                                              0.40        12/04/2009          42,165
        843,318      ASPEN FUNDING CORPORATION++(P)                                         0.18        12/21/2009         843,234
      1,686,637      BANK OF AMERICA                                                        0.18        12/23/2009       1,686,451
     12,063,668      BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $12,063,722)             0.16        12/01/2009      12,063,668
      1,264,977      BANK OF IRELAND                                                        0.35        12/01/2009       1,264,977
      1,011,982      BANK OF IRELAND                                                        0.50        12/02/2009       1,011,982
      2,108,296      BANK OF MONTREAL (CHICAGO)                                             0.18        12/16/2009       2,108,296
        421,659      BARTON CAPITAL CORPORATION++(P)                                        0.18        12/01/2009         421,659
        210,830      BELMONT FUNDING LLC++(P)                                               0.50        12/01/2009         210,830
      1,011,982      BNP PARIBAS (NEW YORK)                                                 0.21        12/08/2009       1,011,988
      1,011,982      BNP PARIBAS (NEW YORK)                                                 0.21        12/14/2009       1,011,993
      2,529,955      BRYANT BANK FUNDING++                                                  0.18        12/23/2009       2,529,676
        337,327      CALCASIEU PARISH LA+/-SS.                                              0.40        12/01/2027         337,327
        463,825      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS.           0.35        06/01/2028         463,825
      2,108,296      CHARTA LLC++(P)                                                        0.17        12/09/2009       2,108,216
        223,269      COLORADO HOUSING & FINANCE AUTHORITY+/-(I)                             0.30        10/01/2038         223,269
        674,655      COOK COUNTY IL+/-SS.                                                   0.40        11/01/2030         674,655
      3,765,753      CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                     (MATURITY VALUE $3,765,771)                                            0.17        12/01/2009       3,765,753
      1,517,973      DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS.                          0.40        12/15/2037       1,517,973
      1,011,982      DEXIA CREDIT LOCAL DE FRANCE SA                                        0.26        12/02/2009       1,011,982
      1,222,811      DEXIA CREDIT LOCAL DE FRANCE SA                                        0.26        12/07/2009       1,222,811
      1,011,982      DEXIA CREDIT LOCAL DE FRANCE SA                                        0.27        12/04/2009       1,011,982
      2,108,296      E.ON AG++                                                              0.17        12/21/2009       2,108,097
      1,711,936      ENI FINANCE USA INCORPORATED++                                         0.18        12/09/2009       1,711,868
        402,178      FAIRWAY FINANCE CORPORATION++(P)                                       0.18        12/07/2009         402,166
      2,192,627      FORTIS FUNDING LLC++                                                   0.20        12/29/2009       2,192,286
      1,939,632      GDF SUEZ++                                                             0.17        12/15/2009       1,939,504
      1,686,637      GEMINI SECURITIZATION INCORPORATED++(P)                                0.18        12/10/2009       1,686,561
      3,359,780      GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,359,796)              0.17        12/01/2009       3,359,780
        421,659      GRAMPIAN FUNDING++(P)                                                  0.25        12/03/2009         421,653
      2,023,964      GRAMPIAN FUNDING++(P)                                                  0.28        12/15/2009       2,023,743
      7,028,940      GRYPHON FUNDING LIMITED(A)(I)                                          0.00        08/05/2010       2,614,063
        139,148      HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS.                 0.30        11/01/2042         139,148
      1,264,977      HOUSTON TX UTILITY SYSTEM+/-SS.                                        0.27        05/15/2034       1,264,977

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO

PRINCIPAL            SECURITY NAME                                                      INTEREST RATE MATURITY DATE VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       421,659      ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-SS.               0.30%       07/01/2029  $      421,659
        168,664      INDIANA MUNICIPAL POWER AGENCY+/-SS.                                   0.29        01/01/2018         168,664
        421,659      ING USA FUNDING LLC                                                    0.18        12/09/2009         421,642
      1,686,637      ING USA FUNDING LLC                                                    0.19        12/07/2009       1,686,583
     10,391,874      JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,391,923)             0.17        12/01/2009      10,391,874
      1,264,977      JUPITER SECURITIZATION CORPORATION++(P)                                0.18        12/02/2009       1,264,971
        252,995      KANSAS CITY MO SPECIAL OBLIGATION+/-SS.                                0.29        04/15/2025         252,995
      2,529,955      KBC BANK NV BRUSSELS                                                   0.18        12/01/2009       2,529,955
        337,327      LLOYDS TSB BANK PLC                                                    0.18        12/17/2009         337,300
      1,686,637      LLOYDS TSB BANK PLC (NEW YORK)                                         0.20        12/07/2009       1,686,637
        725,254      LMA AMERICAS LLC++(P)                                                  0.18        12/11/2009         725,217
        379,493      LMA AMERICAS LLC++(P)                                                  0.18        12/17/2009         379,463
      1,264,977      LMA AMERICAS LLC++(P)                                                  0.19        12/21/2009       1,264,844
        379,493      LOUISIANA PUBLIC FACILITIES AUTHORITY                                  0.19        10/01/2033         379,493
      2,787,167      MASSACHUSETTS HEFA+/-SS.                                               0.25        10/01/2034       2,787,167
        303,595      MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS.                             0.24        02/01/2036         303,595
      1,602,305      NATIXIS                                                                0.27        12/07/2009       1,602,313
        168,664      NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS.                              0.31        01/01/2018         168,664
      1,977,581      NEW YORK STATE DORMITORY AUTHORITY                                     0.22        07/01/2034       1,977,581
      1,467,374      NEWPORT BEACH CALIFORNIA REVENUE                                       0.24        12/01/2040       1,467,374
      2,109,055      NEWPORT FUNDING CORPORATION++(P)                                       0.18        12/15/2009       2,108,907
        536,350      NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS.                              0.30        01/01/2034         536,350
      1,255,279      RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $1,255,285)                                                      0.18        12/01/2009       1,255,279
        295,161      REGENCY MARKETS #1 LLC++(P)                                            0.18        12/04/2009         295,157
        674,655      REGENCY MARKETS #1 LLC++(P)                                            0.20        12/09/2009         674,625
      1,855,300      ROYAL BANK OF SCOTLAND PLC                                             0.20        12/02/2009       1,855,290
      1,180,646      SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-SS.                  0.20        12/01/2028       1,180,646
      2,108,296      SOCIETE GENERALE NORTH AMERICA                                         0.19        12/10/2009       2,108,196
        105,415      STARBIRD FUNDING CORPORATION++(P)                                      0.15        12/01/2009         105,415
      1,686,637      STARBIRD FUNDING CORPORATION++(P)                                      0.20        12/03/2009       1,686,618
        581,890      TICONDEROGA MASTER FUNDING LIMITED++(P)                                0.18        12/17/2009         581,843
         84,332      TULIP FUNDING CORPORATION++(P)                                         0.19        12/07/2009          84,329
      1,686,637      TULIP FUNDING CORPORATION++(P)                                         0.19        12/10/2009       1,686,556
        758,986      TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS.                     0.24        07/01/2032         758,986
      1,796,268      UBS AG (STAMFORD CT)                                                   0.31        12/04/2009       1,796,287
      2,529,955      UNICREDITO ITALIANO (NEW YORK)                                         0.25        01/04/2010       2,529,967
        252,995      VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS.                     0.29        12/15/2040         252,995
      8,956,273      VFNC CORPORATION++                                                     0.47        09/30/2010       4,478,137
        105,415      VICTORY RECEIVABLES CORPORATION++(P)                                   0.15        12/01/2009         105,415
      1,264,977      VICTORY RECEIVABLES CORPORATION++(P)                                   0.19        12/08/2009       1,264,927
      3,962,706      WHITE PINE FINANCE LLC+++/-                                            0.22        02/22/2008               0

                                                                                                                       117,738,356
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $138,233,065)                                                          138,989,976
                                                                                                                    --------------
SHARES

SHORT-TERM INVESTMENTS: 2.78%
     91,285,951      WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        91,285,951
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $91,285,951)                                                                         91,285,951
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED STOCK PORTFOLIO


TOTAL INVESTMENTS IN SECURITIES
(COST $3,420,904,229)*                                                                         103.63%              $3,405,486,343

OTHER ASSETS AND LIABILITIES, NET                                                               (3.63)                (119,221,615)
                                                                                        -------------               --------------

TOTAL NET ASSETS                                                                               100.00%              $3,286,264,728
                                                                                        -------------               --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(L)   LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,616,505.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

= THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(I)   ILLIQUID SECURITY.

(P)   ASSET-BACKED COMMERCIAL PAPER.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $0. THE TOTAL COLLATERAL RECEIVED REPRESENTS 0.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $91,285,951

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,421,764,157 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $242,886,405
GROSS UNREALIZED DEPRECIATION   (259,164,219)
                                -------------
NET UNREALIZED DEPRECIATION     $(16,277,814)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
CORPORATE BONDS & NOTES: 22.52%

AEROSPACE, DEFENSE: 0.07%
$             140,000    BOEING COMPANY                                                   4.88%      02/15/2020    $      145,640
            1,000,000    BOEING COMPANY                                                   5.00       03/15/2014           647,499
               30,000    BOEING COMPANY                                                   5.88       02/15/2040            31,875
              180,000    BOEING COMPANY                                                   6.13       02/15/2033           195,124
              500,000    L-3 COMMUNICATIONS CORPORATION++                                 5.20       10/15/2019           515,845

                                                                                                                        1,535,983
                                                                                                                   --------------

AGRICULTURE: 0.09%
            1,000,000    ALTRIA GROUP INCORPORATED                                        9.25       08/06/2019         1,220,920
              500,000    ARCHER-DANIELS-MIDLAND COMPANY                                   5.94       10/01/2032           528,040
              150,000    BUNGE LIMITED FINANCE CORPORATION                                5.10       07/15/2015           151,247

                                                                                                                        1,900,207
                                                                                                                   --------------

APPAREL & ACCESSORY STORES: 0.01%
               65,000    KOHL'S CORPORATION                                               6.00       01/15/2033            66,222
               60,000    NORDSTROM INCORPORATED                                           6.75       06/01/2014            67,752

                                                                                                                          133,974
                                                                                                                   --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.01%
              100,000    VF CORPORATION                                                   5.95       11/01/2017           111,079
                                                                                                                   --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.02%
              150,000    AUTOZONE INCORPORATED                                            5.75       01/15/2015           164,224
              100,000    AUTOZONE INCORPORATED                                            6.50       01/15/2014           110,959
              250,000    JOHNSON CONTROLS INCORPORATED                                    5.50       01/15/2016           262,444

                                                                                                                          537,627
                                                                                                                   --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.00%
              100,000    RYDER SYSTEM INCORPORATED SERIES MTN                             5.85       03/01/2014           105,908
                                                                                                                   --------------

BEVERAGES: 0.21%
              200,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                            5.50       01/15/2018           209,308
              500,000    ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                    3.00       10/15/2012           508,148
              625,000    ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                    4.13       01/15/2015           639,567
              900,000    ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                    5.38       01/15/2020           944,897
              400,000    ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                    6.38       01/15/2040           427,035
              500,000    COCA-COLA ENTERPRISES INCORPORATED                               4.50       08/15/2019           517,464
              100,000    DIAGEO FINANCE BV                                                3.25       01/15/2015           101,651
            1,000,000    PEPSICO INCORPORATED                                             3.75       03/01/2014         1,053,728

                                                                                                                        4,401,798
                                                                                                                   --------------

BIOTECHNOLOGY: 0.05%
            1,000,000    AMGEN INCORPORATED                                               5.70       02/01/2019         1,111,425
                                                                                                                   --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
               65,000    MDC HOLDINGS INCORPORATED                                        5.38       07/01/2015            66,569
               65,000    TOLL BROTHERS FINANCE CORPORATION                                5.15       05/15/2015            61,979

                                                                                                                          128,548
                                                                                                                   --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.18%
              150,000    BROWN-FORMAN CORPORATION                                         5.20       04/01/2012           161,855
              180,000    CRH AMERICA INCORPORATED                                         5.30       10/15/2013           189,559
              100,000    CRH AMERICA INCORPORATED                                         5.63       09/30/2011           105,772

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
$              50,000    CRH AMERICA INCORPORATED                                         6.00%      09/30/2016    $       52,601
              200,000    CRH AMERICA INCORPORATED                                         8.13       07/15/2018           234,278
              100,000    HOME DEPOT INCORPORATED                                          5.20       03/01/2011           104,318
              550,000    HOME DEPOT INCORPORATED                                          5.25       12/16/2013           594,315
              680,000    HOME DEPOT INCORPORATED                                          5.40       03/01/2016           724,936
              750,000    HOME DEPOT INCORPORATED                                          5.88       12/16/2036           737,513
              400,000    LOWE'S COMPANIES INCORPORATED                                    5.00       10/15/2015           448,057
               75,000    LOWE'S COMPANIES INCORPORATED                                    6.50       03/15/2029            84,387
              350,000    LOWE'S COMPANIES INCORPORATED                                    6.65       09/15/2037           410,850

                                                                                                                        3,848,441
                                                                                                                   --------------

BUSINESS SERVICES: 0.31%
              150,000    COMPUTER SCIENCES CORPORATION SERIES WI                          6.50       03/15/2018           167,790
              180,000    ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                     6.00       08/01/2013           202,667
              100,000    FISERV INCORPORATED                                              6.13       11/20/2012           110,179
              100,000    FISERV INCORPORATED                                              6.80       11/20/2017           113,195
            1,725,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                 6.00       06/15/2012         1,876,653
              500,000    INTERNATIONAL LEASE FINANCE CORPORATION                          6.38       03/25/2013           402,494
              300,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN               5.30       05/01/2012           255,755
              130,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN               5.65       06/01/2014            99,032
              690,000    MICROSOFT CORPORATION                                            2.95       06/01/2014           711,731
              175,000    MICROSOFT CORPORATION                                            4.20       06/01/2019           182,236
              110,000    MICROSOFT CORPORATION                                            5.20       06/01/2039           113,030
              200,000    OMNICOM GROUP INCORPORATED                                       6.25       07/15/2019           220,977
              500,000    ORACLE CORPORATION                                               3.75       07/08/2014           525,642
              300,000    ORACLE CORPORATION                                               5.00       07/08/2019           319,273
              750,000    ORACLE CORPORATION                                               5.75       04/15/2018           834,053
              200,000    ORACLE CORPORATION                                               6.13       07/08/2039           218,775
              250,000    ORACLE CORPORATION                                               6.50       04/15/2038           285,680

                                                                                                                        6,639,162
                                                                                                                   --------------

CHEMICALS: 0.14%
              500,000    DOW CHEMICAL COMPANY                                             4.85       08/15/2012           528,519
              100,000    DOW CHEMICAL COMPANY                                             6.00       10/01/2012           108,851
              100,000    DOW CHEMICAL COMPANY                                             7.38       11/01/2029           107,353
              685,000    DOW CHEMICAL COMPANY                                             7.60       05/15/2014           777,724
            1,155,000    DOW CHEMICAL COMPANY                                             8.55       05/15/2019         1,365,041
              135,000    DOW CHEMICAL COMPANY                                             9.40       05/15/2039           173,119

                                                                                                                        3,060,607
                                                                                                                   --------------

CHEMICALS & ALLIED PRODUCTS: 0.77%
              150,000    ABBOTT LABORATORIES                                              5.60       05/15/2011           160,547
            1,000,000    ABBOTT LABORATORIES                                              5.60       11/30/2017         1,119,403
              150,000    ABBOTT LABORATORIES                                              5.88       05/15/2016           170,841
              300,000    ABBOTT LABORATORIES                                              6.00       04/01/2039           332,491
              150,000    AIR PRODUCTS & CHEMICALS INCORPORATED                            4.38       08/21/2019           155,095
              100,000    AMGEN INCORPORATED                                               6.38       06/01/2037           113,414
              250,000    AMGEN INCORPORATED                                               6.40       02/01/2039           287,703
              750,000    BRISTOL-MYERS SQUIBB COMPANY                                     5.88       11/15/2036           811,472
              100,000    CABOT CORPORATION                                                5.00       10/01/2016           101,642
              150,000    CLOROX COMPANY                                                   5.00       03/01/2013           160,691
              300,000    CLOROX COMPANY                                                   5.00       01/15/2015           326,804
              100,000    CLOROX COMPANY                                                   5.45       10/15/2012           109,292
               90,000    CLOROX COMPANY                                                   5.95       10/15/2017            98,922
               40,000    COLGATE-PALMOLIVE COMPANY                                        3.15       08/05/2015            41,739
              100,000    COLGATE-PALMOLIVE COMPANY SERIES MTN                             5.20       11/07/2016           112,580
              565,000    E.I. DU PONT DE NEMOURS & COMPANY                                4.88       04/30/2014           617,212
              200,000    E.I. DU PONT DE NEMOURS & COMPANY                                5.00       07/15/2013           220,272
               50,000    E.I. DU PONT DE NEMOURS & COMPANY                                5.25       12/15/2016            54,343

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$              25,000    E.I. DU PONT DE NEMOURS & COMPANY                                5.60%      12/15/2036    $       25,997
              625,000    E.I. DU PONT DE NEMOURS & COMPANY                                6.00       07/15/2018           708,014
              200,000    EASTMAN CHEMICAL COMPANY                                         7.60       02/01/2027           223,636
              200,000    EI DU PONT DE NEMOURS & COMPANY                                  3.25       01/15/2015           203,315
              750,000    EI DU PONT DE NEMOURS & COMPANY                                  4.50       08/15/2019           788,491
              200,000    EI DU PONT DE NEMOURS & COMPANY                                  4.63       01/15/2020           203,315
              800,000    ELI LILLY & COMPANY                                              4.20       03/06/2014           857,512
              100,000    ESTEE LAUDER COMPANY INCORPORATED                                7.75       11/01/2013           117,042
              500,000    GLAXOSMITHKLINE CAPITAL INCORPORATED                             4.85       05/15/2013           545,837
               45,000    HOSPIRA INCORPORATED SERIES GMTN                                 6.40       05/15/2015            50,955
              250,000    JOHNSON & JOHNSON                                                5.55       08/15/2017           282,960
              300,000    JOHNSON & JOHNSON                                                5.85       07/15/2038           338,570
               65,000    LUBRIZOL CORPORATION                                             5.50       10/01/2014            70,997
              250,000    MERCK & COMPANY INCORPORATED                                     1.88       06/30/2011           253,824
              250,000    MERCK & COMPANY INCORPORATED                                     5.00       06/30/2019           269,325
              150,000    MERCK & COMPANY INCORPORATED                                     5.85       06/30/2039           165,129
              250,000    MERCK & COMPANY INCORPORATED                                     6.30       01/01/2026           280,210
              100,000    MONSANTO COMPANY                                                 5.50       08/15/2025           103,986
            1,060,000    POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                  3.75       09/30/2015         1,081,893
               55,000    POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                  4.88       03/30/2020            55,907
               50,000    PPG INDUSTRIES INCORPORATED                                      5.75       03/15/2013            54,147
              100,000    PPG INDUSTRIES INCORPORATED                                      6.65       03/15/2018           111,614
               75,000    PRAXAIR INCORPORATED                                             5.38       11/01/2016            83,336
              150,000    PRAXAIR INCORPORATED                                             6.38       04/01/2012           166,609
              750,000    PROCTER & GAMBLE COMPANY                                         3.50       02/15/2015           786,266
              125,000    PROCTER & GAMBLE COMPANY                                         4.60       01/15/2014           136,170
              500,000    PROCTER & GAMBLE COMPANY                                         4.85       12/15/2015           561,792
              100,000    PROCTER & GAMBLE COMPANY                                         5.80       08/15/2034           108,870
              120,000    SCHERING-PLOUGH CORPORATION                                      6.50       12/01/2033           139,425
              225,000    SCHERING-PLOUGH CORPORATION                                      6.55       09/15/2037           265,636
              200,000    TEVA PHARMACEUTICAL FINANCE LLC                                  6.15       02/01/2036           209,900
              100,000    VALSPAR CORPORATION                                              7.25       06/15/2019           110,117
              125,000    WATSON PHARMACEUTICALS INCORPORATED                              5.00       08/15/2014           129,976
              130,000    WATSON PHARMACEUTICALS INCORPORATED                              6.13       08/15/2019           138,042
              500,000    WYETH                                                            5.45       04/01/2017           549,157
              180,000    WYETH                                                            5.50       02/15/2016           200,009
              625,000    WYETH                                                            6.00       02/15/2036           686,523
              300,000    WYETH                                                            6.95       03/15/2011           322,980

                                                                                                                       16,381,947
                                                                                                                   --------------

COMMERCIAL SERVICES: 0.09%
              500,000    BOARD OF TRUSTEES OF THE LELAND STANFORD JUNIOR UNIVERSITY       4.75       05/01/2019           530,765
              100,000    EQUIFAX INCORPORATED                                             4.45       12/01/2014           102,648
              500,000    PRINCETON UNIVERSITY                                             5.70       03/01/2039           533,395
              500,000    WESTERN UNION COMPANY                                            6.50       02/26/2014           570,296
              225,000    YALE UNIVERSITY                                                  2.90       10/15/2014           230,693

                                                                                                                        1,967,797
                                                                                                                   --------------

COMMUNICATIONS: 2.07%
               65,000    AMERICA MOVIL SA DE CV                                           6.38       03/01/2035            69,465
              100,000    AMERICAN TOWER CORPORATION++                                     4.63       04/01/2015           103,105
            1,200,000    AMERICAN TOWER CORPORATION                                       5.25       04/15/2013         1,310,918
            1,000,000    AT&T INCORPORATED                                                4.95       01/15/2013         1,081,558
              325,000    AT&T INCORPORATED                                                5.10       09/15/2014           353,886
            1,000,000    AT&T INCORPORATED                                                5.50       02/01/2018         1,059,131
              500,000    AT&T INCORPORATED                                                5.60       05/15/2018           532,830
              300,000    AT&T INCORPORATED                                                6.25       03/15/2011           319,162
            1,500,000    AT&T INCORPORATED                                                6.30       01/15/2038         1,558,560
              570,000    AT&T INCORPORATED                                                6.50       09/01/2037           605,812
              500,000    AT&T INCORPORATED                                                6.55       02/15/2039           539,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
COMMUNICATIONS (continued)
$           1,700,000    AT&T INCORPORATED                                                6.70%      11/15/2013    $    1,949,276
            1,050,000    AT&T INCORPORATED                                                8.00       11/15/2031         1,289,533
              360,000    AT&T WIRELESS                                                    7.88       03/01/2011           389,362
            1,000,000    AT&T WIRELESS                                                    8.13       05/01/2012         1,147,203
              600,000    AT&T WIRELESS                                                    8.75       03/01/2031           787,834
              250,000    BELLSOUTH CAPITAL FUNDING CORPORATION                            7.88       02/15/2030           294,610
              325,000    BELLSOUTH CORPORATION                                            5.20       09/15/2014           355,018
              180,000    BELLSOUTH CORPORATION                                            6.00       11/15/2034           178,841
              180,000    BELLSOUTH CORPORATION                                            6.55       06/15/2034           189,053
              180,000    BRITISH TELEPHONE PLC                                            9.13       12/15/2010           193,210
              180,000    CBS CORPORATION                                                  4.63       05/15/2018           164,895
              200,000    CBS CORPORATION                                                  8.88       05/15/2019           232,369
            1,250,000    CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                3.75       05/20/2011         1,294,871
            1,000,000    CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                5.55       02/01/2014         1,102,058
              500,000    CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                8.50       11/15/2018           638,720
              100,000    CENTURYTEL INCORPORATED                                          5.00       02/15/2015           102,029
              240,000    CENTURYTEL INCORPORATED                                          6.00       04/01/2017           249,319
              250,000    CISCO SYSTEMS INCORPORATED                                       4.45       01/15/2020           254,910
              350,000    CISCO SYSTEMS INCORPORATED                                       5.50       01/15/2040           348,894
              365,000    COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED               8.38       03/15/2013           427,306
              350,000    COMCAST CABLE HOLDINGS LLC                                       7.13       02/15/2028           371,940
              100,000    COMCAST CORPORATION                                              4.95       06/15/2016           104,413
            1,300,000    COMCAST CORPORATION                                              5.30       01/15/2014         1,401,553
            1,000,000    COMCAST CORPORATION                                              5.70       07/01/2019         1,068,334
               75,000    COMCAST CORPORATION                                              5.88       02/15/2018            80,401
              225,000    COMCAST CORPORATION                                              5.90       03/15/2016           245,513
              500,000    COMCAST CORPORATION                                              6.30       11/15/2017           552,511
              150,000    COMCAST CORPORATION                                              6.45       03/15/2037           156,509
              200,000    COMCAST CORPORATION                                              6.50       11/15/2035           209,544
              650,000    COMCAST CORPORATION                                              6.55       07/01/2039           690,729
              400,000    COMCAST CORPORATION                                              6.95       08/15/2037           443,984
              180,000    COX COMMUNICATIONS INCORPORATED                                  5.45       12/15/2014           195,962
              300,000    COX COMMUNICATIONS INCORPORATED                                  7.13       10/01/2012           338,915
            1,000,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                        5.25       07/22/2013         1,080,292
              500,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                        6.00       07/08/2019           547,658
              620,000    DIRECTV HOLDINGS LLC                                             7.63       05/15/2016           668,050
              350,000    EMBARQ CORPORATION                                               7.08       06/01/2016           388,942
              500,000    EMBARQ CORPORATION                                               8.00       06/01/2036           525,330
              300,000    QWEST CORPORATION                                                6.88       09/15/2033           255,000
              500,000    QWEST CORPORATION                                                7.50       06/15/2023           457,500
               35,000    QWEST CORPORATION++                                              8.38       05/01/2016            36,575
               65,000    REED ELSEVIER CAPITAL INCORPORATED                               4.63       06/15/2012            68,470
            1,000,000    ROGERS COMMUNICATIONS INCORPORATED                               6.80       08/15/2018         1,147,608
              415,000    TELECOM ITALIA CAPITAL SA                                        5.25       11/15/2013           442,735
              350,000    TIME WARNER CABLE INCORPORATED                                   5.40       07/02/2012           377,182
              150,000    TIME WARNER CABLE INCORPORATED                                   5.85       05/01/2017           159,901
              250,000    TIME WARNER CABLE INCORPORATED                                   6.55       05/01/2037           259,425
            1,000,000    TIME WARNER CABLE INCORPORATED                                   6.75       07/01/2018         1,116,301
              500,000    TIME WARNER CABLE INCORPORATED                                   6.75       06/15/2039           531,379
              150,000    TIME WARNER CABLE INCORPORATED                                   7.50       04/01/2014           174,114
              150,000    TIME WARNER CABLE INCORPORATED                                   8.25       02/14/2014           177,537
              150,000    TIME WARNER CABLE INCORPORATED                                   8.25       04/01/2019           182,577
              100,000    TIME WARNER CABLE INCORPORATED                                   8.75       02/14/2019           124,341
              250,000    TIME WARNER COMPANIES INCORPORATED                               7.57       02/01/2024           281,185
              150,000    TIME WARNER ENTERTAINMENT COMPANY LP                             8.38       07/15/2033           179,979
            1,000,000    TIME WARNER INCORPORATED                                         5.88       11/15/2016         1,094,925
               50,000    TIME WARNER INCORPORATED                                         6.50       11/15/2036            53,109
              360,000    TIME WARNER INCORPORATED                                         6.88       05/01/2012           399,185
              325,000    TIME WARNER INCORPORATED                                         7.63       04/15/2031           376,842
              300,000    TIME WARNER INCORPORATED                                         7.70       05/01/2032           351,647
              300,000    VERIZON (NEW JERSEY) INCORPORATED SERIES A                       5.88       01/17/2012           322,813
              250,000    VERIZON COMMUNICATIONS INCORPORATED                              6.25       04/01/2037           262,127
              500,000    VERIZON COMMUNICATIONS INCORPORATED                              6.35       04/01/2019           561,645

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
COMMUNICATIONS (continued)
$             500,000    VERIZON COMMUNICATIONS INCORPORATED                              6.90%      04/15/2038    $      565,401
            1,350,000    VERIZON COMMUNICATIONS INCORPORATED                              7.35       04/01/2039         1,606,308
              800,000    VERIZON COMMUNICATIONS INCORPORATED                              8.75       11/01/2018         1,015,464
              325,000    VERIZON GLOBAL FUNDING CORPORATION                               4.90       09/15/2015           350,809
              100,000    VERIZON GLOBAL FUNDING CORPORATION                               5.85       09/15/2035           100,388
              500,000    VERIZON GLOBAL FUNDING CORPORATION                               7.25       12/01/2010           531,171
            1,000,000    VERIZON GLOBAL FUNDING CORPORATION                               7.38       09/01/2012         1,143,579
              350,000    VERIZON GLOBAL FUNDING CORPORATION                               7.75       12/01/2030           416,922
              200,000    VIACOM INCORPORATED                                              5.50       05/15/2033           164,680
              480,000    VIACOM INCORPORATED                                              6.25       04/30/2016           529,914
               50,000    VIACOM INCORPORATED                                              6.75       10/05/2037            53,273
              180,000    VIACOM INCORPORATED                                              6.88       04/30/2036           194,442

                                                                                                                       44,260,571
                                                                                                                   --------------

COMPUTER HARDWARE: 0.00%
               50,000    DELL INCORPORATED                                                5.88       06/15/2019            54,875
                                                                                                                   --------------

COSMETICS , PERSONAL CARE: 0.05%
              500,000    PROCTER & GAMBLE COMPANY                                         4.70       02/15/2019           531,756
              500,000    PROCTER & GAMBLE COMPANY                                         5.55       03/05/2037           538,300

                                                                                                                        1,070,056
                                                                                                                   --------------

DEPOSITORY INSTITUTIONS: 4.95%
              150,000    ABBEY NATIONAL CAPITAL TRUST I                                   8.96       12/29/2049           147,812
            1,000,000    AMERICAN EXPRESS BANK FSB                                        3.15       12/09/2011         1,044,312
              500,000    AMERICAN EXPRESS CREDIT CORPORATION                              5.13       08/25/2014           532,401
            1,000,000    AMERICAN EXPRESS CREDIT CORPORATION                              7.30       08/20/2013         1,135,914
            1,000,000    BANK OF AMERICA CORPORATION                                      2.10       04/30/2012         1,022,150
            1,750,000    BANK OF AMERICA CORPORATION                                      4.75       08/01/2015         1,772,108
              700,000    BANK OF AMERICA CORPORATION                                      5.38       06/15/2014           735,972
              250,000    BANK OF AMERICA CORPORATION                                      5.49       03/15/2019           237,078
              100,000    BANK OF AMERICA CORPORATION                                      5.63       10/14/2016           102,579
            1,000,000    BANK OF AMERICA CORPORATION                                      5.65       05/01/2018         1,007,821
              500,000    BANK OF AMERICA CORPORATION                                      5.75       12/01/2017           509,930
            1,850,000    BANK OF AMERICA CORPORATION                                      6.50       08/01/2016         1,965,843
            1,000,000    BANK OF AMERICA CORPORATION                                      7.38       05/15/2014         1,122,527
            1,500,000    BANK OF AMERICA CORPORATION                                      7.63       06/01/2019         1,717,761
              800,000    BANK OF AMERICA CORPORATION SERIES BKNT                          6.00       10/15/2036           795,703
            1,500,000    BANK OF AMERICA CORPORATION SERIES MTN                           3.13       06/15/2012         1,574,031
              500,000    BANK OF AMERICA CORPORATION SERIES MTN                           4.90       05/01/2013           522,635
              115,000    BANK OF NEW YORK MELLON CORPORATION                              4.30       05/15/2014           122,855
            1,000,000    BANK OF NEW YORK MELLON CORPORATION                              5.45       05/15/2019         1,084,990
              450,000    BANK OF NEW YORK MELLON CORPORATION SERIES MTN                   4.95       01/14/2011           470,050
              150,000    BANK OF NEW YORK MELLON CORPORATION SERIES MTN                   4.95       11/01/2012           163,852
              500,000    BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                  7.40       06/15/2011           543,533
              240,000    BANK ONE CORPORATION                                             7.63       10/15/2026           277,365
              250,000    BANK ONE CORPORATION                                             8.00       04/29/2027           300,484
              400,000    BARCLAYS BANK PLC                                                5.00       09/22/2016           414,882
              100,000    BB&T CAPITAL TRUST IV                                            6.82       06/12/2077            87,000
              150,000    BB&T CORPORATION                                                 3.38       09/25/2013           153,808
            1,000,000    BB&T CORPORATION                                                 3.85       07/27/2012         1,042,913
              250,000    BB&T CORPORATION                                                 5.20       12/23/2015           265,578
              500,000    BB&T CORPORATION                                                 6.85       04/30/2019           569,002
              350,000    BLACKROCK INCORPORATED                                           6.25       09/15/2017           386,980
              500,000    BOEING CAPITAL CORPORATION                                       4.70       10/27/2019           506,026
            1,000,000    BP CAPITAL MARKETS PLC                                           5.25       11/07/2013         1,112,534
              500,000    CAPITAL ONE BANK USA NA                                          8.80       07/15/2019           592,147
              129,000    CAPITAL ONE CAPITAL VI                                           8.88       05/15/2040           128,090
              700,000    CAPITAL ONE FINANCIAL CORPORATION                                7.38       05/23/2014           802,909
            1,000,000    CATERPILLAR FINANCIAL SERVICES CORPORATION                       7.15       02/15/2019         1,202,288

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
DEPOSITORY INSTITUTIONS (continued)
$             150,000    CITIBANK NA                                                      1.25%      09/22/2011    $      151,202
            2,500,000    CITIBANK NA                                                      1.38       08/10/2011         2,525,288
              250,000    CITIGROUP FUNDING INCORPORATED                                   1.88       10/22/2012           253,482
            2,000,000    CITIGROUP INCORPORATED                                           2.13       04/30/2012         2,046,446
              900,000    CITIGROUP INCORPORATED                                           5.00       09/15/2014           874,680
            1,000,000    CITIGROUP INCORPORATED                                           5.10       09/29/2011         1,044,296
            1,000,000    CITIGROUP INCORPORATED                                           5.30       10/17/2012         1,048,767
              700,000    CITIGROUP INCORPORATED                                           5.50       04/11/2013           723,485
            1,000,000    CITIGROUP INCORPORATED                                           5.50       10/15/2014         1,018,718
            1,000,000    CITIGROUP INCORPORATED                                           5.50       02/15/2017           951,767
              750,000    CITIGROUP INCORPORATED                                           5.63       08/27/2012           778,789
            1,000,000    CITIGROUP INCORPORATED                                           6.13       11/21/2017         1,004,711
            1,000,000    CITIGROUP INCORPORATED                                           6.13       05/15/2018           998,567
            1,500,000    CITIGROUP INCORPORATED                                           6.38       08/12/2014         1,577,844
              625,000    CITIGROUP INCORPORATED                                           6.50       01/18/2011           652,849
              250,000    CITIGROUP INCORPORATED                                           6.50       08/19/2013           266,567
            1,300,000    CITIGROUP INCORPORATED                                           6.88       03/05/2038         1,259,733
              855,000    CITIGROUP INCORPORATED                                           8.13       07/15/2039           939,970
              400,000    CITIGROUP INCORPORATED                                           8.50       05/22/2019           451,751
              500,000    COMERCIA BANK SERIES BKNT                                        5.75       11/21/2016           485,473
              100,000    COMERICA CAPITAL TRUST II                                        6.58       02/20/2037            74,000
            1,000,000    COUNTRYWIDE HOME LOANS INCORPORATED                              4.00       03/22/2011         1,021,543
            1,000,000    CREDIT SUISSE USA INCORPORATED                                   4.88       01/15/2015         1,067,485
            1,000,000    CREDIT SUISSE/NEW YORK NY                                        5.30       08/13/2019         1,047,883
            1,000,000    DEUTSCHE BANK AG/LONDON                                          3.88       08/18/2014         1,032,975
              100,000    DEUTSCHE BANK FINANCIAL LLC                                      5.38       03/02/2015           106,882
              500,000    FIFTH THIRD BANCORP                                              5.45       01/15/2017           450,913
            1,500,000    GENERAL ELECTRIC CAPITAL CORPORATION                             1.80       03/11/2011         1,524,051
            1,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                             2.63       12/28/2012         1,036,575
            1,500,000    GENERAL ELECTRIC CAPITAL CORPORATION                             4.88       03/04/2015         1,578,791
            3,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                             5.88       02/15/2012         3,241,329
              500,000    GMAC INCORPORATED                                                1.75       10/30/2012           505,213
            1,000,000    GMAC LLC                                                         2.20       12/19/2012         1,023,067
              750,000    GOLDMAN SACHS GROUP INCORPORATED                                 3.63       08/01/2012           779,519
            1,500,000    GOLDMAN SACHS GROUP INCORPORATED                                 6.13       02/15/2033         1,542,198
              200,000    HSBC BANK USA NA NEW YORK                                        4.63       04/01/2014           211,368
              225,000    HSBC BANK USA NA NEW YORK SERIES BKNT                            5.63       08/15/2035           221,314
            1,500,000    HSBC FINANCE CORPORATION                                         5.50       01/19/2016         1,595,139
              800,000    HSBC HOLDINGS PLC                                                5.25       12/12/2012           858,131
              500,000    JOHN DEERE CAPITAL CORPORATION                                   2.88       06/19/2012           521,322
            1,000,000    JPMORGAN CHASE & COMPANY                                         1.65       02/23/2011         1,014,400
            1,000,000    JPMORGAN CHASE & COMPANY                                         2.20       06/15/2012         1,026,828
              350,000    JPMORGAN CHASE & COMPANY                                         3.13       12/01/2011           365,498
            1,500,000    JPMORGAN CHASE & COMPANY                                         3.70       01/20/2015         1,526,148
            1,650,000    JPMORGAN CHASE & COMPANY                                         4.65       06/01/2014         1,762,598
              250,000    JPMORGAN CHASE & COMPANY                                         5.25       05/01/2015           264,286
            2,000,000    JPMORGAN CHASE & COMPANY                                         5.38       10/01/2012         2,192,810
              600,000    JPMORGAN CHASE & COMPANY                                         5.60       06/01/2011           640,744
            1,000,000    JPMORGAN CHASE & COMPANY                                         6.00       01/15/2018         1,084,018
            1,500,000    JPMORGAN CHASE & COMPANY                                         6.30       04/23/2019         1,671,500
              350,000    JPMORGAN CHASE & COMPANY                                         6.40       05/15/2038           387,458
              800,000    JPMORGAN CHASE & COMPANY                                         6.63       03/15/2012           880,761
              500,000    JPMORGAN CHASE CAPITAL XXV                                       6.80       10/01/2037           493,178
              350,000    KEYBANK NA                                                       5.80       07/01/2014           349,021
              500,000    KEYCORP                                                          6.50       05/14/2013           523,676
              500,000    LAZARD GROUP LLC                                                 6.85       06/15/2017           512,805
              250,000    M&I MARSHALL & ILSLEY BANK SERIES BKNT                           5.00       01/17/2017           186,413
              200,000    MELLON FUNDING CORPORATION                                       5.00       12/01/2014           216,201
              100,000    MELLON FUNDING CORPORATION                                       5.20       05/15/2014           109,831
              750,000    MORGAN STANLEY                                                   2.00       09/22/2011           767,011
            1,500,000    MORGAN STANLEY                                                   5.63       09/23/2019         1,519,248
            1,500,000    MORGAN STANLEY                                                   6.00       04/28/2015         1,629,800
              360,000    NATIONAL CITY CORPORATION                                        4.90       01/15/2015           377,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
DEPOSITORY INSTITUTIONS (continued)
$             500,000    NATIONAL CITY CORPORATION                                        6.88%      05/15/2019    $      546,969
               40,000    NORTHERN TRUST CORPORATION                                       4.63       05/01/2014            43,582
              450,000    PNC FUNDING CORPORATION                                          5.13       12/14/2010           463,958
              500,000    PNC FUNDING CORPORATION                                          6.70       06/10/2019           566,378
              100,000    PRIVATE EXPORT FUNDING CORPORATION                               4.30       12/15/2021           100,613
              250,000    REGIONS BANK                                                     6.45       06/26/2037           188,183
              500,000    REGIONS BANK/BIRMINGHAM AL                                       7.50       05/15/2018           478,449
              200,000    REGIONS FINANCIAL CORPORATION                                    7.75       11/10/2014           200,969
              375,000    ROYAL BANK OF SCOTLAND GROUP PLC                                 6.40       10/21/2019           380,144
              225,000    SUNTRUST BANK                                                    5.00       09/01/2015           223,587
              165,000    SUNTRUST CAPITAL VIII                                            6.10       12/01/2066           116,395
              200,000    UBS AG STAMFORD CT                                               5.88       07/15/2016           206,588
            1,000,000    UBS AG/STAMFORD CT                                               5.75       04/25/2018         1,033,534
                    0    UBS PREFERRED FUNDING TRUST I                                    8.62       10/29/2049                 0
              200,000    UNION BANK OF CALIFORNIA SERIES BKNT                             5.95       05/11/2016           203,501
              250,000    US BANCORP                                                       4.20       05/15/2014           265,171
              275,000    US BANK NA SERIES BKNT                                           4.95       10/30/2014           299,115
            1,000,000    US BANK NA/CINCINNATI OH                                         6.38       08/01/2011         1,084,888
               50,000    USB CAPITAL IX                                                   6.19       10/29/2049            39,000
              250,000    WACHOVIA BANK NA(L)                                              5.85       02/01/2037           242,913
              600,000    WACHOVIA BANK NA(L)                                              6.60       01/15/2038           639,835
            2,150,000    WACHOVIA CAPITAL TRUST(L)                                        5.80       03/29/2049         1,472,750
            1,800,000    WACHOVIA CORPORATION(L)                                          5.25       08/01/2014         1,893,643
              700,000    WACHOVIA CORPORATION(L)                                          5.50       08/01/2035           642,991
              500,000    WACHOVIA CORPORATION(L)                                          5.63       10/15/2016           524,419
            1,000,000    WACHOVIA CORPORATION(L)                                          5.75       02/01/2018         1,051,826
              700,000    WACHOVIA CORPORATION SERIES MTN(L)                               5.50       05/01/2013           758,212
              750,000    WELLS FARGO & COMPANY(L)                                         3.00       12/09/2011           781,298
            1,500,000    WELLS FARGO & COMPANY(L)                                         3.75       10/01/2014         1,512,341
            1,000,000    WELLS FARGO & COMPANY(L)                                         5.25       10/23/2012         1,079,258
            1,500,000    WELLS FARGO & COMPANY(L)                                         5.30       08/26/2011         1,594,107
            1,000,000    WELLS FARGO & COMPANY(L)                                         5.63       12/11/2017         1,043,458
              500,000    WELLS FARGO BANK NA(L)                                           4.75       02/09/2015           516,370
              150,000    WELLS FARGO BANK NA(L)                                           5.95       08/26/2036           147,915
              200,000    WESTERN CORPORATIONORATE FEDERAL CREDIT UNION                    1.75       11/02/2012           202,063
               75,000    WESTERN UNION COMPANY                                            5.40       11/17/2011            80,193
               75,000    WESTERN UNION COMPANY                                            5.93       10/01/2016            82,732
               75,000    WESTERN UNION COMPANY                                            6.20       11/17/2036            77,705
              250,000    WESTPAC BANKING CORPORATION                                      2.25       11/19/2012           251,910
              280,000    WESTPAC BANKING CORPORATION                                      4.20       02/27/2015           289,747
              250,000    WESTPAC BANKING CORPORATION                                      4.88       11/19/2019           253,821

                                                                                                                      105,750,630
                                                                                                                   --------------

EATING & DRINKING PLACES: 0.16%
              750,000    BOTTLING GROUP LLC                                               6.95       03/15/2014           882,729
              250,000    DARDEN RESTAURANTS INCORPORATED                                  5.63       10/15/2012           270,088
              105,000    DARDEN RESTAURANTS INCORPORATED                                  6.20       10/15/2017           113,373
               20,000    DARDEN RESTAURANTS INCORPORATED                                  6.80       10/15/2037            21,032
              100,000    MCDONALD'S CORPORATION                                           5.80       10/15/2017           113,688
              150,000    MCDONALD'S CORPORATION                                           6.30       10/15/2037           171,702
              100,000    MCDONALD'S CORPORATION SERIES MTN                                4.30       03/01/2013           107,777
              400,000    MCDONALD'S CORPORATION SERIES MTN                                5.35       03/01/2018           442,910
              600,000    MCDONALD'S CORPORATION SERIES MTN                                6.30       03/01/2038           687,310
              350,000    YUM! BRANDS INCORPORATED                                         6.25       03/15/2018           385,577
               50,000    YUM! BRANDS INCORPORATED                                         6.88       11/15/2037            55,022
              120,000    YUM! BRANDS INCORPORATED                                         8.88       04/15/2011           131,069

                                                                                                                        3,382,277
                                                                                                                   --------------

EDUCATIONAL SERVICES: 0.03%
               75,000    DARTMOUTH COLLEGE                                                4.75       06/01/2019            79,651

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
EDUCATIONAL SERVICES (continued)
$             250,000    JOHNS HOPKINS UNIVERSITY                                         5.25%      07/01/2019    $      272,370
              250,000    VANDERBILT UNIVERSITY                                            5.25       04/01/2019           271,883

                                                                                                                          623,904
                                                                                                                   --------------

ELECTRIC UTILITIES: 0.32%
              500,000    ALABAMA POWER COMPANY                                            6.00       03/01/2039           551,686
              100,000    ALLIANT ENERGY CORPORATION                                       4.00       10/15/2014           102,189
              100,000    AMEREN ENERGY GENERATING COMPANY                                 6.30       04/01/2020           100,358
               55,000    AVISTA CORPORATION                                               5.13       04/01/2022            56,899
              800,000    CAROLINA POWER & LIGHT COMPANY                                   5.30       01/15/2019           869,141
              500,000    CONSTELLATION ENERGY GROUP INCORPORATED                          7.60       04/01/2032           557,915
              120,000    ENTERGY GULF STATES LOUISIANA LLC                                5.59       10/01/2024           123,533
              500,000    EXELON GENERATION COMPANY LLC                                    5.20       10/01/2019           517,432
              500,000    EXELON GENERATION COMPANY LLC                                    6.25       10/01/2039           522,209
              200,000    MIDAMERICAN ENERGY HOLDINGS COMPANY                              3.15       07/15/2012           205,817
              500,000    MIDAMERICAN ENERGY HOLDINGS COMPANY                              6.50       09/15/2037           562,980
               40,000    NORTHERN STATES POWER COMPANY                                    5.35       11/01/2039            40,598
              100,000    NSTAR                                                            4.50       11/15/2019           102,001
               65,000    OHIO POWER COMPANY                                               5.38       10/01/2021            67,146
            1,000,000    PACIFIC GAS & ELECTRIC COMPANY                                   8.25       10/15/2018         1,263,978
               40,000    PUBLIC SERVICE COMPANY OF OKLAHOMA                               5.15       12/01/2019            41,162
            1,000,000    PUBLIC SERVICE ELECTRIC & GAS COMPANY                            5.30       05/01/2018         1,077,158
              150,000    PUGET SOUND ENERGY INCORPORATED                                  5.76       10/01/2039           149,076

                                                                                                                        6,911,278
                                                                                                                   --------------

ELECTRIC, GAS & SANITARY SERVICES: 1.98%
              105,000    ALABAMA POWER COMPANY                                            6.13       05/15/2038           117,650
            1,000,000    ALLIED WASTE NORTH AMERICA INCORPORATED                          6.88       06/01/2017         1,058,750
              100,000    AMEREN ENERGY GENERATING COMPANY SERIES H                        7.00       04/15/2018           105,813
               75,000    AMEREN UNION ELECTRIC                                            5.40       02/01/2016            78,794
              100,000    AMEREN UNION ELECTRIC                                            6.00       04/01/2018           108,859
              750,000    AMERICAN WATER CAPITAL CORPORATION                               6.09       10/15/2017           803,745
              100,000    APPALACHIAN POWER COMPANY                                        7.00       04/01/2038           115,042
              315,000    APPALACHIAN POWER COMPANY SERIES L                               5.80       10/01/2035           308,775
              500,000    ARIZONA PUBLIC SERVICE COMPANY                                   6.38       10/15/2011           535,890
               65,000    ATLANTIC CITY ELECTRIC COMPANY                                   7.75       11/15/2018            79,341
              100,000    ATMOS ENERGY CORPORATION                                         4.95       10/15/2014           107,564
               50,000    ATMOS ENERGY CORPORATION                                         6.35       06/15/2017            54,847
              180,000    CAROLINA POWER & LIGHT COMPANY                                   5.25       12/15/2015           202,134
              450,000    CENTERPOINT ENERGY HOUSTON SERIES J2                             5.70       03/15/2013           488,345
              150,000    CENTERPOINT ENERGY RESOURCES CORPORATION                         6.13       11/01/2017           161,404
               50,000    CENTERPOINT ENERGY RESOURCES CORPORATION                         6.63       11/01/2037            53,848
              100,000    CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN              6.00       05/15/2018           106,813
              500,000    COMMONWEALTH EDISON COMPANY                                      5.80       03/15/2018           546,265
              250,000    COMMONWEALTH EDISON COMPANY                                      5.90       03/15/2036           263,072
               65,000    COMMONWEALTH EDISON COMPANY SERIES 100                           5.88       02/01/2033            68,165
               50,000    COMMONWEALTH EDISON COMPANY SERIES 105                           5.40       12/15/2011            53,716
              100,000    CONNECTICUT LIGHT & POWER COMPANY                                5.65       05/01/2018           109,433
              180,000    CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED             4.88       02/01/2013           193,746
              100,000    CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED             5.85       04/01/2018           110,371
              500,000    CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED             6.65       04/01/2019           585,231
              100,000    CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED             6.75       04/01/2038           119,464
              200,000    CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED             7.13       12/01/2018           240,106
              100,000    CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C              5.50       09/15/2016           107,898
               50,000    CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                 5.30       12/01/2016            53,145
               50,000    CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                 5.70       12/01/2036            52,118
              100,000    CONSOLIDATED NATURAL GAS COMPANY SERIES A                        5.00       12/01/2014           107,264
              200,000    CONSTELLATION ENERGY GROUP INCORPORATED                          7.00       04/01/2012           219,015
              150,000    CONSUMERS ENERGY COMPANY                                         5.65       09/15/2018           162,379
              150,000    CONSUMERS ENERGY COMPANY SERIES B                                5.38       04/15/2013           163,047

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$             100,000    DOMINION RESOURCES INCORPORATED                                  4.75%      12/15/2010    $      103,669
              580,000    DOMINION RESOURCES INCORPORATED                                  5.20       08/15/2019           610,144
              180,000    DOMINION RESOURCES INCORPORATED                                  5.70       09/17/2012           197,442
              750,000    DOMINION RESOURCES INCORPORATED                                  6.40       06/15/2018           847,147
               50,000    DOMINION RESOURCES INCORPORATED SERIES A                         5.60       11/15/2016            53,865
              125,000    DOMINION RESOURCES INCORPORATED SERIES B                         5.95       06/15/2035           130,034
              350,000    DTE ENERGY COMPANY                                               6.35       06/01/2016           370,936
              150,000    DTE ENERGY COMPANY                                               7.05       06/01/2011           159,911
               50,000    DTE ENERGY COMPANY                                               7.63       05/15/2014            56,546
              125,000    DUKE CAPITAL LLC                                                 5.67       08/15/2014           134,484
              100,000    DUKE CAPITAL LLC                                                 8.00       10/01/2019           118,606
              150,000    DUKE ENERGY CAROLINAS LLC                                        5.75       11/15/2013           167,292
              100,000    DUKE ENERGY CAROLINAS LLC                                        7.00       11/15/2018           121,114
              950,000    DUKE ENERGY CORPORATION                                          6.30       02/01/2014         1,059,678
               75,000    DUKE ENERGY CORPORATION                                          6.45       10/15/2032            85,265
              750,000    DUKE ENERGY INDIANA INCORPORATED                                 6.35       08/15/2038           859,306
               65,000    DUKE ENERGY INDIANA INCORPORATED                                 6.45       04/01/2039            75,517
              250,000    DUKE ENERGY OHIO INCORPORATED                                    5.45       04/01/2019           273,877
              100,000    EMERSON ELECTRIC COMPANY                                         4.75       10/15/2015           111,155
              250,000    ENERGY TRANSFER PARTNERS LP                                      6.00       07/01/2013           270,598
               55,000    ENERGY TRANSFER PARTNERS LP                                      6.13       02/15/2017            58,707
               30,000    ENERGY TRANSFER PARTNERS LP                                      6.63       10/15/2036            30,663
              100,000    ENERGY TRANSFER PARTNERS LP                                      6.70       07/01/2018           110,269
              100,000    ENERGY TRANSFER PARTNERS LP                                      7.50       07/01/2038           112,197
              100,000    ENTERGY ARKANSAS INCORPORATED                                    5.40       08/01/2013           108,720
              100,000    ENTERGY GULF STATES LOUISIANA LLC                                6.00       05/01/2018           107,794
              375,000    EXELON CORPORATION                                               4.90       06/15/2015           396,249
               65,000    EXELON CORPORATION                                               5.63       06/15/2035            62,242
                7,000    FIRSTENERGY CORPORATION SERIES B                                 6.45       11/15/2011             7,576
              430,000    FIRSTENERGY CORPORATION SERIES C                                 7.38       11/15/2031           480,691
            1,200,000    FIRSTENERGY SOLUTIONS CORPORATION++                              4.80       02/15/2015         1,247,116
              240,000    FIRSTENERGY SOLUTIONS CORPORATION++                              6.05       08/15/2021           251,234
              164,000    FIRSTENERGY SOLUTIONS CORPORATION++                              6.80       08/15/2039           170,416
              100,000    FLORIDA POWER & LIGHT COMPANY                                    4.80       03/01/2013           107,425
              150,000    FLORIDA POWER & LIGHT COMPANY                                    5.63       04/01/2034           157,877
              100,000    FLORIDA POWER & LIGHT COMPANY                                    5.85       05/01/2037           108,816
               50,000    FLORIDA POWER & LIGHT COMPANY                                    5.95       02/01/2038            54,956
              500,000    FLORIDA POWER CORPORATION                                        6.40       06/15/2038           569,940
              800,000    FPL GROUP CAPITAL INCORPORATED                                   5.63       09/01/2011           859,946
              750,000    FPL GROUP CAPITAL INCORPORATED                                   6.00       03/01/2019           835,997
            1,500,000    GENERAL ELECTRIC CAPITAL CORPORATION                             2.20       06/08/2012         1,536,957
              200,000    GEORGIA POWER COMPANY                                            5.40       06/01/2018           216,983
              125,000    GEORGIA POWER COMPANY                                            6.00       11/01/2013           141,671
              100,000    GEORGIA POWER COMPANY SERIES B                                   5.70       06/01/2017           111,250
              250,000    GREAT PLAIN ENERGY INCORPORATED                                  6.38       03/01/2018           276,509
              100,000    ILLINOIS POWER COMPANY                                           6.13       11/15/2017           108,662
               50,000    ILLINOIS POWER COMPANY                                           6.25       04/01/2018            54,384
              500,000    INDIANA MICHIGAN POWER COMPANY                                   7.00       03/15/2019           575,462
               30,000    INTERSTATE POWER & LIGHT COMPANY                                 6.25       07/15/2039            33,268
              100,000    JERSEY CENTRAL POWER & LIGHT COMPANY                             5.63       05/01/2016           106,481
              125,000    KEYSPAN CORPORATION                                              5.80       04/01/2035           123,404
              100,000    MAGELLAN MIDSTREAM PARTNERS LP                                   6.40       07/15/2018           109,991
              250,000    MIDAMERICAN ENERGY HOLDINGS COMPANY                              5.30       03/15/2018           267,233
               75,000    MIDAMERICAN ENERGY HOLDINGS COMPANY                              5.80       10/15/2036            79,223
              180,000    MIDAMERICAN ENERGY HOLDINGS COMPANY                              5.88       10/01/2012           198,539
              100,000    MIDAMERICAN ENERGY HOLDINGS COMPANY                              5.95       05/15/2037           104,874
              250,000    MIDAMERICAN ENERGY HOLDINGS COMPANY                              6.13       04/01/2036           267,938
              300,000    NEVADA POWER COMPANY                                             7.13       03/15/2019           344,427
            1,000,000    NEVADA POWER COMPANY SERIES A                                    8.25       06/01/2011         1,087,426
              180,000    NISOURCE FINANCE CORPORATION                                     5.25       09/15/2017           176,389
               65,000    NISOURCE FINANCE CORPORATION                                     5.45       09/15/2020            63,233
               90,000    NISOURCE FINANCE CORPORATION                                     6.80       01/15/2019            97,014
              500,000    NORTHERN STATES POWER COMPANY MINNESOTA                          5.25       03/01/2018           543,458

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$             100,000    NORTHERN STATES POWER COMPANY MINNESOTA                          6.20%      07/01/2037    $      113,756
              170,000    NORTHWEST PIPELINE CORPORATION                                   6.05       06/15/2018           185,341
              500,000    ONCOR ELECTRIC DELIVERY COMPANY                                  6.80       09/01/2018           569,494
               65,000    ONEOK INCORPORATED                                               5.20       06/15/2015            68,817
              200,000    ONEOK PARTNERS LP                                                6.15       10/01/2016           211,952
              125,000    PACIFIC GAS & ELECTRIC COMPANY                                   4.80       03/01/2014           135,059
              250,000    PACIFIC GAS & ELECTRIC COMPANY                                   5.80       03/01/2037           261,955
              200,000    PACIFIC GAS & ELECTRIC COMPANY                                   6.05       03/01/2034           215,737
              200,000    PACIFIC GAS & ELECTRIC COMPANY                                   6.25       12/01/2013           226,665
              100,000    PACIFIC GAS & ELECTRIC COMPANY                                   6.35       02/15/2038           112,722
              100,000    PACIFICORP                                                       5.65       07/15/2018           110,380
              720,000    PACIFICORP                                                       6.25       10/15/2037           809,853
              250,000    PORTLAND GENERAL ELECTRIC COMPANY                                6.10       04/15/2019           286,436
              200,000    POTOMAC ELECTRIC POWER                                           6.50       11/15/2037           229,951
              500,000    PPL ENERGY SUPPLY LLC                                            6.20       05/15/2016           536,960
               50,000    PROGRESS ENERGY INCORPORATED                                     6.30       04/01/2038            56,884
              180,000    PROGRESS ENERGY INCORPORATED                                     7.10       03/01/2011           191,757
              120,000    PROGRESS ENERGY INCORPORATED                                     7.75       03/01/2031           146,670
              150,000    PSEG POWER LLC                                                   7.75       04/15/2011           161,954
               75,000    PSEG POWER LLC                                                   8.63       04/15/2031           100,190
               50,000    PUBLIC SERVICE COMPANY OF COLORADO                               5.13       06/01/2019            53,993
              150,000    PUBLIC SERVICE COMPANY OF COLORADO                               7.88       10/01/2012           174,768
              100,000    PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                 5.80       05/01/2037           107,180
              100,000    PUGET SOUND ENERGY INCORPORATED                                  6.27       03/15/2037           106,444
              530,000    SAN DIEGO GAS & ELECTRIC COMPANY                                 6.00       06/01/2039           591,009
            1,090,000    SEMPRA ENERGY                                                    6.50       06/01/2016         1,215,418
              525,000    SOUTH CAROLINA ELECTRIC & GAS COMPANY                            6.50       11/01/2018           616,055
              750,000    SOUTHERN CALIFORNIA EDISON COMPANY                               5.75       03/15/2014           840,102
              350,000    SOUTHERN CALIFORNIA EDISON COMPANY                               6.05       03/15/2039           390,476
              100,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                   5.00       01/15/2016           107,048
              180,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                   5.35       07/15/2035           182,508
               75,000    SOUTHERN CALIFORNIA GAS COMPANY                                  5.75       11/15/2035            80,837
              125,000    SOUTHERN COMPANY                                                 4.15       05/15/2014           131,713
              100,000    SOUTHERN COMPANY SERIES A                                        5.30       01/15/2012           107,771
              250,000    SOUTHERN POWER COMPANY SERIES D                                  4.88       07/15/2015           267,171
              100,000    SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                     5.55       01/15/2017           104,771
              100,000    SOUTHWESTERN PUBLIC SERVICE                                      6.00       10/01/2036           106,961
              100,000    SPECTRA ENERGY CAPITAL LLC                                       5.90       09/15/2013           107,577
              100,000    SPECTRA ENERGY CAPITAL LLC                                       7.50       09/15/2038           115,278
              100,000    TAMPA ELECTRIC COMAPNY                                           6.10       05/15/2018           109,661
               75,000    TAMPA ELECTRIC COMPANY                                           6.15       05/15/2037            79,652
              200,000    TENNESSEE VALLEY AUTHORITY                                       4.50       04/01/2018           210,913
              150,000    TENNESSEE VALLEY AUTHORITY                                       5.50       07/18/2017           169,373
               50,000    TOLEDA EDISON COMPANY                                            6.15       05/15/2037            51,001
              105,000    TRANSCONTINENTAL GAS PIPE LINE CORPORATION                       6.05       06/15/2018           116,026
               75,000    TXU ELECTRIC DELIVERY COMPANY                                    6.38       05/01/2012            81,844
               75,000    TXU ELECTRIC DELIVERY COMPANY                                    7.00       05/01/2032            85,689
               75,000    TXU ELECTRIC DELIVERY COMPANY                                    7.25       01/15/2033            88,209
               80,000    UNION ELECTRIC COMPANY                                           8.45       03/15/2039           108,265
              100,000    VIRGINIA ELECTRIC & POWER COMPANY SERIES A                       4.75       03/01/2013           106,786
              605,000    VIRGINIA ELECTRIC & POWER COMPANY SERIES A                       6.00       05/15/2037           654,804
              200,000    VIRGINIA ELECTRIC AND POWER COMPANY                              5.00       06/30/2019           210,550
               65,000    WASTE MANAGEMENT INCORPORATED                                    5.00       03/15/2014            68,950
            2,998,293    WASTE MANAGEMENT INCORPORATED                                    5.00       10/01/2039         3,145,865
              326,000    WASTE MANAGEMENT INCORPORATED                                    6.10       03/15/2018           354,658
              150,000    WASTE MANAGEMENT INCORPORATED                                    7.75       05/15/2032           182,564
              100,000    WISCONSIN ELECTRIC POWER COMPANY                                 5.63       05/15/2033           105,021
               50,000    WISCONSIN ELECTRIC POWER COMPANY                                 5.70       12/01/2036            52,854
              125,000    WISCONSIN ENERGY CORPORATION                                     6.25       05/15/2067           110,313
               50,000    WISCONSIN POWER & LIGHT COMPANY                                  5.00       07/15/2019            52,526
              100,000    WISCONSIN POWER & LIGHT COMPANY                                  6.38       08/15/2037           112,359

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$             100,000    XCEL ENERGY INCORPORATED                                         7.00%      12/01/2010    $      105,238

                                                                                                                       42,414,976
                                                                                                                   --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.14%
              150,000    AMPHENOL CORPORATION                                             4.75       11/15/2014           153,646
              250,000    ANALOG DEVICES INCORPORATED                                      5.00       07/01/2014           267,804
              100,000    ARROW ELECTRONICS INCORPORATED                                   6.00       04/01/2020           100,755
              100,000    EMERSON ELECTRIC COMPANY                                         4.13       04/15/2015           106,549
               50,000    EMERSON ELECTRIC COMPANY                                         5.25       10/15/2018            54,820
              100,000    EMERSON ELECTRIC COMPANY                                         6.13       04/15/2039           114,172
              750,000    GENERAL ELECTRIC COMPANY                                         5.25       12/06/2017           780,100
            1,000,000    KONINKLIJKE PHILIPS ELECTRONICS NV                               5.75       03/11/2018         1,096,247
              120,000    MOTOROLA INCORPORATED                                            7.50       05/15/2025           116,322
              100,000    NISOURCE FINANCE CORPORATION                                     6.40       03/15/2018           104,550
              115,000    WHIRLPOOL CORPORATION                                            8.00       05/01/2012           125,875
               35,000    WHIRLPOOL CORPORATION                                            8.60       05/01/2014            40,475

                                                                                                                        3,061,315
                                                                                                                   --------------

ELECTRONIC COMPUTERS: 0.20%
              500,000    COMPUTER SCIENCES CORPORATION                                    5.50       03/15/2013           541,015
              500,000    HEWLETT-PACKARD COMPANY                                          4.25       02/24/2012           530,419
            1,500,000    HEWLETT-PACKARD COMPANY                                          4.75       06/02/2014         1,635,378
              250,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                      2.10       05/06/2013           254,214
            1,000,000    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                     7.63       10/15/2018         1,264,021

                                                                                                                        4,225,047
                                                                                                                   --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.00%
               50,000    ROCKWELL COLLINS INCORPORATED                                    5.25       07/15/2019            54,322
                                                                                                                   --------------

ENVIRONMENTAL CONTROL: 0.03%
               50,000    REPUBLIC SERVICES INCORPORATED++                                 5.25       11/15/2021            50,975
              500,000    WASTE MANAGEMENT INCORPORATED                                    6.13       11/30/2039           520,025

                                                                                                                          571,000
                                                                                                                   --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.06%
              200,000    FORTUNE BRANDS INCORPORATED                                      5.38       01/15/2016           205,411
              842,683    SNAP ON INCORPORATED                                             5.00       10/01/2024           896,149
              150,000    SNAP ON INCORPORATED                                             6.13       09/01/2021           157,349

                                                                                                                        1,258,909
                                                                                                                   --------------

FOOD: 0.18%
            1,000,000    GENERAL MILLS INCORPORATED                                       5.65       02/15/2019         1,093,664
              800,000    KRAFT FOODS INCORPORATED                                         6.25       06/01/2012           874,526
              600,000    KRAFT FOODS INCORPORATED                                         6.88       02/01/2038           648,487
              150,000    KROGER COMPANY                                                   3.90       10/01/2015           155,050
            1,000,000    SAFEWAY INCORPORATED                                             5.00       08/15/2019         1,030,939

                                                                                                                        3,802,666
                                                                                                                   --------------

FOOD & KINDRED PRODUCTS: 0.45%
              180,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                            4.38       01/15/2013           187,031
               50,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                            5.60       03/01/2017            52,842
              250,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                            5.75       04/01/2036           247,302
              350,000    ARCHER-DANIELS-MIDLAND COMPANY                                   5.38       09/15/2035           347,795
              100,000    ARCHER-DANIELS-MIDLAND COMPANY                                   5.45       03/15/2018           109,394
              100,000    BOTTLING GROUP LLC                                               4.63       11/15/2012           108,677

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FOOD & KINDRED PRODUCTS (continued)
$              35,000    CAMPBELL SOUP COMPANY                                            4.50%      02/15/2019    $       36,471
              150,000    COCA-COLA COMPANY                                                4.88       03/15/2019           162,141
              750,000    COCA-COLA COMPANY                                                5.35       11/15/2017           835,031
              100,000    COCA-COLA ENTERPRISES INCORPORATED                               5.00       08/15/2013           109,578
              180,000    COCA-COLA ENTERPRISES INCORPORATED                               6.75       09/15/2028           212,219
              200,000    COCA-COLA ENTERPRISES INCORPORATED                               8.00       09/15/2022           262,861
              120,000    COCA-COLA ENTERPRISES INCORPORATED                               8.50       02/01/2022           162,534
              150,000    CONAGRA FOODS INCORPORATED                                       6.75       09/15/2011           163,576
              120,000    CONAGRA FOODS INCORPORATED                                       8.25       09/15/2030           149,322
              150,000    DR PEPPER SNAPPLE GROUP INCORPORATED                             6.82       05/01/2018           173,682
              100,000    DR PEPPER SNAPPLE GROUP INCORPORATED                             7.45       05/01/2038           123,161
              200,000    GENERAL MILLS INCORPORATED                                       5.25       08/15/2013           219,725
              100,000    GENERAL MILLS INCORPORATED                                       5.70       02/15/2017           110,819
              225,000    GENERAL MILLS INCORPORATED                                       6.00       02/15/2012           245,784
              150,000    GRAND METROPOLITAN INVESTMENT CORPORATION                        7.45       04/15/2035           187,331
              100,000    HJ HEINZ COMPANY                                                 5.35       07/15/2013           109,483
              975,000    HJ HEINZ COMPANY                                                 6.63       07/15/2011         1,056,743
              350,000    KELLOGG COMPANY SERIES B                                         6.60       04/01/2011           375,185
              500,000    KELLOGG COMPANY SERIES B                                         7.45       04/01/2031           636,308
              350,000    KRAFT FOODS INCORPORATED                                         5.25       10/01/2013           375,506
              275,000    KRAFT FOODS INCORPORATED                                         5.63       11/01/2011           294,088
              750,000    KRAFT FOODS INCORPORATED                                         6.13       08/23/2018           807,341
              250,000    KRAFT FOODS INCORPORATED                                         6.50       08/11/2017           275,344
               75,000    KRAFT FOODS INCORPORATED                                         6.50       11/01/2031            78,131
              100,000    KRAFT FOODS INCORPORATED                                         6.88       01/26/2039           108,042
               60,000    KRAFT FOODS INCORPORATED                                         7.00       08/11/2037            65,714
              100,000    PEPSI BOTTLING GROUP INCORPORATED SERIES B                       7.00       03/01/2029           121,715
              750,000    PEPSICO INCORPORATED                                             5.00       06/01/2018           811,127
              100,000    RALCORP HOLDINGS INCORPORATED++                                  6.63       08/15/2039           103,234
              250,000    SARA LEE CORPORATION                                             6.25       09/15/2011           269,242

                                                                                                                        9,694,479
                                                                                                                   --------------

FOOD STORES: 0.10%
              250,000    DELHAIZE AMERICA INCORPORATED                                    9.00       04/15/2031           325,447
              100,000    KROGER COMPANY                                                   4.95       01/15/2015           107,718
              800,000    KROGER COMPANY                                                   6.15       01/15/2020           891,816
              350,000    KROGER COMPANY                                                   6.75       04/15/2012           387,526
              250,000    KROGER COMPANY                                                   7.50       01/15/2014           291,248
               75,000    KROGER COMPANY                                                   7.50       04/01/2031            90,794
               75,000    SAFEWAY INCORPORATED                                             7.25       02/01/2031            90,012

                                                                                                                        2,184,561
                                                                                                                   --------------

FURNITURE & FIXTURES: 0.02%
               50,000    CINTAS CORPORATION #2                                            6.15       08/15/2036            49,864
              200,000    NEWELL RUBBERMAID INCORPORATED                                   5.50       04/15/2013           210,212
              165,000    NEWELL RUBBERMAID INCORPORATED                                   6.25       04/15/2018           168,239

                                                                                                                          428,315
                                                                                                                   --------------

GENERAL MERCHANDISE STORES: 0.25%
              100,000    COSTCO WHOLESALE CORPORATION                                     5.30       03/15/2012           109,261
              200,000    COSTCO WHOLESALE CORPORATION                                     5.50       03/15/2017           221,811
              350,000    TARGET CORPORATION                                               5.38       05/01/2017           384,136
              100,000    TARGET CORPORATION                                               6.50       10/15/2037           113,424
              150,000    TARGET CORPORATION                                               7.00       07/15/2031           177,255
              500,000    TARGET CORPORATION                                               7.00       01/15/2038           602,561
               85,000    TJX COMPANIES INCORPORATED                                       6.95       04/15/2019           102,330
              500,000    WAL-MART STORES INCORPORATED                                     4.13       02/15/2011           518,573
            1,180,000    WAL-MART STORES INCORPORATED                                     4.55       05/01/2013         1,281,769
              325,000    WAL-MART STORES INCORPORATED                                     5.25       09/01/2035           327,264

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
GENERAL MERCHANDISE STORES (continued)
$             500,000    WAL-MART STORES INCORPORATED                                     5.80%      02/15/2018    $      569,300
              100,000    WAL-MART STORES INCORPORATED                                     5.88       04/05/2027           108,480
              650,000    WAL-MART STORES INCORPORATED                                     6.50       08/15/2037           762,547

                                                                                                                        5,278,711
                                                                                                                   --------------

HEALTH CARE: 0.10%
              500,000    CAREFUSION CORPORATION++                                         6.38       08/01/2019           554,144
            1,000,000    JOHNSON & JOHNSON                                                5.15       08/15/2012         1,104,176
              500,000    ST JUDE MEDICAL INCORPORATED                                     3.75       07/15/2014           517,574

                                                                                                                        2,175,894
                                                                                                                   --------------

HEALTH SERVICES: 0.17%
              350,000    AETNA INCORPORATED                                               5.75       06/15/2011           369,647
              350,000    AMGEN INCORPORATED                                               5.85       06/01/2017           390,115
              350,000    ANTHEM INCORPORATED                                              6.80       08/01/2012           387,701
              750,000    MEDCO HEALTH SOLUTIONS INCORPORATED                              7.25       08/15/2013           851,648
              225,000    MERCK & COMPANY INCORPORATED                                     4.75       03/01/2015           245,284
               90,000    QUEST DIAGNOSTICS INCORPORATED                                   4.75       01/30/2020            90,706
               40,000    QUEST DIAGNOSTICS INCORPORATED                                   5.75       01/30/2040            40,276
              100,000    QUEST DIAGNOSTICS INCORPORATED                                   6.95       07/01/2037           115,724
              100,000    SCHERING-PLOUGH CORPORATION                                      5.55       12/01/2013           111,565
              500,000    UNITEDHEALTH GROUP INCORPORATED                                  6.88       02/15/2038           534,870
              500,000    WELLPOINT INCORPORATED                                           7.00       02/15/2019           574,966

                                                                                                                        3,712,502
                                                                                                                   --------------

HOLDING & OTHER INVESTMENT OFFICES: 0.21%
              185,000    AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                    6.13       11/01/2012           199,369
              500,000    BERKSHIRE HATHAWAY FINANCE CORPORATION                           4.85       01/15/2015           548,874
              100,000    BOSTON PROPERTIES LP                                             6.25       01/15/2013           107,723
            1,350,000    CREDIT SUISSE USA INCORPORATED                                   6.50       01/15/2012         1,484,653
               50,000    EQUIFAX INCORPORATED                                             7.00       07/01/2037            51,861
              180,000    ERP OPERATING LP                                                 5.25       09/15/2014           185,840
            1,000,000    ERP OPERATING LP                                                 5.50       10/01/2012         1,059,746
               75,000    FUND AMERICAN COMPANIES INCORPORATED                             5.88       05/15/2013            74,695
              360,000    GOLDMAN SACHS GROUP INCORPORATED                                 5.15       01/15/2014           382,876
              100,000    MACK-CALI REALTY LP                                              7.75       02/15/2011           104,290
              100,000    NATIONAL RETAIL PROPERTIES INCORPORATED                          6.88       10/15/2017            99,805
              100,000    SIMON PROPERTY GROUP INCORPORATED                                5.30       05/30/2013           104,998
              100,000    SIMON PROPERTY GROUP INCORPORATED                                6.13       05/30/2018           105,373

                                                                                                                        4,510,103
                                                                                                                   --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.01%
               75,000    MARRIOTT INTERNATIONAL                                           5.81       11/10/2015            75,213
              100,000    MARRIOTT INTERNATIONAL SERIES J                                  5.63       02/15/2013           104,467

                                                                                                                          179,680
                                                                                                                   --------------

HOUSEHOLD PRODUCTS , WARE: 0.01%
              300,000    FORTUNE BRANDS INCORPORATED                                      3.00       06/01/2012           300,562
                                                                                                                   --------------

HOUSING DEVELOPMENT: 0.00%
              100,000    TOLL BROTHERS FINANCE CORPORATION                                6.75       11/01/2019            98,066
                                                                                                                   --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.25%
              550,000    CATERPILLAR INCORPORATED                                         6.05       08/15/2036           619,606
               75,000    COMPUTER SCIENCES CORPORATION                                    7.38       06/15/2011            80,950
              200,000    DELL INCORPORATED                                                5.63       04/15/2014           223,675

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$             100,000    DELL INCORPORATED                                                6.50%      04/15/2038    $      107,052
              200,000    DELL INCORPORATED                                                7.10       04/15/2028           220,717
              100,000    DOVER CORPORATION                                                5.45       03/15/2018           109,174
               60,000    DOVER CORPORATION                                                6.60       03/15/2038            71,860
              500,000    HEWLETT-PACKARD COMPANY                                          5.50       03/01/2018           552,199
              180,000    HEWLETT-PACKARD COMPANY                                          6.50       07/01/2012           201,946
              200,000    IBM CORPORATION                                                  4.75       11/29/2012           218,628
              500,000    IBM CORPORATION                                                  5.70       09/14/2017           564,769
              250,000    IBM CORPORATION                                                  5.88       11/29/2032           270,018
              500,000    IBM CORPORATION                                                  8.00       10/15/2038           698,397
               45,000    ITT CORPORATION                                                  4.90       05/01/2014            48,199
               60,000    ITT CORPORATION                                                  6.13       05/01/2019            67,166
              100,000    LOCKHEED MARTIN CORPORATION                                      4.12       03/14/2013           106,391
              100,000    ORACLE CORPORATION                                               5.00       01/15/2011           104,456
              350,000    ORACLE CORPORATION                                               5.25       01/15/2016           386,138
              135,000    PARKER HANNIFIN CORPORATION SERIES MTN                           5.50       05/15/2018           147,382
               60,000    PARKER HANNIFIN CORPORATION SERIES MTN                           6.25       05/15/2038            66,898
              250,000    PITNEY BOWES INCORPORATED SERIES MTN                             4.75       01/15/2016           268,670
              100,000    PITNEY BOWES INCORPORATED SERIES MTN                             5.75       09/15/2017           109,123

                                                                                                                        5,243,414
                                                                                                                   --------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.07%
              150,000    AFLAC INCORPORATED                                               8.50       05/15/2019           177,655
              500,000    ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                   5.38       04/30/2013           538,952
               75,000    AON CORPORATION                                                  8.21       01/01/2027            74,625
              100,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                   4.63       07/15/2013           100,974
               75,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                   5.95       10/15/2036            62,458
              300,000    MARSH & MCLENNAN COMPANIES INCORPORATED                          9.25       04/15/2019           377,683
               75,000    WILLIS NORTH AMERICA INCORPORATED                                5.63       07/15/2015            74,914

                                                                                                                        1,407,261
                                                                                                                   --------------

INSURANCE CARRIERS: 0.91%
               75,000    ACE INA HOLDINGS INCORPORATED                                    5.88       06/15/2014            83,361
              500,000    ACE INA HOLDINGS INCORPORATED                                    5.90       06/15/2019           558,607
               75,000    AEGON FUNDING CORPORATION                                        5.75       12/15/2020            71,901
              650,000    AETNA INCORPORATED                                               6.63       06/15/2036           668,012
              830,000    ALLSTATE CORPORATION                                             5.55       05/09/2035           821,804
              150,000    ALLSTATE CORPORATION                                             6.20       05/16/2014           168,457
              150,000    ALLSTATE CORPORATION                                             7.45       05/16/2019           179,374
              500,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                        4.25       05/15/2013           437,656
              250,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                        5.05       10/01/2015           195,199
              250,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                        6.25       05/01/2036           167,831
              750,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                        8.25       08/15/2018           647,867
              600,000    AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN             5.85       01/16/2018           455,516
               75,000    ASSURANT INCORPORATED                                            6.75       02/15/2034            68,409
              250,000    BERKSHIRE HATHAWAY FINANCE CORPORATION                           4.00       04/15/2012           264,644
            1,275,000    BERKSHIRE HATHAWAY FINANCE CORPORATION                           5.00       08/15/2013         1,401,715
              150,000    CHUBB CORPORATION                                                5.75       05/15/2018           166,156
               80,000    CHUBB CORPORATION                                                6.00       05/11/2037            87,311
              350,000    CHUBB CORPORATION                                                6.38       03/29/2067           308,000
              100,000    CHUBB CORPORATION SERIES 1                                       6.50       05/15/2038           116,542
               50,000    CIGNA CORPORATION                                                6.15       11/15/2036            44,060
              500,000    CIGNA CORPORATION                                                8.50       05/01/2019           572,603
               75,000    CINCINNATI FINANCIAL CORPORATION                                 6.92       05/15/2028            73,888
               65,000    CNA FINANCIAL CORPORATION                                        5.85       12/15/2014            65,213
               50,000    CNA FINANCIAL CORPORATION                                        6.00       08/15/2011            51,026
               50,000    CNA FINANCIAL CORPORATION                                        6.50       08/15/2016            49,669
               45,000    CNA FINANCIAL CORPORATION                                        7.35       11/15/2019            45,735
              180,000    GE GLOBAL INSURANCE HOLDINGS                                     7.00       02/15/2026           179,556
              100,000    GENWORTH FINANCIAL INCORPORATED                                  4.95       10/01/2015            86,857

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
INSURANCE CARRIERS (continued)
$             350,000    GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                        5.75%      05/15/2013    $      352,551
              250,000    JEFFERSON-PILOT CORPORATION                                      4.75       01/30/2014           248,976
              120,000    LINCOLN NATIONAL CORPORATION                                     8.75       07/01/2019           139,990
              100,000    LOEWS CORPORATION                                                5.25       03/15/2016           103,506
              100,000    MARKEL CORPORATION                                               7.13       09/30/2019           104,750
              250,000    METLIFE INCORPORATED                                             5.00       11/24/2013           265,275
              100,000    METLIFE INCORPORATED                                             6.13       12/01/2011           108,476
              280,000    METLIFE INCORPORATED                                             6.38       06/15/2034           312,925
              600,000    METLIFE INCORPORATED                                             6.40       12/15/2066           499,500
              500,000    METLIFE INCORPORATED                                             6.75       06/01/2016           574,365
              500,000    METLIFE INCORPORATED SERIES A                                    6.82       08/15/2018           569,689
               75,000    NATIONWIDE FINANCIAL SERVICES                                    5.90       07/01/2012            79,327
              500,000    PRINCIPAL LIFE INCOME FUNDING TRUSTS                             5.30       04/24/2013           533,606
               75,000    PROGRESSIVE CORPORATION                                          6.25       12/01/2032            79,353
              400,000    PROGRESSIVE CORPORATION                                          6.70       06/15/2037           340,000
            1,000,000    PRUDENTIAL FINANCIAL INCORPORATED                                3.63       09/17/2012         1,025,988
            1,000,000    PRUDENTIAL FINANCIAL INCORPORATED                                4.75       09/17/2015         1,018,034
               30,000    PRUDENTIAL FINANCIAL INCORPORATED                                6.20       01/15/2015            32,323
               55,000    PRUDENTIAL FINANCIAL INCORPORATED                                7.38       06/15/2019            62,473
              105,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                     5.10       12/14/2011           110,615
               65,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                     6.63       12/01/2037            67,325
              500,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                    5.75       07/15/2033           450,989
              180,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                    5.40       06/13/2035           157,096
              100,000    REINSURANCE GROUP OF AMERICA INCORPORATED                        6.45       11/15/2019           103,192
              180,000    ST. PAUL TRAVELERS COMPANIES INCORPORATED                        5.50       12/01/2015           201,267
              250,000    THE TRAVELERS COMPANIES INCORPORATED                             6.25       03/15/2067           226,533
              100,000    THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                  5.38       06/15/2012           107,230
              150,000    THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                  5.75       12/15/2017           164,636
              365,000    THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                  6.25       06/15/2037           407,535
               75,000    TRANSATLANTIC HOLDINGS INCORPORATED                              5.75       12/14/2015            75,105
              100,000    TRANSATLANTIC HOLDINGS INCORPORATED                              8.00       11/30/2039            97,997
              125,000    UNITEDHEALTH GROUP INCORPORATED                                  4.88       03/15/2015           131,029
              250,000    UNITEDHEALTH GROUP INCORPORATED                                  5.25       03/15/2011           260,496
              250,000    UNITEDHEALTH GROUP INCORPORATED                                  5.80       03/15/2036           233,411
              100,000    UNITEDHEALTH GROUP INCORPORATED                                  6.00       11/15/2017           106,281
              500,000    UNITEDHEALTH GROUP INCORPORATED                                  6.00       02/15/2018           532,563
              150,000    UNITEDHEALTH GROUP INCORPORATED                                  6.63       11/15/2037           155,759
              100,000    UNITRIN INCORPORATED                                             6.00       05/15/2017            83,355
              100,000    WELLPOINT INCORPORATED                                           5.00       01/15/2011           103,806
              100,000    WELLPOINT INCORPORATED                                           5.25       01/15/2016           104,198
               75,000    WELLPOINT INCORPORATED                                           5.85       01/15/2036            73,520
              500,000    WELLPOINT INCORPORATED                                           5.88       06/15/2017           534,990
              100,000    WR BERKLEY CORPORATION                                           6.25       02/15/2037            84,976
              400,000    XL CAPITAL LTD                                                   6.50       12/31/2049           290,000

                                                                                                                       19,351,980
                                                                                                                   --------------

INVESTMENT COMPANIES: 0.09%
            1,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                             6.88       01/10/2039         1,048,635
              750,000    UNILEVER CAPITAL CORPORATION                                     3.65       02/15/2014           788,574

                                                                                                                        1,837,209
                                                                                                                   --------------

MACHINE-DIVERSIFIED: 0.07%
              200,000    DEERE & COMPANY                                                  4.38       10/16/2019           206,058
              150,000    DEERE & COMPANY                                                  5.38       10/16/2029           156,137
            1,000,000    DEERE & COMPANY                                                  6.95       04/25/2014         1,188,520

                                                                                                                        1,550,715
                                                                                                                   --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.10%
               60,000    AGILENT TECHNOLOGIES INCORPORATED                                6.50       11/01/2017            64,107

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
$             500,000    BAXTER INTERNATIONAL INCORPORATED                                5.38%      06/01/2018    $      550,992
               50,000    BAXTER INTERNATIONAL INCORPORATED                                5.90       09/01/2016            57,097
              350,000    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                     6.13       07/01/2015           363,125
              725,000    NOVARTIS CAPITAL CORPORATION                                     4.13       02/10/2014           777,018
              225,000    RAYTHEON COMPANY                                                 4.85       01/15/2011           232,083
              100,000    ROPER INDUSTRIES INCORPORATED                                    6.63       08/15/2013           110,368

                                                                                                                        2,154,790
                                                                                                                   --------------

MEDIA: 0.29%
              300,000    CBS CORPORATION                                                  7.88       07/30/2030           311,709
              800,000    HISTORIC TW INCORPORATED                                         6.63       05/15/2029           835,305
              800,000    NEWS AMERICA INCORPORATED                                        6.90       03/01/2019           916,932
              500,000    NEWS AMERICA INCORPORATED++                                      6.90       08/15/2039           544,814
              500,000    REED ELSEVIER CAPITAL INCORPORATED                               8.63       01/15/2019           630,315
              125,000    THOMSON REUTERS CORPORATION                                      4.70       10/15/2019           128,463
              600,000    TIME WARNER CABLE INCORPORATED                                   6.20       07/01/2013           665,605
              800,000    TIME WARNER CABLE INCORPORATED                                   7.30       07/01/2038           901,877
              700,000    WALT DISNEY COMPANY                                              4.50       12/15/2013           762,940
              500,000    WALT DISNEY COMPANY                                              5.50       03/15/2019           549,510

                                                                                                                        6,247,470
                                                                                                                   --------------

METAL MINING: 0.06%
            1,000,000    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                      8.38       04/01/2017         1,078,750
              150,000    SOUTHERN COPPER CORPORATION                                      7.50       07/27/2035           150,489

                                                                                                                        1,229,239
                                                                                                                   --------------

MINING: 0.03%
              200,000    BARRICK AUSTRALIAN FINANCE PTY LTD++                             5.95       10/15/2039           199,934
              225,000    NEWMONT MINING CORPORATION                                       5.13       10/01/2019           229,799
              125,000    NEWMONT MINING CORPORATION                                       6.25       10/01/2039           123,757
              130,000    VALE OVERSEAS LTD                                                6.88       11/10/2039           134,373

                                                                                                                          687,863
                                                                                                                   --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.01%
              100,000    VULCAN MATERIALS COMPANY                                         5.60       11/30/2012           107,355
               50,000    VULCAN MATERIALS COMPANY                                         7.15       11/30/2037            52,631

                                                                                                                          159,986
                                                                                                                   --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.24%
              500,000    3M COMPANY                                                       4.50       11/01/2011           534,272
               75,000    3M COMPANY SERIES MTN                                            5.70       03/15/2037            83,209
              800,000    DANAHER CORPORATION                                              5.40       03/01/2019           882,538
              500,000    EATON CORPORATION                                                5.60       05/15/2018           539,022
            1,360,000    GENERAL ELECTRIC COMPANY                                         5.00       02/01/2013         1,457,173
              500,000    HONEYWELL INTERNATIONAL INCORPORATED                             3.88       02/15/2014           527,031
              500,000    INGERSOLL-RAND GLOBAL HOLDING COMPANY LTD                        9.50       04/15/2014           605,568
              125,000    REPUBLIC SERVICES INCORPORATED++                                 5.50       09/15/2019           130,952
              200,000    TYCO INTERNATIONAL FINANCE SA                                    4.13       10/15/2014           208,215
              200,000    TYCO INTERNATIONAL GROUP SA                                      6.38       10/15/2011           216,651

                                                                                                                        5,184,631
                                                                                                                   --------------

MISCELLANEOUS RETAIL: 0.14%
              400,000    CVS CAREMARK CORPORATION                                         5.75       06/01/2017           429,910
              250,000    CVS CAREMARK CORPORATION                                         6.13       08/15/2016           277,234
              500,000    CVS CAREMARK CORPORATION                                         6.13       09/15/2039           496,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
MISCELLANEOUS RETAIL (continued)
$              65,000    CVS CAREMARK CORPORATION                                         6.25%      06/01/2027    $       66,532
              500,000    CVS CAREMARK CORPORATION                                         6.60       03/15/2019           560,763
              500,000    STAPLES INCORPORATED                                             9.75       01/15/2014           604,708
              250,000    WALGREEN COMPANY                                                 4.88       08/01/2013           272,873
              250,000    WALGREEN COMPANY                                                 5.25       01/15/2019           274,467

                                                                                                                        2,982,701
                                                                                                                   --------------

MOTION PICTURES: 0.07%
              180,000    NEWS AMERICA INCORPORATED                                        5.30       12/15/2014           198,391
              450,000    NEWS AMERICA INCORPORATED                                        6.40       12/15/2035           461,541
              150,000    VIACOM INCORPORATED                                              4.38       09/15/2014           156,359
              150,000    VIACOM INCORPORATED                                              5.63       09/15/2019           160,151
              180,000    WALT DISNEY COMPANY                                              6.38       03/01/2012           199,142
               75,000    WALT DISNEY COMPANY                                              7.00       03/01/2032            91,730
              250,000    WALT DISNEY COMPANY SERIES MTN                                   5.63       09/15/2016           280,036

                                                                                                                        1,547,350
                                                                                                                   --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.05%
              100,000    UNITED PARCEL SERVICE INCORPORATED                               4.50       01/15/2013           108,279
              100,000    UNITED PARCEL SERVICE INCORPORATED                               5.50       01/15/2018           109,941
              795,000    UNITED PARCEL SERVICE INCORPORATED                               6.20       01/15/2038           911,727

                                                                                                                        1,129,947
                                                                                                                   --------------

MUNICIPAL: 0.00%
               50,000    COUNTY OF CLARK NV                                               6.88       07/01/2042            51,232
                                                                                                                   --------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
               75,000    GOODRICH CORPORATION                                             7.63       12/15/2012            85,531
               90,000    NORTHROP GRUMMAN CORPORATION                                     3.70       08/01/2014            92,838
               85,000    NORTHROP GRUMMAN CORPORATION                                     5.05       08/01/2019            90,313

                                                                                                                          268,682
                                                                                                                   --------------

NETWORKING PRODUCTS: 0.13%
              600,000    CISCO SYSTEMS INCORPORATED                                       4.95       02/15/2019           634,950
              680,000    CISCO SYSTEMS INCORPORATED                                       5.25       02/22/2011           717,837
              775,000    CISCO SYSTEMS INCORPORATED<<                                     5.50       02/22/2016           872,119
              500,000    CISCO SYSTEMS INCORPORATED                                       5.90       02/15/2039           523,619

                                                                                                                        2,748,525
                                                                                                                   --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.26%
              200,000    AMERICAN EXPRESS                                                 6.80       09/01/2066           168,000
              250,000    AMERICAN EXPRESS BANK FSB SERIES BKN1                            5.55       10/17/2012           271,043
              500,000    AMERICAN EXPRESS CENTURION BANK SERIES BKN1                      6.00       09/13/2017           525,639
              800,000    AMERICAN EXPRESS COMPANY                                         7.00       03/19/2018           891,095
              150,000    AMERICAN EXPRESS COMPANY                                         7.25       05/20/2014           171,390
              650,000    AMERICAN EXPRESS COMPANY                                         8.13       05/20/2019           781,061
              100,000    AMERICAN EXPRESS CREDIT CORPORATION                              5.30       12/02/2015           105,986
            1,000,000    AMERICAN EXPRESS CREDIT CORPORATION SERIES  MTN                  5.88       05/02/2013         1,084,174
               65,000    AMERIPRISE FINANCIAL INCORPORATED                                7.30       06/28/2019            74,063
              300,000    BOEING CAPITAL CORPORATION                                       6.10       03/01/2011           319,040
              100,000    BRANCH BANKING & TRUST SERIES BKNT                               5.63       09/15/2016           105,191
              200,000    CAPITAL ONE CAPITAL III                                          7.69       08/15/2036           170,000
               50,000    CAPITAL ONE CAPITAL IV                                           6.75       02/17/2037            39,250
              115,000    CAPITAL ONE FINANCIAL COMPANY SERIES MTN                         5.70       09/15/2011           121,532
              300,000    CAPITAL ONE FINANCIAL CORPORATION                                4.80       02/21/2012           311,911
              750,000    CATERPILLAR FINANCIAL SERVICES CORPORATION                       6.13       02/17/2014           845,642

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$             500,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN            4.90%      08/15/2013    $      540,567
              275,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN            5.50       03/15/2016           299,159
               65,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF           4.75       02/17/2015            68,949
              275,000    CITIGROUP INCORPORATED                                           6.00       10/31/2033           230,277
              500,000    CME GROUP INCORPORATED                                           5.75       02/15/2014           556,428
              500,000    COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                     5.80       06/07/2012           534,593
              625,000    CREDIT SUISSE NEW YORK                                           6.00       02/15/2018           668,531
              500,000    GENERAL ELECTRIC CAPITAL CORPORATION                             3.00       12/09/2011           520,763
            1,250,000    GENERAL ELECTRIC CAPITAL CORPORATION                             4.80       05/01/2013         1,326,296
              525,000    GENERAL ELECTRIC CAPITAL CORPORATION                             5.00       11/15/2011           558,379
            1,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                             5.63       05/01/2018         1,031,077
              500,000    GENERAL ELECTRIC CAPITAL CORPORATION                             5.88       01/14/2038           464,085
              125,000    GENERAL ELECTRIC CAPITAL CORPORATION                             5.90       05/13/2014           137,096
              650,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                 6.15       08/07/2037           623,296
              500,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                  5.00       01/08/2016           520,667
            1,500,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                  5.63       09/15/2017         1,564,568
            1,200,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                 4.38       03/03/2012         1,258,542
            1,600,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                 6.75       03/15/2032         1,640,816
              200,000    HSBC FINANCE CAPITAL TRUST IX                                    5.91       11/30/2035           157,000
              325,000    HSBC FINANCE CORPORATION                                         5.00       06/30/2015           337,727
              450,000    HSBC FINANCE CORPORATION                                         5.25       01/14/2011           464,952
              500,000    HSBC FINANCE CORPORATION                                         6.38       10/15/2011           535,096
              800,000    HSBC FINANCE CORPORATION                                         6.38       11/27/2012           874,542
            1,000,000    IBM INTERNATIONAL GROUP CAPITAL LLC                              5.05       10/22/2012         1,101,643
              250,000    JOHN DEERE CAPITAL CORPORATION                                   7.00       03/15/2012           281,166
              250,000    JOHN DEERE CAPITAL CORPORATION SERIES MTN                        5.25       10/01/2012           273,920
              100,000    JOHN DEERE CAPITAL CORPORATION SERIES MTN                        5.50       04/13/2017           109,287
              500,000    JOHN DEERE CAPITAL CORPORATION SERIES MTN                        5.75       09/10/2018           559,963
            1,250,000    JPMORGAN CHASE BANK NATIONAL SERIES BKNT                         6.00       10/01/2017         1,339,299
              180,000    JPMORGAN CHASE CAPITAL XV                                        5.88       03/15/2035           156,510
              150,000    JPMORGAN CHASE CAPITAL XXII SERIES V                             6.45       01/15/2087           135,018
              150,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION         5.50       07/01/2013           165,274
              400,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION        10.38       11/01/2018           540,926
              180,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                         SERIES MTNC                                                      7.25       03/01/2012           201,041
              150,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                         SERIES MTNC                                                      8.00       03/01/2032           181,294
               65,000    SLM CORPORATION SERIES MTN                                       5.63       08/01/2033            45,031
              750,000    SLM CORPORATION SERIES MTN                                       8.45       06/15/2018           677,473
              300,000    SLM CORPORATION SERIES MTNA                                      5.00       10/01/2013           260,715
              100,000    UNILEVER CAPITAL CORPORATION                                     5.90       11/15/2032           110,745

                                                                                                                       27,037,728
                                                                                                                   --------------

OFFICE EQUIPMENT: 0.10%
              500,000    PITNEY BOWES INCORPORATED                                        5.25       01/15/2037           514,207
              570,000    XEROX CORPORATION                                                5.50       05/15/2012           604,060
              150,000    XEROX CORPORATION                                                6.35       05/15/2018           161,341
              250,000    XEROX CORPORATION                                                6.75       02/01/2017           272,884
              570,000    XEROX CORPORATION                                                8.25       05/15/2014           663,146

                                                                                                                        2,215,638
                                                                                                                   --------------

OIL & GAS EXTRACTION: 0.91%
              600,000    ANADARKO PETROLEUM CORPORATION                                   5.95       09/15/2016           654,676
              600,000    ANADARKO PETROLEUM CORPORATION                                   6.45       09/15/2036           629,919
              500,000    ANADARKO PETROLEUM CORPORATION                                   7.63       03/15/2014           578,971
              100,000    APACHE CORPORATION                                               5.25       04/15/2013           109,266
               30,000    APACHE CORPORATION                                               5.63       01/15/2017            33,211
              500,000    APACHE CORPORATION                                               6.00       01/15/2037           560,125
              100,000    APACHE CORPORATION                                               6.25       04/15/2012           110,528
              100,000    BAKER HUGHES INCORPORATION                                       6.50       11/15/2013           115,168
               75,000    BAKER HUGHES INCORPORATION                                       7.50       11/15/2018            92,735
              150,000    BJ SERVICES COMPANY                                              6.00       06/01/2018           158,155

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
OIL & GAS EXTRACTION (continued)
$              65,000    CANADIAN NATURAL RESOURCES LIMITED                               5.85%      02/01/2035    $       65,853
              500,000    CENOVUS ENERGY INCORPORATED++                                    4.50       09/15/2014           523,934
              500,000    CENOVUS ENERGY INCORPORATED++                                    6.75       11/15/2039           549,604
              500,000    CHEVRON CORPORATION                                              4.95       03/03/2019           542,434
              150,000    CONOCOPHILLIPS                                                   4.40       05/15/2013           161,412
              100,000    CONOCOPHILLIPS                                                   5.90       05/15/2038           105,418
            1,050,000    CONOCOPHILLIPS                                                   6.50       02/01/2039         1,193,210
              300,000    CONOCOPHILLIPS COMPANY                                           6.95       04/15/2029           348,259
              750,000    CONOCOPHLLIPS COMPANY                                            5.75       02/01/2019           831,582
              300,000    DEVON ENERGY CORPORATION                                         6.30       01/15/2019           341,203
            1,180,000    DEVON FINANCING CORPORATION ULC                                  6.88       09/30/2011         1,289,630
              120,000    DEVON FINANCING CORPORATION ULC                                  7.88       09/30/2031           151,464
               65,000    DIAMOND OFFSHORE DRILLING INCORPORATED                           5.88       05/01/2019            71,010
              500,000    EL PASO ENERGY CORPORATION++                                     5.90       04/01/2017           525,690
              150,000    EL PASO NATURAL GAS COMPANY                                      5.95       04/15/2017           157,728
               75,000    EOG RESOURCES INCORPORATED                                       5.63       06/01/2019            83,291
              150,000    EOG RESOURCES INCORPORATED                                       6.88       10/01/2018           177,495
               75,000    EQT CORPORATION                                                  8.13       06/01/2019            87,588
              150,000    HALLIBURTON COMPANY                                              6.15       09/15/2019           170,675
              650,000    HALLIBURTON COMPANY                                              7.45       09/15/2039           820,954
              120,000    HESS CORPORATION                                                 7.30       08/15/2031           138,455
              180,000    HESS CORPORATION                                                 7.88       10/01/2029           215,273
              500,000    HESS CORPORATION                                                 8.13       02/15/2019           615,293
              700,000    MARATHON OIL CORPORATION                                         7.50       02/15/2019           824,888
              500,000    NABORS INDUSTRIES INCORPORATED                                   9.25       01/15/2019           622,771
              120,000    NEXEN INCORPORATED                                               7.88       03/15/2032           137,709
              350,000    NOBLE ENERGY INCORPORATED                                        8.25       03/01/2019           424,648
              150,000    OCCIDENTAL PETROLEUM CORPORATION                                 4.13       06/01/2016           155,263
              180,000    OCCIDENTAL PETROLEUM CORPORATION                                 6.75       01/15/2012           199,313
              150,000    PANHANDLE EAST PIPE LINE                                         6.20       11/01/2017           160,613
              250,000    PC FINANCIAL PARTNERSHIP                                         5.00       11/15/2014           266,599
               50,000    PRAXAIR INCORPORATED                                             5.20       03/15/2017            54,410
              500,000    SHELL INTERNATIONAL FINANCE BV                                   4.30       09/22/2019           512,408
               65,000    TALISMAN ENERGY INCORPORATED                                     5.13       05/15/2015            68,855
              500,000    VALERO ENERGY CORPORATION                                        6.13       06/15/2017           528,169
              500,000    VALERO ENERGY CORPORATION                                        6.63       06/15/2037           483,133
              100,000    VALERO ENERGY CORPORATION                                        7.50       04/15/2032           103,072
              100,000    VALERO ENERGY CORPORATION                                        9.38       03/15/2019           120,743
              125,000    XTO ENERGY INCORPORATED                                          4.90       02/01/2014           132,661
            1,000,000    XTO ENERGY INCORPORATED                                          5.75       12/15/2013         1,103,325
              125,000    XTO ENERGY INCORPORATED                                          6.10       04/01/2036           129,159
              500,000    XTO ENERGY INCORPORATED                                          6.50       12/15/2018           564,439
              500,000    XTO ENERGY INCORPORATED                                          6.75       08/01/2037           555,355

                                                                                                                       19,357,742
                                                                                                                   --------------

PAPER & ALLIED PRODUCTS: 0.09%
               15,000    BEMIS COMPANY INCORPORATED                                       5.65       08/01/2014            16,335
               10,000    BEMIS COMPANY INCORPORATED                                       6.80       08/01/2019            11,373
              200,000    INTERNATIONAL PAPER COMAPNY                                      7.50       08/15/2021           224,038
              180,000    INTERNATIONAL PAPER COMPANY                                      5.30       04/01/2015           185,968
              500,000    INTERNATIONAL PAPER COMPANY                                      7.95       06/15/2018           578,836
              300,000    KIMBERLY-CLARK CORPORATION                                       5.00       08/15/2013           331,995
              200,000    KIMBERLY-CLARK CORPORATION                                       6.63       08/01/2037           243,229
              100,000    KIMBERLY-CLARK CORPORATION                                       7.50       11/01/2018           126,358
              200,000    PACTIV CORPORATION                                               6.40       01/15/2018           214,464

                                                                                                                        1,932,596
                                                                                                                   --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.11%
              500,000    CHEVRON CORPORATION                                              3.95       03/03/2014           532,999
              500,000    CONOCOPHILLIPS                                                   4.60       01/15/2015           542,661

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
$              65,000    ENTERPRISE PRODUCTS OPERATING LP SERIES B                        5.60%      10/15/2014    $       70,723
              150,000    MARATHON OIL CORPORATION                                         6.00       07/01/2012           163,419
              625,000    MARATHON OIL CORPORATION                                         6.00       10/01/2017           679,661
               50,000    MARATHON OIL CORPORATION                                         6.60       10/01/2037            53,674
              100,000    SEMPRA ENERGY                                                    6.00       02/01/2013           108,802
              100,000    SUNOCO INCORPORATED                                              5.75       01/15/2017           103,541

                                                                                                                        2,255,480
                                                                                                                   --------------

PHARMACEUTICALS: 0.45%
            1,000,000    ABBOTT LABORATORIES                                              5.15       11/30/2012         1,112,600
              400,000    ELI LILLY & COMPANY                                              5.50       03/15/2027           413,938
            1,000,000    EXPRESS SCRIPTS INCORPORATED                                     6.25       06/15/2014         1,109,475
              250,000    GLAXOSMITHKLINE CAPITAL INCORPORATED                             4.38       04/15/2014           269,163
              500,000    GLAXOSMITHKLINE CAPITAL INCORPORATED                             5.65       05/15/2018           557,132
              900,000    GLAXOSMITHKLINE CAPITAL INCORPORATED                             6.38       05/15/2038         1,031,104
              100,000    MEAD JOHNSON NUTRITION COMPANY++                                 3.50       11/01/2014           101,671
              150,000    MEAD JOHNSON NUTRITION COMPANY++                                 4.90       11/01/2019           153,186
              100,000    MEAD JOHNSON NUTRITION COMPANY++                                 5.90       11/01/2039           102,415
              150,000    MERCK & COMPANY INCORPORATED                                     5.75       11/15/2036           162,341
               65,000    MERCK & COMPANY INCORPORATED                                     5.95       12/01/2028            71,752
            1,000,000    MERCK & COMPANY INCORPORATED                                     6.00       09/15/2017         1,136,074
              250,000    PFIZER INCORPORATED                                              4.45       03/15/2012           266,392
              300,000    PFIZER INCORPORATED                                              4.50       02/15/2014           323,399
              250,000    PFIZER INCORPORATED                                              5.35       03/15/2015           279,714
            1,300,000    PFIZER INCORPORATED                                              6.20       03/15/2019         1,498,077
              750,000    PFIZER INCORPORATED                                              7.20       03/15/2039           953,996

                                                                                                                        9,542,429
                                                                                                                   --------------

PIPELINES: 0.56%
              150,000    BOARDWALK PIPELINES LP                                           5.75       09/15/2019           152,785
              100,000    BOARDWALK PIPELINES LP                                           5.88       11/15/2016           105,895
              150,000    BUCKEYE PARTNERS LP                                              5.50       08/15/2019           155,698
              100,000    BUCKEYE PARTNERS LP                                              6.05       01/15/2018           106,929
               75,000    CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                7.88       04/01/2013            85,710
               65,000    ENBRIDGE ENERGY PARTNERS LP                                      5.88       12/15/2016            68,687
            1,000,000    ENERGY TRANSFER PARTNERS LP                                      9.00       04/15/2019         1,218,907
              500,000    ENTERPRISE PRODUCTS OPERATING LLC                                4.60       08/01/2012           529,522
              500,000    ENTERPRISE PRODUCTS OPERATING LLC                                5.25       01/31/2020           511,867
              500,000    ENTERPRISE PRODUCTS OPERATING LLC                                6.13       10/15/2039           494,883
              250,000    ENTERPRISE PRODUCTS OPERATING LLC                                6.65       04/15/2018           277,002
              100,000    ENTERPRISE PRODUCTS OPERATING LLC                                7.55       04/15/2038           116,119
               75,000    ENTERPRISE PRODUCTS OPERATING LP SERIES B                        6.88       03/01/2033            81,767
              100,000    EQUITABLE RESOURCES INCORPORATED                                 6.50       04/01/2018           105,229
              100,000    KANEB PIPE LINE OPERATING PARTNERSHIP LP                         5.88       06/01/2013           105,449
              100,000    KINDER MORGAN ENERGY PARTNERS LP                                 5.00       12/15/2013           106,331
              500,000    KINDER MORGAN ENERGY PARTNERS LP                                 5.13       11/15/2014           532,880
            1,000,000    KINDER MORGAN ENERGY PARTNERS LP                                 5.80       03/01/2021         1,055,774
              100,000    KINDER MORGAN ENERGY PARTNERS LP                                 5.80       03/15/2035            93,946
              500,000    KINDER MORGAN ENERGY PARTNERS LP                                 6.50       09/01/2039           512,641
              500,000    KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                      6.95       01/15/2038           540,433
              125,000    MAGELLAN MIDSTREAM PARTNERS LP                                   6.55       07/15/2019           140,044
              350,000    ONEOK PARTNERS LP                                                8.63       03/01/2019           428,357
               50,000    PLAINS ALL AMERICAN PIPELINE LP                                  6.13       01/15/2017            53,956
              150,000    PLAINS ALL AMERICAN PIPELINE LP                                  6.50       05/01/2018           164,210
              200,000    PLAINS ALL AMERICAN PIPELINE LP                                  6.65       01/15/2037           209,294
              150,000    PLAINS ALL AMERICAN PIPELINE LP                                  8.75       05/01/2019           184,436
              500,000    PLAINS ALL AMERICAN PIPELINE LP / PAA FINANCE CORPORATION        4.25       09/01/2012           521,727
               45,000    PPL ELECTRIC UTILITIES CORPORATION                               6.25       05/15/2039            50,248
               75,000    TEXAS EASTERN TRANSMISSION LP                                    7.00       07/15/2032            86,984
            1,000,000    TRANSCANADA PIPELINES LTD                                        7.13       01/15/2019         1,195,210

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
PIPELINES (continued)
$             500,000    TRANSCANADA PIPELINES LTD                                        7.63%      01/15/2039    $      635,940
              500,000    WILLIAMS COS INC/THE                                             8.75       01/15/2020           584,387
              600,000    WILLIAMS COS INC/THE                                             8.75       03/15/2032           702,346

                                                                                                                       11,915,593
                                                                                                                   --------------

PRIMARY METAL INDUSTRIES: 0.12%
               25,000    ALCOA INCORPORATED                                               5.55       02/01/2017            25,116
              300,000    ALCOA INCORPORATED                                               5.90       02/01/2027           267,299
               25,000    ALCOA INCORPORATED                                               5.95       02/01/2037            21,424
            1,200,000    ALCOA INCORPORATED                                               6.00       07/15/2013         1,276,446
              250,000    ALCOA INCORPORATED                                               6.50       06/01/2011           262,019
               50,000    ALCOA INCORPORATED                                               6.75       07/15/2018            51,474
               75,000    ALCOA INCORPORATED                                               6.75       01/15/2028            72,934
              150,000    ALLEGHENY TECHNOLOGIES INCORPORATED                              9.38       06/01/2019           172,608
               50,000    COMMERCIAL METALS COMPANY                                        6.50       07/15/2017            51,734
               20,000    CORNING INCORPORATED                                             6.63       05/15/2019            22,504
              100,000    NUCOR CORPORATION                                                5.00       06/01/2013           108,132
              150,000    NUCOR CORPORATION                                                5.85       06/01/2018           167,870
               50,000    NUCOR CORPORATION                                                6.40       12/01/2037            56,781

                                                                                                                        2,556,341
                                                                                                                   --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.04%
              600,000    NEWS AMERICA INCORPORATED                                        6.65       11/15/2037           633,107
               65,000    RR DONNELLEY & SONS COMPANY                                      5.50       05/15/2015            64,408
               50,000    RR DONNELLEY & SONS COMPANY                                      6.13       01/15/2017            49,590
              100,000    RR DONNELLEY & SONS COMPANY                                      8.60       08/15/2016           108,823

                                                                                                                          855,928
                                                                                                                   --------------

RAILROAD TRANSPORTATION: 0.19%
              500,000    BURLINGTON NORTHERN SANTA FE CORPORATION                         4.88       01/15/2015           536,839
              360,000    BURLINGTON NORTHERN SANTA FE CORPORATION                         5.65       05/01/2017           394,332
              550,000    BURLINGTON NORTHERN SANTA FE CORPORATION                         6.15       05/01/2037           608,626
              100,000    CSX CORPORATION                                                  5.60       05/01/2017           107,503
              100,000    CSX CORPORATION                                                  6.00       10/01/2036           102,008
               70,000    CSX CORPORATION                                                  6.15       05/01/2037            73,240
              250,000    CSX CORPORATION                                                  6.25       04/01/2015           283,528
              300,000    CSX CORPORATION                                                  6.30       03/15/2012           328,736
              200,000    CSX CORPORATION                                                  7.45       04/01/2038           243,035
              275,000    NORFOLK SOUTHERN CORPORATION                                     5.59       05/17/2025           291,410
              100,000    NORFOLK SOUTHERN CORPORATION                                     5.75       04/01/2018           110,004
               65,000    NORFOLK SOUTHERN CORPORATION                                     5.90       06/15/2019            72,797
              360,000    UNION PACIFIC CORPORATION                                        4.88       01/15/2015           384,360
              200,000    UNION PACIFIC CORPORATION                                        5.75       11/15/2017           218,207
               40,000    UNION PACIFIC CORPORATION                                        6.15       05/01/2037            43,477
              300,000    UNION PACIFIC CORPORATION                                        7.88       01/15/2019           375,012

                                                                                                                        4,173,114
                                                                                                                   --------------

REAL ESTATE: 0.01%
              200,000    DUKE REALTY LP                                                   6.25       05/15/2013           206,506
                                                                                                                   --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.23%
              150,000    AVALONBAY COMMUNITIES INCORPORATED                               5.70       03/15/2017           156,111
              100,000    AVALONBAY COMMUNITIES INCORPORATED                               6.10       03/15/2020           105,064
              100,000    HEALTH CARE PROPERTY INVESTORS INCORPORATED                      5.63       05/01/2017            96,302
              200,000    HEALTH CARE PROPERTY INVESTORS INCORPORATED                      6.00       01/30/2017           197,010
               75,000    HEALTHCARE REALTY TRUST INCORPORATED                             8.13       05/01/2011            79,250
               75,000    HOSPITALITY PROPERTIES TRUST                                     5.63       03/15/2017            66,871
              250,000    HOSPITALITY PROPERTIES TRUST                                     7.88       08/15/2014           260,389

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$             250,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN               5.55%      09/05/2012    $      201,354
              125,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN               5.75       06/15/2011           116,161
              100,000    KIMCO REALTY CORPORATION                                         6.88       10/01/2019           105,349
               75,000    LIBERTY PROPERTY LP                                              5.50       12/15/2016            71,392
              150,000    LIBERTY PROPERTY LP                                              6.63       10/01/2017           149,952
              150,000    MACK-CALI REALTY CORPORATION                                     7.75       08/15/2019           159,977
              150,000    PROLOGIS                                                         7.38       10/30/2019           152,080
              100,000    PROLOGIS                                                         7.63       08/15/2014           107,219
              300,000    PROLOGIS TRUST                                                   5.63       11/15/2016           284,831
              100,000    PROLOGIS TRUST                                                   6.63       05/15/2018            97,419
              100,000    REALTY INCOME CORPORATION                                        5.95       09/15/2016           101,694
              100,000    REGENCY CENTERS LP                                               5.88       06/15/2017            95,820
               50,000    SIMON PROPERTY GROUP LP                                          5.00       03/01/2012            52,324
               50,000    SIMON PROPERTY GROUP LP                                          5.25       12/01/2016            50,578
              300,000    SIMON PROPERTY GROUP LP                                          5.75       05/01/2012           320,087
              125,000    SIMON PROPERTY GROUP LP                                          5.75       12/01/2015           132,252
              805,000    SIMON PROPERTY GROUP LP                                          6.75       05/15/2014           882,038
              600,000    SIMON PROPERTY GROUP LP                                         10.35       04/01/2019           774,279

                                                                                                                        4,815,803
                                                                                                                   --------------

RETAIL: 0.15%
              500,000    STARBUCKS CORPORATION                                            6.25       08/15/2017           541,312
            1,000,000    TARGET CORPORATION                                               5.88       03/01/2012         1,097,224
              500,000    TARGET CORPORATION                                               6.00       01/15/2018           568,795
              800,000    WAL-MART STORES INCORPORATED                                     6.20       04/15/2038           903,702

                                                                                                                        3,111,033
                                                                                                                   --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.01%
              100,000    COOPER US INCORPORATED                                           6.10       07/01/2017           113,548
                                                                                                                   --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.45%
              180,000    BEAR STEARNS COMPANIES INCORPORATED                              5.30       10/30/2015           196,984
              600,000    BEAR STEARNS COMPANIES INCORPORATED                              5.50       08/15/2011           629,452
               25,000    BEAR STEARNS COMPANIES INCORPORATED                              5.55       01/22/2017            25,872
              120,000    BEAR STEARNS COMPANIES INCORPORATED                              6.40       10/02/2017           132,313
              500,000    BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                   6.95       08/10/2012           561,871
              425,000    CHARLES SCHWAB CORPORATION                                       4.95       06/01/2014           460,252
              500,000    CREDIT SUISSE USA INCORPORATED                                   5.50       08/15/2013           550,990
              250,000    CREDIT SUISSE USA INCORPORATED                                   7.13       07/15/2032           300,355
               50,000    EATON VANCE CORPORATION                                          6.50       10/02/2017            53,851
              200,000    GOLDMAN SACHS CAPITAL II                                         5.79       12/29/2049           147,000
              500,000    GOLDMAN SACHS GROUP INCORPORATED                                 1.70       03/15/2011           507,535
            1,100,000    GOLDMAN SACHS GROUP INCORPORATED                                 3.25       06/15/2012         1,157,431
              700,000    GOLDMAN SACHS GROUP INCORPORATED                                 4.75       07/15/2013           743,750
              275,000    GOLDMAN SACHS GROUP INCORPORATED                                 5.35       01/15/2016           292,942
            1,000,000    GOLDMAN SACHS GROUP INCORPORATED                                 5.45       11/01/2012         1,087,822
              500,000    GOLDMAN SACHS GROUP INCORPORATED                                 5.75       10/01/2016           537,179
            1,070,000    GOLDMAN SACHS GROUP INCORPORATED                                 5.95       01/15/2027         1,033,196
            1,545,000    GOLDMAN SACHS GROUP INCORPORATED                                 6.00       05/01/2014         1,704,935
              250,000    GOLDMAN SACHS GROUP INCORPORATED                                 6.15       04/01/2018           269,838
            1,250,000    GOLDMAN SACHS GROUP INCORPORATED                                 6.25       09/01/2017         1,362,463
              450,000    GOLDMAN SACHS GROUP INCORPORATED                                 6.35       02/15/2034           419,260
            1,025,000    GOLDMAN SACHS GROUP INCORPORATED                                 6.60       01/15/2012         1,121,375
              925,000    GOLDMAN SACHS GROUP INCORPORATED                                 6.75       10/01/2037           952,044
            1,000,000    GOLDMAN SACHS GROUP INCORPORATED                                 6.88       01/15/2011         1,060,693
              300,000    GOLDMAN SACHS GROUP INCORPORATED                                 7.50       02/15/2019           354,278
              150,000    JEFFERIES GROUP INCORPORATED                                     6.45       06/08/2027           127,668
              400,000    JEFFERIES GROUP INCORPORATED                                     8.50       07/15/2019           440,062
              450,000    MERRILL LYNCH & COMPANY INCORPORATED                             5.45       07/15/2014           473,197
              500,000    MERRILL LYNCH & COMPANY INCORPORATED                             5.70       05/02/2017           496,253

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$           1,000,000    MERRILL LYNCH & COMPANY INCORPORATED                             6.05%      08/15/2012    $    1,076,249
              250,000    MERRILL LYNCH & COMPANY INCORPORATED                             6.05       05/16/2016           252,884
              300,000    MERRILL LYNCH & COMPANY INCORPORATED                             6.11       01/29/2037           277,553
              100,000    MERRILL LYNCH & COMPANY INCORPORATED                             6.22       09/15/2026            96,559
              500,000    MERRILL LYNCH & COMPANY INCORPORATED                             6.40       08/28/2017           524,600
              500,000    MERRILL LYNCH & COMPANY INCORPORATED                             7.75       05/14/2038           552,015
              500,000    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                  5.77       07/25/2011           530,699
              690,000    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                  6.88       04/25/2018           740,114
            1,000,000    MORGAN STANLEY                                                   2.25       03/13/2012         1,026,589
              300,000    MORGAN STANLEY                                                   3.25       12/01/2011           314,024
              525,000    MORGAN STANLEY                                                   5.38       10/15/2015           554,611
            1,300,000    MORGAN STANLEY                                                   6.00       05/13/2014         1,416,614
            1,500,000    MORGAN STANLEY                                                   6.60       04/01/2012         1,638,582
              120,000    MORGAN STANLEY                                                   7.25       04/01/2032           137,658
              400,000    MORGAN STANLEY                                                   7.30       05/13/2019           450,888
              500,000    MORGAN STANLEY SERIES EMTN                                       5.45       01/09/2017           513,723
            1,500,000    MORGAN STANLEY SERIES MTN                                        5.25       11/02/2012         1,609,223
              850,000    MORGAN STANLEY SERIES MTN                                        5.55       04/27/2017           864,726
            1,000,000    MORGAN STANLEY SERIES MTN                                        6.63       04/01/2018         1,084,914
              100,000    RAYMOND JAMES FINANCIAL INCORPORATED                             8.60       08/15/2019           111,000

                                                                                                                       30,974,086
                                                                                                                   --------------

SOFTWARE: 0.05%
              500,000    CA INCORPORATED                                                  5.38       12/01/2019           518,840
              500,000    ORACLE CORPORATION                                               4.95       04/15/2013           547,110

                                                                                                                        1,065,950
                                                                                                                   --------------

TOBACCO PRODUCTS: 0.23%
            1,050,000    ALTRIA GROUP INCORPORATED                                        9.70       11/10/2018         1,299,173
              500,000    ALTRIA GROUP INCORPORATED                                       10.20       02/06/2039           657,405
              155,000    LORILLARD TOBACCO COMPANY                                        8.13       06/23/2019           171,547
              125,000    PHILIP MORRIS INTERNATIONAL INCORPORATED                         4.88       05/16/2013           134,600
              450,000    PHILIP MORRIS INTERNATIONAL INCORPORATED                         5.65       05/16/2018           489,339
              400,000    PHILIP MORRIS INTERNATIONAL INCORPORATED                         6.38       05/16/2038           451,284
              750,000    PHILIP MORRIS INTERNATIONAL INCORPORATED                         6.88       03/17/2014           865,772
              200,000    REYNOLDS AMERICAN INCORPORATED                                   7.25       06/15/2037           201,662
              500,000    REYNOLDS AMERICAN INCORPORATED                                   7.63       06/01/2016           543,426
              100,000    UST INCORPORATED                                                 5.75       03/01/2018           100,970

                                                                                                                        4,915,178
                                                                                                                   --------------

TRANSPORTATION: 0.12%
              125,000    BURLINGTON NORTHERN SANTA FE CORPORATION                         4.70       10/01/2019           128,058
              435,000    CANADIAN NATIONAL RAILWAY COMPANY                                5.55       03/01/2019           482,355
              500,000    CSX CORPORATION                                                  7.38       02/01/2019           593,262
              500,000    NORFOLK SOUTHERN CORPORATION                                     7.25       02/15/2031           612,110
              600,000    UNION PACIFIC CORPORATION                                        6.63       02/01/2029           674,186

                                                                                                                        2,489,971
                                                                                                                   --------------

TRANSPORTATION BY AIR: 0.07%
              150,000    CONTINENTAL AIRLINES INCORPORATED                                9.00       07/08/2016           159,375
               75,000    CONTINENTAL AIRLINES INCORPORATED SERIES A                       5.98       04/19/2022            71,250
              100,666    DELTA AIR LINES INCORPORATED                                     6.82       02/10/2024            95,632
               20,000    FEDEX CORPORATION                                                7.38       01/15/2014            22,814
              100,000    FEDEX CORPORATION                                                8.00       01/15/2019           123,396
              500,000    LOCKHEED MARTIN CORPORATION                                      4.25       11/15/2019           502,375
              120,000    LOCKHEED MARTIN CORPORATION                                      8.50       12/01/2029           161,015
              196,301    NORTHWEST AIRLINES INCORPORATED                                  7.03       11/01/2019           174,217
              100,000    RAYTHEON COMPANY                                                 4.40       02/15/2020           101,975

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
TRANSPORTATION BY AIR (continued)
$             120,000    RAYTHEON COMPANY                                                 7.20%      08/15/2027    $      147,789

                                                                                                                        1,559,838
                                                                                                                   --------------

TRANSPORTATION EQUIPMENT: 0.35%
              100,000    DAIMLER FINANCE NA LLC                                           5.88       03/15/2011           104,921
              330,000    DAIMLER FINANCE NA LLC                                           6.50       11/15/2013           364,328
              200,000    DAIMLER FINANCE NA LLC                                           7.30       01/15/2012           219,981
              225,000    DAIMLER FINANCE NA LLC                                           8.50       01/18/2031           278,381
            1,200,000    DAIMLER FINANCE NORTH AMERICA LLC                                5.75       09/08/2011         1,271,304
               35,000    GENERAL DYNAMICS CORPORATION                                     1.80       07/15/2011            35,554
              500,000    GENERAL DYNAMICS CORPORATION                                     5.25       02/01/2014           555,885
              100,000    HONEYWELL INTERNATIONAL INCORPORATED                             4.25       03/01/2013           106,934
              500,000    HONEYWELL INTERNATIONAL INCORPORATED                             5.00       02/15/2019           536,151
              100,000    HONEYWELL INTERNATIONAL INCORPORATED                             5.30       03/01/2018           108,754
              250,000    HONEYWELL INTERNATIONAL INCORPORATED                             5.70       03/15/2037           270,009
              150,000    JOHNSON CONTROLS INCORPORATED                                    5.25       01/15/2011           156,089
              350,000    LOCKHEED MARTIN CORPORATION SERIES B                             6.15       09/01/2036           385,299
              520,000    NORTHROP GRUMMAN CORPORATION                                     7.75       02/15/2031           665,322
              600,000    UNITED TECHNOLOGIES CORPORATION                                  4.88       05/01/2015           663,879
              565,000    UNITED TECHNOLOGIES CORPORATION                                  6.13       02/01/2019           651,225
              500,000    UNITED TECHNOLOGIES CORPORATION                                  6.13       07/15/2038           569,254
              430,000    UNITED TECHNOLOGIES CORPORATION                                  7.50       09/15/2029           539,273

                                                                                                                        7,482,543
                                                                                                                   --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.03%
              300,000    MCKESSON HBOC INCORPORATED                                       5.25       03/01/2013           323,309
               89,000    SAFEWAY INCORPORATED                                             5.80       08/15/2012            97,693
              200,000    SYSCO CORPORATION                                                6.63       03/17/2039           247,881

                                                                                                                          668,883
                                                                                                                   --------------

WHOLESALE TRADE-DURABLE GOODS: 0.02%
              180,000    JOHNSON & JOHNSON                                                4.95       05/15/2033           181,242
               25,000    MARTIN MARIETTA MATERIALS INCORPORATED                           6.25       05/01/2037            23,446
              125,000    MARTIN MARIETTA MATERIALS INCORPORATED                           6.60       04/15/2018           133,938

                                                                                                                          338,626
                                                                                                                   --------------

TOTAL CORPORATE BONDS & NOTES (COST $459,603,956)                                                                     481,236,751
                                                                                                                   --------------

FOREIGN CORPORATE BONDS: 2.73%
              150,000    ALBERTA ENERGY COMPANY LIMITED                                   8.13       09/15/2030           184,877
              180,000    ALCAN INCORPORATED                                               5.00       06/01/2015           186,374
              600,000    ALCAN INCORPORATED                                               6.13       12/15/2033           621,134
              800,000    AMERICA MOVIL SAB DE CV                                          5.63       11/15/2017           856,206
              100,000    AMERICA MOVIL SAB DE CV                                          6.13       11/15/2037           102,573
               75,000    ANADARKO FINANCE COMPANY SERIES B                                6.75       05/01/2011            79,754
              325,000    ANADARKO FINANCE COMPANY SERIES B                                7.50       05/01/2031           368,395
              750,000    ARCELORMITTAL                                                    5.38       06/01/2013           788,665
              425,000    ARCELORMITTAL                                                    9.00       02/15/2015           499,057
              250,000    ARCELORMITTAL                                                    9.85       06/01/2019           308,026
              500,000    ASTRAZENECA PLC                                                  5.40       09/15/2012           555,080
               75,000    ASTRAZENECA PLC                                                  5.40       06/01/2014            84,002
              500,000    ASTRAZENECA PLC                                                  5.90       09/15/2017           571,917
              850,000    ASTRAZENECA PLC                                                  6.45       09/15/2037           992,608
              150,000    AXA SA                                                           8.60       12/15/2030           174,378
               65,000    AXIS CAPITAL HOLDINGS LIMITED                                    5.75       12/01/2014            67,114
              600,000    BARCLAYS BANK PLC                                                5.20       07/10/2014           643,822
              300,000    BARCLAYS BANK PLC                                                5.45       09/12/2012           326,370
              250,000    BARCLAYS BANK PLC                                                6.75       05/22/2019           283,614

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FOREIGN CORPORATE BONDS (continued)
$             700,000    BARRICK GOLD CORPORATION                                         6.95%      04/01/2019    $      813,124
              250,000    BHP BILLITON FINANCE USA LIMITED                                 5.00       12/15/2010           260,789
              150,000    BHP BILLITON FINANCE USA LIMITED                                 5.25       12/15/2015           166,170
              200,000    BHP BILLITON FINANCE USA LIMITED                                 5.40       03/29/2017           218,199
            1,150,000    BHP BILLITON FINANCE USA LIMITED                                 5.50       04/01/2014         1,279,976
              200,000    BHP BILLITON FINANCE USA LIMITED                                 6.50       04/01/2019           234,566
              250,000    BP CAPITAL MARKETS PLC                                           1.55       08/11/2011           253,711
              200,000    BP CAPITAL MARKETS PLC                                           3.63       05/08/2014           209,511
              200,000    BP CAPITAL MARKETS PLC                                           3.88       03/10/2015           210,759
              150,000    BP CAPITAL MARKETS PLC                                           4.75       03/10/2019           158,861
              500,000    BRITISH TELECOMMUNICATIONS PLC                                   5.95       01/15/2018           516,154
              300,000    BRITISH TELECOMMUNICATIONS PLC                                   9.63       12/15/2030           384,043
              125,000    BROOKFIELD ASSET MANAGEMENT INCORPORATED                         5.80       04/25/2017           115,420
              100,000    BURLINGTON RESOURCES FINANCE COMPANY                             6.50       12/01/2011           109,850
              500,000    BURLINGTON RESOURCES FINANCE COMPANY                             7.20       08/15/2031           591,261
              350,000    CANADIAN NATIONAL RAILWAY COMPANY                                6.38       11/15/2037           407,367
               65,000    CANADIAN NATURAL RESOURCES LIMITED                               4.90       12/01/2014            69,827
            1,150,000    CANADIAN NATURAL RESOURCES LIMITED                               5.70       05/15/2017         1,241,711
              500,000    CANADIAN NATURAL RESOURCES LIMITED                               6.25       03/15/2038           531,039
              360,000    CANADIAN PACIFIC RAILWAY COMPANY                                 5.75       03/15/2033           346,567
               65,000    CANADIAN PACIFIC RAILWAY COMPANY                                 5.95       05/15/2037            63,791
               65,000    CANADIAN PACIFIC RAILWAY COMPANY                                 7.25       05/15/2019            76,490
               65,000    CELULOSA ARAUCO Y CONSTITUCION SA                                5.63       04/20/2015            67,838
            1,325,000    CONOCO FUNDING COMPANY                                           6.35       10/15/2011         1,456,954
              150,000    CONOCOPHILLIPS CANADA                                            5.63       10/15/2016           167,917
              100,000    COVIDIEN INTERNATIONAL FINANCE SA                                5.45       10/15/2012           110,527
              350,000    COVIDIEN INTERNATIONAL FINANCE SA                                6.00       10/15/2017           391,789
               50,000    COVIDIEN INTERNATIONAL FINANCE SA                                6.55       10/15/2037            57,832
            1,200,000    CREDIT SUISSE NEW YORK NY                                        5.50       05/01/2014         1,316,341
            1,000,000    DEUTSCHE BANK AG LONDON                                          4.88       05/20/2013         1,075,227
              500,000    DEUTSCHE BANK AG LONDON                                          6.00       09/01/2017           554,522
              275,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                        5.75       03/23/2016           297,573
              830,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                        8.75       06/15/2030         1,084,374
               50,000    DIAGEO CAPITAL PLC                                               5.20       01/30/2013            54,343
            1,050,000    DIAGEO CAPITAL PLC                                               5.75       10/23/2017         1,159,787
               75,000    DIAGEO CAPITAL PLC                                               5.88       09/30/2036            82,911
              125,000    DIAGEO FINANCE BV                                                5.30       10/28/2015           138,719
              500,000    DIAGEO PLC                                                       7.38       01/15/2014           587,992
              100,000    ENBRIDGE INCORPORATED                                            5.60       04/01/2017           108,084
              400,000    ENCANA CORPORATION                                               6.50       05/15/2019           452,105
              350,000    ENCANA CORPORATION                                               6.50       02/01/2038           383,246
              100,000    ENCANA HOLDINGS FINANCE CORPORATION                              5.80       05/01/2014           110,501
              100,000    FALCONBRIDGE LIMITED                                             6.00       10/15/2015           106,983
              500,000    FRANCE TELECOM SA                                                4.38       07/08/2014           532,048
              750,000    FRANCE TELECOM SA<<                                              7.75       03/01/2011           809,627
              225,000    FRANCE TELECOM SA                                                8.50       03/01/2031           309,291
              250,000    GRUPO TELEVISA SA                                                6.00       05/15/2018           256,972
            1,000,000    HSBC HOLDINGS PLC                                                6.50       05/02/2036         1,079,144
              850,000    HSBC HOLDINGS PLC                                                6.50       09/15/2037           904,630
              105,000    HUSKY ENERGY INCORPORATED                                        5.90       06/15/2014           115,404
              100,000    HUSKY ENERGY INCORPORATED                                        6.80       09/15/2037           109,017
               65,000    HUSKY ENERGY INCORPORATED                                        7.25       12/15/2019            75,974
              100,000    LAFARGE SA                                                       6.15       07/15/2011           104,822
               75,000    LAFARGE SA                                                       6.50       07/15/2016            78,679
              100,000    NEXEN INCORPORATED                                               5.65       05/15/2017           103,364
               80,000    NEXEN INCORPORATED                                               6.20       07/30/2019            85,625
              100,000    NEXEN INCORPORATED                                               6.40       05/15/2037            99,867
              310,000    NEXEN INCORPORATED                                               7.50       07/30/2039           348,717
              250,000    NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                 7.38       03/15/2014           273,560
              500,000    NOKIA CORPORATION                                                5.38       05/15/2019           531,385
              250,000    NORSK HYDRO ASA                                                  6.80       01/15/2028           294,925
              500,000    NOVARTIS SECURITIES INVESTMENT LIMITED                           5.13       02/10/2019           540,821
               75,000    ORIX CORPORATION                                                 5.48       11/22/2011            75,740

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FOREIGN CORPORATE BONDS (continued)
$             400,000    PETRO CANADA                                                     6.80%      05/15/2038    $      440,471
              100,000    PHILIPS ELECTRONICS NV                                           6.88       03/11/2038           116,708
               50,000    POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                  5.25       05/15/2014            54,745
               75,000    POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                  5.88       12/01/2036            76,277
               65,000    POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                  6.50       05/15/2019            74,104
              750,000    RIO TINTO FINANCE USA LIMITED                                    6.50       07/15/2018           831,194
            1,225,000    RIO TINTO FINANCE USA LIMITED                                    8.95       05/01/2014         1,473,080
              130,000    RIO TINTO FINANCE USA LIMITED                                    9.00       05/01/2019           165,706
              500,000    ROGERS WIRELESS INCORPORATED                                     7.50       03/15/2015           588,913
              200,000    ROYAL BANK CANADA                                                5.65       07/20/2011           216,065
              360,000    ROYAL BANK OF SCOTLAND GROUP PLC                                 5.00       10/01/2014           317,192
               75,000    ROYAL KPN NV                                                     8.38       10/01/2030            95,483
              950,000    SHELL INTERNATIONAL FINANCE                                      4.00       03/21/2014         1,011,482
              500,000    SHELL INTERNATIONAL FINANCE                                      4.95       03/22/2012           543,012
              750,000    SHELL INTERNATIONAL FINANCE                                      6.38       12/15/2038           870,026
              150,000    STATOILHYDRO ASA                                                 3.88       04/15/2014           159,527
              815,000    STATOILHYDRO ASA                                                 5.25       04/15/2019           893,828
              400,000    SUNCOR ENERGY INCORPORATED                                       5.45       06/10/2019           424,986
               75,000    SUNCOR ENERGY INCORPORATED                                       5.95       12/01/2034            74,421
              500,000    SUNCOR ENERGY INCORPORATED                                       6.10       06/01/2018           547,791
              150,000    SUNCOR ENERGY INCORPORATED                                       6.50       06/15/2038           159,328
              250,000    SUNCOR ENERGY INCORPORATED                                       6.85       06/01/2039           278,474
              400,000    TALISMAN ENERGY                                                  6.25       02/01/2038           414,028
               65,000    TALISMAN ENERGY INCORPORATED                                     7.75       06/01/2019            77,831
              200,000    TELECOM ITALIA CAPITAL SA                                        5.25       10/01/2015           210,469
              150,000    TELECOM ITALIA CAPITAL SA                                        6.00       09/30/2034           144,010
              350,000    TELECOM ITALIA CAPITAL SA                                        6.20       07/18/2011           372,408
            1,000,000    TELECOM ITALIA CAPITAL SA                                        7.18       06/18/2019         1,133,284
              500,000    TELECOM ITALIA CAPITAL SA                                        7.72       06/04/2038           580,932
              930,000    TELEFONICA EMISIONES SAU                                         4.95       01/15/2015           995,925
               50,000    TELEFONICA EMISIONES SAU                                         5.98       06/20/2011            53,307
              150,000    TELEFONICA EMISIONES SAU                                         6.42       06/20/2016           170,077
              550,000    TELEFONICA EMISIONES SAU                                         7.05       06/20/2036           644,665
              120,000    TELEFONICA EUROPE BV                                             8.25       09/15/2030           154,879
              645,000    TELEFONICA SA                                                    5.88       07/15/2019           708,342
               65,000    TELEFONOS DE MEXICO SA DE CV                                     5.50       01/27/2015            68,455
              180,000    TELUS CORPORATION                                                8.00       06/01/2011           197,150
              200,000    THOMSON REUTERS CORPORATION                                      5.70       10/01/2014           225,473
              500,000    THOMSON REUTERS CORPORATION                                      6.50       07/15/2018           578,441
               65,000    TRANSCANADA PIPELINES LIMITED                                    4.88       01/15/2015            70,463
              100,000    TRANSCANADA PIPELINES LIMITED                                    5.60       03/31/2034           101,324
              585,000    TRANSCANADA PIPELINES LIMITED                                    6.20       10/15/2037           642,102
              600,000    TRANSOCEAN INCORPORATED                                          6.00       03/15/2018           656,361
              120,000    TRANSOCEAN INCORPORATED                                          7.50       04/15/2031           143,464
              400,000    TYCO INTERNATIONAL GROUP SA                                      6.00       11/15/2013           441,929
            1,000,000    UBS AG STAMFORD CT SERIES DPNT                                   5.88       12/20/2017         1,037,723
            1,000,000    UFJ FINANCE ARUBA AEC                                            6.75       07/15/2013         1,122,827
              855,000    VALE OVERSEAS LIMITED                                            6.25       01/23/2017           915,740
            1,010,000    VALE OVERSEAS LIMITED                                            6.88       11/21/2036         1,030,611
              250,000    VODAFONE GROUP PLC                                               4.15       06/10/2014           261,247
              180,000    VODAFONE GROUP PLC                                               4.63       07/15/2018           181,315
            1,000,000    VODAFONE GROUP PLC                                               5.00       12/16/2013         1,080,383
               75,000    VODAFONE GROUP PLC                                               5.38       01/30/2015            81,558
              400,000    VODAFONE GROUP PLC<<                                             6.15       02/27/2037           426,433
              250,000    VODAFONE GROUP PLC                                               7.88       02/15/2030           310,535
              100,000    WEATHERFORD INTERNATIONAL LTD                                    6.00       03/15/2018           104,976
              300,000    WEATHERFORD INTERNATIONAL LTD                                    6.50       08/01/2036           296,225
               50,000    WEATHERFORD INTERNATIONAL LTD                                    7.00       03/15/2038            51,885
              500,000    WEATHERFORD INTERNATIONAL LTD                                    9.63       03/01/2019           624,668
              100,000    XL CAPITAL LIMITED                                               5.25       09/15/2014           100,504
              100,000    XL CAPITAL LIMITED                                               6.25       05/15/2027            89,186

TOTAL FOREIGN CORPORATE BONDS (COST $54,794,583)                                                                       58,362,277
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FOREIGN GOVERNMENT BONDS@: 24.69%
$             600,000    AUSTRALIA COMMONWEALTH (AUD)                                     6.25%      06/15/2014    $      578,149
              600,000    AUSTRALIA COMMONWEALTH (AUD)                                     6.50       05/15/2013           578,259
            1,000,000    AUSTRALIA GOVERNMENT BOND SERIES 122 (AUD)                       5.25       03/15/2019           916,496
              400,000    AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                       6.00       02/15/2017           384,546
              748,000    AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                       5.75       06/15/2011           699,638
            1,000,000    BELGIUM (KINGDOM) (EUR)                                          3.25       09/28/2016         1,524,225
            1,800,000    BELGIUM (KINGDOM) (EUR)                                          4.00       03/28/2014         2,876,203
              500,000    BELGIUM (KINGDOM) (EUR)                                          4.00       03/28/2022           761,211
            2,000,000    BELGIUM (KINGDOM) (EUR)                                          5.00       09/28/2012         3,269,537
              385,000    BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                          5.50       03/28/2028           668,373
              700,000    BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                          5.50       09/28/2017         1,212,007
            1,000,000    BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                          4.25       09/28/2014         1,615,894
              680,000    BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                          5.00       03/28/2035         1,118,198
            1,050,000    BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                          4.00       03/28/2017         1,658,724
              500,000    BELGIUM KINGDOM SERIES 56 (EUR)                                  3.50       03/28/2015           780,221
            1,000,000    BONOS Y OBLIGACIONES DEL ESTADO (EUR)                            4.25       01/31/2014         1,606,290
            1,500,000    BONOS Y OBLIGACIONES DEL ESTADO (EUR)                            4.60       07/30/2019         2,412,273
              400,000    BOUNI POLIENNALI DEL TES (EUR)                                   4.50       08/01/2018           639,018
            2,000,000    BUNDESOBLIGATION (EUR)                                           3.50       04/08/2011         3,103,736
            1,000,000    BUNDESOBLIGATION (EUR)                                           3.50       10/14/2011         1,565,082
            1,000,000    BUNDESREPUB DEUTSCHLAND (EUR)                                    3.50       07/04/2019         1,550,126
            1,500,000    BUNDESREPUB DEUTSCHLAND (EUR)                                    4.00       10/11/2013         2,421,139
            1,500,000    BUNDESREPUB DEUTSCHLAND (EUR)                                    4.25       07/04/2017         2,467,852
            1,500,000    BUNDESREPUBLIK DEUTSCHLAND (EUR)                                 4.25       07/04/2014         2,451,185
              500,000    BUNDESREPUBLIK DEUTSCHLAND (EUR)                                 6.50       07/04/2027           996,279
            1,495,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                       5.25       01/04/2011         2,351,650
              700,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                       5.50       01/04/2031         1,272,844
              750,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                       6.25       01/04/2030         1,475,004
            1,550,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 01 (EUR)                       5.00       07/04/2011         2,469,050
            1,400,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                       5.00       01/04/2012         2,260,003
            1,000,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                       5.00       07/04/2012         1,632,066
            2,140,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                       4.25       01/04/2014         3,484,202
            2,200,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                       4.50       01/04/2013         3,574,557
              660,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                       4.75       07/04/2034         1,108,817
            1,600,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                       3.75       01/04/2015         2,564,385
            1,000,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                       3.50       01/04/2016         1,581,959
            1,100,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                       4.00       01/04/2037         1,667,761
            1,200,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                       4.00       07/04/2016         1,947,344
            1,100,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 07 (EUR)                       4.25       07/04/2039         1,756,177
            1,700,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                       4.25       07/04/2018         2,794,754
            1,500,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 09 (EUR)                       3.75       01/04/2019         2,375,709
              655,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                       6.25       01/04/2024         1,263,208
              700,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                       5.63       01/04/2028         1,277,448
            2,000,000    BUNDESSCHATZANWEISUNGEN (EUR)                                    1.25       09/16/2011         3,007,427
            1,000,000    BUONI POLIENNALI DEL TES (EUR)                                   2.50       07/01/2012         1,518,178
            2,000,000    BUONI POLIENNALI DEL TES (EUR)                                   4.25       09/01/2019         3,101,964
            1,100,000    CANADIAN GOVERNMENT BOND (CAD)                                   1.00       09/01/2011         1,043,562
            1,800,000    CANADIAN GOVERNMENT BOND (CAD)                                   1.25       06/01/2011         1,717,743
              600,000    CANADIAN GOVERNMENT BOND (CAD)                                   2.00       12/01/2014           558,727
            1,500,000    CANADIAN GOVERNMENT BOND (CAD)                                   3.00       06/01/2014         1,466,885
            1,000,000    CANADIAN GOVERNMENT BOND (CAD)                                   3.75       06/01/2019           988,725
            1,300,000    CANADIAN GOVERNMENT BOND (CAD)                                   4.00       06/01/2016         1,327,308
              300,000    CANADIAN GOVERNMENT BOND (CAD)                                   4.00       06/01/2041           292,956
              500,000    CANADIAN GOVERNMENT BOND (CAD)                                   4.25       06/01/2018           515,951
              700,000    CANADIAN GOVERNMENT BOND (CAD)                                   5.00       06/01/2037           794,249
            1,000,000    CANADIAN GOVERNMENT BOND (CAD)                                   5.25       06/01/2013         1,054,700
              500,000    CANADIAN GOVERNMENT BOND (CAD)                                   5.75       06/01/2029           590,283
              600,000    CANADIAN GOVERNMENT BOND (CAD)                                   5.75       06/01/2033           725,884
            1,000,000    CANADIAN GOVERNMENT BOND (CAD)                                   6.00       06/01/2011         1,021,177
               95,000    CANADIAN GOVERNMENT BOND (CAD)                                   8.00       06/01/2023           130,697
              593,000    CANADIAN GOVERNMENT BOND (CAD)                                   8.00       06/01/2027           850,079
            2,925,000    DENMARK GOVERNMENT BOND (DKK)                                    4.00       11/15/2015           623,797
            1,500,000    DENMARK GOVERNMENT BOND (DKK)                                    4.00       11/15/2017           317,185

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FOREIGN GOVERNMENT BONDS (continued)
$           3,500,000    DENMARK GOVERNMENT BOND (DKK)                                    4.00%      11/15/2019    $      731,510
            3,500,000    DENMARK GOVERNMENT BOND (DKK)                                    4.50       11/15/2039           758,240
            4,000,000    DENMARK GOVERNMENT BOND (DKK)                                    5.00       11/15/2013           882,936
            3,450,000    DENMARK GOVERNMENT BOND (DKK)                                    6.00       11/15/2011           754,235
              500,000    DENMARK GOVERNMENT BOND (DKK)                                    7.00       11/10/2024           137,201
            1,000,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 3.00       07/12/2014         1,541,342
            1,500,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 3.50       07/12/2011         2,336,181
              500,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 3.75       10/25/2019           768,396
            1,000,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 3.75       04/25/2021         1,523,098
            1,500,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.00       04/25/2013         2,403,435
            1,500,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.00       10/25/2013         2,408,548
            2,700,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.00       04/25/2014         4,335,508
            2,000,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.00       10/25/2014         3,214,941
              500,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.00       04/25/2055           744,972
              700,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.25       10/25/2018         1,130,243
            2,250,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.25       04/25/2019         3,626,336
              350,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.50       04/25/2041           564,107
            2,100,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.75       10/25/2012         3,419,897
            1,900,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 4.75       04/25/2035         3,158,155
            2,000,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 5.00       10/25/2011         3,210,887
            2,000,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 5.00       04/25/2012         3,250,588
              800,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 5.00       10/25/2016         1,357,618
            1,800,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 5.50       04/25/2029         3,224,161
            1,600,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 6.00       10/25/2025         2,995,054
            1,900,000    FRANCE GOVERNMENT BOND OAT (EUR)                                 8.50       10/25/2019         4,084,678
            1,000,000    FRANCE GOVERNMENT TREASURY BILL  (EUR)                           4.25       10/25/2017         1,621,794
              350,000    FRANCE TELECOM SA (EUR)                                          5.38       07/08/2019           380,148
            1,200,000    FRENCH TREASURY NOTE SERIES 5 (EUR)                              3.75       01/12/2013         1,905,378
            1,500,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          3.75       02/01/2011         2,319,671
            2,000,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          3.75       09/15/2011         3,116,049
            1,700,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          3.75       12/15/2013         2,663,133
            1,000,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          3.75       08/01/2015         1,563,130
            1,425,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          3.75       08/01/2016         2,214,686
            1,500,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.00       02/01/2037         2,001,936
            1,300,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.25       08/01/2014         2,084,187
            2,300,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.25       02/01/2015         3,682,781
            3,250,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.25       02/01/2019         5,084,466
            1,000,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.50       02/01/2018         1,608,552
            1,000,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.50       03/01/2019         1,589,677
              800,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.50       02/01/2020         1,258,552
            1,900,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.75       02/01/2013         3,075,391
            2,000,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          4.75       08/01/2023         3,141,095
            1,317,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          5.00       02/01/2012         2,112,688
              700,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          5.00       08/01/2034         1,088,914
            1,400,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          5.00       08/01/2039         2,181,024
            2,000,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          5.25       08/01/2011         3,187,012
            1,700,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          5.25       11/01/2029         2,753,938
            1,475,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          6.00       05/01/2031         2,586,141
            1,500,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          6.50       11/01/2027         2,767,411
              230,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                          9.00       11/01/2023           513,369
          120,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 54 (JPY)                  1.10       03/20/2011         1,404,426
          550,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 55 (JPY)                  1.40       03/20/2011         6,460,833
          650,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 58 (JPY)                  1.50       06/20/2011         7,669,143
          500,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 60 (JPY)                  1.20       09/20/2011         5,884,764
          500,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 69 (JPY)                  0.90       12/20/2012         5,886,332
           75,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 79 (JPY)                  0.70       12/20/2013           876,644
          150,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 81 (JPY)                  0.80       03/20/2014         1,760,081
           75,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 82 (JPY)                  0.90       03/20/2014           883,355
          150,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 83 (JPY)                  0.90       06/20/2014         1,765,867
          500,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 84 (JPY)                  0.70       06/20/2014         5,834,301
          200,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 85 (JPY)                  0.70       09/20/2014         2,331,134
          550,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                  1.80       12/20/2010         6,469,754
          470,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                  1.50       12/20/2011         5,577,623

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FOREIGN GOVERNMENT BONDS (continued)
$         400,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                  1.50%      03/20/2012    $    4,759,417
          500,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                  1.30       06/20/2012         5,934,648
          410,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                  1.10       09/20/2012         4,849,417
          570,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                  0.70       03/20/2013         6,670,167
          700,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                  1.60       09/20/2013         8,463,918
          400,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 256 (JPY)                  1.40       12/20/2013         4,803,267
          500,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                  1.50       03/20/2014         6,033,972
          500,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 261 (JPY)                  1.80       06/20/2014         6,117,162
          250,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 264 (JPY)                  1.50       09/20/2014         3,021,931
          350,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                  1.50       12/20/2014         4,231,153
          300,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                  1.30       03/20/2015         3,592,510
          500,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 276 (JPY)                  1.60       12/20/2015         6,092,029
          370,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                  1.60       03/20/2016         4,508,735
          400,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 280 (JPY)                  1.90       06/20/2016         4,962,476
          480,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                  1.70       12/20/2016         5,883,160
          650,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                  1.70       03/20/2017         7,961,868
          240,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                  1.50       12/20/2017         2,887,708
          200,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 292 (JPY)                  1.70       03/20/2018         2,438,223
          500,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                  1.80       06/20/2018         6,131,357
          400,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 296 (JPY)                  1.50       09/20/2018         4,780,051
          300,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 298 (JPY)                  1.30       12/20/2018         3,516,247
          300,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 299 (JPY)                  1.30       03/20/2019         3,511,624
          170,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 301 (JPY)                  1.50       06/20/2019         2,015,210
          150,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 302 (JPY)                  1.40       06/20/2019         1,762,538
          120,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 303 (JPY)                  1.40       09/20/2019         1,397,767
           80,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 304 (JPY)                  1.30       09/20/2019           928,465
          140,000,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                2.30       03/20/2035         1,671,395
          190,000,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                2.30       12/20/2036         2,265,675
           60,000,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                2.40       03/20/2037           729,639
          100,000,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 27 (JPY)                2.50       09/20/2037         1,242,601
          150,000,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 28 (JPY)                2.50       03/20/2038         1,860,661
          200,000,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 3 (JPY)                 2.30       05/20/2030         2,409,607
          150,000,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 30 (JPY)                2.30       03/20/2039         1,786,747
          250,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 100 (JPY)               2.20       03/20/2028         2,999,063
          200,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 105 (JPY)               2.10       09/20/2028         2,352,996
          200,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 110 (JPY)               2.10       03/20/2029         2,346,453
          280,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 112 (JPY)               2.10       06/20/2029         3,285,902
          300,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                3.70       09/21/2015         4,068,120
          600,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                1.50       03/20/2019         7,132,851
          300,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 50 (JPY)                1.90       03/22/2021         3,627,536
          135,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                2.40       06/20/2024         1,691,372
          230,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                2.00       12/20/2024         2,735,789
          150,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 84 (JPY)                2.00       12/20/2025         1,764,241
          150,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                2.20       09/20/2026         1,809,371
          230,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                2.10       12/20/2026         2,727,865
          520,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                2.00       03/20/2027         6,105,224
          200,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 99 (JPY)                2.10       12/20/2027         2,363,688
          500,000,000    JAPAN GOVERNMENT TWO YEAR BOND  (JPY)                            0.30       07/15/2011         5,792,411
          500,000,000    JAPAN GOVERNMENT TWO YEAR BOND (JPY)                             0.40       04/15/2011         5,799,890
            1,000,000    NETHERLANDS GOVERNMENT BOND (EUR)                                2.50       01/15/2012         1,535,922
            2,200,000    NETHERLANDS GOVERNMENT BOND (EUR)                                2.75       01/15/2015         3,338,283
            1,500,000    NETHERLANDS GOVERNMENT BOND (EUR)                                3.75       07/15/2014         2,386,655
              500,000    NETHERLANDS GOVERNMENT BOND (EUR)                                3.75       01/15/2023           749,612
              850,000    NETHERLANDS GOVERNMENT BOND (EUR)                                4.00       07/15/2016         1,359,866
            1,000,000    NETHERLANDS GOVERNMENT BOND (EUR)                                4.00       07/15/2018         1,583,160
              453,000    NETHERLANDS GOVERNMENT BOND (EUR)                                4.00       01/15/2037           677,006
              410,000    NETHERLANDS GOVERNMENT BOND (EUR)                                5.50       01/15/2028           730,834
               85,000    NETHERLANDS GOVERNMENT BOND (EUR)                                7.50       01/15/2023           176,782
            1,000,000    SPAIN GOVERNMENT BOND (EUR)                                      2.75       04/30/2012         1,541,552
              350,000    SPAIN GOVERNMENT BOND (EUR)                                      4.20       01/31/2037           500,369
              752,000    SPAIN GOVERNMENT BOND (EUR)                                      4.40       01/31/2015         1,220,313
            2,000,000    SPAIN GOVERNMENT BOND (EUR)                                      4.75       07/30/2014         3,295,124
              800,000    SPAIN GOVERNMENT BOND (EUR)                                      4.90       07/30/2040         1,277,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FOREIGN GOVERNMENT BONDS (continued)
$           1,050,000    SPAIN GOVERNMENT BOND (EUR)                                      5.00%      07/30/2012    $    1,709,002
            2,000,000    SPAIN GOVERNMENT BOND (EUR)                                      5.35       10/31/2011         3,226,233
            1,100,000    SPAIN GOVERNMENT BOND (EUR)                                      5.50       07/30/2017         1,894,639
            1,250,000    SPAIN GOVERNMENT BOND (EUR)                                      5.75       07/30/2032         2,207,712
              500,000    SPAIN GOVERNMENT BOND (EUR)                                      6.00       01/31/2029           902,064
              650,000    SPAIN GOVERNMENT BOND (EUR)                                      6.15       01/31/2013         1,098,283
            5,300,000    SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                         6.75       05/05/2014           897,151
            1,520,000    SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                         5.25       03/15/2011           231,137
            1,640,000    SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                         5.00       12/01/2020           271,972
            3,500,000    SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                         3.00       07/12/2016           504,822
            9,000,000    SWEDEN GOVERNMENT BOND SERIES 1052 (SEK)                         4.25       03/12/2019         1,397,879
            1,000,000    UNITED KINGDOM GILT (GBP)                                        2.25       03/07/2014         1,631,346
            1,000,000    UNITED KINGDOM GILT (GBP)                                        3.25       12/07/2011         1,713,568
              500,000    UNITED KINGDOM GILT (GBP)                                        3.75       09/07/2019           830,685
            1,000,000    UNITED KINGDOM GILT (GBP)                                        4.00       09/07/2016         1,741,354
              500,000    UNITED KINGDOM GILT (GBP)                                        4.00       01/22/2060           821,563
            1,000,000    UNITED KINGDOM GILT (GBP)                                        4.25       03/07/2011         1,718,948
            1,400,000    UNITED KINGDOM GILT (GBP)                                        4.25       12/07/2027         2,360,603
            1,050,000    UNITED KINGDOM GILT (GBP)                                        4.25       06/07/2032         1,769,934
              500,000    UNITED KINGDOM GILT (GBP)                                        4.25       03/07/2036           838,713
              500,000    UNITED KINGDOM GILT (GBP)                                        4.25       09/07/2039           843,385
            1,600,000    UNITED KINGDOM GILT (GBP)                                        4.25       12/07/2046         2,736,393
              600,000    UNITED KINGDOM GILT (GBP)                                        4.25       12/07/2049         1,030,441
              575,000    UNITED KINGDOM GILT (GBP)                                        4.25       12/07/2055           992,992
              800,000    UNITED KINGDOM GILT (GBP)                                        4.50       03/07/2013         1,418,247
            1,500,000    UNITED KINGDOM GILT (GBP)                                        4.50       03/07/2019         2,657,165
              500,000    UNITED KINGDOM GILT (GBP)                                        4.50       12/07/2042           885,697
            1,275,000    UNITED KINGDOM GILT (GBP)                                        4.75       09/07/2015         2,312,097
              600,000    UNITED KINGDOM GILT (GBP)                                        4.75       03/07/2020         1,079,054
              750,000    UNITED KINGDOM GILT (GBP)                                        4.75       12/07/2030         1,343,512
            1,100,000    UNITED KINGDOM GILT (GBP)                                        4.75       12/07/2038         2,011,381
            1,000,000    UNITED KINGDOM GILT (GBP)                                        5.00       03/07/2012         1,777,365
            1,585,000    UNITED KINGDOM GILT (GBP)                                        5.00       09/07/2014         2,887,031
            2,000,000    UNITED KINGDOM GILT (GBP)                                        5.00       03/07/2018         3,697,558
            1,000,000    UNITED KINGDOM GILT (GBP)                                        5.25       06/07/2012         1,792,286
            1,500,000    UNITED KINGDOM GILT (GBP)                                        6.00       12/07/2028         3,111,706
              100,000    UNITED KINGDOM GILT (GBP)                                        8.00       12/07/2015           210,750
            1,600,000    UNITED KINGDOM GILT (GBP)                                        8.00       06/07/2021         3,698,920
              200,000    UNITED KINGDOM GILT (GBP)                                        8.75       08/25/2017           454,330
              300,000    UNITED KINGDOM GILT (GBP)                                        9.00       07/12/2011           557,141

TOTAL FOREIGN GOVERNMENT BONDS (COST $474,885,824)                                                                    527,688,416
                                                                                                                   --------------

AGENCY NOTES - INTEREST BEARING: 6.68%

FEDERAL FARM CREDIT BANK: 0.15%
              250,000    FFCB                                                             1.13       10/03/2011           251,346
              250,000    FFCB                                                             1.88       12/07/2012           253,586
            2,600,000    FFCB                                                             2.63       04/17/2014         2,660,720

                                                                                                                        3,165,652
                                                                                                                   --------------

FEDERAL HOME LOAN BANK: 0.54%
            1,000,000    FHLB                                                             1.25       09/28/2011         1,000,653
              100,000    FHLB                                                             1.25       10/19/2011           100,139
            1,000,000    FHLB                                                             1.38       09/28/2011         1,000,694
              750,000    FHLB                                                             1.63       11/21/2012           756,742
              500,000    FHLB                                                             2.00       09/24/2012           502,141
            1,500,000    FHLB                                                             3.38       02/27/2013         1,591,400
            1,000,000    FHLB                                                             4.88       09/08/2017         1,081,273
            1,000,000    FHLB                                                             5.00       11/17/2017         1,111,653
              100,000    FHLB                                                             5.13       08/14/2013           112,329
            1,200,000    FHLB                                                             5.38       08/19/2011         1,293,744

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FEDERAL HOME LOAN BANK (continued)
$             100,000    FHLB                                                             5.38%      09/30/2022    $      111,734
              800,000    FHLB # 363                                                       4.50       11/15/2012           874,011
              400,000    FHLB # 467                                                       5.25       06/18/2014           455,522
            1,250,000    FHLB # 656<<                                                     5.38       05/18/2016         1,432,481

                                                                                                                       11,424,516
                                                                                                                   --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.74%
              600,000    FHLMC                                                            1.38       05/16/2011           607,439
            2,500,000    FHLMC                                                            1.63       07/27/2011         2,541,158
              300,000    FHLMC                                                            1.88       06/20/2012           305,927
              600,000    FHLMC                                                            2.00       04/27/2012           609,001
              250,000    FHLMC                                                            2.00       06/15/2012           251,892
              500,000    FHLMC                                                            2.50       04/08/2013           508,840
              800,000    FHLMC                                                            2.50       01/07/2014           819,027
            2,850,000    FHLMC                                                            2.50       04/23/2014         2,899,388
            1,000,000    FHLMC                                                            3.00       07/28/2014         1,035,582
            3,000,000    FHLMC                                                            3.25       02/25/2011         3,097,977
            3,000,000    FHLMC                                                            3.63       09/16/2011         3,158,658
            2,000,000    FHLMC                                                            3.75       06/28/2013         2,146,304
              900,000    FHLMC                                                            3.75       03/27/2019           916,413
            7,500,000    FHLMC%%                                                          4.00           TBA            7,701,563
            2,000,000    FHLMC                                                            4.75       11/17/2015         2,229,212
              700,000    FHLMC                                                            4.88       06/13/2018           773,286
            2,000,000    FHLMC%%                                                          5.00           TBA            7,701,563
            1,000,000    FHLMC                                                            5.13       04/18/2011         1,063,822
            1,200,000    FHLMC                                                            5.13       07/15/2012         1,323,470
              650,000    FHLMC                                                            5.25       04/18/2016           737,259
            1,500,000    FHLMC<<                                                          5.50       08/13/2014         1,727,333
              650,000    FHLMC                                                            5.50       07/18/2016           749,677
              250,000    FHLMC                                                            5.50       07/15/2036           266,982
              150,000    FHLMC                                                            5.55       10/04/2016           160,931
            1,000,000    FHLMC                                                            6.00       06/15/2011         1,082,987
            1,000,000    FHLMC                                                            6.00       04/16/2037         1,025,938
              200,000    FHLMC                                                            6.25       07/15/2032           245,561
              300,000    FHLMC                                                            6.75       03/15/2031           382,491
            2,439,284    FHLMC # A77194                                                   5.50       05/01/2038         2,599,891
            2,015,124    FHLMC # A85718                                                   4.00       04/01/2039         2,023,232
            2,998,653    FHLMC # A87994                                                   5.00       08/01/2039         3,147,941
           19,899,368    FHLMC # A87997                                                   5.00       08/01/2039        20,890,060
            5,034,088    FHLMC # A88483                                                   5.00       09/01/2039         5,284,710
            4,992,011    FHLMC # A88958                                                   4.50       09/01/2039         5,125,099
            3,894,819    FHLMC # G04162                                                   5.50       04/01/2038         4,151,262
              215,003    FHLMC # G05411                                                   6.50       01/01/2039           232,384
            2,285,801    FHLMC # G05669                                                   6.50       04/01/2039         2,470,590
            4,259,015    FHLMC # G05680                                                   6.50       04/01/2039         4,603,323
              998,374    FHLMC # G08368                                                   4.50       10/01/2039         1,024,991
               96,367    FHLMC # G13232                                                   5.00       06/01/2023           102,491
               25,260    FHLMC # J09641                                                   5.00       04/01/2024            26,862
               60,661    FHLMC # J10539                                                   5.00       08/01/2024            64,509
            1,982,202    FHLMC # J10575                                                   4.50       08/01/2024         2,078,319
              954,130    FHLMC # J10903                                                   5.00       10/01/2024         1,014,667
              450,000    FHMLC                                                            1.75       06/15/2012           457,565

                                                                                                                      101,367,577
                                                                                                                   --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.25%
            3,325,000    FNMA                                                             1.38       04/28/2011         3,364,558
              500,000    FNMA                                                             1.75       04/15/2011           502,044
            3,000,000    FNMA<<                                                           1.75       08/10/2012         3,046,683
              350,000    FNMA                                                             1.88       04/20/2012           357,209
              750,000    FNMA                                                             2.00       04/01/2011           754,362

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$             250,000    FNMA                                                             2.15%      04/13/2012    $      251,607
            2,500,000    FNMA                                                             2.50       05/15/2014         2,551,950
            1,000,000    FNMA                                                             3.63       08/15/2011         1,050,394
            1,500,000    FNMA                                                             4.38       09/15/2012         1,629,690
            3,500,000    FNMA                                                             4.38       03/15/2013         3,826,589
              950,000    FNMA                                                             4.88       12/15/2016         1,061,727
              500,000    FNMA                                                             5.00       02/13/2017           561,163
            1,200,000    FNMA<<                                                           5.00       05/11/2017         1,348,915
            1,200,000    FNMA                                                             5.25       08/01/2012         1,292,460
            1,000,000    FNMA                                                             5.38       04/11/2022         1,062,884
              200,000    FNMA                                                             5.45       10/18/2021           221,401
               75,000    FNMA                                                             5.63       11/15/2021            80,289
              150,000    FNMA                                                             5.63       07/15/2037           167,215
              200,000    FNMA                                                             6.21       08/06/2038           236,844
            1,300,000    FNMA                                                             6.63       11/15/2030         1,629,345
            1,300,000    FNMA                                                             7.25       05/15/2030         1,737,863

                                                                                                                       26,735,192
                                                                                                                   --------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $133,494,427)                                                             142,692,937
                                                                                                                   --------------

AGENCY SECURITIES: 23.02%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.95%
              400,000    FHLMC                                                            1.13       12/15/2011           402,315
              150,000    FHLMC                                                            2.00       09/25/2012           150,651
              500,000    FHLMC                                                            2.00       10/01/2012           502,279
            1,000,000    FHLMC                                                            2.00       11/05/2012         1,005,562
            4,000,000    FHLMC                                                            2.13       03/23/2012         4,099,056
           15,000,000    FHLMC%%                                                          4.50           TBA           15,377,340
            5,000,000    FHLMC                                                            4.75       01/18/2011         5,242,660
              800,000    FHLMC                                                            4.88       11/15/2013           893,150
            2,000,000    FHLMC%%                                                          5.00           TBA            2,125,000
            2,000,000    FHLMC                                                            5.50       08/23/2017         2,311,894
            2,000,000    FHLMC%%                                                          5.50           TBA            2,140,624
            2,668,419    FHLMC #1J1139+/-                                                 4.73       06/01/2038         2,805,556
              803,072    FHLMC #1J1368+/-                                                 5.80       10/01/2036           849,332
            2,783,041    FHLMC #1Q0612+/-                                                 5.51       08/01/2038         2,946,508
              513,437    FHLMC #783191+/-                                                 5.65       04/01/2037           543,375
            5,372,552    FHLMC #A11964                                                    5.00       08/01/2033         5,655,135
            1,124,064    FHLMC #A15183                                                    6.00       11/01/2033         1,215,547
              839,125    FHLMC #A15966                                                    5.00       11/01/2033           883,261
            1,182,659    FHLMC #A16693                                                    5.50       12/01/2033         1,265,214
              905,642    FHLMC #A19717                                                    5.00       03/01/2034           952,711
            1,739,670    FHLMC #A24888                                                    6.00       07/01/2034         1,879,082
            2,057,717    FHLMC #A29757                                                    5.50       01/01/2035         2,197,819
            1,430,187    FHLMC #A35253                                                    5.50       06/01/2035         1,527,563
            2,746,879    FHLMC #A35743                                                    5.00       07/01/2035         2,886,208
              959,938    FHLMC #A36541                                                    5.00       08/01/2035         1,008,628
            1,095,759    FHLMC #A41694                                                    5.50       01/01/2036         1,170,364
            2,712,377    FHLMC #A43030                                                    6.00       02/01/2036         2,917,871
            2,454,736    FHLMC #A47041                                                    5.00       09/01/2035         2,579,246
              578,314    FHLMC #A54804                                                    6.50       06/01/2036           625,189
              712,487    FHLMC #A55537                                                    5.00       12/01/2036           748,069
            1,351,311    FHLMC #A56988                                                    5.50       02/01/2037         1,440,360
            2,211,997    FHLMC #A58420                                                    5.50       03/01/2037         2,357,764
              942,733    FHLMC #A75076                                                    6.50       03/01/2038         1,018,946
              720,252    FHLMC #A80659                                                    5.00       02/01/2037           756,222
            1,168,429    FHLMC #A80882                                                    6.00       08/01/2038         1,254,877
            2,384,401    FHLMC #A80985                                                    6.00       08/01/2038         2,560,814
              795,073    FHLMC #A81606                                                    6.00       09/01/2038           853,898
            1,982,863    FHLMC #A86314                                                    4.00       05/01/2039         1,990,841

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$             495,921    FHLMC #A86755                                                    4.00%      06/01/2039    $      497,916
            7,924,251    FHLMC #A86951                                                    4.50       06/01/2039         8,135,512
              589,566    FHLMC #C03063                                                    6.50       10/01/2037           637,228
            3,516,642    FHLMC #E01425                                                    4.50       08/01/2018         3,753,430
                4,139    FHLMC #E63170                                                    6.00       03/01/2011             4,458
              336,826    FHLMC #E95352                                                    4.50       04/01/2018           357,895
            1,373,104    FHLMC #G01740                                                    5.50       12/01/2034         1,467,881
              975,552    FHLMC #G02074                                                    5.50       02/01/2036         1,041,973
              414,049    FHLMC #G02184                                                    5.00       04/01/2036           435,051
            1,047,880    FHLMC #G02386                                                    6.00       11/01/2036         1,127,269
              421,261    FHLMC #G02422                                                    6.00       12/01/2036           453,176
            1,658,490    FHLMC #G02478                                                    5.50       12/01/2036         1,769,078
              716,002    FHLMC #G03303                                                    4.50       09/01/2035           737,105
            3,838,426    FHLMC #G03616                                                    6.00       12/01/2037         4,126,832
              785,043    FHLMC #G04173                                                    6.50       12/01/2037           848,507
            1,665,821    FHLMC #G04378                                                    6.50       03/01/2038         1,800,489
            2,224,693    FHLMC #G04385                                                    5.50       07/01/2038         2,371,171
            3,017,582    FHLMC #G04448                                                    5.50       07/01/2038         3,216,267
              241,440    FHLMC #G05204                                                    6.00       01/01/2036           261,090
              409,052    FHLMC #G08190                                                    4.50       01/01/2037           419,999
              320,102    FHLMC #G08192                                                    5.50       04/01/2037           341,196
              733,189    FHLMC #G11950                                                    4.50       10/01/2018           779,052
              267,062    FHLMC #G12697                                                    5.50       05/01/2022           286,260
               35,189    FHLMC #G12741                                                    6.00       08/01/2022            37,933
              633,482    FHLMC #G13032                                                    6.00       09/01/2022           682,880
            1,329,899    FHLMC #G13151                                                    6.00       03/01/2023         1,433,603
              425,969    FHLMC #G13223                                                    4.00       05/01/2023           438,304
              508,991    FHLMC #G18274                                                    6.00       09/01/2023           548,256
              677,366    FHLMC #G18280                                                    5.50       11/01/2023           726,021
              982,352    FHLMC #G18320                                                    4.00       08/01/2024         1,010,493
                8,014    FHLMC #J02886                                                    6.00       06/01/2021             8,661
              652,606    FHLMC #J04533                                                    6.00       03/01/2022           702,949
               13,685    FHLMC #J04871                                                    6.00       05/01/2022            14,741
              405,731    FHLMC #J05191                                                    6.00       07/01/2022           437,030
               24,569    FHLMC #J05194                                                    5.00       07/01/2022            26,151
              212,807    FHLMC #J05195                                                    5.00       07/01/2022           227,041
              630,645    FHLMC #J05228                                                    5.00       07/01/2022           671,250
              284,160    FHLMC #J05243                                                    5.00       07/01/2022           302,456
              249,006    FHLMC #J05408                                                    5.00       08/01/2022           265,038
              404,584    FHLMC #J05455                                                    5.00       09/01/2022           430,633
              537,781    FHLMC #J08096                                                    5.00       06/01/2023           571,955
               58,593    FHLMC #J08112                                                    5.00       06/01/2023            62,316
               56,795    FHLMC #J08719                                                    5.00       10/01/2023            60,404
            2,152,257    FHLMC #Z40003                                                    6.00       11/01/2036         2,311,976

                                                                                                                      126,979,857
                                                                                                                   --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.14%
              300,000    FNMA                                                             0.00       06/01/2017           225,599
              200,000    FNMA                                                             0.00       10/09/2019           115,039
              390,000    FNMA                                                             1.00       11/23/2011           391,833
              500,000    FNMA                                                             1.50       04/26/2012           501,600
              500,000    FNMA                                                             1.88       10/29/2012           503,394
              300,000    FNMA                                                             2.00       09/28/2012           302,697
              500,000    FNMA                                                             2.17       03/21/2013           503,841
              700,000    FNMA                                                             2.63       11/20/2014           712,683
              500,000    FNMA                                                             3.00       09/15/2014           505,315
            2,500,000    FNMA<<                                                           3.00       09/16/2014         2,595,133
              500,000    FNMA                                                             3.00       10/29/2014           504,709
            1,000,000    FNMA%%                                                           4.00           TBA            1,004,375
            6,000,000    FNMA%%                                                           4.50           TBA            1,004,375
            2,750,000    FNMA%%                                                           4.50           TBA            2,880,625
              600,000    FNMA                                                             4.63       10/15/2013           666,036

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$           1,500,000    FNMA                                                             5.00%      10/15/2011    $    1,618,904
            9,500,000    FNMA%%                                                           5.00           TBA            9,963,125
            1,500,000    FNMA                                                             5.38       06/12/2017         1,721,493
            1,000,000    FNMA                                                             6.00       05/15/2011         1,079,999
              700,000    FNMA                                                             6.13       03/15/2012           781,884
              500,000    FNMA                                                             7.13       01/15/2030           658,107
              319,623    FNMA #  830177                                                   6.00       11/01/2038           343,039
              369,913    FNMA #  884631                                                   6.50       06/01/2036           400,481
              488,000    FNMA #  888890                                                   6.50       10/01/2037           528,327
              354,451    FNMA #  899953                                                   6.00       12/01/2037           380,640
              114,748    FNMA #  900959                                                   6.50       09/01/2036           124,230
              194,092    FNMA #  922123                                                   6.50       04/01/2037           209,919
              999,003    FNMA #  930324                                                   6.00       12/01/2038         1,072,192
            2,200,012    FNMA #  931227                                                   4.50       05/01/2039         2,261,414
            1,958,374    FNMA #  931409                                                   4.00       06/01/2024         2,015,086
            6,771,725    FNMA #  933559                                                   5.50       02/01/2038         7,211,623
              493,776    FNMA #  934568                                                   6.00       09/01/2038           529,951
              372,274    FNMA #  934699                                                   6.00       12/01/2038           399,547
               12,506    FNMA #  937055                                                   6.50       05/01/2037            13,526
              485,579    FNMA #  945909                                                   6.00       08/01/2037           521,456
              373,218    FNMA #  946008                                                   6.00       09/01/2037           400,793
              428,313    FNMA #  946045                                                   6.00       09/01/2037           459,960
              979,649    FNMA #  947654                                                   6.00       10/01/2037         1,052,032
              342,514    FNMA #  947992                                                   6.00       11/01/2037           367,821
              312,762    FNMA #  948007                                                   6.50       10/01/2037           338,266
              394,927    FNMA #  949473                                                   6.00       09/01/2037           424,107
              335,799    FNMA #  950929                                                   6.00       11/01/2037           360,610
              663,748    FNMA #  953436                                                   6.50       11/01/2037           717,872
            6,941,748    FNMA #  955488                                                   6.50       10/01/2037         7,507,798
            3,150,606    FNMA #  963318                                                   5.00       05/01/2023         3,351,313
              407,914    FNMA #  964657                                                   6.00       08/01/2038           437,798
              223,825    FNMA #  964796                                                   6.00       08/01/2038           240,223
              432,482    FNMA #  965105                                                   6.00       09/01/2038           464,166
              359,357    FNMA #  965649                                                   6.00       01/01/2038           385,908
              353,591    FNMA #  968280                                                   6.00       02/01/2038           379,496
              427,409    FNMA #  969628                                                   6.00       01/01/2038           458,989
              471,287    FNMA #  969862                                                   6.00       05/01/2038           505,814
              479,917    FNMA #  970535                                                   5.50       10/01/2023           514,540
              102,225    FNMA #  971075                                                   5.50       02/01/2024           109,600
              260,840    FNMA #  972134                                                   6.50       01/01/2038           282,095
            1,732,718    FNMA #  975365                                                   5.00       06/01/2023         1,843,099
              457,764    FNMA #  983111                                                   5.50       09/01/2023           490,788
            1,997,499    FNMA #  985815                                                   6.00       07/01/2038         2,143,840
              368,967    FNMA #  986250                                                   6.00       07/01/2038           395,998
              159,120    FNMA #  987283                                                   6.50       07/01/2038           172,087
              330,038    FNMA #  988044                                                   6.00       08/01/2038           354,217
              328,074    FNMA #  988220                                                   6.50       09/01/2038           355,185
              621,128    FNMA #  988714                                                   6.00       10/01/2038           666,633
               29,466    FNMA #  988953                                                   5.50       08/01/2023            31,592
              498,999    FNMA #  990051                                                   6.00       09/01/2038           535,556
              998,865    FNMA #  990080                                                   6.00       08/01/2038         1,072,044
              380,389    FNMA #  990285                                                   6.00       10/01/2038           408,257
              736,336    FNMA #  990380                                                   6.50       09/01/2038           796,337
            1,230,746    FNMA #  990543                                                   6.00       09/01/2038         1,320,912
              387,182    FNMA #  990741                                                   6.00       09/01/2038           415,548
              312,159    FNMA #  991859                                                   6.00       10/01/2038           335,029
            5,821,208    FNMA #  992235                                                   6.00       11/01/2038         6,247,679
              323,001    FNMA #  992312                                                   6.00       10/01/2038           346,664
              820,528    FNMA #  992490                                                   5.50       11/01/2023           879,722
              440,665    FNMA #  992940                                                   6.00       11/01/2038           472,949
              426,827    FNMA #  993091                                                   6.00       01/01/2039           458,097
              311,451    FNMA #  993164                                                   6.00       11/01/2038           334,268
               39,363    FNMA #  994282                                                   5.50       11/01/2023            42,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$             404,193    FNMA #994339                                                     6.00%      01/01/2039    $      433,741
           18,388,885    FNMA #995119                                                     5.50       11/01/2038        19,583,444
            6,894,190    FNMA #995901                                                     4.50       07/01/2024         7,233,872
              362,970    FNMA #AA0731                                                     6.50       02/01/2039           392,510
              436,245    FNMA #AA0781                                                     6.00       04/01/2039           468,137
            4,478,747    FNMA #AA4662                                                     4.50       05/01/2039         4,603,749
            6,003,937    FNMA #AC1258                                                     4.00       08/01/2039         6,037,475
            3,986,136    FNMA #AC2968                                                     4.50       09/01/2039         4,097,390
           11,909,584    FNMA #735141                                                     5.50       01/01/2035        12,716,738
              461,057    FNMA #190360                                                     5.00       08/01/2035           484,515
            4,953,219    FNMA #190396                                                     4.50       06/01/2039         5,091,464
              900,061    FNMA #254950                                                     5.50       11/01/2033           961,484
              485,443    FNMA #255407                                                     5.00       09/01/2024           514,710
              494,661    FNMA #255857                                                     5.50       08/01/2025           531,287
              460,232    FNMA #256702                                                     4.50       03/01/2022           483,771
              217,306    FNMA #256758                                                     4.50       05/01/2022           228,285
              422,051    FNMA #256851                                                     7.00       08/01/2037           464,615
              240,996    FNMA #535733                                                     6.50       08/01/2015           260,758
              761,148    FNMA #545414                                                     5.50       01/01/2017           824,069
              602,198    FNMA #725690                                                     6.00       08/01/2034           650,174
              409,947    FNMA #725773                                                     5.50       09/01/2034           437,731
            1,031,220    FNMA #729333                                                     5.50       07/01/2033         1,101,593
              723,964    FNMA #745627+/-                                                  5.50       04/01/2036           761,075
              141,011    FNMA #753669                                                     6.00       11/01/2033           152,465
            1,437,434    FNMA #767097                                                     4.00       06/01/2019         1,501,520
              785,575    FNMA #775199+/-                                                  4.27       05/01/2034           818,964
              766,142    FNMA #776966                                                     5.00       04/01/2034           806,320
            2,248,442    FNMA #777075                                                     5.00       04/01/2034         2,366,353
              464,503    FNMA #779510                                                     5.00       06/01/2019           496,951
            2,339,302    FNMA #793607                                                     5.00       09/01/2019         2,502,712
              565,571    FNMA #793675                                                     6.00       09/01/2034           610,629
              587,676    FNMA #794514                                                     5.00       10/01/2019           628,727
              454,825    FNMA #795047                                                     5.50       10/01/2034           485,651
              465,451    FNMA #796334                                                     6.00       10/01/2034           502,532
              665,685    FNMA #804666                                                     6.00       11/01/2034           718,719
            1,810,794    FNMA #805412                                                     5.50       01/01/2035         1,932,386
              586,112    FNMA #811460                                                     5.00       06/01/2020           626,505
              382,176    FNMA #812338                                                     6.00       03/01/2035           411,668
               84,090    FNMA #821030                                                     4.50       05/01/2035            86,753
              160,779    FNMA #822651                                                     4.50       04/01/2035           165,869
            2,471,371    FNMA #824601                                                     5.50       12/01/2034         2,638,864
            3,723,519    FNMA #826590                                                     5.00       06/01/2035         3,912,967
              483,516    FNMA #828346                                                     5.00       07/01/2035           508,117
              146,769    FNMA #828698                                                     5.00       07/01/2035           154,237
              529,387    FNMA #829190                                                     5.00       07/01/2035           556,322
              521,380    FNMA #830957                                                     5.50       08/01/2035           556,390
              458,224    FNMA #831406                                                     6.00       03/01/2036           492,725
              661,776    FNMA #831625                                                     7.00       06/01/2036           729,453
              806,286    FNMA #831697                                                     6.00       09/01/2036           866,994
               41,384    FNMA #832199                                                     4.50       07/01/2035            42,694
            1,183,144    FNMA #834657                                                     5.50       08/01/2035         1,262,591
            2,004,848    FNMA #835284                                                     5.50       09/01/2035         2,139,470
            2,489,878    FNMA #835331                                                     5.50       08/01/2035         2,657,070
              289,397    FNMA #836068                                                     4.50       10/01/2020           305,735
              479,246    FNMA #836958                                                     4.50       10/01/2035           494,419
            2,449,857    FNMA #839064                                                     6.00       01/01/2036         2,638,908
            1,157,247    FNMA #843901                                                     4.50       09/01/2035         1,193,886
            4,236,671    FNMA #844158                                                     5.00       11/01/2035         4,452,228
            4,223,753    FNMA #844703                                                     5.50       12/01/2035         4,507,371
              187,492    FNMA #845782                                                     4.50       10/01/2020           198,078
              374,671    FNMA #847926                                                     4.50       12/01/2020           395,824
            1,102,967    FNMA #851264                                                     5.50       05/01/2021         1,184,495
            3,549,662    FNMA #865283                                                     5.50       02/01/2036         3,783,024

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$           1,081,345    FNMA #868424+/-                                                  5.76%      03/01/2036    $    1,146,517
              437,133    FNMA #878198                                                     5.50       09/01/2036           465,872
            1,328,129    FNMA #879094+/-                                                  5.34       05/01/2036         1,390,749
              813,696    FNMA #885593                                                     6.00       09/01/2036           874,961
              642,431    FNMA #888221                                                     5.50       03/01/2037           684,666
            3,271,053    FNMA #888645                                                     5.00       08/01/2037         3,435,763
              512,976    FNMA #888815                                                     4.50       11/01/2022           539,213
            1,969,483    FNMA #895995                                                     6.50       07/01/2036         2,132,234
              836,964    FNMA #897130                                                     6.50       09/01/2036           906,128
            2,182,876    FNMA #902738                                                     5.00       11/01/2036         2,292,915
              156,156    FNMA #904767+/-                                                  5.51       12/01/2036           165,636
            2,402,685    FNMA #907051+/-                                                  5.61       10/01/2037         2,544,543
              456,153    FNMA #907860+/-                                                  5.53       02/01/2037           482,061
              400,571    FNMA #908182                                                     5.50       12/01/2021           430,180
            1,258,409    FNMA #908249                                                     6.50       12/01/2036         1,362,400
              703,016    FNMA #909855                                                     5.50       02/01/2037           748,685
              826,993    FNMA #910093+/-                                                  5.75       03/01/2037           878,800
              181,082    FNMA #910535+/-                                                  5.58       01/01/2037           192,169
              363,865    FNMA #914224+/-                                                  5.45       03/01/2037           384,933
              369,792    FNMA #915356                                                     4.50       05/01/2023           388,243
              582,709    FNMA #917101                                                     5.00       05/01/2037           612,050
            1,482,605    FNMA #917882                                                     5.00       05/01/2037         1,557,260
              428,867    FNMA #918049                                                     6.50       05/01/2037           463,838
            1,507,845    FNMA #918506                                                     5.50       05/01/2037         1,605,796
            1,096,661    FNMA #918619                                                     5.50       06/01/2037         1,167,901
            3,011,692    FNMA #919640                                                     6.00       09/01/2037         3,234,216
              922,952    FNMA #922675+/-                                                  4.81       06/01/2035           964,450
            1,013,588    FNMA #928414                                                     6.50       06/01/2037         1,096,239
              736,424    FNMA #928433                                                     7.00       05/01/2037           810,693
              431,004    FNMA #928507                                                     6.50       06/01/2037           466,149
            2,417,523    FNMA #929723                                                     6.00       07/01/2038         2,594,635
            1,427,328    FNMA #929953                                                     5.50       09/01/2038         1,520,049
              990,875    FNMA #931011                                                     5.00       04/01/2024         1,055,138
            1,350,393    FNMA #933465                                                     5.50       02/01/2038         1,438,116
            3,757,674    FNMA #941164                                                     6.00       10/01/2037         4,035,316
              721,263    FNMA #945074                                                     7.00       08/01/2037           794,003
              488,453    FNMA #949594                                                     6.00       08/01/2022           526,619
              836,384    FNMA #950300                                                     6.00       08/01/2037           900,926
              227,932    FNMA #952033                                                     4.50       05/01/2023           239,305
               24,164    FNMA #953017                                                     6.00       10/01/2037            25,950
              818,277    FNMA #955801                                                     6.00       10/01/2037           878,737
            3,804,155    FNMA #962302                                                     4.50       03/01/2038         3,910,710
              778,018    FNMA #964241                                                     6.00       07/01/2038           835,017
               28,176    FNMA #964924                                                     6.00       09/01/2038            30,241
              549,535    FNMA #965308                                                     6.00       09/01/2038           589,795
              771,596    FNMA #966039                                                     5.50       02/01/2038           821,719
              916,258    FNMA #972172                                                     6.00       02/01/2038           983,385
            1,723,866    FNMA #973827                                                     4.50       03/01/2023         1,810,957
              899,495    FNMA #974571                                                     5.00       11/01/2036           946,665
              554,490    FNMA #974886+/-                                                  4.36       04/01/2038           574,422
              307,567    FNMA #975288                                                     4.50       05/01/2023           322,913
              777,188    FNMA #979639                                                     5.00       06/01/2023           826,698
              933,546    FNMA #982876                                                     5.00       05/01/2023           993,017
              118,198    FNMA #983518                                                     4.50       05/01/2023           124,095
              795,059    FNMA #984260                                                     5.50       05/01/2023           852,461
              496,358    FNMA #985509                                                     6.00       09/01/2038           532,722
              581,872    FNMA #987128                                                     6.00       09/01/2038           624,501
               15,057    FNMA #992042                                                     7.00       10/01/2038            16,555
              891,478    FNMA #994436                                                     6.00       12/01/2038           956,789
            3,920,513    FNMA #994897                                                     5.50       09/01/2033         4,191,733
              854,486    FNMA #A82829                                                     6.00       11/01/2038           917,707
              835,250    FNMA #AA1090                                                     4.50       12/01/2023           876,925
              481,171    FNMA #AA3078                                                     4.50       02/01/2039           494,648

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$           2,958,129    FNMA #AA3295                                                     4.00%      02/01/2039    $    2,974,653
            1,162,552    FNMA #AA7895                                                     4.00       06/01/2024         1,196,218
            1,362,438    FNMA #AC1928                                                     4.00       08/01/2039         1,370,049
            3,613,992    FNMA #AC2181                                                     4.00       08/01/2039         3,634,180

                                                                                                                      280,822,103
                                                                                                                   --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.93%
            1,000,000    GNMA%%                                                           4.00           TBA            1,003,750
            4,000,000    GNMA%%                                                           4.50           TBA            4,112,500
           19,750,000    GNMA%%                                                           5.00           TBA           20,759,107
            9,000,000    GNMA%%                                                           5.50           TBA            9,580,779
            7,000,000    GNMA%%                                                           6.00           TBA            7,492,184
              433,273    GNMA # 672938                                                    6.50       08/15/2038           465,286
              302,562    GNMA #676812                                                     6.50       04/15/2038           324,918
              639,822    GNMA #677606                                                     6.50       12/15/2037           687,396
               29,266    GNMA #681324                                                     6.50       05/15/2038            31,428
               58,398    GNMA #691547                                                     6.50       07/15/2038            62,713
               20,805    GNMA #695742                                                     6.50       11/15/2038            22,342
            2,987,466    GNMA #698308                                                     4.50       05/15/2039         3,078,840
              875,341    GNMA #700069                                                     6.50       12/15/2038           940,017
              512,887    GNMA #700821                                                     6.50       10/15/2038           550,782
              766,974    GNMA #702172                                                     4.00       07/15/2039           770,824
              229,962    GNMA #702190                                                     4.00       07/15/2039           231,116
               21,931    GNMA #704277                                                     6.50       02/15/2039            23,552
            1,498,999    GNMA #704439                                                     4.50       03/15/2039         1,544,847
            1,495,232    GNMA #722269                                                     4.50       09/15/2039         1,540,965
                1,658    GNMA #337120                                                     6.50       11/15/2023             1,782
                1,878    GNMA #379192                                                     6.50       12/15/2023             2,017
            1,574,972    GNMA #520782                                                     5.00       03/15/2035         1,664,733
              964,475    GNMA #605373                                                     5.50       09/15/2034         1,033,617
               96,438    GNMA #617417                                                     6.50       02/15/2037           103,608
              807,756    GNMA #617522                                                     6.00       05/15/2037           866,216
              152,177    GNMA #625436                                                     6.50       09/15/2036           163,564
              570,254    GNMA #632007                                                     6.50       10/15/2036           612,923
            1,254,320    GNMA #633305                                                     5.50       12/15/2035         1,342,674
              947,830    GNMA #648391                                                     5.50       11/15/2035         1,014,594
              733,755    GNMA #651722                                                     5.50       02/15/2036           783,835
              491,111    GNMA #651882                                                     6.50       09/15/2036           527,858
              574,124    GNMA #653068                                                     5.50       03/15/2036           613,309
              723,061    GNMA #654920                                                     6.00       06/15/2036           776,182
              180,221    GNMA #658328                                                     4.50       03/15/2037           185,762
               25,140    GNMA #659749                                                     6.50       11/15/2036            27,021
               85,610    GNMA #663342                                                     6.50       12/15/2036            92,015
               75,358    GNMA #664629                                                     7.00       03/15/2037            82,444
              142,531    GNMA #667470                                                     6.00       05/15/2037           152,847
              338,415    GNMA #668585                                                     6.00       08/15/2037           362,907
              451,891    GNMA #669078                                                     6.00       06/15/2037           484,595
              226,108    GNMA #671433                                                     6.00       07/15/2037           242,472
              349,129    GNMA #673220                                                     6.00       10/15/2038           374,178
              460,692    GNMA #677314                                                     5.50       09/15/2038           491,272
              415,422    GNMA #681332                                                     6.50       05/15/2038           446,116
              507,939    GNMA #683124                                                     5.50       03/15/2038           541,655
               52,608    GNMA #684230                                                     6.50       08/15/2038            56,495
              280,067    GNMA #693431                                                     5.50       06/15/2038           298,657
              314,116    GNMA #695746                                                     6.00       11/15/2038           336,654
              271,180    GNMA #696456                                                     5.50       08/15/2038           289,180
              720,066    GNMA #697595                                                     6.50       11/15/2038           773,269
            1,874,750    GNMA #698507                                                     6.00       10/15/2038         2,009,259
              834,049    GNMA #699457                                                     6.00       10/15/2038           893,890
              224,223    GNMA #706004                                                     6.00       10/15/2038           240,310
            2,490,409    GNMA #712488                                                     4.50       06/15/2039         2,566,580
            1,494,355    GNMA #712495                                                     4.50       06/15/2039         1,540,061

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$           3,219,951    GNMA #716792                                                     4.50%      04/15/2039    $    3,318,437
              114,933    GNMA #782167                                                     6.00       06/15/2037           123,438
            2,821,997    GNMA #782273                                                     5.50       02/15/2038         3,013,742
            1,628,427    GNMA #782379                                                     6.00       08/15/2038         1,749,089
              546,084    GNMA #782407                                                     5.50       09/15/2038           583,209

                                                                                                                       84,005,812
                                                                                                                   --------------

TOTAL AGENCY SECURITIES (COST $477,931,290)                                                                           491,807,772
                                                                                                                   --------------

US TREASURY SECURITIES: 19.26%

US TREASURY BONDS: 9.76%
            5,000,000    US TREASURY BOND                                                 0.75       11/30/2011         5,008,611
            5,000,000    US TREASURY BOND                                                 0.88       02/28/2011         5,032,030
            5,000,000    US TREASURY BOND<<                                               1.00       08/31/2011         5,040,040
            3,500,000    US TREASURY BOND<<                                               1.00       09/30/2011         3,526,523
            5,000,000    US TREASURY BOND                                                 1.13       12/15/2011         5,042,580
            5,000,000    US TREASURY BOND                                                 1.13       01/15/2012         5,039,060
            5,000,000    US TREASURY BOND                                                 1.38       03/15/2012         5,065,235
            1,000,000    US TREASURY BOND                                                 1.38       10/15/2012         1,009,417
            3,000,000    US TREASURY BOND<<                                               1.50       07/15/2012         3,046,407
            5,000,000    US TREASURY BOND                                                 1.75       08/15/2012         5,104,295
            5,000,000    US TREASURY BOND<<                                               1.88       06/15/2012         5,124,610
            5,000,000    US TREASURY BOND                                                 2.13       11/30/2014         5,029,704
            5,500,000    US TREASURY BOND<<                                               2.38       09/30/2014         5,613,465
            5,000,000    US TREASURY BOND<<                                               2.38       10/31/2014         5,094,150
            4,000,000    US TREASURY BOND<<                                               3.00       09/30/2016         4,092,500
            3,500,000    US TREASURY BOND                                                 3.13       08/31/2013         3,716,563
            3,000,000    US TREASURY BOND                                                 3.38       11/15/2019         3,046,067
            3,600,000    US TREASURY BOND                                                 3.50       02/15/2039         3,173,062
            4,000,000    US TREASURY BOND                                                 4.00       11/15/2012         4,344,064
            3,000,000    US TREASURY BOND                                                 4.13       05/15/2015         3,303,750
            2,500,000    US TREASURY BOND                                                 4.25       08/15/2015         2,765,625
            4,000,000    US TREASURY BOND<<                                               4.25       11/15/2017         4,382,500
            3,100,000    US TREASURY BOND                                                 4.25       05/15/2039         3,123,734
            1,750,000    US TREASURY BOND                                                 4.38       02/15/2038         1,799,767
            1,800,000    US TREASURY BOND                                                 4.38       11/15/2039         1,856,960
            3,000,000    US TREASURY BOND                                                 4.50       11/15/2015         3,363,516
            3,150,000    US TREASURY BOND                                                 4.50       02/15/2036         3,313,406
            1,100,000    US TREASURY BOND                                                 4.50       05/15/2038         1,155,000
            3,500,000    US TREASURY BOND<<                                               4.50       08/15/2039         3,677,188
            2,500,000    US TREASURY BOND                                                 4.63       08/31/2011         2,679,200
            5,000,000    US TREASURY BOND                                                 4.63       11/15/2016         5,635,545
            1,550,000    US TREASURY BOND                                                 4.75       02/15/2037         1,691,196
            3,000,000    US TREASURY BOND                                                 4.88       07/31/2011         3,219,609
            4,000,000    US TREASURY BOND                                                 4.88       02/15/2012         4,360,936
            5,000,000    US TREASURY BOND                                                 4.88       08/15/2016         5,715,625
            4,000,000    US TREASURY BOND                                                 5.00       02/15/2011         4,226,092
              800,000    US TREASURY BOND                                                 5.00       05/15/2037           907,250
            1,000,000    US TREASURY BOND                                                 5.25       11/15/2028         1,159,062
            2,000,000    US TREASURY BOND                                                 5.25       02/15/2029         2,314,376
            2,750,000    US TREASURY BOND                                                 5.38       02/15/2031         3,237,696
            2,500,000    US TREASURY BOND                                                 5.50       08/15/2028         2,979,688
            1,150,000    US TREASURY BOND                                                 6.00       02/15/2026         1,439,656
              400,000    US TREASURY BOND                                                 6.13       11/15/2027           508,688
            1,500,000    US TREASURY BOND                                                 6.13       08/15/2029         1,920,234
            1,500,000    US TREASURY BOND                                                 6.25       08/15/2023         1,900,313
            2,250,000    US TREASURY BOND                                                 6.25       05/15/2030         2,927,111
            2,400,000    US TREASURY BOND                                                 6.38       08/15/2027         3,127,500
            2,000,000    US TREASURY BOND                                                 6.50       11/15/2026         2,633,750
              950,000    US TREASURY BOND                                                 6.63       02/15/2027         1,265,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
US TREASURY BONDS (continued)
$           1,500,000    US TREASURY BOND                                                 6.88%      08/15/2025    $    2,032,500
            5,000,000    US TREASURY BOND                                                 7.25       05/15/2016         6,401,170
            1,000,000    US TREASURY BOND                                                 7.25       08/15/2022         1,366,562
            2,000,000    US TREASURY BOND                                                 7.50       11/15/2016         2,608,282
            2,000,000    US TREASURY BOND                                                 7.50       11/15/2024         2,840,000
              500,000    US TREASURY BOND                                                 7.88       02/15/2021           704,688
            4,100,000    US TREASURY BOND                                                 8.00       11/15/2021         5,873,890
            2,850,000    US TREASURY BOND                                                 8.13       08/15/2019         4,008,035
            1,700,000    US TREASURY BOND                                                 8.50       02/15/2020         2,464,203
            2,500,000    US TREASURY BOND<<                                               8.75       05/15/2017         3,496,095
            2,900,000    US TREASURY BOND                                                 8.75       08/15/2020         4,294,720
            1,275,000    US TREASURY BOND                                                 8.88       08/15/2017         1,801,933
            1,200,000    US TREASURY BOND                                                 8.88       02/15/2019         1,747,406
            2,900,000    US TREASURY BOND<<                                               9.13       05/15/2018         4,237,851

                                                                                                                      208,616,566
                                                                                                                   --------------

US TREASURY NOTES: 9.50%
            6,000,000    US TREASURY NOTE                                                 0.88       12/31/2010         6,037,266
            5,500,000    US TREASURY NOTE                                                 0.88       03/31/2011         5,536,091
            5,000,000    US TREASURY NOTE<<                                               0.88       04/30/2011         5,033,010
            4,000,000    US TREASURY NOTE<<                                               0.88       05/31/2011         4,027,188
            4,350,000    US TREASURY NOTE                                                 1.00       07/31/2011         4,386,022
            4,750,000    US TREASURY NOTE<<                                               1.13       06/30/2011         4,800,098
            2,000,000    US TREASURY NOTE                                                 1.38       02/15/2012         2,026,250
            5,000,000    US TREASURY NOTE<<                                               1.38       04/15/2012         5,064,060
            5,000,000    US TREASURY NOTE                                                 1.38       05/15/2012         5,061,330
            6,500,000    US TREASURY NOTE                                                 1.50       12/31/2013         6,471,563
            5,500,000    US TREASURY NOTE                                                 1.75       11/15/2011         5,618,377
            4,500,000    US TREASURY NOTE                                                 1.75       01/31/2014         4,519,337
            5,000,000    US TREASURY NOTE                                                 1.75       03/31/2014         5,007,810
            1,500,000    US TREASURY NOTE                                                 1.88       02/28/2014         1,512,305
            4,400,000    US TREASURY NOTE<<                                               1.88       04/30/2014         4,419,593
            3,800,000    US TREASURY NOTE                                                 2.00       11/30/2013         3,866,500
            3,500,000    US TREASURY NOTE                                                 2.25       05/31/2014         3,570,546
            5,000,000    US TREASURY NOTE<<                                               2.38       08/31/2014         5,108,205
            3,500,000    US TREASURY NOTE<<                                               2.63       06/30/2014         3,624,415
            5,750,000    US TREASURY NOTE                                                 2.63       07/31/2014         5,947,656
            6,375,000    US TREASURY NOTE                                                 2.75       10/31/2013         6,673,828
            3,450,000    US TREASURY NOTE                                                 2.75       02/15/2019         3,335,719
            3,500,000    US TREASURY NOTE                                                 3.00       08/31/2016         3,588,319
              550,000    US TREASURY NOTE                                                 3.13       04/30/2013           584,289
            6,800,000    US TREASURY NOTE                                                 3.13       09/30/2013         7,220,750
            3,000,000    US TREASURY NOTE                                                 3.13       05/15/2019         2,985,234
            4,000,000    US TREASURY NOTE                                                 3.25       05/31/2016         4,176,248
            1,000,000    US TREASURY NOTE                                                 3.25       06/30/2016         1,044,062
            3,500,000    US TREASURY NOTE                                                 3.38       06/30/2013         3,751,563
            2,000,000    US TREASURY NOTE                                                 3.50       05/31/2013         2,150,624
            1,500,000    US TREASURY NOTE                                                 3.50       02/15/2018         1,557,539
            3,000,000    US TREASURY NOTE<<                                               3.63       08/15/2019         3,104,064
            2,000,000    US TREASURY NOTE                                                 3.75       11/15/2018         2,097,500
            8,500,000    US TREASURY NOTE                                                 3.88       10/31/2012         9,192,614
            2,750,000    US TREASURY NOTE                                                 3.88       02/15/2013         2,983,107
            2,000,000    US TREASURY NOTE                                                 3.88       05/15/2018         2,127,500
            3,500,000    US TREASURY NOTE                                                 4.00       02/15/2015         3,835,234
            2,525,000    US TREASURY NOTE                                                 4.00       08/15/2018         2,702,538
            4,300,000    US TREASURY NOTE                                                 4.25       01/15/2011         4,490,813
            1,600,000    US TREASURY NOTE                                                 4.25       08/15/2013         1,765,501
            2,500,000    US TREASURY NOTE                                                 4.25       11/15/2013         2,764,063
            1,500,000    US TREASURY NOTE                                                 4.25       08/15/2014         1,664,414
            1,870,000    US TREASURY NOTE                                                 4.25       11/15/2014         2,073,508
            5,000,000    US TREASURY NOTE                                                 4.38       12/15/2010         5,212,305
            3,800,000    US TREASURY NOTE                                                 4.50       04/30/2012         4,133,986

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
US TREASURY NOTES (continued)
$           2,000,000    US TREASURY NOTE                                                 4.50%      05/15/2017    $    2,232,344
            3,000,000    US TREASURY NOTE                                                 4.63       10/31/2011         3,230,157
            3,000,000    US TREASURY NOTE<<                                               4.63       02/29/2012         3,258,516
            6,000,000    US TREASURY NOTE                                                 4.63       07/31/2012         6,588,282
            2,500,000    US TREASURY NOTE                                                 4.75       03/31/2011         2,645,508
            2,000,000    US TREASURY NOTE                                                 4.75       05/15/2014         2,259,062
            2,500,000    US TREASURY NOTE                                                 5.00       08/15/2011         2,693,653
            3,000,000    US TREASURY NOTE                                                 5.13       06/30/2011         3,220,077

                                                                                                                      202,980,543
                                                                                                                   --------------

TOTAL US TREASURY SECURITIES (COST $401,700,243)                                                                      411,597,109
                                                                                                                   --------------
SHARES

COLLATERAL FOR SECURITIES LENDING: 4.78%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.86%
            4,580,453    AIM STIT-LIQUID ASSETS PORTFOLIO                                                               4,580,453
            4,580,453    BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                   4,580,453
            4,580,453    DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                     4,580,453
            4,580,453    DWS MONEY MARKET SERIES INSTITUTIONAL                                                          4,580,453

                                                                                                                       18,321,812
                                                                                                                   --------------

COLLATERAL INVESTED IN OTHER ASSETS: 3.92%
              890,644    ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                    0.26       12/07/2009           890,644
              318,087    AMSTEL FUNDING CORPORATION++(P)                                  1.25       12/18/2009           317,899
              318,087    ANTALIS US FUNDING CORPORATION++(P)                              0.18       12/03/2009           318,084
              954,261    ANTALIS US FUNDING CORPORATION++(P)                              0.20       12/04/2009           954,245
              763,409    ARABELLA FINANCE LLC++(P)                                        0.35       12/01/2009           763,409
            1,081,496    ARABELLA FINANCE LLC++(P)                                        0.40       12/03/2009         1,081,472
               31,809    ARABELLA FINANCE LLC++(P)                                        0.40       12/04/2009            31,808
              636,174    ASPEN FUNDING CORPORATION++(P)                                   0.18       12/21/2009           636,110
            1,908,522    BANK OF AMERICA                                                  0.18       12/23/2009         1,908,312
            5,531,533    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                         BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 5,531,558)       0.16       12/01/2009         5,531,533
              954,261    BANK OF IRELAND                                                  0.35       12/01/2009           954,261
              763,409    BANK OF IRELAND                                                  0.50       12/02/2009           763,409
              308,099    BARTON CAPITAL CORPORATION++(P)                                  0.18       12/01/2009           308,099
              159,044    BELMONT FUNDING LLC++(P)                                         0.50       12/01/2009           159,044
              827,026    BNP PARIBAS (NEW YORK)                                           0.21       12/08/2009           827,031
              699,791    BNP PARIBAS (NEW YORK)                                           0.21       12/14/2009           699,799
            1,908,522    BRYANT BANK FUNDING++                                            0.18       12/23/2009         1,908,312
            1,590,435    CAFCO LLC++                                                      0.17       12/09/2009         1,590,375
               69,979    CALCASIEU PARISH LA+/-SS.                                        0.40       12/01/2027            69,979
            1,526,818    CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-SS.           0.23       11/01/2026         1,526,818
              203,576    CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-        0.35       06/01/2028           203,576
            1,590,435    CHARTA LLC++(P)                                                  0.17       12/09/2009         1,590,375
              168,745    COLORADO HOUSING & FINANCE AUTHORITY+/-SS.                       0.30       10/01/2038           168,745
              318,087    COOK COUNTY IL+/-SS.                                             0.40       11/01/2030           318,087
            1,930,534    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                         COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                         VALUE $ 1,930,543)                                               0.17       12/01/2009         1,930,534
            1,081,496    DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS.                    0.40       12/15/2037         1,081,496
              763,409    DEXIA CREDIT LOCAL DE FRANCE SA                                  0.26       12/02/2009           763,409
              922,452    DEXIA CREDIT LOCAL DE FRANCE SA                                  0.26       12/07/2009           922,452
              763,409    DEXIA CREDIT LOCAL DE FRANCE SA                                  0.27       12/04/2009           763,409
            1,590,435    E.ON AG++                                                        0.17       12/21/2009         1,590,285
            1,590,435    ENI FINANCE USA INCORPORATED++                                   0.17       12/18/2009         1,590,307


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$           1,654,052    FORTIS FUNDING LLC++                                             0.20%      12/29/2009    $    1,653,795
            1,717,670    GDF SUEZ++                                                       0.17       12/15/2009         1,717,556
            1,272,348    GEMINI SECURITIZATION INCORPORATED++(P)                          0.18       12/10/2009         1,272,291
            1,589,163    GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                         BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 1,589,171)       0.17       12/01/2009         1,589,163
            1,590,435    GOTHAM FUNDING CORPORATION++                                     0.18       12/15/2009         1,590,324
              318,087    GRAMPIAN FUNDING++(P)                                            0.25       12/03/2009           318,083
            1,335,965    GRAMPIAN FUNDING++(P)                                            0.28       12/15/2009         1,335,820
            1,973,828    GRYPHON FUNDING LIMITED(A)(I)                                    0.00       08/05/2010           734,067
            1,045,870    HAMILTON COUNTY OHIO HOSPITALS+/-SS.                             0.20       05/15/2037         1,045,870
              104,969    HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS.           0.30       11/01/2042           104,969
              515,301    HOUSTON TX UTILITY SYSTEM+/-SS.                                  0.27       05/15/2034           515,301
              181,946    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-SS.         0.30       07/01/2029           181,946
              127,235    INDIANA MUNICIPAL POWER AGENCY+/-SS.                             0.29       01/01/2018           127,235
              318,087    ING USA FUNDING LLC                                              0.18       12/09/2009           318,074
            1,272,348    ING USA FUNDING LLC                                              0.19       12/07/2009         1,272,308
            4,884,163    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                         BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 4,884,186)       0.17       12/01/2009         4,884,163
              636,174    JUPITER SECURITIZATION CORPORATION++(P)                          0.18       12/02/2009           636,171
              318,087    JUPITER SECURITIZATION CORPORATION++                             0.18       12/03/2009           318,084
              190,852    KANSAS CITY MO SPECIAL OBLIGATION+/-SS.                          0.29       04/15/2025           190,852
            1,908,522    KBC BANK NV BRUSSELS                                             0.18       12/01/2009         1,908,522
              381,704    LLOYDS TSB BANK PLC                                              0.18       12/17/2009           381,674
            1,272,348    LLOYDS TSB BANK PLC (NEW YORK)                                   0.20       12/07/2009         1,272,348
              508,939    LMA AMERICAS LLC++(P)                                            0.18       12/11/2009           508,914
              286,278    LMA AMERICAS LLC++(P)                                            0.18       12/17/2009           286,255
              954,261    LMA AMERICAS LLC++(P)                                            0.19       12/21/2009           954,160
              286,278    LOUISIANA PUBLIC FACILITIES AUTHORITY+/-SS.                      0.19       10/01/2033           286,278
            1,577,712    MASSACHUSETTS HEFA+/-SS.                                         0.25       10/01/2034         1,577,712
              174,630    MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS.                       0.24       02/01/2036           174,630
            1,335,965    NATIXIS                                                          0.27       12/07/2009         1,335,972
              127,235    NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS.                        0.31       01/01/2018           127,235
            1,399,583    NEW YORK STATE DORMITORY AUTHORITY+/-SS.                         0.22       07/01/2034         1,399,583
            1,272,348    NEWPORT BEACH CALIFORNIA REVENUE+/-SS.                           0.24       12/01/2040         1,272,348
            1,590,435    NEWPORT FUNDING CORPORATION++(P)                                 0.18       12/15/2009         1,590,324
              311,407    NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS.                        0.30       01/01/2034           311,407
              643,490    RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                         COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                         VALUE $ 643,493)                                                 0.18       12/01/2009           643,490
              222,661    REGENCY MARKETS #1 LLC++(P)                                      0.18       12/04/2009           222,658
            1,057,321    REGENCY MARKETS #1 LLC++(P)                                      0.20       12/09/2009         1,057,274
              318,087    ROMULUS FUNDING CORPORATION++                                    0.30       12/15/2009           318,050
            1,145,113    ROYAL BANK OF SCOTLAND PLC                                       0.20       12/02/2009         1,145,107
              890,644    SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-SS.            0.20       12/01/2028           890,644
            1,272,348    SOCIETE GENERALE NORTH AMERICA                                   0.19       12/18/2009         1,272,237
               79,522    STARBIRD FUNDING CORPORATION++(P)                                0.15       12/01/2009            79,522
            1,272,348    STARBIRD FUNDING CORPORATION++(P)                                0.20       12/03/2009         1,272,334
            1,590,435    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++             0.18       12/18/2009         1,590,300
              381,704    TICONDEROGA MASTER FUNDING LIMITED++(P)                          0.18       12/17/2009           381,674
            1,291,306    TULIP FUNDING CORPORATION++(P)                                   0.19       12/07/2009         1,291,265
              419,875    TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS.               0.24       07/01/2032           419,875
            1,272,348    UBS AG (STAMFORD CT)                                             0.31       12/04/2009         1,272,362
            1,908,522    UNICREDITO ITALIANO (NEW YORK)                                   0.25       01/04/2010         1,908,531
              190,852    VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS.               0.29       12/15/2040           190,852
            6,074,669    VFNC CORPORATION++                                               0.47       09/30/2010         3,037,335
               79,522    VICTORY RECEIVABLES CORPORATION++(P)                             0.15       12/01/2009            79,522
            1,054,077    VICTORY RECEIVABLES CORPORATION++                                0.18       12/16/2009         1,053,998
              318,087    VICTORY RECEIVABLES CORPORATION++(P)                             0.19       12/08/2009           318,070

                                                                                                                       83,801,852
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $101,700,469)                                                           102,123,664
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

    DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL                SECURITY NAME                                               INTEREST RATE  MATURITY DATE      VALUE
SHORT-TERM INVESTMENTS: 5.40%
          115,440,446    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                       0.13       01/05/2050   $  115,440,446
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $115,440,446)                                                                      115,440,446
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,219,551,238)*                                                     109.08%                                 $2,330,949,372

OTHER ASSETS AND LIABILITIES, NET                                           (9.08)                                   (194,119,733)
                                                                           ------                                  --------------

TOTAL NET ASSETS                                                           100.00%                                 $2,136,829,639
                                                                           ------                                  --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

(L)   LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,425,727.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(P)   ASSET-BACKED COMMERCIAL PAPER.

= THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

++    SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
      $115,440,446.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,247,382,348 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $114,738,211
GROSS UNREALIZED DEPRECIATION    (31,171,187)
                                ------------
NET UNREALIZED APPRECIATION     $145,909,398

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
CORPORATE BONDS & NOTES: 1.30%
DOMESTIC BANKS: 0.45%
$        100,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-SS.                        0.29%     11/15/2029   $    100,000
         500,000  BANK OF AMERICA NA+/-                                                      0.23      02/05/2010        500,000
         400,000  SEARIVER MARITIME INCORPORATED+/-SS.(I)                                    0.85      10/01/2011        400,000
                                                                                                                       1,000,000
                                                                                                                    ------------
FOREIGN BANKS: 0.67%
         500,000  BBVA US SENIOR SAU+/-++                                                    0.35      03/12/2010        500,068
       1,000,000  COMMONWEALTH BANK OF AUSTRALIA+/-++                                        0.43      06/04/2010      1,000,000
                                                                                                                       1,500,068
                                                                                                                    ------------
SPECIAL PURPOSE ENTITY: 0.18%
         100,000  GBG LLC CUSTODY RECEIPTS+/-++SS.                                           0.45      09/01/2027        100,000
         295,000  LTF REAL ESTATE VRDN I LLC+/-++SS.                                         0.35      06/01/2033        295,000
                                                                                                                         395,000
                                                                                                                    ------------
TOTAL CORPORATE BONDS & NOTES (COST $2,895,068)                                                                        2,895,068
                                                                                                                    ------------
MUNICIPAL BONDS & NOTES: 4.03%
CALIFORNIA: 0.97%
       1,000,000  CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR,
                  JPMORGAN CHASE BANK LOC)+/-SS.                                             0.23      11/01/2026      1,000,000
         200,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-SS.           0.22      07/01/2035        200,000
         200,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                    0.22      05/01/2017        200,000
         250,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                                                 0.22      02/01/2035        250,000
         500,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                                                 0.22      10/01/2035        500,000
                                                                                                                       2,150,000
                                                                                                                    ------------
COLORADO: 0.45%
         350,000  COLORADO HFA SINGLE TAXABLE CL I SERIES A-2 (HOUSING REVENUE,
                  DEXIA INSURED)+/-SS.                                                       0.40      05/01/2038        350,000
         250,000  COLORADO HFA TAXABLE MULTIFAMILY PROJECT B II (HOUSING
                  REVENUE, FNMA INSURED)+/-SS.                                               0.30      05/01/2050        250,000
         400,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                    0.40      12/15/2037        400,000
                                                                                                                       1,000,000
                                                                                                                    ------------
FLORIDA: 0.49%
         500,000  FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES
                  C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-SS.                         0.23      10/01/2035        500,000
         600,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-SS.                     0.30      06/01/2032        600,000
                                                                                                                       1,100,000
                                                                                                                    ------------
KANSAS: 0.22%
         500,000  WICHITA KS FACILITES CHRISTIAN HEALTH SERIES B-2 (HOSPITAL
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                    0.19      11/15/2039        500,000
                                                                                                                    ------------
MASSACHUSETTS: 0.15%
         340,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                  (OTHER REVENUE, CITIBANK NA LOC)+/-SS.                                     0.30      10/01/2031        340,000
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
MINNESOTA: 0.12%
$        260,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                  REVENUE, GO OF AUTHORITY INSURED)+/-SS.                                      0.25%     07/01/2048   $    260,000
                                                                                                                      ------------
NEW JERSEY: 0.09%
         195,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                  SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.           0.40      11/01/2037        195,000
                                                                                                                      ------------
OHIO: 0.51%
         485,000  OHIO HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM (HOUSING
                  REVENUE, GNMA INSURED)+/-SS.                                                 0.32      09/01/2029        485,000
         250,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA INSURED)+/-SS.                                        0.30      09/01/2039        250,000
         400,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-SS.                                               0.24      11/01/2029        400,000
                                                                                                                         1,135,000
                                                                                                                      ------------
TENNESSEE: 0.63%
         305,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                  0.24      07/01/2034        305,000
         410,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                  0.24      11/01/2035        410,000
         285,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                       0.24      02/01/2036        285,000
         400,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING  REVENUE (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.             0.23      07/01/2038        400,000
                                                                                                                         1,400,000
                                                                                                                      ------------
TEXAS: 0.40%
         500,000  HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                                        0.27      05/15/2034        500,000
         100,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONS BANK NA LOC)+/-SS.                                   0.30      06/01/2045        100,000
         300,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                  FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-SS.               0.30      07/01/2020        300,000
                                                                                                                           900,000
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $8,980,000)                                                                          8,980,000
                                                                                                                      ------------
COMMERCIAL PAPER: 57.80%
       2,000,000  ALPINE SECURITIZATION CORPORATION++(P)                                       0.18      12/10/2009      1,999,910
       1,000,000  AMSTERDAM FUNDING CORPORATION++~(P)                                          0.27      01/05/2010        999,738
       1,000,000  AMSTERDAM FUNDING CORPORATION++~(P)                                          0.30      02/12/2010        999,392
       2,000,000  ANTALIS US FUNDING CORPORATION++~(P)                                         0.21      12/18/2009      1,999,802
       1,000,000  ANTALIS US FUNDING CORPORATION++~(P)                                         0.26      01/19/2010        999,646
       1,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED++~                                      0.25      02/08/2010        999,521
       1,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++~                                   0.39      10/20/2010      1,000,000
       1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                            1.06      07/09/2010      1,000,000
       2,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++~(P)                              0.18      12/11/2009      1,999,900
       2,000,000  ATLANTIS ONE FUNDING++~(P)                                                   0.23      02/10/2010      1,999,093
         700,000  ATLANTIS ONE FUNDING++~(P)                                                   0.29      01/20/2010        699,718
       1,000,000  AUTOBAHN FUNDING COMPANY LLC++~(P)                                           0.22      12/15/2009        999,914
       1,000,000  AUTOBAHN FUNDING COMPANY LLC++~(P)                                           0.27      01/26/2010        999,580
       1,000,000  BANCO BIBAO VIZCAYA ARGENTARIA SA/LONDON++~                                  0.24      01/19/2010        999,673
         500,000  BANK OF AMERICA NA~                                                          0.65      02/16/2010        499,305
         500,000  BARTON CAPITAL CORPORATION++~                                                0.27      01/14/2010        499,835
         500,000  BASF SE CORPORATION++~                                                       0.55      01/14/2010        499,664
         500,000  BASF SE CORPORATION++~                                                       0.60      12/17/2009        499,867
       1,000,000  BG ENERGY FINANCE INCORPORATED++~                                            0.26      01/21/2010        999,632

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$      1,000,000  BG ENERGY FINANCE INCORPORATED++~                                          0.27%     12/15/2009   $    999,895
       1,000,000  BG ENERGY FINANCE INCORPORATED++~                                          0.27      01/27/2010        999,573
       1,000,000  BNZ INTERNATIONAL FUNDING++                                                0.30      04/09/2010        998,925
       2,000,000  BPCE SA++                                                                  0.25      02/05/2010      1,999,083
       2,000,000  BPCE SA++                                                                  0.26      02/19/2010      1,998,844
       2,000,000  CAFCO LLC++~                                                               0.25      01/25/2010      1,999,236
         350,000  CAFCO LLC++~                                                               0.26      12/04/2009        349,992
       1,000,000  CALYON NORTH AMERICA INCORPORATED~                                         0.26      02/01/2010        999,552
       1,000,000  CANCARA ASSET SECURITIZATION LLC++~(P)                                     0.30      01/06/2010        999,700
       1,000,000  CANCARA ASSET SECURITIZATION LLC++~(P)                                     0.30      01/15/2010        999,625
       1,000,000  CANCARA ASSET SECURITIZATION LLC++~(P)                                     0.95      12/29/2009        999,261
         750,000  CHARTA LLC++~(P)                                                           0.27      12/09/2009        749,955
       1,000,000  CHARTA LLC++~(P)                                                           0.27      01/15/2010        999,663
       2,000,000  CIESCO LLC++~(P)                                                           0.25      01/12/2010      1,999,417
       1,000,000  CIESCO LLC++~(P)                                                           0.26      01/06/2010        999,740
       2,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++~(P)                                  0.26      02/18/2010      1,998,859
       1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++~(P)                                  0.28      12/28/2009        999,790
         500,000  CLIPPER RECEIVABLES COMPANY LLC++~(P)                                      0.33      02/08/2010        499,684
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC++~(P)                                0.55      01/13/2010        999,343
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC++~(P)                                0.55      01/13/2010        999,343
         750,000  CRC FUNDING LLC++~(P)                                                      0.27      12/09/2009        749,955
       1,000,000  CRC FUNDING LLC++~(P)                                                      0.27      01/15/2010        999,663
       2,000,000  CROWN POINT CAPITAL COMPANY++~(P)                                          0.55      01/08/2010      1,998,839
       1,000,000  DANSKE CORPORATION++~                                                      0.25      01/11/2010        999,721
       1,000,000  DANSKE CORPORATION++~                                                      0.25      12/29/2009        999,806
       2,000,000  DNB NOR BANK ASA++~                                                        0.30      01/25/2010      1,999,083
       2,000,000  E.ON AG++~                                                                 0.25      01/11/2010      1,999,431
       1,000,000  E.ON AG++~                                                                 0.27      01/19/2010        999,633
       1,000,000  EBBETS FUNDING LLC++~(P)                                                   0.52      01/26/2010        999,191
         700,000  EKSPORTFINANS ASA++~                                                       0.27      01/20/2010        699,738
         450,000  ENTERPRISE FUNDING COMPANY LLC++~(P)                                       0.27      12/22/2009        449,929
         400,000  ENTERPRISE FUNDING COMPANY LLC++~(P)                                       0.30      12/22/2009        399,930
       1,000,000  ERASMUS CAPITAL CORPORATION++~(P)                                          0.29      01/08/2010        999,694
         500,000  FAIRWAY FINANCE LLC++~(P)                                                  0.25      01/14/2010        499,847
         500,000  FAIRWAY FINANCE LLC++~(P)                                                  0.28      01/06/2010        499,860
       1,000,000  GDF SUEZ++~                                                                0.19      12/02/2009        999,995
       1,000,000  GDF SUEZ++~                                                                0.19      12/08/2009        999,963
       1,000,000  GDF SUEZ++~                                                                0.20      12/09/2009        999,956
       1,000,000  GDF SUEZ++~                                                                0.20      12/30/2009        999,839
       2,000,000  GEMINI SECURITIZATION  CORPORATION LLC++~(P)                               0.18      12/10/2009      1,999,910
       2,000,000  GOTHAM FUNDING CORPORATION++~(P)                                           0.18      12/15/2009      1,999,860
       2,000,000  GOVCO LLC++~(P)                                                            0.26      01/20/2010      1,999,278
       1,000,000  GOVCO LLC++~(P)                                                            0.26      01/27/2010        999,588
         400,000  GOVCO LLC++~(P)                                                            0.27      12/22/2009        399,937
         350,000  GOVCO LLC++~(P)                                                            0.28      12/17/2009        349,956
       1,000,000  GRAMPIAN FUNDING LLC++~(P)                                                 0.32      02/17/2010        999,307
       2,000,000  GRAMPIAN FUNDING LLC++~(P)                                                 0.38      01/22/2010      1,998,902
       1,250,000  ING USA FUNDING LLC~                                                       0.32      01/29/2010      1,249,344
       1,500,000  KITTY HAWK FUNDING CORPORATION++~(P)                                       0.25      02/08/2010      1,499,281
         250,000  LEXINGTON PARKER CAPITAL++~(P)                                             0.55      12/18/2009        249,935
       1,000,000  LMA AMERICAS LLC++~(P)                                                     0.21      01/25/2010        999,679
       2,000,000  MATCHPOINT MASTER TRUST++~(P)                                              0.17      12/29/2009      1,999,736
       1,000,000  MATCHPOINT MASTER TRUST++~(P)                                              0.24      01/05/2010        999,767
       1,000,000  MATCHPOINT MASTER TRUST++~(P)                                              0.24      01/13/2010        999,713
       1,000,000  METLIFE SHORT TERM FUND++~                                                 0.30      01/25/2010        999,542
       1,000,000  METLIFE SHORT TERM FUND++~                                                 0.45      01/13/2010        999,463
       1,000,000  MONT BLANC CAPITAL CORPORATION++~(P)                                       0.20      01/26/2010        999,689
         750,000  MONT BLANC CAPITAL CORPORATION++~(P)                                       0.22      12/14/2009        749,940
       1,000,000  NATIONAL AUSTRALIA FUNDING                                                 0.28      01/11/2010      1,000,000
       1,000,000  NATIONWIDE BUILDING SOCCIETY++~(P)                                         0.50      03/22/2010        998,458
         250,000  NATIONWIDE BUILDING SOCIETY++~(P)                                          0.47      01/15/2010        249,853
       1,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++~                                 0.26      01/14/2010        999,682
       2,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++~                                 0.27      01/22/2010      1,999,220

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$        500,000  PRUDENTIAL  PLC++~                                                         0.46%     01/20/2010   $      499,681
         250,000  PRUDENTIAL PLC++~                                                          0.50      01/04/2010          249,882
       2,000,000  RANGER FUNDING COMPANY LLC++~(P)                                           0.25      01/22/2010        1,999,278
         500,000  RANGER FUNDING COMPANY LLC++~(P)                                           0.34      12/02/2009          499,995
       1,000,000  RHEIN-MAIN SECURITY LIMITED++~(P)                                          0.27      01/11/2010          999,693
       1,000,000  SALISBURY RECEIVABLES COMPANY LLC++(P)                                     0.21      12/07/2009          999,965
       1,000,000  SALISBURY RECEIVABLES COMPANY LLC++(P)                                     0.22      12/02/2009          999,994
       2,000,000  SAN PAOLO IMI US FINANCIAL COMPANY~                                        0.25      12/23/2009        1,999,701
         500,000  SANTANDER CENTRAL HISPANIC FINANCE~                                        0.65      12/02/2009          499,991
       1,000,000  SHEFFIELD RECEIVABLES CORPORATION++(P)                                     0.21      01/20/2010          999,708
         500,000  SHEFFIELD RECEIVABLES CORPORATION++~(P)                                    0.23      12/01/2009          500,000
       2,000,000  SOLITAIRE FUNDING LLC++~(P)                                                0.31      01/19/2010        1,999,156
       1,000,000  SOLITAIRE FUNDING LLC++~(P)                                                0.33      03/19/2010          999,010
       2,000,000  STARBIRD FUNDING CORPORATION++~(P)                                         0.24      01/15/2010        1,999,400
       1,000,000  SURREY FUNDING CORPORATION++~(P)                                           0.24      01/14/2010          999,707
         250,000  SWEDBANK AB++~                                                             0.54      12/02/2009          249,996
         600,000  SWEDBANK AB++~                                                             0.55      12/15/2009          599,872
       1,000,000  SWEDBANK AB++~                                                             0.55      12/22/2009          999,679
         300,000  SWEDBANK AB++~                                                             0.87      02/09/2010          299,493
       1,000,000  THAMES ASSET GLOBAL SECURITIES++~(P)                                       0.18      12/18/2009          999,915
       1,000,000  THAMES ASSET GLOBAL SECURITIES++~(P)                                       0.23      01/15/2010          999,713
       1,000,000  THAMES ASSET GLOBAL SECURITIES++~(P)                                       0.23      01/29/2010          999,623
       1,000,000  TOYOTA MOTOR CREDIT CORPORATION                                            0.19      12/07/2009          999,968
       2,000,000  TULIP FUNDING CORPORATION++~(P)                                            0.25      01/07/2010        1,999,486
       1,000,000  TULIP FUNDING CORPORATION++~(P)                                            0.27      12/01/2009        1,000,000
         500,000  UBS FINANCE DELAWARE LLC~                                                  0.62      12/30/2009          499,750
       2,000,000  UNICREDIT DELAWARE INCORPORATED++~                                         0.40      01/05/2010        1,999,222
         864,678  VICTORIA FINANCE LLC+/-++=(A)(I)                                           4.82      01/16/2010          501,513
       1,000,000  WESTPAC SECURITIES NZ LIMITED++~                                           0.24      12/23/2009          999,853
         500,000  WESTPAC SECURITIES NZ LIMITED++~                                           0.26      02/02/2010          499,773
       1,500,000  WESTPAC SECURITIES NZ LIMITED+/-++                                         0.36      11/05/2010        1,500,000
       1,000,000  WINDMILL FUNDING CORPORATION++~(P)                                         0.28      01/15/2010          999,650
       1,000,000  WINDMILL FUNDING CORPORATION++~(P)                                         0.30      02/10/2010          999,408
         500,000  WINDMILL FUNDING CORPORATION++~(P)                                         0.32      02/01/2010          499,724
       1,000,000  YORKTOWN CAPITAL LLC++~(P)                                                 0.25      01/19/2010          999,660
       2,000,000  YORKTOWN CAPITAL LLC++~(P)                                                 0.26      01/20/2010        1,999,278
         300,000  YORKTOWN CAPITAL LLC++~(P)                                                 0.28      12/16/2009          299,965

TOTAL COMMERCIAL PAPER (COST $128,871,649)                                                                             128,508,485
                                                                                                                    --------------
MEDIUM TERM NOTES: 1.57%
       2,000,000  BNP PARIBAS US MEDIUM-TERM NOTE PROGRAM LLC+/-                             0.62      03/10/2010        2,002,037
         500,000  EKSPORTFINANS ASA+/-                                                       0.33      09/22/2010          500,000
       1,000,000  JPMORGAN CHASE & COMPANY+/-                                                0.32      05/07/2010        1,000,293

TOTAL MEDIUM TERM NOTES (COST $3,502,330)                                                                                3,502,330
                                                                                                                    --------------
CERTIFICATES OF DEPOSIT: 6.91%
       1,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                 0.32      01/21/2010        1,000,021
         300,000  BARCLAYS BANK PLC (NEW YORK)+/-                                            0.23      04/07/2010          300,000
       2,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                            0.55      11/08/2010        2,000,000
         500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                            1.00      06/24/2010          500,000
         400,000  CALYON PUTTABLE (NEW YORK)                                                 0.55      03/22/2010          400,061
       1,000,000  CALYON PUTTABLE (NEW YORK)                                                 0.66      02/01/2010        1,000,000
       2,000,000  DEXIA CREDIT LOCAL SA NY                                                   0.32      01/26/2010        2,000,031
       1,500,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                          0.47      11/12/2010        1,500,000
       1,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                          0.53      07/26/2010        1,000,000
       1,000,000  NORDEA BANK FINLAND  PLC (NEW YORK)                                        1.86      04/28/2010        1,006,075
       1,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                        0.24      10/19/2010        1,000,000
         600,000  RABOBANK NEDERLAND NV (NEW YORK)                                           0.29      01/25/2010          600,000
         600,000  ROYAL BANK OF SCOTLAND PLC (NEW YORK)                                      0.47      01/19/2010          600,000
       2,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-(I)                                0.85      07/16/2010        2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
CERTIFICATES OF DEPOSIT (continued)
$        500,000  SOCIETE GENERALE (NEW YORK)+/-                                          0.13%      04/05/2010   $      500,000

TOTAL CERTIFICATES OF DEPOSIT (COST $15,406,192)                                                                      15,406,188
                                                                                                                  --------------
REPURCHASE AGREEMENTS: 28.39%
      13,300,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $13,300,055)                                 0.15       12/01/2009       13,300,000
      25,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $25,000,118)                                 0.17       12/01/2009       25,000,000
      25,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MUTURITY VALUE $25,000,111)                                 0.16       12/01/2009       25,000,000

TOTAL REPURCHASE AGREEMENTS (COST $63,300,000)                                                                        63,300,000
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $222,955,235)*                                      99.95%                                                  $  222,592,071

OTHER ASSETS AND LIABILITIES, NET                          0.05%                                                         106,509
                                                        -------                                                   --------------
TOTAL NET ASSETS                                         100.00%                                                  $  222,698,580
                                                        -------                                                   --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(P)   ASSET-BACKED COMMERCIAL PAPER.

= THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $222,955,235 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                              $         0
     GROSS UNREALIZED DEPRECIATION                                                 (363,164)
                                                                                ----------
     NET UNREALIZED DEPRECIATION                                                $  (363,164)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

As of November 30, 2009 outstanding forward contracts were as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                                      U.S. VALUE AT   NET UNREALIZED APPRECIATION
PORTFOLIO            EXCHANGE DATE  CONTRACTS TO RECEIVE      IN EXCHANGE FOR U.S. $    11/30/2009           (DEPRECIATION)
-------------------  -------------  --------------------      ----------------------  --------------  ---------------------------
Diversified Fixed
 Income Portfolio     12/4/2009             325,000      AUD          286,453            297,610              11,157
                       3/5/2010             325,000      AUD          298,132            294,870              (3,262)
                      12/4/2009             720,000      CAD          672,356            682,205               9,849
                      12/4/2009           1,600,000      DKK          316,872            322,821               5,949
                       3/5/2010           1,600,000      DKK          323,262            322,344                (918)
                      12/4/2009          10,300,000      EUR       15,015,164         15,465,883             450,719
                       3/5/2010             250,000      EUR          376,313            375,236              (1,077)
                      12/4/2009           3,425,000      GBP        5,578,801          5,634,397              55,596
                      12/4/2009       1,335,000,000      JPY       14,595,737         15,444,402             848,665
                       3/5/2010          25,000,000      JPY          285,261            289,356               4,095
                      12/4/2009             500,000      SEK           70,604             71,721               1,117
                       3/5/2010             500,000      SEK           72,568             71,747                (821)

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                      U.S. VALUE AT   NET UNREALIZED APPRECIATION
PORTFOLIO            EXCHANGE DATE  CONTRACTS TO RECEIVE      IN EXCHANGE FOR U.S. $    11/30/2009          (DEPRECIATION)
-------------------  -------------  --------------------      ----------------------  --------------  ---------------------------
Diversified Fixed
  Income Portfolio     12/4/2009             325,000     AUD           300,940            297,610               3,330
                       12/4/2009             720,000     CAD           669,975            682,205             (12,230)
                       12/4/2009           1,600,000     DKK           323,793            322,821                 972
                       12/4/2009          10,300,000     EUR        15,128,957         15,465,883            (336,926)
                       12/4/2009           3,425,000     GBP         5,580,698          5,634,397             (53,699)
                       12/4/2009       1,335,000,000     JPY        14,766,009         15,444,402            (678,393)
                       12/4/2009             500,000     SEK            72,547             71,721                 826

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at November 30, 2009, are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to, equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At November 30, 2009, the following Fund had long futures contracts outstanding as follows:

                                                                                                                    NET UNREALIZED
                                                                          INITIAL CONTRACT  VALUE AT NOVEMBER 30,    APPRECIATION
PORTFOLIO                 EXPIRATION DATE  CONTRACTS          TYPE            AMOUNT              2009              (DEPRECIATION)
-----------------------   ---------------  ---------   -----------------  ----------------  ---------------------   --------------
Diversified Stock
  Portfolio                December 2009      281      MidCap 400 FUTURE  $     19,249,391  $          19,220,400          (28,991)
                           December 2009      308      Russell 2000 MINI        18,368,022             17,839,360         (528,662)
                           December 2009      336        S&P 500 EMINI          17,730,963             18,392,640          661,677
                           December 2009      345       MSCI EAFE EMINI         26,771,916             26,944,500          172,584

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of November 30, 2009, the following Funds owned SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                     DEFAULTED SIVs   % OF NET ASSETS
                                       (VALUE)
Diversified Fixed Income Portfolio      3,771,402           0.18%
Diversified Stock Portfolio             7,092,200           0.22%
Short Term Investment Portfolio           501,513           0.22%

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                                 SIGNIFICANT OTHER  SIGNIFICANT UNOBSERVABLE
                                                 QUOTED PRICE    OBSERVABLE INPUTS          INPUTS            TOTAL FAIR VALUE AS OF
INVESTMENTS IN SECURITIES                          (LEVEL 1)         (LEVEL 2)             (LEVEL 3)               11/30/2009
----------------------------------------------  --------------   -----------------  ------------------------  ----------------------
DIVERSIFIED FIXED INCOME PORTFOLIO

  Corporate debt securities                     $            0   $     604,501,755  $              3,771,402  $          608,273,157
  Debt securities issued by foreign
  governments                                                0         527,688,416                         0             527,688,416
  Debt securities issued by states in the U.S.
  and its political subdivisions                             0          11,981,862                         0              11,981,862
  Debt securities issued by U.S. Treasury and
  U.S. government agencies                                   0         411,597,109                         0             411,597,109
  Mortgage backed securities                                 0         637,646,574                         0             637,646,574
  Short-term investments                        $  133,762,254   $               0  $                      0  $          133,762,254
                                                ------------------------------------------------------------------------------------
                                                $  133,762,254   $   2,193,415,716  $              3,771,402  $        2,330,949,372
                                                ------------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
 Equity securities
    Common stock                                $3,136,017,050   $       5,916,458  $                197,397  $        3,142,130,905
    Preferred stock                                 32,510,665                   0                         0              32,510,665
    Rights                                             559,220                   0                         0                 559,220
    Warrants                                             9,626                   0                         0                   9,626
  Corporate debt securities                                  0          68,580,176                 7,092,200              75,672,376
  Debt securities issued by states in the U.S.
  and its political subdivisions                             0          11,229,626                         0              11,229,626
  Short-term investments                        $  112,537,571   $      30,836,354  $                      0  $          143,373,925
                                                ------------------------------------------------------------------------------------
                                                $3,281,634,132   $     116,562,614  $              7,289,597  $        3,405,486,343
                                                ------------------------------------------------------------------------------------
SHORT TERM INVESTMENT PORTFOLIO
  Commercial paper                              $            0   $     128,006,972  $                501,513  $          128,508,485
  Corporate debt securities                                  0           6,397,398                         0               6,397,398
  Debt securities issued by states in the U.S.
  and its political subdivisions                             0           8,980,000                         0               8,980,000
  Repurchase Agreements                                      0          63,300,000                         0              63,300,000
  Other                                                      0          13,406,188                 2,000,000              15,406,188
                                                ------------------------------------------------------------------------------------
                                                $            0   $     220,090,558  $              2,501,513  $          222,592,071
                                                ------------------------------------------------------------------------------------

As of November 30, 2009 the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:*

MASTER PORTFOLIOS              LEVEL 1     LEVEL 2     LEVEL 3    TOTAL
Diversified Stock Portfolio   $ 581,556   $       0   $      0   $ 581,556

*    Other financial instruments include futures and forwards.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                       DIVERSIFIED FIXED    DIVERSIFIED STOCK   SHORT TERM INVESTMENT
                                       INCOME PORTFOLIO         PORTFOLIO           PORTFOLIO
                                       -----------------    -----------------   ---------------------
EQUITY SECURITIES
    COMMON STOCKS
BALANCE AS OF 02/28/2009               $               0    $         621,200    $                  0
    Realized gain (loss)                               0              (24,874)                      0
       Change in unrealized
       appreciation (depreciation)                     0               18,031                       0
       Net purchases (sales)                           0              159,014                       0
       Net transfer in (out) of
       Level 3                                         0             (575,974)                      0
BALANCE AS OF 11/30/2009               $               0    $         197,397    $                  0

    RIGHTS
BALANCE AS OF 02/28/2009               $               0    $          30,826    $                  0
    Realized gain (loss)                               0              (15,230)                      0
       Change in unrealized
       appreciation (depreciation)                     0                    0                       0
       Net purchases (sales)                           0                    0                       0
       Net transfer in (out) of
       Level 3                                         0              (15,596)                      0
BALANCE AS OF 11/30/2009               $               0    $               0    $                  0

    CORPORATE DEBT SECURITIES
BALANCE AS OF 02/28/2009               $       4,489,374    $      10,773,006    $          4,190,391
    Realized gain (loss)                      (3,187,523)          (4,739,672)                      0
       Change in unrealized
       appreciation (depreciation)             2,868,269            3,941,637                  51,880
       Net purchases (sales)                    (135,888)          (2,882,771)             (3,740,758)
       Net transfer in (out) of
       Level 3                                  (262,830)                   0                       0

BALANCE AS OF 11/30/2009               $       3,771,402    $       7,092,200    $            501,513

    OTHER
BALANCE AS OF 02/28/2009               $               0    $               0    $          1,985,336
    Realized gain (loss)                               0                    0                  14,664
       Change in unrealized
       appreciation (depreciation)                     0                    0                       0
       Net purchases (sales)                           0                    0                       0
       Net transfer in (out) of
       Level 3                                         0                    0                       0
BALANCE AS OF 11/30/2009               $               0    $               0    $          2,000,000
Change in unrealized appreciation
 (depreciation) relating to
 securities held at the end of
 reporting period.                     $       2,570,233    $       3,523,014    $             51,880

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          Wells Fargo Master Trust

                                          By:    /s/ Karla M. Rabusch


                                                 Karla M. Rabusch
                                                 President

Date: January 28, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          Wells Fargo Master Trust

                                          By:    /s/ Karla M. Rabusch


                                                 Karla M. Rabusch
                                                 President

                                          By:    /s/ Kasey L. Phillips


                                                 Kasey L. Phillips
                                                 Treasurer

Date: January 28, 2010